UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2015

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	15
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	23
U.S. Privacy Policy	33
Director and Officer Information	36

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Active International Allocation Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Active International Allocation Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Active International Allocation Portfolio Class I	$1,000.00	$1,062.30	$1,020.53	$4.40	*	$4.31	*	0.86%
Active International Allocation Portfolio Class A	1,000.00	1,060.20	1,018.65	6.33	*	6.21	*	1.24
Active International Allocation Portfolio Class L	1,000.00	1,058.10	1,016.17	8.88	*	8.70	*	1.74
Active International Allocation Portfolio Class C	1,000.00	967.00	1,005.03	3.27	**	3.33	**	1.99

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (91.2%)
Australia (4.0%)
AGL Energy Ltd.	8,662	$104
Amcor Ltd.	22,780	241
AMP Ltd.	46,659	217
APA Group	11,779	75
Asciano Ltd.	14,890	76
Aurizon Holding Ltd.	25,906	103
Australia & New Zealand Banking Group Ltd.	46,229	1,149
BHP Billiton Ltd.	44,511	929
Brambles Ltd.	24,126	197
CIMIC Group Ltd. (a)	2,100	35
Coca-Cola Amatil Ltd.	12,375	87
Cochlear Ltd.	867	54
Commonwealth Bank of Australia	23,168	1,522
Crown Resorts Ltd.	6,212	58
CSL Ltd.	7,815	521
Fortescue Metals Group Ltd. (a)	10,163	15
Goodman Group REIT (a)	29,102	141
Harvey Norman Holdings Ltd.	11,416	40
Iluka Resources Ltd.	8,380	50
Incitec Pivot Ltd.	29,955	89
Insurance Australia Group Ltd.	33,739	145
Lend Lease Group REIT	5,473	63
Macquarie Group Ltd.	4,404	277
National Australia Bank Ltd.	35,437	911
Orica Ltd. (a)	6,651	109
Origin Energy Ltd.	16,950	157
QBE Insurance Group Ltd.	17,075	180
Rio Tinto Ltd.	5,159	214
Santos Ltd.	14,631	88
Scentre Group REIT	109,326	316
Sonic Healthcare Ltd.	6,898	114
South32 Ltd. (b)	42,171	57
South32 Ltd. (a)(b)	44,511	62
Stockland REIT (a)	87,371	276
Suncorp Group Ltd.	18,770	195
Sydney Airport	4,662	18
Tabcorp Holdings Ltd.	10,883	38
Tatts Group Ltd.	20,980	60
Telstra Corp., Ltd.	62,078	294
Transurban Group	20,187	145
Wesfarmers Ltd.	19,161	577
Westfield Corp. REIT	39,003	274
Westpac Banking Corp.	42,076	1,044
Woodside Petroleum Ltd.	9,729	257
Woolworths Ltd. (a)	23,867	496
WorleyParsons Ltd. (a)	3,410	27
		12,097
Austria (0.1%)
Erste Group Bank AG (b)	9,621	273
Raiffeisen Bank International AG (b)	958	14
		287
	Shares	Value (000)
Belgium (1.4%)
Ageas	1,655	$64
Anheuser-Busch InBev N.V.	17,046	2,043
Groupe Bruxelles Lambert SA	5,859	471
KBC Groep N.V.	11,720	783
Proximus	428	15
Solvay SA	1,363	187
Telenet Group Holding N.V. (b)	2,238	122
UCB SA	3,566	256
Umicore SA	6,321	300
		4,241
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@
China (2.1%)
Agricultural Bank of China Ltd. H Shares (c)	145,000	78
Air China Ltd. H Shares (c)	50,000	56
Alibaba Group Holding Ltd. ADR (b)	4,800	395
Anhui Conch Cement Co., Ltd. H Shares (c)	13,500	47
Baidu, Inc. ADR (b)	2,000	398
Bank of China Ltd. H Shares (c)	332,000	216
Bank of Communications Co., Ltd. H Shares (c)	69,000	72
Beijing Enterprises Holdings Ltd. (c)	4,000	30
Belle International Holdings Ltd. (c)	34,000	39
Brilliance China Automotive Holdings Ltd. (c)	22,000	34
Byd Co., Ltd. H Shares (c)	5,500	33
China Citic Bank Corp., Ltd. H Shares (b)(c)	31,000	25
China Communications Construction Co., Ltd. H Shares (c)	18,000	27
China Construction Bank Corp. H Shares (c)	293,000	268
China Everbright Ltd. (c)	30,000	104
China Life Insurance Co., Ltd. H Shares (c)	89,000	387
China Longyuan Power Group Corp., Ltd. H Shares (c)	16,000	18
China Mengniu Dairy Co., Ltd. (c)	10,000	50
China Merchants Bank Co., Ltd. H Shares (c)	20,000	58
China Minsheng Banking Corp., Ltd. H Shares (c)	54,000	71
China Mobile Ltd. (c)	38,000	487
China National Building Material Co., Ltd. H Shares (a)(c)	22,000	21
China Oilfield Services Ltd. H Shares (a)(c)	12,000	19
China Overseas Land & Investment Ltd. (c)	28,000	99
China Pacific Insurance Group Co., Ltd. H Shares (a)(c)	30,000	144
China Petroleum & Chemical Corp. H Shares (c)	90,000	78
China Resources Land Ltd. (c)	19,555	63
China Resources Power Holdings Co., Ltd. (c)	6,000	17
China Shenhua Energy Co., Ltd. H Shares (c)	20,500	47
China Telecom Corp., Ltd. H Shares (c)	88,000	52
China Unicom Hong Kong Ltd. H Shares (c)	172,000	271
China Vanke Co., Ltd. H Shares (a)(c)	10,800	27
Citic Ltd. (c)	19,000	34
CITIC Securities Co., Ltd. H Shares (a)(c)	33,000	119
CNOOC Ltd. (c)	61,000	87

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
China (cont'd)
Dongfeng Motor Group Co., Ltd. H Shares (c)	14,000	$19
ENN Energy Holdings Ltd. (c)	6,000	36
Great Wall Motor Co., Ltd. H Shares (c)	16,000	78
Haitong Securities Co., Ltd. H Shares (a)(c)	50,000	132
Hengan International Group Co., Ltd. (c)	5,000	59
Huaneng Power International, Inc. H Shares (c)	70,000	97
Industrial & Commercial Bank of China Ltd. H Shares (c)	308,000	245
JD.com, Inc. ADR (b)	13,300	454
Jiangxi Copper Co., Ltd. H Shares (c)	11,000	18
Kunlun Energy Co., Ltd. (c)	16,000	16
Lenovo Group Ltd. (c)	48,000	66
New China Life Insurance Co., Ltd. H Shares (c)	9,400	56
PetroChina Co., Ltd. H Shares (c)	76,000	85
PICC Property & Casualty Co., Ltd. H Shares (c)	24,000	55
Ping An Insurance Group Co. of China Ltd. H Shares (c)	3,000	40
Shanghai Electric Group Co., Ltd. H Shares (a)(c)	68,000	56
Shimao Property Holdings Ltd. (c)	7,500	15
Sihuan Pharmaceutical Holdings Group Ltd. (c)(d)	21,000	11
Tencent Holdings Ltd. (c)	32,000	639
Tingyi Cayman Islands Holding Corp. (c)	14,000	29
Tsingtao Brewery Co., Ltd. H Shares (a)(c)	10,000	61
Want Want China Holdings Ltd. (a)(c)	38,000	40
WH Group Ltd. (b)(c)(e)	119,000	81
Wynn Macau Ltd. (c)	33,600	56
		6,415
Denmark (1.4%)
AP Moeller - Maersk A/S Series A	107	188
AP Moeller - Maersk A/S Series B	475	860
DSV A/S	13,655	443
Novo Nordisk A/S Series B	46,094	2,511
Novozymes A/S Series B	3,515	167
TDC A/S	8,292	61
		4,230
Finland (1.1%)
Elisa Oyj	4,656	148
Kone Oyj, Class B (a)	8,071	328
Metso Oyj	2,666	73
Neste Oyj (a)	4,275	109
Nokia Oyj	155,912	1,059
Orion Oyj, Class B	2,798	98
Sampo Oyj, Class A	11,110	523
Stora Enso Oyj, Class R	26,594	274
UPM-Kymmene Oyj	22,910	405
Wartsila Oyj	4,960	232
		3,249
France (9.9%)
Accor SA	8,625	435
Aeroports de Paris (ADP)	1,612	182
Air Liquide SA	4,827	611
Airbus Group SE	15,834	1,027
	Shares	Value (000)
Alcatel-Lucent (b)	107,400	$391
Alstom SA (b)	6,078	173
Atos SE	3,245	242
AXA SA	37,759	953
BNP Paribas SA	37,099	2,240
Bouygues SA	8,037	301
Cap Gemini SA	5,480	485
Carrefour SA	15,805	506
Casino Guichard Perrachon SA	1,873	142
Christian Dior SE	1,029	201
Cie de Saint-Gobain	12,284	552
Cie Generale des Etablissements Michelin	4,162	436
CNP Assurances	3,647	61
Credit Agricole SA	32,226	479
Danone SA	12,037	778
Dassault Systemes	5,287	384
Edenred	4,583	113
Electricite de France SA	9,606	214
Essilor International SA	3,775	450
Eurazeo SA	815	54
Fonciere Des Regions REIT	1,923	163
GDF Suez	53,174	986
Gecina SA REIT	1,673	206
Hermes International	258	96
ICADE REIT	1,909	136
Iliad SA	1,207	268
Imerys SA	549	42
Kering	1,288	230
Klepierre REIT	10,241	451
L'Oreal SA	6,055	1,080
Lafarge SA	4,640	307
Lagardere SCA	3,081	90
Legrand SA	6,914	388
LVMH Moet Hennessy Louis Vuitton SE	4,187	734
Natixis SA	27,293	196
Orange SA	40,540	624
Pernod Ricard SA (a)	4,767	551
Publicis Groupe SA	4,922	364
Remy Cointreau SA	549	40
Renault SA	4,317	450
Safran SA	6,840	464
Sanofi	27,707	2,726
Schneider Electric SE	14,025	968
SES SA	10,295	346
Societe BIC SA	771	123
Societe Generale SA	28,022	1,308
Sodexo SA	1,604	152
STMicroelectronics N.V.	26,239	215
Suez Environnement Co.	11,136	207
Technip SA	649	40
Total SA	37,039	1,799
Unibail-Rodamco SE REIT	5,057	1,278
Valeo SA	2,420	381

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
France (cont'd)
Veolia Environnement SA	14,334	$292
Vinci SA	16,097	931
Vivendi SA (a)	11,060	279
		30,321
Germany (7.0%)
Adidas AG	3,725	285
Allianz SE (Registered)	7,089	1,104
Axel Springer SE	830	44
BASF SE	16,870	1,482
Bayer AG (Registered)	17,821	2,494
Bayerische Motoren Werke AG	6,284	688
Beiersdorf AG	1,480	124
Brenntag AG	3,018	173
Commerzbank AG (b)	33,599	430
Continental AG	2,613	618
Daimler AG (Registered)	16,035	1,459
Deutsche Bank AG (Registered)	33,075	994
Deutsche Boerse AG	5,445	451
Deutsche Lufthansa AG (Registered) (b)	2,439	31
Deutsche Post AG (Registered)	14,593	426
Deutsche Telekom AG (Registered)	98,596	1,698
E.ON SE	30,595	408
Fraport AG Frankfurt Airport Services Worldwide	426	27
Fresenius Medical Care AG & Co., KGaA	6,873	567
GEA Group AG	4,166	186
HeidelbergCement AG	3,357	266
Henkel AG & Co., KGaA (Preference)	2,606	292
Hugo Boss AG	609	68
Infineon Technologies AG	41,545	516
Kabel Deutschland Holding AG (b)	1,257	168
Lanxess AG	1,442	85
Linde AG	2,220	421
Merck KGaA	2,923	291
Metro AG	10,164	321
Osram Licht AG	2,573	123
Porsche Automobil Holding SE (Preference)	4,334	365
ProSiebenSat.1 Media AG (Registered)	8,647	427
QIAGEN N.V. (b)	10,708	263
RTL Group SA (b)	2,067	187
RWE AG	13,731	295
SAP SE	11,832	826
Siemens AG (Registered)	15,875	1,599
Telefonica Deutschland Holding AG	7,591	44
ThyssenKrupp AG	7,020	183
United Internet AG (Registered)	5,016	223
Volkswagen AG	2,263	524
Volkswagen AG (Preference)	1,023	237
		21,413
Hong Kong (3.0%)
AIA Group Ltd.	374,400	2,451
Bank of East Asia Ltd. (The)	134,400	588
	Shares	Value (000)
BOC Hong Kong Holdings Ltd.	194,000	$808
Cheung Kong Infrastructure Holdings Ltd.	14,000	109
CK Hutchison Holdings Ltd.	51,000	749
CLP Holdings Ltd.	39,500	336
Hang Lung Properties Ltd.	44,000	131
Hang Seng Bank Ltd.	41,700	815
Henderson Land Development Co., Ltd.	19,000	130
Hong Kong & China Gas Co., Ltd.	141,000	296
Hong Kong Exchanges and Clearing Ltd.	19,800	699
Link REIT (The)	43,000	252
MTR Corp., Ltd.	35,000	163
New World Development Co., Ltd.	107,284	140
Power Assets Holdings Ltd.	26,000	237
Sands China Ltd.	46,000	155
Sino Land Co., Ltd.	66,000	110
Sun Hung Kai Properties Ltd.	30,000	486
Swire Pacific Ltd., Class A	14,000	176
Swire Properties Ltd.	25,000	80
Techtronic Industries Co., Ltd.	29,500	97
Wharf Holdings Ltd.	25,000	166
Wheelock & Co., Ltd.	18,000	92
		9,266
Ireland (0.6%)
Bank of Ireland (b)	1,481,097	598
CRH PLC	27,965	789
Kerry Group PLC, Class A	3,556	264
Ryanair Holdings PLC ADR (a)	2,100	150
		1,801
Italy (1.1%)
Assicurazioni Generali SpA	35,841	646
Banca Monte dei Paschi di Siena SpA (b)	21,371	42
Banco Popolare SC (b)	3,108	51
Intesa Sanpaolo SpA	310,597	1,123
Luxottica Group SpA	5,931	394
Telecom Italia SpA	286,465	292
UniCredit SpA	92,769	623
Unione di Banche Italiane SCPA	22,716	182
		3,353
Japan (27.4%)
ABC-Mart, Inc.	800	49
Aeon Co., Ltd.	20,000	284
Aeon Mall Co., Ltd.	2,100	39
Ajinomoto Co., Inc.	20,000	433
Amada Co., Ltd.	6,400	68
ANA Holdings, Inc.	65,000	176
Asahi Glass Co., Ltd. (a)	25,300	152
Asahi Group Holdings Ltd.	11,600	369
Asahi Kasei Corp.	37,000	304
Asics Corp.	2,100	54
Astellas Pharma, Inc.	73,100	1,043
Bank of Kyoto Ltd. (The)	10,000	115
Bank of Yokohama Ltd. (The)	69,000	423

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Benesse Holdings, Inc.	1,854	$47
Bridgestone Corp. (a)	21,100	781
Brother Industries Ltd.	6,200	88
Canon, Inc. (a)	20,304	661
Casio Computer Co., Ltd. (a)	2,200	43
Central Japan Railway Co.	4,392	793
Chiba Bank Ltd. (The)	18,000	137
Chubu Electric Power Co., Inc.	15,200	227
Chugai Pharmaceutical Co., Ltd.	6,600	228
Chugoku Bank Ltd. (The)	3,800	60
Citizen Holdings Co., Ltd. (a)	10,300	72
Credit Saison Co., Ltd.	7,600	163
Dai Nippon Printing Co., Ltd.	11,100	115
Dai-ichi Life Insurance Co., Ltd. (The)	62,900	1,237
Daiichi Sankyo Co., Ltd.	22,200	411
Daikin Industries Ltd.	7,100	511
Daito Trust Construction Co., Ltd.	2,656	275
Daiwa House Industry Co., Ltd.	15,600	364
Daiwa Securities Group, Inc.	75,000	562
Denso Corp.	20,050	999
Dentsu, Inc.	2,000	104
Don Quijote Holdings Co., Ltd.	3,800	162
East Japan Railway Co.	11,300	1,017
Eisai Co., Ltd.	7,700	517
FANUC Corp.	8,450	1,732
Fast Retailing Co., Ltd.	1,800	817
Fuji Heavy Industries Ltd.	8,200	302
FUJIFILM Holdings Corp.	20,100	718
Fujitsu Ltd.	63,200	353
Fukuoka Financial Group, Inc.	27,000	140
Hachijuni Bank Ltd. (The)	9,000	68
Hakuhodo DY Holdings, Inc.	5,700	61
Hamamatsu Photonics KK	3,200	94
Hankyu Hanshin Holdings, Inc.	19,000	112
Hirose Electric Co., Ltd.	900	129
Hisamitsu Pharmaceutical Co., Inc.	1,400	54
Hitachi Ltd.	115,000	758
Hitachi Metals Ltd.	3,000	46
Honda Motor Co., Ltd.	42,613	1,379
Hoshino Resorts, Inc. REIT	7	77
Hoya Corp.	17,900	718
IHI Corp.	59,530	277
Inpex Corp.	39,700	451
Isetan Mitsukoshi Holdings Ltd.	12,900	231
Isuzu Motors Ltd.	9,600	126
Ito En Ltd.	3,800	80
ITOCHU Corp.	52,551	694
Japan Airlines Co., Ltd.	8,800	307
Japan Exchange Group, Inc.	14,500	471
Japan Hotel REIT Investment Corp. REIT	111	74
Japan Real Estate Investment Corp. REIT	21	95
Japan Retail Fund Investment Corp. REIT	37	74
	Shares	Value (000)
Japan Tobacco, Inc.	36,300	$1,293
JFE Holdings, Inc.	20,400	453
JGC Corp.	9,546	180
Joyo Bank Ltd. (The)	27,000	151
JSR Corp.	3,308	59
JX Holdings, Inc.	107,846	465
Kajima Corp.	21,000	99
Kakaku.com, Inc. (a)	4,100	59
Kansai Electric Power Co., Inc. (The) (a)(b)	21,700	240
Kansai Paint Co., Ltd.	3,000	47
Kao Corp.	18,500	861
Kawasaki Heavy Industries Ltd.	67,500	315
KDDI Corp.	12,600	304
Keikyu Corp.	9,000	68
Keio Corp.	8,000	57
Keyence Corp.	2,157	1,164
Kinden Corp.	7,000	93
Kintetsu Group Holdings Co., Ltd.	37,750	129
Kirin Holdings Co., Ltd.	24,700	340
Kobe Steel Ltd.	187,000	315
Komatsu Ltd.	32,500	653
Konica Minolta, Inc.	16,730	195
Kose Corp.	2,000	164
Kubota Corp.	35,000	555
Kuraray Co., Ltd.	13,356	163
Kurita Water Industries Ltd.	4,400	103
Kyocera Corp.	12,100	629
Kyowa Exeo Corp.	4,500	52
Kyowa Hakko Kirin Co., Ltd. (a)	7,000	92
Kyushu Electric Power Co., Inc. (a)(b)	9,800	114
Lawson, Inc.	3,000	205
LIXIL Group Corp.	7,462	148
Mabuchi Motor Co., Ltd.	1,800	114
Makita Corp.	1,300	71
Marubeni Corp.	51,550	296
Maruichi Steel Tube Ltd.	600	15
Mazda Motor Corp.	8,100	159
MEIJI Holdings Co., Ltd.	700	90
Minebea Co., Ltd.	3,000	50
Miraca Holdings, Inc.	1,800	90
Mitsubishi Chemical Holdings Corp.	49,000	309
Mitsubishi Corp.	41,900	922
Mitsubishi Electric Corp.	51,352	664
Mitsubishi Estate Co., Ltd.	40,000	862
Mitsubishi Heavy Industries Ltd.	128,550	782
Mitsubishi Materials Corp.	60,000	230
Mitsubishi Motors Corp.	7,900	67
Mitsubishi Tanabe Pharma Corp.	5,200	78
Mitsubishi UFJ Financial Group, Inc. (See Note G)	153,106	1,101
Mitsui & Co., Ltd.	47,400	644
Mitsui Chemicals, Inc.	30,000	112
Mitsui Fudosan Co., Ltd.	29,900	837
Mitsui OSK Lines Ltd.	33,000	106

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Mizuho Financial Group, Inc.	692,800	$1,500
MS&AD Insurance Group Holdings, Inc.	13,760	429
Murata Manufacturing Co., Ltd.	8,000	1,396
Nabtesco Corp.	1,600	40
Namco Bandai Holdings, Inc.	5,500	106
NEC Corp.	60,900	185
NGK Insulators Ltd.	9,660	249
NGK Spark Plug Co., Ltd.	8,459	235
NH Foods Ltd.	2,000	46
Nidec Corp.	7,700	577
Nikon Corp. (a)	15,500	179
Nintendo Co., Ltd.	2,208	369
Nippon Building Fund, Inc. REIT (a)	26	114
Nippon Express Co., Ltd.	21,300	105
Nippon Paint Holdings Co., Ltd.	2,000	56
Nippon Steel Sumitomo Metal Corp.	279,108	724
Nippon Telegraph & Telephone Corp.	25,400	920
Nippon Television Holdings, Inc.	3,700	65
Nippon Yusen KK	59,015	164
Nissan Motor Co., Ltd.	78,405	817
Nitori Holdings Co., Ltd.	800	65
Nitto Denko Corp.	7,400	608
Nomura Holdings, Inc.	127,950	868
NSK Ltd.	7,253	112
NTT Data Corp.	4,100	179
NTT DoCoMo, Inc.	20,800	398
Obayashi Corp. (a)	10,571	77
Obic Co., Ltd.	2,200	98
Odakyu Electric Railway Co., Ltd.	18,000	168
Oji Holdings Corp.	8,000	35
Omron Corp.	9,304	404
Ono Pharmaceutical Co., Ltd.	2,500	273
Oriental Land Co., Ltd.	8,400	536
ORIX Corp.	52,860	787
Osaka Gas Co., Ltd.	86,600	342
Otsuka Holdings Co., Ltd.	11,500	367
Panasonic Corp.	20,700	284
Rakuten, Inc.	24,900	402
Resona Holdings, Inc.	28,100	154
Rohm Co., Ltd.	6,505	436
Santen Pharmaceutical Co., Ltd.	12,700	180
SBI Holdings, Inc.	13,400	185
Secom Co., Ltd.	7,985	518
Sega Sammy Holdings, Inc.	2,300	30
Seiko Epson Corp.	2,200	39
Sekisui Chemical Co., Ltd.	19,072	234
Sekisui House Ltd.	47,246	750
Seven & I Holdings Co., Ltd.	22,100	950
Shimamura Co., Ltd.	200	21
Shimano, Inc.	3,750	512
Shimizu Corp.	9,000	76
Shin-Etsu Chemical Co., Ltd.	11,793	732
	Shares	Value (000)
Shionogi & Co., Ltd.	16,000	$620
Shiseido Co., Ltd.	11,900	270
Shizuoka Bank Ltd. (The)	17,000	178
SMC Corp.	1,805	544
Softbank Corp.	30,500	1,797
Sojitz Corp.	48,400	117
Sompo Japan Nipponkoa Holdings, Inc.	9,000	330
Sony Corp. (b)	36,193	1,024
Sumitomo Chemical Co., Ltd.	51,600	310
Sumitomo Corp.	38,700	450
Sumitomo Electric Industries Ltd.	21,100	327
Sumitomo Metal Mining Co., Ltd.	21,300	324
Sumitomo Mitsui Financial Group, Inc.	48,400	2,159
Sumitomo Mitsui Trust Holdings, Inc.	264,167	1,210
Sumitomo Realty & Development Co., Ltd.	12,500	439
Suruga Bank Ltd.	5,800	125
Suzuken Co., Ltd.	2,600	83
Suzuki Motor Corp.	2,900	98
Sysmex Corp.	1,500	90
T&D Holdings, Inc.	17,200	257
Taiheiyo Cement Corp. (a)	21,000	61
Taisei Corp.	29,000	167
Takeda Pharmaceutical Co., Ltd.	23,400	1,130
TDK Corp.	5,952	456
Teijin Ltd.	5,608	22
Terumo Corp.	13,800	331
THK Co., Ltd.	7,700	167
Tobu Railway Co., Ltd.	48,900	210
Toho Co., Ltd.	2,900	72
Tohoku Electric Power Co., Inc.	14,200	192
Tokio Marine Holdings, Inc.	21,620	900
Tokyo Electron Ltd.	4,900	310
Tokyo Gas Co., Ltd.	95,600	508
Tokyu Corp.	33,400	224
Tokyu Fudosan Holdings Corp.	12,900	100
Toppan Printing Co., Ltd.	11,600	97
Toray Industries, Inc.	53,100	449
Toshiba Corp.	104,026	358
TOTO Ltd.	4,000	72
Toyo Suisan Kaisha Ltd.	3,600	131
Toyota Industries Corp.	2,450	140
Toyota Motor Corp.	73,555	4,930
Trend Micro, Inc.	3,100	106
Unicharm Corp.	16,400	390
USS Co., Ltd.	4,100	74
West Japan Railway Co.	1,342	86
Yahoo! Japan Corp. (a)	63,600	257
Yakult Honsha Co., Ltd. (a)	3,100	184
Yamada Denki Co., Ltd. (a)	42,000	168
Yamaha Corp.	4,100	83
Yamaha Motor Co., Ltd.	7,300	160
Yamato Holdings Co., Ltd.	10,235	198
Yaskawa Electric Corp. (a)	9,300	119
		83,585

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Korea, Republic of (0.0%)
Nexon Co., Ltd.	6,300	$87
Luxembourg (0.1%)
Altice SA (b)	1,797	248
Macau (0.1%)
Galaxy Entertainment Group Ltd. (c)	45,000	179
Malta (0.0%)
BGP Holdings PLC (b)(d)(f)	72,261	—
Netherlands (3.5%)
Aegon N.V.	45,726	336
Akzo Nobel N.V.	6,051	440
ArcelorMittal (a)	27,588	269
ASML Holding N.V.	13,766	1,423
Boskalis Westminster N.V.	120	6
CNH Industrial N.V. (a)	80,161	731
Gemalto N.V. (a)	3,130	279
Heineken N.V.	5,641	428
ING Groep N.V. CVA	130,963	2,162
Koninklijke Ahold N.V.	22,981	430
Koninklijke DSM N.V.	4,004	232
Koninklijke KPN N.V.	104,124	398
Koninklijke Philips N.V.	23,254	592
Randstad Holding N.V.	1,264	82
Reed Elsevier N.V.	26,463	628
TNT Express N.V.	22,240	189
Unilever N.V. CVA	36,840	1,534
Wolters Kluwer N.V.	17,981	534
		10,693
Norway (0.2%)
Akastor ASA (a)(b)	169	—	@
DNB ASA	6,141	103
Norsk Hydro ASA	5,271	22
Orkla ASA	3,033	24
Statoil ASA	5,285	94
Subsea 7 SA (a)(b)	286	3
Telenor ASA	17,571	385
		631
Portugal (0.1%)
Banco Comercial Portugues SA (a)(b)	318,514	28
Galp Energia SGPS SA	18,413	216
		244
South Africa (0.3%)
SABMiller PLC	15,737	817
Spain (1.6%)
Abertis Infraestructuras SA	2,402	39
ACS Actividades de Construccion y Servicios SA	1,275	41
Amadeus IT Holding SA, Class A	8,684	346
Banco Bilbao Vizcaya Argentaria SA	96,187	943
Banco de Sabadell SA	108,973	263
Banco Popular Espanol SA	38,795	188
Banco Santander SA	221,338	1,546
	Shares	Value (000)
Bankia SA (b)	117,502	$149
Bankinter SA	5,631	42
CaixaBank SA	52,554	243
Distribuidora Internacional de Alimentacion SA	7,104	54
Ferrovial SA	3,443	75
Grifols SA	3,855	155
Inditex SA	8,937	290
International Consolidated Airlines Group SA (b)	1,446	11
International Consolidated Airlines Group SA (b)	10,386	81
Mapfre SA	6,036	21
Repsol SA	9,179	161
Telefonica SA	23,256	331
Zardoya Otis SA (a)	1,371	15
		4,994
Sweden (2.3%)
Assa Abloy AB, Class B	18,883	356
Electrolux AB, Class B	2,769	87
Elekta AB, Class B (a)	7,571	47
Getinge AB, Class B	6,985	168
Hennes & Mauritz AB, Class B	15,347	591
Hexagon AB, Class B	7,456	270
Investor AB, Class B	22,575	841
Lundin Petroleum AB (b)	3,996	68
Nordea Bank AB	99,641	1,243
Securitas AB, Class B	2,161	29
Skanska AB, Class B	8,914	181
Svenska Cellulosa AB SCA, Class B	14,723	374
Svenska Handelsbanken AB, Class A	33,204	485
Swedbank AB, Class A	20,888	487
Swedish Match AB	6,810	194
Tele2 AB, Class B	571	7
Telefonaktiebolaget LM Ericsson, Class B	87,718	909
TeliaSonera AB	45,418	267
Volvo AB, Class B	23,482	291
		6,895
Switzerland (7.3%)
ABB Ltd. (Registered) (b)	47,275	990
Actelion Ltd. (Registered) (b)	2,464	360
Adecco SA (Registered) (b)	793	64
Baloise Holding AG (Registered)	1,223	149
Cie Financiere Richemont SA (Registered)	7,029	572
Credit Suisse Group AG (Registered) (b)	46,458	1,277
Geberit AG (Registered)	1,139	380
Givaudan SA (Registered) (b)	162	280
Holcim Ltd. (Registered) (b)	5,087	375
Julius Baer Group Ltd. (b)	6,131	344
Lonza Group AG (Registered) (b)	1,624	217
Nestle SA (Registered)	56,645	4,090
Novartis AG (Registered)	45,848	4,519
Pargesa Holding SA	209	14
Partners Group Holding AG	366	109
Roche Holding AG (Genusschein)	14,001	3,923

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Switzerland (cont'd)
Schindler Holding AG	1,032	$169
SGS SA (Registered)	18	33
Sonova Holding AG (Registered)	789	107
Swatch Group AG (The)	1,028	209
Swiss Life Holding AG (Registered) (b)	632	145
Swiss Prime Site AG (Registered) (b)	2,819	214
Swisscom AG (Registered)	784	439
Syngenta AG (Registered)	1,228	499
UBS Group AG (Registered) (b)	89,636	1,901
Zurich Insurance Group AG (b)	3,238	986
		22,365
United Kingdom (16.6%)
3i Group PLC	21,345	173
Aberdeen Asset Management PLC	29,452	187
Admiral Group PLC	3,010	66
Amec Foster Wheeler PLC	2,167	28
Anglo American PLC	26,392	381
ARM Holdings PLC	45,153	736
AstraZeneca PLC	26,712	1,687
Aviva PLC	63,636	492
BAE Systems PLC	57,443	407
Barclays PLC	274,234	1,122
BG Group PLC	79,895	1,330
BHP Billiton PLC	39,929	784
BP PLC	273,966	1,809
British American Tobacco PLC	37,516	2,013
British Land Co., PLC REIT	8,518	106
BT Group PLC	209,891	1,485
Bunzl PLC	8,327	227
Burberry Group PLC	6,307	156
Capita PLC	28,368	552
Carnival PLC	4,732	241
Centrica PLC	100,096	415
Cobham PLC	38,152	158
Compass Group PLC	52,288	865
Croda International PLC	3,094	134
Diageo PLC	49,388	1,429
easyJet PLC	5,515	134
Experian PLC	26,119	476
G4S PLC	14,296	60
GKN PLC	36,199	190
GlaxoSmithKline PLC	102,980	2,140
Glencore PLC (b)	290,689	1,166
Hammerson PLC REIT	7,884	76
Hargreaves Lansdown PLC	3,477	63
HSBC Holdings PLC	403,187	3,612
Imperial Tobacco Group PLC	20,628	994
Indivior PLC (b)	15,115	53
InterContinental Hotels Group PLC	8,432	340
Intertek Group PLC	3,991	154
Intu Properties PLC REIT	6,132	30
Investec PLC	8,360	75
	Shares	Value (000)
J Sainsbury PLC (a)	29,539	$123
Johnson Matthey PLC	4,332	207
Kingfisher PLC	62,680	342
Land Securities Group PLC REIT	7,595	144
Legal & General Group PLC	105,182	411
Lloyds Banking Group PLC	1,857,604	2,488
Lonmin PLC (b)	3,313	6
Marks & Spencer Group PLC	22,512	190
Meggitt PLC	13,615	100
National Grid PLC	18,797	241
Next PLC	3,633	425
Old Mutual PLC	80,048	253
Pearson PLC	26,122	494
Persimmon PLC (b)	9,394	291
Petrofac Ltd.	1,693	25
Prudential PLC	36,827	887
Reckitt Benckiser Group PLC	11,968	1,032
Reed Elsevier PLC	35,703	581
Rexam PLC	14,753	128
Rio Tinto PLC	20,612	847
Rolls-Royce Holdings PLC (b)	30,863	422
Royal Dutch Shell PLC, Class A	85,327	2,395
Royal Dutch Shell PLC, Class B	65,041	1,847
RSA Insurance Group PLC	11,896	74
Sage Group PLC (The)	35,632	287
Schroders PLC	2,982	149
Segro PLC REIT	15,809	101
Severn Trent PLC	1,199	39
Shire PLC	12,623	1,010
Sky PLC	56,549	921
Smith & Nephew PLC	54,791	925
Smiths Group PLC	9,295	165
SSE PLC	4,884	118
Standard Chartered PLC	35,018	561
Standard Life PLC	26,527	185
Tesco PLC	162,876	544
Tullow Oil PLC	418	2
Unilever PLC	16,938	726
United Utilities Group PLC	3,462	48
Vodafone Group PLC	567,885	2,051
Weir Group PLC (The)	3,385	90
Whitbread PLC	5,756	447
Wolseley PLC	5,553	354
WPP PLC	66,259	1,485
		50,707
United States (0.0%)
AAC Technologies Holdings, Inc. (a)(c)	5,000	28
Li & Fung Ltd. (c)	126,000	100
		128
Total Common Stocks (Cost $251,535)		278,246

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Short-Term Investments (9.1%)
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	5,886,598	$5,887
	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $537; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/17; valued at $548)	$537	537
Merrill Lynch & Co., Inc., (0.14%, dated 6/30/15, due 7/1/15; proceeds $537; fully collateralized by a U.S. Government obligation; Zero Coupon due 7/2/15; valued at $548)	537	537
		1,074
Total Securities held as Collateral on Loaned Securities (Cost $6,961)		6,961
	Shares	Value (000)
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $20,708)	20,707,974	$20,708
Total Short-Term Investments (Cost $27,669)		27,669
Total Investments (100.3%) (Cost $279,204) Including $7,274 of Securities Loaned (g)		305,915
Liabilities in Excess of Other Assets (-0.3%)		(834)
Net Assets (100.0%)		$305,081

(a)  All or a portion of this security was on loan at June 30, 2015.

(b)  Non-income producing security.

(c)  Security trades on the Hong Kong exchange.

(d)  Security has been deemed illiquid at June 30, 2015.

(e)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)  At June 30, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

@  Value is less than $500.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	JPY	2,120,370	$17,330	7/23/15	USD	17,187	$17,187	$(143)
Bank of New York Mellon	JPY	1,187,541	9,706	7/23/15	USD	9,581	9,581	(125)
Bank of New York Mellon	SEK	616	74	7/23/15	USD	75	75	1
Bank of New York Mellon	USD	1,642	1,642	7/23/15	JPY	203,720	1,665	23
Bank of New York Mellon	USD	11,444	11,444	7/23/15	JPY	1,403,440	11,470	26
Bank of New York Mellon	USD	1,292	1,292	7/23/15	SEK	10,653	1,286	(6)
Citibank NA	AUD	12,419	9,570	7/23/15	USD	9,581	9,581	11
Citibank NA	EUR	3,455	3,853	7/23/15	USD	3,923	3,923	70
Citibank NA	EUR	13,569	15,132	7/23/15	USD	15,132	15,132	— @
Citibank NA	USD	7,255	7,255	7/23/15	AUD	9,373	7,224	(31)
Citibank NA	USD	279	279	7/23/15	EUR	248	277	(2)
Citibank NA	USD	14,717	14,717	7/23/15	EUR	12,905	14,390	(327)
Citibank NA	USD	388	388	7/23/15	GBP	248	390	2
Goldman Sachs International	HKD	7,206	929	7/23/15	USD	929	929	(— @)
Goldman Sachs International	USD	34	34	7/23/15	EUR	30	34	(— @)
Goldman Sachs International	USD	929	929	7/23/15	HKD	7,206	929	— @
Northern Trust Company	JPY	341,063	2,788	7/23/15	USD	2,765	2,765	(23)
State Street Bank and Trust Co.	CHF	81	87	7/23/15	USD	89	89	2
State Street Bank and Trust Co.	CHF	716	767	7/23/15	USD	770	770	3
State Street Bank and Trust Co.	USD	3,365	3,365	7/23/15	CHF	3,130	3,351	(14)
State Street Bank and Trust Co.	USD	2,335	2,335	7/23/15	CHF	2,181	2,334	(1)
State Street Bank and Trust Co.	USD	10	10	7/23/15	EUR	9	10	(— @)
State Street Bank and Trust Co.	USD	1,530	1,530	7/23/15	GBP	979	1,539	9
State Street Bank and Trust Co.	USD	6,210	6,210	7/23/15	GBP	3,927	6,169	(41)
			$111,666				$111,100	$(566)

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
China H-Shares Index (Hong Kong)	1	$83	Jul-15	$(1)
Dax Index (Germany)	34	10,425	Sep-15	(273)
E-Mini MSCI Eafe Index (United States)	10	917	Sep-15	(31)
Euro Stoxx 50 Index (Germany)	59	2,260	Sep-15	(102)
FTSE MIB Index (Italy)	38	4,782	Sep-15	89
IBEX 35 Index (Spain)	67	8,048	Jul-15	51
				$(267)

@  Value is less than $500.

AUD  —  Australian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

JPY  —  Japanese Yen

SEK  —  Swedish Krona

USD  —  United States Dollar
Portfolio Composition*

Classification	Percentage of Total Investments
Other**	71.0%
Banks	13.2
Pharmaceuticals	8.9
Short-Term Investment	6.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long futures contracts with an underlying face amount of approximately $26,515,000 with net unrealized depreciation of approximately $267,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $566,000.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $250,918)	$278,219
Investment in Security of Affiliated Issuer, at Value (Cost $28,286)	27,696
Total Investments in Securities, at Value (Cost $279,204)	305,915
Foreign Currency, at Value (Cost $4,588)	4,585
Cash	299
Receivable for Variation Margin on Futures Contracts	2,208
Dividends Receivable	567
Tax Reclaim Receivable	409
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	147
Receivable for Portfolio Shares Sold	103
Receivable for Investments Sold	8
Receivable from Affiliate	3
Other Assets	74
Total Assets	314,318
Liabilities:
Collateral on Securities Loaned, at Value	7,260
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	713
Payable for Advisory Fees	508
Payable for Portfolio Shares Redeemed	413
Payable for Sub Transfer Agency Fees — Class I	115
Payable for Sub Transfer Agency Fees — Class A	34
Payable for Sub Transfer Agency Fees — Class L	5
Payable for Custodian Fees	37
Payable for Professional Fees	34
Payable for Administration Fees	21
Payable for Shareholder Services Fees — Class A	16
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	— @
Payable for Directors' Fees and Expenses	20
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	— @
Other Liabilities	50
Total Liabilities	9,237
Net Assets	$305,081
Net Assets Consist of:
Paid-in-Capital	$325,073
Accumulated Undistributed Net Investment Income	3,785
Accumulated Net Realized Loss	(49,645)
Unrealized Appreciation (Depreciation) on:
Investments	27,301
Investments in Affiliates	(590)
Futures Contracts	(267)
Foreign Currency Forward Exchange Contracts	(566)
Foreign Currency Translations	(10)
Net Assets	$305,081

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$223,288
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,785,556
Net Asset Value, Offering and Redemption Price Per Share	$13.30
CLASS A:
Net Assets	$73,338
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,406,461
Net Asset Value, Redemption Price Per Share	$13.56
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.75
Maximum Offering Price Per Share	$14.31
CLASS L:
Net Assets	$8,420
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	624,551
Net Asset Value, Offering and Redemption Price Per Share	$13.48
CLASS C:
Net Assets	$35
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,582
Net Asset Value, Offering and Redemption Price Per Share	$13.48
(1) Including: Securities on Loan, at Value:	$7,274

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Active International Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $498 of Foreign Taxes Withheld)	$5,222
Income from Securities Loaned — Net	120
Dividends from Security of Affiliated Issuer (Note G)	33
Interest from Securities of Unaffiliated Issuers	2
Total Investment Income	5,377
Expenses:
Advisory Fees (Note B)	1,009
Shareholder Services Fees — Class A (Note D)	93
Distribution and Shareholder Services Fees — Class L (Note D)	33
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Administration Fees (Note C)	124
Sub Transfer Agency Fees — Class I	29
Sub Transfer Agency Fees — Class A	51
Sub Transfer Agency Fees — Class L	9
Custodian Fees (Note F)	78
Professional Fees	52
Shareholder Reporting Fees	39
Pricing Fees	26
Registration Fees	17
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	— @
Directors' Fees and Expenses	1
Other Expenses	12
Total Expenses	1,586
Reimbursement of Class Specific Expenses — Class I (Note B)	(45)
Reimbursement of Class Specific Expenses — Class A (Note B)	(11)
Reimbursement of Class Specific Expenses — Class L (Note B)	(5)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Rebate from Morgan Stanley Affiliate (Note G)	(13)
Net Expenses	1,512
Net Investment Income	3,865
Realized Gain (Loss):
Investments Sold	1,263
Foreign Currency Forward Exchange Contracts	(1,518)
Foreign Currency Transactions	(82)
Futures Contracts	4,884
Net Realized Gain	4,547
Change in Unrealized Appreciation (Depreciation):
Investments	11,570
Investments in Affiliates	262
Foreign Currency Forward Exchange Contracts	(470)
Foreign Currency Translations	78
Futures Contracts	(1,075)
Net Change in Unrealized Appreciation (Depreciation)	10,365
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	14,912
Net Increase in Net Assets Resulting from Operations	$18,777

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Active International Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,865	$8,206
Net Realized Gain (Loss)	4,547	(8,464)
Net Change in Unrealized Appreciation (Depreciation)	10,365	(20,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,777	(21,071)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(6,048)
Class A:
Net Investment Income	—	(1,668)
Class L:
Net Investment Income	—	(153)
Total Distributions	—	(7,869)
Capital Share Transactions:(1)
Class I:
Subscribed	3,203	13,277
Distributions Reinvested	—	6,009
Redeemed	(13,251)	(39,288)
Class A:
Subscribed	2,824	4,264
Distributions Reinvested	—	1,634
Redeemed	(5,816)	(17,601)
Class L:
Subscribed	58	30
Distributions Reinvested	—	150
Redeemed	(761)	(1,082)
Class C:
Subscribed	36 *	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,707)	(32,607)
Redemption Fees	— @	— @
Total Increase (Decrease) in Net Assets	5,070	(61,547)
Net Assets:
Beginning of Period	300,011	361,558
End of Period (Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $3,785 and $(80), respectively)	$305,081	$300,011
(1) Capital Share Transactions:
Class I:
Shares Subscribed	246	980
Shares Issued on Distributions Reinvested	—	484
Shares Redeemed	(996)	(2,888)
Net Decrease in Class I Shares Outstanding	(750)	(1,424)
Class A:
Shares Subscribed	209	309
Shares Issued on Distributions Reinvested	—	128
Shares Redeemed	(429)	(1,270)
Net Decrease in Class A Shares Outstanding	(220)	(833)
Class L:
Shares Subscribed	4	2
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(55)	(79)
Net Decrease in Class L Shares Outstanding	(51)	(65)
Class C:
Shares Subscribed	3 *	—

@  Amount is less than $500.

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.52		$13.75	$11.65	$10.07	$12.06	$11.30
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.34	0.22	0.23	0.27	0.20
Net Realized and Unrealized Gain (Loss)	0.61		(1.22)	2.25	1.51	(2.03)	0.81
Total from Investment Operations	0.78		(0.88)	2.47	1.74	(1.76)	1.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.37)	(0.16)	(0.23)	(0.25)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$13.30		$12.52	$13.75	$11.65	$10.07	$12.06
Total Return++	6.23	%#	(6.37)%	21.38%	17.30%	(14.56)%	8.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$223,288		$219,467	$260,614	$251,657	$302,048	$441,350
Ratio of Expenses to Average Net Assets (1)	0.86	%+*	0.88%+	0.83%+	0.89%+	0.84%+^	0.79	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.88%+	N/A	0.84%+^	0.79	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.61	%+*	2.53%+	1.71%+	2.12%+	2.33%+	1.82	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02%	0.02%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	19	%#	32%	36%	27%	26%	19%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.90	%*	0.99%	0.99%	0.98%	0.95%	0.92	%+
Net Investment Income to Average Net Assets	2.57	%*	2.42%	1.55%	2.03%	2.22%	1.69	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2011, the maximum ratio was 0.80% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$12.79		$14.03	$11.89		$10.27	$12.28	$11.50
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.30	0.11		0.20	0.25	0.18
Net Realized and Unrealized Gain (Loss)	0.62		(1.24)	2.36		1.55	(2.07)	0.81
Total from Investment Operations	0.77		(0.94)	2.47		1.75	(1.82)	0.99
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)	(0.33)		(0.13)	(0.19)	(0.21)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$13.56		$12.79	$14.03		$11.89	$10.27	$12.28
Total Return++	6.02	%#	(6.70)%	20.94%		17.05%	(14.75)%	8.69%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,338		$71,938	$90,599		$8,608	$10,387	$14,477
Ratio of Expenses to Average Net Assets (1)	1.24	%+*	1.23%+	1.09	%+^^	1.14%+	1.09%+^	1.04	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.21	%+^^	N/A	1.09%+^	1.04	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.22	%+*	2.18%+	0.84	%+	1.80%+	2.08%+	1.57	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02%	0.02%		0.01%	0.01%	0.01%
Portfolio Turnover Rate	19	%#	32%	36%		27%	26%	19%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.28	%*	1.31%+	1.25	%+	1.23%	1.20%	1.17	%+
Net Investment Income to Average Net Assets	2.18	%*	2.10%+	0.68	%+	1.71%	1.97%	1.44	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.15% for Class A shares.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to July 1, 2011, the maximum ratio was 1.05% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Active International Allocation Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from June 14, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$12.74		$13.97	$11.84		$10.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		0.23	0.12		(0.02)
Net Realized and Unrealized Gain (Loss)	0.63		(1.23)	2.27		1.91
Total from Investment Operations	0.74		(1.00)	2.39		1.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)	(0.26)		(0.14)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$13.48		$12.74	$13.97		$11.84
Total Return++	5.81	%#	(7.17)%	20.34%		18.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,420		$8,606	$10,345		$10,246
Ratio of Expenses to Average Net Assets (1)	1.74	%+*	1.73%+	1.61	%+^^	1.63	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.66	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.71	%+*	1.68%	0.94	%+	(0.33	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02%	0.02%		0.02	%*
Portfolio Turnover Rate	19	%#	32%	36%		27	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.87	%*	1.87%	1.76%		1.79	%*

Net Investment Income (Loss) to Average Net Assets	1.58	%*	1.54%	0.79%	(0.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.65% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Active International Allocation Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$13.94
Income (Loss) from Investment Operations:
Net Investment Income†	0.03
Net Realized and Unrealized Gain	(0.49)
Total from Investment Operations	(0.46)
Net Asset Value, End of Period	$13.48
Total Return++	(3.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$35
Ratios of Expenses to Average Net Assets (1)	1.99	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.28	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	19	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	6.67	%*
Net Investment Loss to Average Net Assets	(3.40	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Active International Allocation Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by Morgan Stanley Investment Management Inc. (the "Adviser"), in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,578	$—	$—		$2,578
Air Freight & Logistics	813	—	—		813
Airlines	946	—	—		946
Auto Components	4,107	—	—		4,107
Automobiles	11,847	78	—		11,925
Banks	39,398	—	—		39,398
Beverages	6,245	—	—		6,245
Biotechnology	1,036	—	—		1,036
Building Products	2,171	—	—		2,171
Capital Markets	7,519	—	—		7,519
Chemicals	8,414	—	—		8,414
Commercial Services & Supplies	1,252	—	—		1,252
Communications Equipment	2,359	—	—		2,359
Construction & Engineering	2,341	—	—		2,341
Construction Materials	1,908	—	—		1,908
Consumer Finance	163	—	—		163
Containers & Packaging	369	—	—		369
Diversified Consumer Services	47	—	—		47
Diversified Financial Services	3,788	—	—	†	3,788	†

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Diversified Telecommunication Services	$7,992	$—	$—	$7,992
Electric Utilities	1,787	—	—	1,787
Electrical Equipment	4,053	—	—	4,053
Electronic Equipment, Instruments & Components	5,519	—	—	5,519
Energy Equipment & Services	142	—	—	142
Food & Staples Retailing	4,632	—	—	4,632
Food Products	7,774	—	—	7,774
Gas Utilities	1,257	—	—	1,257
Health Care Equipment & Supplies	2,890	—	—	2,890
Health Care Providers & Services	854	—	—	854
Hotels, Restaurants & Leisure	3,562	—	—	3,562
Household Durables	2,989	—	—	2,989
Household Products	2,088	—	—	2,088
Independent Power Producers & Energy Traders	132	—	—	132
Industrial Conglomerates	3,527	—	—	3,527
Information Technology Services	1,703	—	—	1,703
Insurance	14,379	—	—	14,379
Internet & Catalog Retail	856	—	—	856
Internet Software & Services	1,971	—	—	1,971
Leisure Products	731	—	—	731
Life Sciences Tools & Services	480	—	—	480
Machinery	7,833	—	—	7,833
Marine	1,318	—	—	1,318
Media	7,220	—	—	7,220
Metals & Mining	7,110	—	—	7,110
Multi-Utilities	2,948	—	—	2,948
Multi-line Retail	1,048	—	—	1,048
Oil, Gas & Consumable Fuels	11,561	—	—	11,561
Paper & Forest Products	714	—	—	714
Personal Products	3,284	—	—	3,284
Pharmaceuticals	26,701	11	—	26,712
Professional Services	1,361	—	—	1,361
Real Estate Investment Trusts (REITs)	4,384	—	—	4,384
Real Estate Management & Development	4,908	—	—	4,908
Road & Rail	3,754	—	—	3,754
Semiconductors & Semiconductor Equipment	3,636	—	—	3,636
Software	2,338	—	—	2,338
Specialty Retail	2,417	—	—	2,417
Tech Hardware, Storage & Peripherals	1,952	—	—	1,952
Textiles, Apparel & Luxury Goods	3,138	—	—	3,138
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Tobacco	$4,494	$—	$—		$4,494
Trading Companies & Distributors	3,877	—	—		3,877
Transportation Infrastructure	411	—	—		411
Water Utilities	87	—	—		87
Wireless Telecommunication Services	5,044	—	—		5,044
Total Common Stocks	278,157	89	—	†	278,246	†
Short-Term Investments
Investment Company	26,595	—	—		26,595
Repurchase Agreements	—	1,074	—		1,074
Total Short-Term Investments	26,595	1,074	—		27,669
Foreign Currency Forward Exchange Contracts	—	147	—		147
Futures Contracts	140	—	—		140
Total Assets	304,892	1,310	—	†	306,202	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(713)	—		(713)
Futures Contracts	(407)	—	—		(407)
Total Liabilities	(407)	(713)	—		(1,120)
Total	$304,485	$597	$—	†	$305,082	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $267,695,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$—

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$147
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	140	(a)
Total			$287
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(713)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(407	)(a)
Total			$(1,120)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1,518)
Interest Rate Risk	Futures Contracts	4,884
	Total	$3,366
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(470)
Interest Rate Risk	Futures Contracts	(1,075)
	Total	$(1,545)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$147	$(713)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of New York Mellon	$50		$(50)	$—	$0
Citibank NA	83		(83)	—	0
Goldman Sachs International	—	@	(— @)	—	0
State Street Bank and Trust Co.	14		(14)	—	0
Total	$147		$(147)	$—	$0
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of New York Mellon	$274		$(50)	$—	$224
Citibank NA	360		(83)	—	277
Goldman Sachs International	—	@	(— @)	—	— @
Northern Trust Company	23		—	—	23
State Street Bank and Trust Co.	56		(14)	—	42
Total	$713		$(147)	$—	$566

@ Value is less than $500.

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$90,670,000
Futures Contracts:
Average monthly original value	$64,532,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$7,274	(d)	$—	$(7,274	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Portfolio received cash collateral of approximately $7,260,000, of which approximately $6,961,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $299,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $450,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares and Class C shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.64% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares and 2.00% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $61,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $51,283,000 and $55,624,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $13,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$34,576	$47,582	$55,563	$21	$26,595

The Portfolio had transactions with Mitsubishi UFJ Financial Group, Inc. and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Portfolio's transactions in shares of the Mitsubishi UFJ Financial Group, Inc. during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend Income (000)	Value June 30, 2015 (000)
$839	$—	$—	$—	$12	$1,101

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,870	$—	$9,242	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(18)	$18	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$479	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $48,666,000 and the aggregate gross unrealized depreciation is approximately $21,955,000 resulting in net unrealized appreciation of approximately $26,711,000.

At December 31, 2014, the Portfolio had available unused long-term capital losses of approximately $8,817,000 that do not have an expiration date.

In addition, at December 31, 2014, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration*
$7,834	December 31, 2016
33,505	December 31, 2017

*  Includes capital losses acquired from Morgan Stanley International Fund that may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

35

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

36

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAIASAN
1260907 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	18
U.S. Privacy Policy	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in U.S. Real Estate Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
U.S. Real Estate Portfolio Class I	$1,000.00	$943.80	$1,019.93	$4.72	*	$4.91	*	0.98%
U.S. Real Estate Portfolio Class A	1,000.00	942.70	1,018.20	6.41	*	6.66	*	1.33
U.S. Real Estate Portfolio Class L	1,000.00	940.00	1,015.87	8.66	*	9.00	*	1.80
U.S. Real Estate Portfolio Class C	1,000.00	953.40	1,004.85	3.43	**	3.52	**	2.10
U.S. Real Estate Portfolio Class IS	1,000.00	944.50	1,020.38	4.29	*	4.46	*	0.89

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher but close to its peer group average and the actual management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Apartments (18.8%)
AvalonBay Communities, Inc. REIT	289,988	$46,360
Camden Property Trust REIT	406,319	30,181
Equity Residential REIT	1,070,822	75,140
Essex Property Trust, Inc. REIT	39,838	8,465
Mid-America Apartment Communities, Inc. REIT	119,607	8,709
		168,855
Diversified (6.8%)
Lexington Realty Trust REIT	40,630	345
Vornado Realty Trust REIT	633,836	60,170
		60,515
Health Care (6.5%)
HCP, Inc. REIT	153,847	5,611
Health Care REIT, Inc.	193,725	12,714
Healthcare Realty Trust, Inc. REIT	130,334	3,032
Senior Housing Properties Trust REIT	526,721	9,244
Ventas, Inc. REIT	439,835	27,309
		57,910
Industrial (3.6%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	7,405
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	5,866
ProLogis, Inc. REIT	438,099	16,253
Rexford Industrial Realty, Inc. REIT	200,737	2,927
		32,451
Lodging/Resorts (12.5%)
Chesapeake Lodging Trust REIT	430,000	13,107
Hilton Worldwide Holdings, Inc. (a)	464,915	12,809
Host Hotels & Resorts, Inc. REIT	2,979,843	59,090
LaSalle Hotel Properties REIT	121,188	4,297
Starwood Hotels & Resorts Worldwide, Inc.	284,167	23,043
		112,346
Manufactured Homes (1.4%)
Equity Lifestyle Properties, Inc. REIT	242,396	12,745
Mixed Industrial/Office (1.3%)
Duke Realty Corp. REIT	246,835	4,584
Liberty Property Trust REIT	209,240	6,741
		11,325
Office (13.0%)
Alexandria Real Estate Equities, Inc. REIT	58,580	5,123
BioMed Realty Trust, Inc. REIT	325,348	6,292
Boston Properties, Inc. REIT	381,240	46,145
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	397
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,868
Corporate Office Properties Trust REIT	136,050	3,203
Cousins Properties, Inc. REIT	1,004,165	10,423
Douglas Emmett, Inc. REIT	587,200	15,819
Hudson Pacific Properties, Inc. REIT	405,156	11,494
Mack-Cali Realty Corp. REIT	473,164	8,721
Paramount Group, Inc. REIT	240,613	4,129
		116,614
	Shares	Value (000)
Regional Malls (18.5%)
General Growth Properties, Inc. REIT	1,193,255	$30,619
Macerich Co. (The) REIT	105,686	7,884
Simon Property Group, Inc. REIT	664,563	114,983
WP GLIMCHER, Inc. REIT	877,840	11,877
		165,363
Retail Free Standing (2.7%)
National Retail Properties, Inc. REIT	277,391	9,711
Realty Income Corp. REIT	96,660	4,291
STORE Capital Corp. REIT	488,521	9,819
		23,821
Self Storage (5.9%)
CubeSmart REIT	116,829	2,706
Public Storage REIT	239,919	44,234
Sovran Self Storage, Inc. REIT	70,668	6,141
		53,081
Shopping Centers (8.8%)
Acadia Realty Trust REIT	103,547	3,014
DDR Corp. REIT	109,706	1,696
Equity One, Inc. REIT	79,559	1,857
Federal Realty Investment Trust REIT	21,205	2,716
Kimco Realty Corp. REIT	902,034	20,332
Regency Centers Corp. REIT	472,743	27,883
Tanger Factory Outlet Centers, Inc. REIT	570,639	18,089
Urban Edge Properties REIT	176,301	3,665
		79,252
Total Common Stocks (Cost $671,563)		894,278
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $3,539)	3,538,876	3,539
Total Investments (100.2%) (Cost $675,102)		897,817
Liabilities in Excess of Other Assets (–0.2%)		(2,168)
Net Assets (100.0%)		$895,649

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2015.

(c)  Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $45,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,180,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $4,866,000. At June 30, 2015, these securities had an aggregate market value of approximately $18,536,000, representing 2.1% of net assets.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(d)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $18,536,000, representing 2.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Apartments	18.8%
Regional Malls	18.4
Office	13.0
Lodging/Resorts	12.5
Other*	9.4
Shopping Centers	8.8
Diversified	6.7
Health Care	6.5
Self Storage	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $671,563)	$894,278
Investment in Security of Affiliated Issuer, at Value (Cost $3,539)	3,539
Total Investments in Securities, at Value (Cost $675,102)	897,817
Foreign Currency, at Value (Cost $1)	1
Dividends Receivable	3,259
Receivable for Portfolio Shares Sold	1,540
Receivable for Investments Sold	639
Receivable from Affiliate	—	@
Other Assets	128
Total Assets	903,384
Liabilities:
Payable for Portfolio Shares Redeemed	4,138
Payable for Advisory Fees	1,880
Payable for Investments Purchased	1,313
Payable for Sub Transfer Agency Fees — Class I	134
Payable for Sub Transfer Agency Fees — Class A	66
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Administration Fees	61
Payable for Directors' Fees and Expenses	24
Payable for Shareholder Services Fees — Class A	19
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Professional Fees	22
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	6
Other Liabilities	61
Total Liabilities	7,735
Net Assets	$895,649
Net Assets Consist of:
Paid-in-Capital	$575,268
Accumulated Undistributed Net Investment Income	9,366
Accumulated Net Realized Gain	88,300
Unrealized Appreciation (Depreciation) on:
Investments	222,715
Foreign Currency Translations	(—	@)
Net Assets	$895,649

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$633,192
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	32,857,181
Net Asset Value, Offering and Redemption Price Per Share	$19.27
CLASS A:
Net Assets	$92,400
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,902,752
Net Asset Value, Redemption Price Per Share	$18.85
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.04
Maximum Offering Price Per Share	$19.89
CLASS L:
Net Assets	$4,174
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	221,877
Net Asset Value, Offering and Redemption Price Per Share	$18.81
CLASS C:
Net Assets	$23
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,226
Net Asset Value, Offering and Redemption Price Per Share	$18.81
CLASS IS:
Net Assets	$165,860
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,603,159
Net Asset Value, Offering and Redemption Price Per Share	$19.28

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$16,393
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	16,394
Expenses:
Advisory Fees (Note B)	3,954
Sub Transfer Agency Fees — Class I	311
Sub Transfer Agency Fees — Class A	97
Sub Transfer Agency Fees — Class L	3
Administration Fees (Note C)	410
Shareholder Services Fees — Class A (Note D)	133
Distribution and Shareholder Services Fees — Class L (Note D)	18
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Shareholder Reporting Fees	69
Professional Fees	41
Registration Fees	24
Transfer Agency Fees — Class I (Note E)	13
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	20
Directors' Fees and Expenses	13
Pricing Fees	2
Other Expenses	9
Expenses Before Non Operating Expenses	5,125
Investment Related Expenses	28
Total Expenses	5,153
Reimbursement of Class Specific Expenses — Class A (Note B)	(5)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(— @)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	5,147
Net Investment Income	11,247
Realized Gain:
Investments Sold	67,168
Change in Unrealized Appreciation (Depreciation):
Investments	(130,367)
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(130,367)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(63,199)
Net Decrease in Net Assets Resulting from Operations	$(51,952)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$11,247	$18,544
Net Realized Gain	67,168	56,530
Net Change in Unrealized Appreciation (Depreciation)	(130,367)	190,135
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,952)	265,209
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(2,368)	(15,986)
Net Realized Gain	—	(33,514)
Class A:
Net Investment Income	(249)	(1,569)
Net Realized Gain	—	(3,982)
Class L:
Net Investment Income	(5)	(45)
Net Realized Gain	—	(176)
Class IS:
Net Investment Income	(548)	(— @)
Net Realized Gain	—	(— @)
Total Distributions	(3,170)	(55,272)
Capital Share Transactions:(1)
Class I:
Subscribed	72,474	190,489
Distributions Reinvested	2,344	39,540
Redeemed	(362,562)	(265,506)
Class A:
Subscribed	13,602	33,259
Distributions Reinvested	248	5,518
Redeemed	(23,014)	(55,752)
Class L:
Subscribed	164	213
Distributions Reinvested	5	219
Redeemed	(656)	(964)
Class C:
Subscribed	24 *	—
Class IS:
Subscribed	198,403	—
Redeemed	(10,944)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(109,912)	(52,984)
Total Increase (Decrease) in Net Assets	(165,034)	156,953
Net Assets:
Beginning of Period	1,060,683	903,730
End of Period (Including Accumulated Undistributed Net Investment Income of $9,366 and $1,289)	$895,649	$1,060,683
The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	$3,427	$10,099
Shares Issued on Distributions Reinvested	110	2,019
Shares Redeemed	(16,993)	(14,030)
Net Decrease in Class I Shares Outstanding	(13,456)	(1,912)
Class A:
Shares Subscribed	663	1,789
Shares Issued on Distributions Reinvested	12	288
Shares Redeemed	(1,133)	(2,966)
Net Decrease in Class A Shares Outstanding	(458)	(889)
Class L:
Shares Subscribed	8	11
Shares Issued on Distributions Reinvested	— @@	11
Shares Redeemed	(32)	(52)
Net Decrease in Class L Shares Outstanding	(24)	(30)
Class C:
Shares Subscribed	1 *	—
Class IS:
Shares Subscribed	9,130	—
Shares Redeemed	(527)	—
Net Increase in Class IS Shares Outstanding	8,603	—

*  For the period April 30, 2015 through June 30, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.48		$16.55	$16.93	$14.99	$14.33	$11.18
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.36	0.27	0.24	0.11	0.30
Net Realized and Unrealized Gain (Loss)	(1.36)		4.66	0.14	2.19	0.69	3.02
Total from Investment Operations	(1.14)		5.02	0.41	2.43	0.80	3.32
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.35)	(0.20)	(0.20)	(0.14)	(0.17)
Net Realized Gain	—		(0.74)	(0.59)	(0.29)	—	—
Total Distributions	(0.07)		(1.09)	(0.79)	(0.49)	(0.14)	(0.17)
Net Asset Value, End of Period	$19.27		$20.48	$16.55	$16.93	$14.99	$14.33
Total Return++	(5.62	)%#	30.74%	2.45%	16.26%	5.57%	29.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$633,192		$948,311	$797,933	$826,420	$773,138	$855,474
Ratio of Expenses to Average Net Assets (1)	0.98	%+*	0.95%+	1.01%+	0.98%+	1.01%+	0.99	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.97	%+*	0.94%+	1.00%+	0.97%+	1.00%+	0.98	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.15	%+*	1.90%+	1.51%+	2.45%+	0.76%+	2.34	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	14	%#	25%	24%	22%	21%	41%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.03%	N/A	1.03%	N/A
Net Investment Income to Average Net Assets	N/A		N/A	1.49%	N/A	0.74%	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.04		$16.21	$16.60	$14.70	$14.07	$10.99
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.29	0.23	0.19	0.08	0.26
Net Realized and Unrealized Gain (Loss)	(1.33)		4.56	0.12	2.16	0.66	2.96
Total from Investment Operations	(1.14)		4.85	0.35	2.35	0.74	3.22
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.28)	(0.15)	(0.16)	(0.11)	(0.14)
Net Realized Gain	—		(0.74)	(0.59)	(0.29)	—	—
Total Distributions	(0.05)		(1.02)	(0.74)	(0.45)	(0.11)	(0.14)
Net Asset Value, End of Period	$18.85		$20.04	$16.21	$16.60	$14.70	$14.07
Total Return++	(5.73	)%#	30.28%	2.14%	16.02%	5.26%	29.51%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,400		$107,441	$101,325	$92,240	$92,047	$89,321
Ratio of Expenses to Average Net Assets (1)	1.33	%+*	1.31%+	1.28%+^	1.23%+	1.26%+	1.24	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.32	%+*	1.30%+	1.27%+^	1.22%+	1.25%+	1.23	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.87	%+*	1.54%+	1.35%+	2.20%+	0.54%+	2.09	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	14	%#	25%	24%	22%	21%	41%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.33	%*	N/A	1.29%	N/A	1.28%	N/A
Net Investment Income to Average Net Assets	1.87	%*	N/A	1.34%	N/A	0.52%	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

U.S. Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from November 11, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$20.03		$16.20	$16.59		$14.69	$14.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.20	0.13		0.10	0.06
Net Realized and Unrealized Gain (Loss)	(1.34)		4.56	0.13		2.16	0.11
Total from Investment Operations	(1.20)		4.76	0.26		2.26	0.17
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.19)	(0.06)		(0.07)	—
Net Realized Gain	—		(0.74)	(0.59)		(0.29)	—
Total Distributions	(0.02)		(0.93)	(0.65)		(0.36)	—
Net Asset Value, End of Period	$18.81		$20.03	$16.20		$16.59	$14.69
Total Return++	(6.00	)%#	29.68%	1.62%		15.44%	1.17	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,174		$4,919	$4,462		$4,975	$5,879
Ratio of Expenses to Average Net Assets (1)	1.80	%+*	1.79%+	1.78	%+^^	1.73%+	1.75	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.80	%+*	1.78%+	1.77	%+^^	1.72%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.40	%+*	1.06%+	0.73	%+	1.70%+	3.33	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00%§	0.00	%§*
Portfolio Turnover Rate	14	%#	25%	24%		22%	21	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.79%		N/A	1.91	%+*
Net Investment Income to Average Net Assets	N/A		N/A	0.72%		N/A	3.17	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.75% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

U.S. Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$19.73
Income (Loss) from Investment Operations:
Net Investment Income†	0.08
Net Realized and Unrealized Loss	(1.00)
Total from Investment Operations	(0.92)
Net Asset Value, End of Period	$18.81
Total Return++	(4.66	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$23
Ratios of Expenses to Average Net Assets (1)	2.10	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.37	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	14	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	10.74	%*
Net Investment Loss to Average Net Assets	(6.27	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

U.S. Real Estate Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$20.48		$16.55	$17.13
Income (Loss) from Investment Operations:
Net Investment Income†	0.28		0.38	0.03
Net Realized and Unrealized Gain (Loss)	(1.41)		4.65	0.01
Total from Investment Operations	(1.13)		5.03	0.04
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.36)	(0.11)
Net Realized Gain	—		(0.74)	(0.51)
Total Distributions	(0.07)		(1.10)	(0.62)
Net Asset Value, End of Period	$19.28		$20.48	$16.55
Total Return++	(5.55	)%#	30.82%	0.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$165,860		$12	$10
Ratio of Expenses to Average Net Assets (1)	0.89	%+*	0.89%+	0.90	%*^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.89	%+*	0.88%+	0.89	%*^^
Ratio of Net Investment Income to Average Net Assets (1)	2.68	%+*	1.96%+	0.52	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	N/A
Portfolio Turnover Rate	14	%#	25%	24	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	0.89	%*	20.21%	6.19	%*
Net Investment Income (Loss) to Average Net Assets	2.68	% *	(17.36)%	(4.77	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.93% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Portfolio has capital subscription commitments to certain investee companies for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$168,855	$—	$—	$168,855
Diversified	60,515	—	—	60,515
Health Care	57,910	—	—	57,910
Industrial	19,180	—	13,271	32,451
Lodging/Resorts	112,346	—	—	112,346
Manufactured Homes	12,745	—	—	12,745

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Mixed Industrial/Office	$11,325	$—	$—	$11,325
Office	111,349	—	5,265	116,614
Regional Malls	165,363	—	—	165,363
Retail Free Standing	23,821	—	—	23,821
Self Storage	53,081	—	—	53,081
Shopping Centers	79,252	—	—	79,252
Total Common Stocks	875,742	—	18,536	894,278
Short-Term Investment
Investment Company	3,539	—	—	3,539
Total Assets	$879,281	$—	$18,536	$897,817

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$37,224
Purchases	—
Sales	(19,800)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,944)
Change in unrealized appreciation (depreciation)	(9,051)
Realized gains (losses)	12,107
Ending Balance	$18,536
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$594

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$13,271	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and significant market changes between last capital statement and valuation date, as applicable	Adjusted Capital Balance
Office
Common Stocks	$5,265	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and significant market changes between last capital statement and valuation date, as applicable	Adjusted Capital Balance

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2015, BRCP REIT I, LLC has drawn down approximately $6,101,000 which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2015, BRCP REIT II, LLC has drawn down approximately $8,364,000 which represents 92.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2015, Exeter Industrial Value Fund LP has drawn down approximately $7,905,000 which represents 93.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund II, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2015, Cabot Industrial Value Fund II, LP has drawn down approximately $7,000,000 which represents 93.3% of the commitment.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement,

paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.77% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $5,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $142,136,000 and $214,452,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio

(the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$9,090	$96,111	$101,662	$1	$3,539

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$17,600	$37,672	$19,641	$23,617

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments on partnerships, differing treatments of gains (losses) related to REIT adjustments, a dividend redesignation and equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(133)	$(409)	$542

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$229	$23,192

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $242,983,000 and the aggregate gross unrealized depreciation is approximately $20,268,000 resulting in net unrealized appreciation of approximately $222,715,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 43.8%, 50.6% and 100.0% for Class I, Class A and Class IS shares, respectively.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSREASAN
1262699 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
U.S. Privacy Policy	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Small Company Growth Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class I	$1,000.00	$1,075.10	$1,019.59	$5.40	$5.26	1.05%
Small Company Growth Portfolio Class A	1,000.00	1,073.20	1,017.90	7.15	6.95	1.39
Small Company Growth Portfolio Class L	1,000.00	1,070.50	1,015.37	9.75	9.49	1.90
Small Company Growth Portfolio Class IS	1,000.00	1,075.70	1,019.93	5.04	4.91	0.98

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the actual days in the period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three-year period, but below its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (90.6%)
Air Freight & Logistics (3.0%)
XPO Logistics, Inc. (a)	1,334,051	$60,272
Biotechnology (3.6%)
ACADIA Pharmaceuticals, Inc. (a)	131,032	5,488
Agios Pharmaceuticals, Inc. (a)(b)	108,441	12,052
Alnylam Pharmaceuticals, Inc. (a)	85,186	10,211
Clovis Oncology, Inc. (a)	83,749	7,360
Insmed, Inc. (a)	217,530	5,312
Intrexon Corp. (a)(b)	317,478	15,493
Ironwood Pharmaceuticals, Inc. (a)	765,948	9,238
Spark Therapeutics, Inc. (a)(b)	108,998	6,569
ZIOPHARM Oncology, Inc. (a)(b)	51,495	618
		72,341
Capital Markets (7.1%)
Capitol Acquisition Corp. II (Units) (a)(c)	628,188	7,366
Financial Engines, Inc. (b)	918,111	39,001
Greenhill & Co., Inc.	467,249	19,311
WisdomTree Investments, Inc. (b)	3,515,451	77,217
		142,895
Chemicals (0.9%)
Platform Specialty Products Corp. (a)	726,639	18,587
Electrical Equipment (2.3%)
Babcock & Wilcox Co. (The)	1,406,594	46,136
Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	190,213	9,149
FARO Technologies, Inc. (a)	157,904	7,374
		16,523
Health Care Equipment & Supplies (0.4%)
Sientra, Inc. (a)	279,524	7,052
Health Care Providers & Services (1.4%)
HealthEquity, Inc. (a)	861,170	27,601
Health Care Technology (8.8%)
athenahealth, Inc. (a)	459,673	52,669
Castlight Health, Inc., Class B (a)(b)	2,386,990	19,430
HMS Holdings Corp. (a)	1,245,799	21,391
Medidata Solutions, Inc. (a)	1,011,217	54,929
Press Ganey Holdings, Inc. (a)	471,885	13,529
Veeva Systems, Inc., Class A (a)	554,001	15,529
		177,477
Hotels, Restaurants & Leisure (6.0%)
Fiesta Restaurant Group, Inc. (a)	796,826	39,841
Habit Restaurants, Inc. (The) (a)(b)	749,139	23,441
Krispy Kreme Doughnuts, Inc. (a)	991,606	19,098
Wingstop, Inc. (a)	117,689	3,342
Zoe's Kitchen, Inc. (a)(b)	852,161	34,888
		120,610
Internet & Catalog Retail (7.7%)
Blue Nile, Inc. (a)	680,076	20,667
Etsy, Inc. (a)(b)	1,779,617	25,004
	Shares	Value (000)
Jumei International Holding Ltd. ADR (China) (a)(b)	456,469	$10,426
MakeMyTrip Ltd. (India) (a)	783,872	15,427
Ocado Group PLC (United Kingdom) (a)	4,065,452	28,483
Qunar Cayman Islands Ltd. ADR (China) (a)(b)	216,823	9,291
Wayfair, Inc., Class A (a)(b)	766,599	28,855
zulily, Inc., Class A (a)(b)	1,372,513	17,897
		156,050
Internet Software & Services (22.1%)
Actua Corp. (a)	451,203	6,434
Angie's List, Inc. (a)(b)	1,213,808	7,477
Autohome, Inc. ADR (China) (a)	528,133	26,692
Benefitfocus, Inc. (a)(b)	804,224	35,265
Coupons.com, Inc. (a)(b)	948,845	10,238
Criteo SA ADR (France) (a)	1,368,845	65,253
Dealertrack Technologies, Inc. (a)	1,022,594	64,209
Everyday Health, Inc. (a)	615,962	7,872
GrubHub, Inc. (a)	1,773,604	60,427
Just Eat PLC (United Kingdom) (a)	4,045,501	25,858
Marketo, Inc. (a)	658,404	18,475
New Relic, Inc. (a)(b)	309,072	10,876
OPOWER, Inc. (a)(b)	743,704	8,560
Shutterstock, Inc. (a)(b)	291,671	17,103
Twitter, Inc. (a)	1,506,009	54,548
Youku Tudou, Inc. ADR (China) (a)	681,729	16,723
Zillow Group, Inc., Class A (a)(b)	105,626	9,162
		445,172
Machinery (2.4%)
Manitowoc Co., Inc. (The)	2,486,450	48,734
Media (0.5%)
Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost — $5,829; acquired 3/8/12)	5,452	10,855
Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	6,682,555	—
Pharmaceuticals (1.3%)
Impax Laboratories, Inc. (a)	587,956	26,999
Professional Services (5.5%)
Advisory Board Co. (The) (a)	730,424	39,932
CEB, Inc.	462,679	40,281
WageWorks, Inc. (a)	739,224	29,902
		110,115
Semiconductors & Semiconductor Equipment (0.9%)
Tessera Technologies, Inc.	491,214	18,656
Software (9.1%)
Ellie Mae, Inc. (a)	502,829	35,092
FireEye, Inc. (a)	234,629	11,476
FleetMatics Group PLC (a)	1,139,869	53,380
Guidewire Software, Inc. (a)	733,974	38,849
Solera Holdings, Inc.	397,167	17,698
Xero Ltd. (Australia) (a)	549,863	6,726
Zendesk, Inc. (a)	871,212	19,350
		182,571

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Specialty Retail (6.8%)
Citi Trends, Inc. (a)	496,381	$12,013
Five Below, Inc. (a)	1,628,910	64,391
Restoration Hardware Holdings, Inc. (a)	627,546	61,267
		137,671
Total Common Stocks (Cost $1,372,583)		1,826,317
Preferred Stocks (6.9%)
Health Care Technology (0.5%)
Grand Rounds, Inc. Series B (a)(d)(e)(f) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	9,121
Hotels, Restaurants & Leisure (1.6%)
Blue Bottle Coffee, Inc. Series B (a)(d)(e)(f) (acquisition cost — $13,714; acquired 1/24/14)	947,792	31,581
Internet & Catalog Retail (2.9%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost — $9,579; acquired 10/4/13)	417,464	59,380
Internet Software & Services (0.4%)
Doximity, Inc. Series C (a)(d)(e)(f) (acquisition cost — $8,482; acquired 4/10/14)	1,759,434	7,266
Mode Media Corporation Series M-1 (a)(d)(e)(f) (acquisition cost — $5,449; acquired 3/19/08)	361,920	420
Mode Media Corporation Escrow Series M-1 (a)(d)(e)(f) (acquisition cost — $506; acquired 3/19/08)	51,702	27
		7,713
Software (1.5%)
DOMO, Inc. (a)(d)(e)(f) (acquisition cost — $10,559; acquired 1/31/14 — 2/7/14)	2,554,715	21,540
Lookout, Inc. Series F (a)(d)(e)(f) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	9,497
		31,037
Tobacco (0.0%)
NJOY, Inc. Series D (a)(d)(e)(f) (acquisition cost — $6,363; acquired 2/14/14)	375,918	361
Total Preferred Stocks (Cost $71,490)		139,193
Convertible Preferred Stock (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (China) (a)(e)(f) (acquisition cost — $—@; acquired 9/16/10) (Cost $—@)	1	—	@
	Face Amount (000)	Value (000)
Promissory Notes (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost — $2,301; acquired 3/19/08)	$793	$695
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost — $42; acquired 3/19/08)	29	11
Total Promissory Notes (Cost $2,343)		706
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016 @ CNY 6.70	258,514,365	563
USD/CNY November 2015 @ CNY 6.65	326,873,064	130
Total Call Options Purchased (Cost $2,077)		693
	Shares
Short-Term Investments (13.3%)
Securities held as Collateral on Loaned Securities (10.6%)
Investment Company (7.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	151,208,135	151,208
	Face Amount (000)
Repurchase Agreements (3.1%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $49,648; fully collateralized by various U.S. Government obligations; 0.88% — 2.00% due 2/28/17 — 10/31/21; valued at $50,641)	$49,648	49,648
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $5,516; fully collateralized by various U.S. Government agency securities; 2.35% — 5.50% due 12/22/15 — 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $5,627)	5,516	5,516
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $7,444; fully collateralized by various U.S. Government obligations; Zero Coupon — 0.25% due 5/15/16 — 2/15/24; valued at $7,592)	7,444	7,444
		62,608
Total Securities held as Collateral on Loaned Securities (Cost $213,816)		213,816

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $55,337)	55,336,792	$55,337
Total Short-Term Investments (Cost $269,153)		269,153
Total Investments (110.9%) (Cost $1,717,646) Including $215,488 of Securities Loaned		2,236,062
Liabilities in Excess of Other Assets (-10.9%)		(220,267)
Net Assets (100.0%)		$2,015,795

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2015.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $150,754,000, representing 7.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  Security has been deemed illiquid at June 30, 2015.

(f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $150,754,000 and represents 7.5% of net assets.

@  Value is less than $500.

ADR  American Depositary Receipt.

CNY  Chinese Yuan Renminbi

USD  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	22.4%
Other**	20.3
Internet & Catalog Retail	10.7
Software	10.6
Health Care Technology	9.2
Hotels, Restaurants & Leisure	7.5
Capital Markets	7.1
Specialty Retail	6.8
Professional Services	5.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,511,101)	$2,029,517
Investment in Security of Affiliated Issuer, at Value (Cost $206,545)	206,545
Total Investments in Securities, at Value (Cost $1,717,646)	2,236,062
Foreign Currency, at Value (Cost $0)	—	@
Cash	3,871
Receivable for Portfolio Shares Sold	1,135
Interest Receivable	148
Dividends Receivable	64
Receivable from Affiliate	8
Other Assets	136
Total Assets	2,241,424
Liabilities:
Collateral on Securities Loaned, at Value	217,687
Payable for Advisory Fees	4,207
Payable for Portfolio Shares Redeemed	2,112
Due to Broker	810
Payable for Sub Transfer Agency Fees — Class I	479
Payable for Sub Transfer Agency Fees — Class A	79
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Administration Fees	132
Payable for Shareholder Services Fees — Class A	37
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Professional Fees	27
Payable for Directors' Fees and Expenses	13
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	37
Total Liabilities	225,629
Net Assets	$2,015,795
Net Assets Consist Of:
Paid-in-Capital	$1,420,919
Accumulated Net Investment Loss	(6,137)
Accumulated Net Realized Gain	82,597
Unrealized Appreciation (Depreciation) on:
Investments	518,416
Foreign Currency Translations	(—	@)
Net Assets	$2,015,795

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$1,079,565
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	60,829,627
Net Asset Value, Offering and Redemption Price Per Share	$17.75
CLASS A:
Net Assets	$178,841
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,185,354
Net Asset Value, Redemption Price Per Share	$15.99
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.89
Maximum Offering Price Per Share	$16.88
CLASS L:
Net Assets	$2,393
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	152,962
Net Asset Value, Offering and Redemption Price Per Share	$15.64
CLASS IS:
Net Assets	$754,996
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	42,490,135
Net Asset Value, Offering and Redemption Price Per Share	$17.77
(1) Including: Securities on Loan, at Value:	$215,488

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Income from Securities Loaned — Net	$3,610
Dividends from Securities of Unaffiliated Issuers	2,888
Dividends from Security of Affiliated Issuer (Note G)	56
Total Investment Income	6,554
Expenses:
Advisory Fees (Note B)	8,623
Sub Transfer Agency Fees — Class I	768
Sub Transfer Agency Fees — Class A	140
Sub Transfer Agency Fees — Class L	3
Administration Fees (Note C)	790
Shareholder Services Fees — Class A (Note D)	225
Distribution and Shareholder Services Fees — Class L (Note D)	9
Shareholder Reporting Fees	82
Registration Fees	67
Professional Fees	51
Custodian Fees (Note F)	49
Directors' Fees and Expenses	25
Transfer Agency Fees — Class I (Note E)	10
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	4
Other Expenses	32
Total Expenses	10,887
Reimbursement of Class Specific Expenses — Class I (Note B)	(403)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(35)
Waiver of Advisory Fees (Note B)	(29)
Net Expenses	10,417
Net Investment Loss	(3,863)
Realized Gain (Loss):
Investments Sold	83,617
Foreign Currency Transactions	(14)
Net Realized Gain	83,603
Change in Unrealized Appreciation (Depreciation):
Investments	63,804
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	63,804
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	147,407
Net Increase in Net Assets Resulting from Operations	$143,544

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(3,863)	$(7,453)
Net Realized Gain	83,603	214,347
Net Change in Unrealized Appreciation (Depreciation)	63,804	(471,647)
Net Increase (Decrease) in Net Assets Resulting from Operations	143,544	(264,753)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(132,988)
Class A:
Net Realized Gain	—	(23,704)
Class L:
Net Realized Gain	—	(300)
Class IS:
Net Realized Gain	—	(72,948)
Total Distributions	—	(229,940)
Capital Share Transactions:(1)
Class I:
Subscribed	60,003	390,498
Distributions Reinvested	—	116,535
Redeemed	(215,474)	(1,037,599)
Class A:
Subscribed	8,096	28,385
Distributions Reinvested	—	23,620
Redeemed	(28,521)	(94,284)
Class L:
Subscribed	9	988
Distributions Reinvested	—	298
Redeemed	(150)	(910)
Class IS:
Subscribed	167,289	758,371
Distributions Reinvested	—	70,105
Redeemed	(136,400)	(172,236)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(145,148)	83,771
Redemption Fees	25	123
Total Decrease in Net Assets	(1,579)	(410,799)
Net Assets:
Beginning of Period	2,017,374	2,428,173
End of Period (Including Accumulated Net Investment Loss of $(6,137) and $(2,274))	$2,015,795	$2,017,374

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Small Company Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,536	20,776
Shares Issued on Distributions Reinvested	—	7,237
Shares Redeemed	(12,831)	(56,087)
Net Decrease in Class I Shares Outstanding	(9,295)	(28,074)
Class A:
Shares Subscribed	531	1,637
Shares Issued on Distributions Reinvested	—	1,623
Shares Redeemed	(1,860)	(5,758)
Net Decrease in Class A Shares Outstanding	(1,329)	(2,498)
Class L:
Shares Subscribed	1	57
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(10)	(57)
Net Increase (Decrease) in Class L Shares Outstanding	(9)	21
Class IS:
Shares Subscribed	9,847	40,139
Shares Issued on Distributions Reinvested	—	4,388
Shares Redeemed	(8,050)	(9,935)
Net Increase in Class IS Shares Outstanding	1,797	34,592

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Small Company Growth Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.50		$20.55	$14.16	$12.64	$14.17	$11.14
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.03)		(0.06)	(0.09)	(0.03)	(0.04)	0.01
Net Realized and Unrealized Gain (Loss)	1.28		(2.04)	8.77	2.19	(1.25)	3.02
Total from Investment Operations	1.25		(2.10)	8.68	2.16	(1.29)	3.03
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.95)	(2.29)	(0.64)	(0.24)	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$17.75		$16.50	$20.55	$14.16	$12.64	$14.17
Total Return++	7.51	%#	(9.68)%	62.26%	17.10%	(9.12)%	27.20%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,079,565		$1,156,812	$2,017,558	$1,143,640	$1,074,392	$1,227,782
Ratio of Expenses to Average Net Assets (1)	1.05	%+*	1.05%+	1.04%+	1.05%+	1.05%+	1.05	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	1.05%+	1.05	%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.38	)%+*	(0.34)%+	(0.49)%+	(0.20)%+	(0.29)%+	0.10	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	19	%#	53%	43%	22%	26%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.13	%*	1.13%	1.08%	1.12%	1.10%	1.12	%+
Net Investment Income (Loss) to Average Net Assets	(0.46	)%*	(0.42)%	(0.53)%	(0.27)%	(0.34)%	0.03	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Small Company Growth Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.89		$18.83	$13.13	$11.80	$13.27	$10.46
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.06)		(0.11)	(0.13)	(0.06)	(0.07)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.16		(1.88)	8.12	2.03	(1.16)	2.83
Total from Investment Operations	1.10		(1.99)	7.99	1.97	(1.23)	2.81
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.95)	(2.29)	(0.64)	(0.24)	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$15.99		$14.89	$18.83	$13.13	$11.80	$13.27
Total Return++	7.32	%#	(9.98)%	61.88%	16.70%	(9.28)%	26.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$178,841		$186,307	$282,632	$156,824	$282,988	$530,123
Ratio of Expenses to Average Net Assets (1)	1.39	%+*	1.38%+	1.31%+^	1.30%+	1.30%+	1.30	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	1.30%+	1.30	%+
Ratio of Net Investment Loss to Average Net Assets (1)	(0.73	)%+*	(0.67)%+	(0.75)%+	(0.45)%+	(0.54)%+	(0.15	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	19	%#	53%	43%	22%	26%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.40	%*	N/A	1.35%	1.37%	1.35%	1.37	%+
Net Investment Loss to Average Net Assets	(0.74	)%*	N/A	(0.79)%	(0.52)%	(0.59)%	(0.22	)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Small Company Growth Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from November 11, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$14.60		$18.60	$13.06		$11.79	$12.47
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.09)		(0.19)	(0.21)		(0.12)	(0.01)
Net Realized and Unrealized Gain (Loss)	1.13		(1.86)	8.04		2.03	(0.43)
Total from Investment Operations	1.04		(2.05)	7.83		1.91	(0.44)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.95)	(2.29)		(0.64)	(0.24)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	(0.00)‡	0.00	‡
Net Asset Value, End of Period	$15.64		$14.60	$18.60		$13.06	$11.79
Total Return++	7.05	%#	(10.43)%	60.97%		16.21%	(3.54	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,393		$2,370	$2,632		$1,696	$1,657
Ratio of Expenses to Average Net Assets (1)	1.90	%+*	1.90%+	1.83	%+^^	1.80%+	1.80	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.23	)%+*	(1.16)%+	(1.27	)%+	(0.95)%+	(0.77	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%		0.00%§	0.00	%§*
Portfolio Turnover Rate	19	%#	53%	43%		22%	26	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.07	%*	2.02%	1.92%		1.87%	1.85	%*
Net Investment Loss to Average Net Assets	(1.40	)%*	(1.28)%	(1.36)%		(1.02)%	(0.82	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.80% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Small Company Growth Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30,2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$16.51		$20.55	$19.51
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.29		(2.06)	3.15
Total from Investment Operations	1.26		(2.09)	3.13
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.95)	(2.09)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$17.77		$16.51	$20.55
Total Return++	7.57	%#	(9.63)%	16.50	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$754,996		$671,885	$125,351
Ratio of Expenses to Average Net Assets (1)	0.98	%+*	0.97%+	0.97	%+^^*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.32	)%+*	(0.17)%+	(0.30	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	19	%#	53%	43	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.98%	0.99	%*
Net Investment Loss to Average Net Assets	N/A		(0.18)%	(0.32	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.98% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies. The Portfolio holds promissory notes it has made to certain investee companies for this same purpose, the details of which are disclosed in the Portfolio of Investments.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS. The Portfolio's Class A shares are currently closed to new investors and the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. The Portfolio's Class I and Class IS shares are closed to new investors with certain exceptions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$60,272	$—		$—		$60,272
Biotechnology	72,341	—		—		72,341
Capital Markets	135,529	7,366		—		142,895
Chemicals	18,587	—		—		18,587
Electrical Equipment	46,136	—		—		46,136
Electronic Equipment, Instruments & Components	16,523	—		—		16,523
Health Care Equipment & Supplies	7,052	—		—		7,052
Health Care Providers & Services	27,601	—		—		27,601
Health Care Technology	177,477	—		—		177,477
Hotels, Restaurants & Leisure	120,610	—		—		120,610
Internet & Catalog Retail	156,050	—		—		156,050
Internet Software & Services	445,172	—		—		445,172
Machinery	48,734	—		—		48,734
Media	—	—		10,855		10,855
Multi-Utilities	—	—		—	†	—	†
Pharmaceuticals	26,999	—		—		26,999
Professional Services	110,115	—		—		110,115
Semiconductors & Semiconductor Equipment	18,656	—		—		18,656
Software	182,571	—		—		182,571
Specialty Retail	137,671	—		—		137,671
Total Common Stocks	1,808,096	7,366		10,855	†	1,826,317	†
Preferred Stocks	—	—		139,193		139,193
Convertible Preferred Stock	—	—	@	—		—	@
Promissory Notes	—	—		706		706
Call Options Purchased	—	693		—		693
Short-Term Investments
Investment Company	206,545	—		—		206,545
Repurchase Agreements	—	62,608		—		62,608
Total Short-Term Investments	206,545	62,608		—		269,153
Total Assets	$2,014,641	$70,667		$150,754	†	$2,236,062	†

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $54,342,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

At June 30, 2015, the Fund held a security that transferred from Level 3 to Level 2. This security was valued using significant unobservable inputs at December 31, 2014 and was valued using other significant observable inputs at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)		Promissory Notes (000)
Beginning Balance	$11,405	†	$100,162	$—	@	$706
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		(13)
Transfers in	—		—	—		—
Transfers out	—		—	(—	@)	—
Corporate actions	—		—	—		—
Change in unrealized appreciation (depreciation)	(550)		39,031	—	@	13
Realized gains (losses)	—		—	—		—
Ending Balance	$10,855	†	$139,193	$—		$706
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$(550)		$39,031	$—	@	$13

@  Value is less than $500.

†  Includes one security which is valued at zero.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range	Selected Value	Impact to Valuation from an Increase in Input
Health Care Technology
Preferred Stock	$9,121	Market Transaction Method	Issuance Price of Pending Financing	$2.79	$2.79	$2.79	Increase
Hotels, Restaurants & Leisure
Preferred Stock	$31,581	Market Transaction Method	Issuance Price of Financing	$33.32	$33.32	$33.32	Increase
Internet & Catalog Retail
Preferred Stock	$59,380	Market Transaction Method	Issuance Price of Financing	$119.76	$119.76	$119.76	Increase
Issuance Price of Pending Financing	$142.24	$142.24	$142.24	Increase
Internet Software & Services
Preferred Stocks	$7,266	Market Transaction Method	Precedent Transaction of Preferred Stock	$4.82	$4.82	$4.82	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	21.5%	23.5%	22.5%	Decrease
Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
Market Comparable Companies	Enterprise Value/ Revenue	12.3	x	19.6	x	19.6	x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
$420	Market Transaction Method	Precedent Transaction	$0.99	$0.99	$0.99	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	17.5%	Decrease
Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
Market Comparable Companies	Enterprise Value/ Revenue	1.5	x	6.3	x	3.8	x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Preferred Stock — Escrow	$27	Discount for Escrow	54.8%	54.8%	54.8%	Decrease
Promissory Note	$695	Market Transaction	Valuation at Issuance as a Percentage of Principal	100.0%	100.0%	100%	Increase
Cost of Debt	14.1%	14.1%	14.1%	Decrease
Valuation as a Percentage of Principal	87.6%	87.6%	87.6%	Increase
Promissory Note — Escrow	$11	Market Transaction	Valuation as a Percentage of Principal	39.6%	39.6%	39.6%	Increase

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Media
Common Stock	$10,855	Market Transaction Method	Pending Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.2	x	8.8	x	6.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Software
Preferred Stocks	$21,540	Market Transaction Method	Issuance Price of Financing	$8.43		$8.43		$8.43		Increase
	$9,497	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	16.2	x	28.7	x	23.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Tobacco
Preferred Stock	$361	Market Transaction Method	Pending Transaction	$0.96		$0.96		$0.96		Increase

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$693	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(1,165	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(1,520	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$693	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$693	$—	$(693)	$0

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	718,335,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$215,488	(f)	$—	$(215,488	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Portfolio received cash collateral of approximately $217,687,000, of which approximately $213,816,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $3,871,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $141,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

9.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.87% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares and 0.98% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $29,000 of advisory fees were waived and approximately $406,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $361,179,000 and $534,066,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $35,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$204,216	$562,715	$560,386	$56	$206,545

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$229,940	$1,519	$240,517

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss, basis adjustments on certain equity securities designated as passive foreign investment companies and partnerships and equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Net Investment Loss (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$5,510	$(36,802)	$31,292

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$2,371

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $600,965,000 and the aggregate gross unrealized depreciation is approximately $82,549,000 resulting in net unrealized appreciation of approximately $518,416,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2014, the Portfolio deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$2,229	$—

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 47.2%, 55.7%, 11.7% and 86.2% for Class I, Class A, Class L and Class IS shares, respectively.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

  IFISCGSAN
1259840 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	19
U.S. Privacy Policy	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Emerging Markets Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Emerging Markets Portfolio Class I	$1,000.00	$1,047.90	$1,018.60	$6.35	*	$6.26	*	1.25%
Emerging Markets Portfolio Class A	1,000.00	1,045.90	1,016.91	8.07	*	7.95	*	1.59
Emerging Markets Portfolio Class L	1,000.00	1,043.00	1,014.38	10.64	*	10.49	*	2.10
Emerging Markets Portfolio Class C	1,000.00	963.30	1,004.43	3.86	**	3.94	**	2.35
Emerging Markets Portfolio Class IS	1,000.00	1,047.90	1,018.94	5.99	*	5.91	*	1.18

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average, while its total expense ratio was higher but close to its peer group average. The Board also noted that the Portfolio's actual management fee was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (96.8%)
Argentina (0.4%)
YPF SA ADR	156,750	$4,300
Austria (2.1%)
Erste Group Bank AG (a)(b)	500,696	14,220
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	204,121	7,003
		21,223
Brazil (6.5%)
Banco Bradesco SA (Preference)	1,116,598	10,235
BRF SA	983,796	20,783
CCR SA	857,646	4,113
Itau Unibanco Holding SA (Preference)	1,168,932	12,866
MercadoLibre, Inc. (b)	50,480	7,153
Raia Drogasil SA	505,312	6,514
Ultrapar Participacoes SA	269,373	5,692
		67,356
Chile (0.5%)
SACI Falabella	752,889	5,259
China (17.4%)
BAIC Motor Corp., Ltd. H Shares (a)(b)(c)(d)	309,500	372
Bank of China Ltd. H Shares (c)	46,046,000	29,939
China Construction Bank Corp. H Shares (c)	21,101,750	19,274
China Life Insurance Co., Ltd. H Shares (c)	2,711,000	11,804
China Machinery Engineering Corp. H Shares (c)	979,000	1,056
China Mengniu Dairy Co., Ltd. (c)	1,303,000	6,497
China Mobile Ltd. (c)	1,598,000	20,461
China Overseas Land & Investment Ltd. (c)	1,852,000	6,534
China Pacific Insurance Group Co., Ltd. H Shares (c)	1,742,400	8,362
China Taiping Insurance Holdings Co., Ltd. (a)(c)	777,800	2,794
Chongqing Changan Automobile Co., Ltd. B Shares	722,202	1,847
CSPC Pharmaceutical Group Ltd. (c)	2,780,000	2,747
Huadian Power International Corp., Ltd. H Shares (c)	3,594,000	3,983
Huatai Securities Co., Ltd. H Shares (a)(c)(d)	826,800	2,336
JD.com, Inc. ADR (a)	148,577	5,066
Nan Ya Plastics Corp.	1,054,000	2,473
NetEase, Inc. ADR	19,188	2,780
Qihoo 360 Technology Co., Ltd. ADR (a)	31,107	2,106
Shenzhen International Holdings Ltd. (c)	1,781,000	3,111
Sihuan Pharmaceutical Holdings Group Ltd. (c)(e)	8,310,000	4,491
TAL Education Group ADR (a)	101,482	3,582
Tencent Holdings Ltd. (c)	1,774,000	35,404
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	524,000	3,181
		180,200
	Shares	Value (000)
Colombia (0.8%)
Cemex Latam Holdings SA (a)	649,704	$3,182
Grupo de Inversiones Suramericana SA	224,647	3,192
Grupo de Inversiones Suramericana SA (Preference)	161,171	2,252
		8,626
Czech Republic (1.1%)
Komercni Banka AS	50,502	11,195
Egypt (0.5%)
Commercial International Bank Egypt SAE	731,724	5,433
Hong Kong (2.1%)
AIA Group Ltd.	823,600	5,392
Samsonite International SA	4,587,900	15,862
		21,254
India (10.0%)
Ashok Leyland Ltd.	10,884,010	12,400
Bharat Petroleum Corp., Ltd.	526,816	7,275
Glenmark Pharmaceuticals Ltd.	620,142	9,681
HDFC Bank Ltd. (a)	636,432	12,402
ICICI Bank Ltd.	642,517	3,108
Idea Cellular Ltd.	1,298,385	3,592
IndusInd Bank Ltd. (a)	766,979	10,865
Marico Ltd.	1,067,615	7,539
Maruti Suzuki India Ltd.	163,655	10,767
Oil & Natural Gas Corp., Ltd.	261,881	1,273
Shree Cement Ltd.	45,066	8,026
Shriram Transport Finance Co., Ltd.	607,831	8,146
Sun Pharmaceutical Industries Ltd.	365,307	5,017
Tata Consultancy Services Ltd.	95,437	3,823
		103,914
Indonesia (2.4%)
AKR Corporindo Tbk PT	5,115,800	2,273
Kalbe Farma Tbk PT	37,953,800	4,768
Link Net Tbk PT (a)	9,425,200	3,588
Matahari Department Store Tbk PT	6,432,000	7,984
Surya Citra Media Tbk PT	11,461,200	2,472
XL Axiata Tbk PT (a)	13,741,300	3,798
		24,883
Korea, Republic of (12.2%)
Amorepacific Corp.	17,071	6,397
Cosmax, Inc.	22,506	4,066
Coway Co., Ltd.	116,858	9,575
Hotel Shilla Co., Ltd. (b)	61,314	6,129
KB Financial Group, Inc.	258,397	8,548
Kia Motors Corp.	135,787	5,515
Korea Aerospace Industries Ltd.	51,869	3,697
LG Chem Ltd.	22,673	5,661
Lotte Chemical Corp.	21,979	5,694
NAVER Corp.	15,016	8,535
Nexon Co., Ltd.	349,900	4,815
Samsung Electronics Co., Ltd.	26,081	29,648
Samsung Electronics Co., Ltd. (Preference)	7,342	6,536

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
Samsung Life Insurance Co., Ltd.	60,684	$5,848
Shinhan Financial Group Co., Ltd.	25,323	943
SK Hynix, Inc.	288,162	10,928
SK Telecom Co., Ltd.	15,208	3,408
		125,943
Laos (0.3%)
Kolao Holdings (b)	143,640	2,878
Kolao Holdings GDR	1	—	@
		2,878
Malaysia (0.8%)
Astro Malaysia Holdings Bhd	4,885,300	3,988
IHH Healthcare Bhd (a)	2,924,400	4,387
		8,375
Mexico (6.6%)
Alfa SAB de CV	5,113,304	9,799
America Movil SAB de CV, Class L ADR	328,095	6,992
Cemex SAB de CV ADR (a)	1,571,116	14,391
El Puerto de Liverpool SAB de CV	334,962	3,868
Fomento Economico Mexicano SAB de CV ADR	210,387	18,743
Grupo Financiero Banorte SAB de CV Series O	1,097,894	6,037
Grupo Financiero Inbursa SAB de CV Series O	1,931,321	4,380
Mexichem SAB de CV	1,578,599	4,560
		68,770
Pakistan (0.7%)
United Bank Ltd.	4,266,800	7,159
Panama (0.3%)
Copa Holdings SA, Class A (b)	39,756	3,283
Peru (1.1%)
Credicorp Ltd.	82,060	11,400
Philippines (3.9%)
BDO Unibank, Inc.	1,730,600	4,161
DMCI Holdings, Inc.	10,903,800	3,192
International Container Terminal Services, Inc.	1,718,080	4,199
LT Group, Inc.	13,732,100	4,239
Metro Pacific Investments Corp.	58,917,800	6,181
Metropolitan Bank & Trust Co.	4,503,427	9,388
SM Investments Corp.	464,860	9,227
		40,587
Poland (3.6%)
Bank Pekao SA	176,807	8,462
Bank Zachodni WBK SA (a)	44,377	4,028
CCC SA	94,837	4,389
Jeronimo Martins SGPS SA	690,481	8,852
PKP Cargo SA	227,969	5,019
Polski Koncern Naftowy Orlen SA	324,460	6,371
		37,121
Qatar (0.1%)
Ooredoo QSC	43,705	1,044
	Shares	Value (000)
Russia (1.8%)
Mail.ru Group Ltd. GDR (a)	250,536	$5,224
NovaTek OAO (Registered GDR)	46,269	4,710
X5 Retail Group N.V. GDR (a)	204,380	3,403
Yandex N.V., Class A (a)	323,914	4,930
		18,267
South Africa (7.2%)
Life Healthcare Group Holdings Ltd.	1,892,866	5,839
Mondi PLC	448,009	9,715
MTN Group Ltd.	687,686	12,930
Naspers Ltd., Class N	121,331	18,899
Sasol Ltd.	216,132	7,994
Steinhoff International Holdings Ltd. (b)	1,609,038	10,183
Vodacom Group Ltd. (b)	746,015	8,505
		74,065
Switzerland (0.8%)
Coca-Cola HBC AG (a)	408,476	8,780
Taiwan (9.3%)
Advanced Semiconductor Engineering, Inc.	3,920,000	5,311
Catcher Technology Co., Ltd.	636,000	7,957
Chailease Holding Co., Ltd.	2,849,405	6,871
Delta Electronics, Inc.	806,000	4,127
Eclat Textile Co., Ltd.	374,867	6,148
Fubon Financial Holding Co., Ltd.	4,542,490	9,039
Ginko International Co., Ltd.	115,000	1,448
Hermes Microvision, Inc.	85,155	5,547
Largan Precision Co., Ltd.	83,000	9,482
Pegatron Corp.	1,106,000	3,237
Taiwan Mobile Co., Ltd.	1,127,000	3,762
Taiwan Semiconductor Manufacturing Co., Ltd.	5,491,205	25,005
Uni-President Enterprises Corp.	4,708,549	8,348
		96,282
Thailand (3.6%)
Advanced Info Service PCL (Foreign)	1,121,400	7,969
DKSH Holding AG (a)	82,245	5,947
Indorama Ventures PCL (Foreign)	5,812,100	4,775
Land and Houses PCL (Foreign)	12,507,640	3,277
Minor International PCL (Foreign)	4,664,770	4,143
PTT PCL (Foreign)	707,800	7,523
Total Access Communication PCL (Foreign)	996,500	2,456
Total Access Communication PCL NVDR	556,700	1,372
		37,462
United States (0.7%)
Yum! Brands, Inc.	74,622	6,722
Total Common Stocks (Cost $828,571)		1,001,781

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (f) (Cost $5,971)	16,179,736	$4,886
Short-Term Investments (5.6%)
Securities held as Collateral on Loaned Securities (3.3%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	29,128,663	29,129
	Face Amount (000)
Repurchase Agreements (0.5%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $2,659; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/17; valued at $2,713)	$2,659	2,659
Merrill Lynch & Co., Inc., (0.14%, dated 6/30/15, due 7/1/15; proceeds $2,659; fully collateralized by a U.S. Government obligation; Zero Coupon due 7/2/15; valued at $2,713)	2,659	2,659
		5,318
Total Securities held as Collateral on Loaned Securities (Cost $34,447)		34,447
	Shares	Value (000)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $23,746)	23,746,153	$23,746
Total Short-Term Investments (Cost $58,193)		58,193
Total Investments (102.9%) (Cost $892,735) Including $34,910 of Securities Loaned (g)		1,064,860
Liabilities in Excess of Other Assets (-2.9%)		(29,799)
Net Assets (100.0%)		$1,035,061

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2015.

(c)  Security trades on the Hong Kong exchange.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  Security has been deemed illiquid at June 30, 2015.

(f)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

@  Value is less than $500.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	JPY	555,116	$4,536	7/16/15	USD	4,493	$4,493	$(43)
State Street Bank and Trust Co.	JPY	16,642	136	7/16/15	USD	135	135	(1)
UBS AG	EUR	25,992	28,985	7/23/15	USD	29,225	29,225	240
			$33,657				$33,853	$196

EUR  —  Euro

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	67.8%
Banks	18.8
Wireless Telecommunication Services	7.0
Internet Software & Services	6.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $196,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $839,860)	$1,011,985
Investment in Security of Affiliated Issuer, at Value (Cost $52,875)	52,875
Total Investments in Securities, at Value (Cost $892,735)	1,064,860
Foreign Currency, at Value (Cost $489)	490
Cash	1,476
Dividends Receivable	5,749
Receivable for Investments Sold	3,136
Receivable for Portfolio Shares Sold	512
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	240
Tax Reclaim Receivable	91
Receivable from Affiliate	3
Other Assets	138
Total Assets	1,076,695
Liabilities:
Collateral on Securities Loaned, at Value	35,923
Payable for Advisory Fees	2,623
Deferred Capital Gain Country Tax	1,232
Payable for Investments Purchased	1,056
Payable for Custodian Fees	237
Payable for Sub Transfer Agency Fees — Class I	179
Payable for Sub Transfer Agency Fees — Class A	11
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Portfolio Shares Redeemed	82
Payable for Directors' Fees and Expenses	81
Payable for Administration Fees	68
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	44
Payable for Professional Fees	19
Payable for Shareholder Services Fees — Class A	5
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	72
Total Liabilities	41,634
Net Assets	$1,035,061
Net Assets Consist Of:
Paid-in-Capital	$897,324
Accumulated Undistributed Net Investment Income	3,483
Accumulated Net Realized Loss	(36,761)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $1,232 of Deferred Capital Gain Country Tax)	170,893
Foreign Currency Forward Exchange Contracts	196
Foreign Currency Translations	(74)
Net Assets	$1,035,061

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$660,952
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	28,501,547
Net Asset Value, Offering and Redemption Price Per Share	$23.19
CLASS A:
Net Assets	$24,432
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,082,934
Net Asset Value, Redemption Price Per Share	$22.56
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.25
Maximum Offering Price Per Share	$23.81
CLASS L:
Net Assets	$277
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,434
Net Asset Value, Offering and Redemption Price Per Share	$22.31
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	432
Net Asset Value, Offering and Redemption Price Per Share	$22.31
CLASS IS:
Net Assets	$349,390
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,059,609
Net Asset Value, Offering and Redemption Price Per Share	$23.20
(1) Including: Securities on Loan, at Value:	$34,910

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,846 of Foreign Taxes Withheld)	$12,850
Income from Securities Loaned — Net	77
Dividends from Security of Affiliated Issuer (Note G)	29
Interest from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	— @
Total Investment Income	12,956
Expenses:
Advisory Fees (Note B)	6,353
Custodian Fees (Note F)	468
Administration Fees (Note C)	416
Sub Transfer Agency Fees — Class I	303
Sub Transfer Agency Fees — Class A	21
Sub Transfer Agency Fees — Class L	— @
Professional Fees	57
Shareholder Services Fees — Class A (Note D)	33
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Shareholder Reporting Fees	30
Registration Fees	27
Directors' Fees and Expenses	13
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	7
Other Expenses	18
Total Expenses	7,757
Waiver of Advisory Fees (Note B)	(1,252)
Reimbursement of Class Specific Expenses — Class I (Note B)	(74)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(18)
Net Expenses	6,410
Net Investment Income	6,546
Realized Gain (Loss):
Investments Sold (Net of $150 of Capital Gain Country Tax)	(27,055)
Foreign Currency Forward Exchange Contracts	2,825
Foreign Currency Transactions	(1,162)
Net Realized Loss	(25,392)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $1,067)	66,895
Foreign Currency Forward Exchange Contracts	(743)
Foreign Currency Translations	189
Net Change in Unrealized Appreciation (Depreciation)	66,341
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	40,949
Net Increase in Net Assets Resulting from Operations	$47,495

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,546	$8,096
Net Realized Gain (Loss)	(25,392)	42,856
Net Change in Unrealized Appreciation (Depreciation)	66,341	(97,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	47,495	(46,050)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(5,547)
Net Realized Gain	—	(32,704)
Class A:
Net Investment Income	—	(129)
Net Realized Gain	—	(1,451)
Class L:
Net Investment Income	—	(1)
Net Realized Gain	—	(15)
Class IS:
Net Investment Income	—	(3,017)
Net Realized Gain	—	(16,464)
Total Distributions	—	(59,328)
Capital Share Transactions:(1)
Class I:
Subscribed	45,683	93,404
Distributions Reinvested	—	38,190
Redeemed	(59,791)	(533,963)
Class A:
Subscribed	2,250	10,567
Distributions Reinvested	—	1,559
Redeemed	(5,793)	(18,172)
Class L:
Subscribed	61	127
Distributions Reinvested	—	16
Redeemed	(3)	(101)
Class C:
Subscribed	10 *	—
Class IS:
Subscribed	26,005	354,909
Distributions Reinvested	—	19,481
Redeemed	(17,340)	(28,889)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,918)	(62,872)
Redemption Fees	7	33
Total Increase (Decrease) in Net Assets	38,584	(168,217)
Net Assets:
Beginning of Period	996,477	1,164,694
End of Period (Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $3,483 and $(3,063), respectively)	$1,035,061	$996,477

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,971	3,832
Shares Issued on Distributions Reinvested	—	1,753
Shares Redeemed	(2,589)	(22,273)
Net Decrease in Class I Shares Outstanding	(618)	(16,688)
Class A:
Shares Subscribed	99	438
Shares Issued on Distributions Reinvested	—	73
Shares Redeemed	(254)	(766)
Net Decrease in Class A Shares Outstanding	(155)	(255)
Class L:
Shares Subscribed	3	5
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(— @@)	(5)
Net Increase in Class L Shares Outstanding	3	1
Class C:
Shares Subscribed	— @@*	—
Class IS:
Shares Subscribed	1,132	14,962
Shares Issued on Distributions Reinvested	—	895
Shares Redeemed	(756)	(1,174)
Net Increase in Class IS Shares Outstanding	376	14,683

*  For the period April 30, 2015 through June 30, 2015.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.13		$24.64	$25.94	$21.73	$27.14	$23.10
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.17	0.20	0.19	0.22	0.10
Net Realized and Unrealized Gain (Loss)	0.92		(1.30)	(0.44)	4.19	(5.22)	4.15
Total from Investment Operations	1.06		(1.13)	(0.24)	4.38	(5.00)	4.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)	(0.20)	(0.17)	—	(0.21)
Net Realized Gain	—		(1.18)	(0.86)	—	(0.41)	—
Total Distributions	—		(1.38)	(1.06)	(0.17)	(0.41)	(0.21)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$23.19		$22.13	$24.64	$25.94	$21.73	$27.14
Total Return++	4.79	%#	(4.47)%	(0.80)%	20.19%	(18.41)%	18.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$660,952		$644,537	$1,128,618	$1,278,837	$1,198,857	$2,031,778
Ratio of Expenses to Average Net Assets (1)	1.25	%+*	1.25%+	1.24%+	1.28%+^	1.48%+	1.47%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.24%+	N/A	N/A	1.47%+
Ratio of Net Investment Income to Average Net Assets (1)	1.24	%+*	0.68%+	0.79%+	0.80%+^	0.86%+	0.40%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	21	%#	43%	49%	47%	60%	59%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.51	%*	1.52%	1.51%	1.49%	N/A	N/A
Net Investment Income to Average Net Assets	0.98	%*	0.41%	0.52%	0.59%	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to March 1, 2012, the maximum ratio was 1.65% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$21.57		$24.02	$25.31		$21.20	$26.56	$22.61
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.11	0.12		0.14	0.15	0.04
Net Realized and Unrealized Gain (Loss)	0.90		(1.28)	(0.42)		4.07	(5.10)	4.06
Total from Investment Operations	0.99		(1.17)	(0.30)		4.21	(4.95)	4.10
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	(0.13)		(0.10)	—	(0.15)
Net Realized Gain	—		(1.18)	(0.86)		—	(0.41)	—
Total Distributions	—		(1.28)	(0.99)		(0.10)	(0.41)	(0.15)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$22.56		$21.57	$24.02		$25.31	$21.20	$26.56
Total Return++	4.59	%#	(4.77)%	(1.07)%		19.87%	(18.63)%	18.20%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,432		$26,701	$35,863		$40,824	$46,521	$113,434
Ratio of Expenses to Average Net Assets (1)	1.59	%+*	1.57%+	1.52	%+^^	1.53%+^	1.73%+	1.72%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.52	%+^^	N/A	N/A	1.72%+
Ratio of Net Investment Income to Average Net Assets (1)	0.83	%+*	0.45%+	0.49	%+	0.61%+^	0.61%+	0.15%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.01%		0.01%	0.01%	0.01%
Portfolio Turnover Rate	21	%#	43%	49%		47%	60%	59%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.84	%*	1.82%	1.78%		1.74%	N/A	N/A
Net Investment Income to Average Net Assets	0.58	%*	0.20%	0.23%		0.40%	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.50% for Class A shares.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class A shares. Prior to March 1, 2012, the maximum ratio was 1.90% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$21.39		$23.91	$25.27		$23.85
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		(0.05)	(0.05)		0.04
Net Realized and Unrealized Gain (Loss)	0.87		(1.23)	(0.37)		1.44
Total from Investment Operations	0.92		(1.28)	(0.42)		1.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	(0.08)		(0.06)
Net Realized Gain	—		(1.18)	(0.86)		—
Total Distributions	—		(1.24)	(0.94)		(0.06)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$22.31		$21.39	$23.91		$25.27
Total Return++	4.30	%#	(5.26)%	(1.56)%		6.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$277		$210	$203		$11
Ratio of Expenses to Average Net Assets (1)	2.10	%+*	2.10%+	2.03	%+^^	1.99	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	2.03	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.45	%+*	(0.21)%+	(0.18	)%+	0.27	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%		0.01	%*
Portfolio Turnover Rate	21	%#	43%	49%		47	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.80	%*	2.97%	2.54%		2.28	%*

Net Investment Loss to Average Net Assets	(0.25	)%*	(1.08)%	(0.69)%	(0.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.00% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$23.16
Income (Loss) from Investment Operations:
Net Investment Income†	0.08
Net Realized and Unrealized Loss	(0.93)
Total from Investment Operations	(0.85)
Net Asset Value, End of Period	$22.31
Total Return++	(3.67	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$10
Ratios of Expenses to Average Net Assets (1)	2.35	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.03	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	21	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	16.53	%*
Net Investment Loss to Average Net Assets	(12.15	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$22.14		$24.64	$24.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.15		0.22	(0.01)
Net Realized and Unrealized Gain	0.91		(1.32)	0.46
Total from Investment Operations	1.06		(1.10)	0.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.14)
Net Realized Gain	—		(1.18)	(0.59)
Total Distributions	—		(1.40)	(0.73)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$23.20		$22.14	$24.64
Total Return++	4.79	%#	(4.36)%	1.85	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$349,390		$325,029	$10
Ratio of Expenses to Average Net Assets (1)	1.18	%+*	1.18%+	1.17	%+^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.17	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.33	%+*	0.89%+	(0.21	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	21	%#	43%	49	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.42	%*	1.42%	6.65	%*
Net Investment Income (Loss) to Average Net Assets	1.09	%*	0.65%	(5.69	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.18% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,697	$—	$—	$3,697
Airlines	3,283	—	—	3,283
Automobiles	7,734	10,767	—	18,501
Banks	170,776	23,267	—	194,043
Beverages	34,943	—	—	34,943
Capital Markets	2,336	—	—	2,336
Chemicals	18,388	4,775	—	23,163
Construction & Engineering	1,056	—	—	1,056
Construction Materials	25,599	—	—	25,599
Consumer Finance	8,146	—	—	8,146
Diversified Consumer Services	3,582	—	—	3,582
Diversified Financial Services	27,535	—	—	27,535
Diversified Telecommunication Services	8,430	—	—	8,430

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$13,609	$—		$—	$13,609
Food & Staples Retailing	18,769	—		—	18,769
Food Products	35,628	—		—	35,628
Health Care Equipment & Supplies	1,448	—		—	1,448
Health Care Providers & Services	10,226	—		—	10,226
Hotels, Restaurants & Leisure	6,722	4,143		—	10,865
Household Durables	19,758	—		—	19,758
Independent Power Producers & Energy Traders	3,983	—		—	3,983
Industrial Conglomerates	22,218	—		—	22,218
Information Technology Services	3,823	—		—	3,823
Insurance	41,203	—		—	41,203
Internet & Catalog Retail	5,066	—		—	5,066
Internet Software & Services	66,132	—		—	66,132
Machinery	12,400	—		—	12,400
Media	25,359	—		—	25,359
Multi-line Retail	17,111	—		—	17,111
Oil, Gas & Consumable Fuels	37,615	7,523		—	45,138
Paper & Forest Products	9,715	—		—	9,715
Personal Products	18,002	—		—	18,002
Pharmaceuticals	22,213	4,491		—	26,704
Professional Services	5,947	—		—	5,947
Real Estate Management & Development	6,534	3,277		—	9,811
Road & Rail	5,019	—		—	5,019
Semiconductors & Semiconductor Equipment	46,791	—		—	46,791
Software	4,815	—		—	4,815
Specialty Retail	9,007	—	@	—	9,007
Tech Hardware, Storage & Peripherals	47,378	—		—	47,378
Textiles, Apparel & Luxury Goods	26,399	—		—	26,399
Trading Companies & Distributors	2,273	—		—	2,273
Transportation Infrastructure	11,423	—		—	11,423
Wireless Telecommunication Services	61,022	10,425		—	71,447
Total Common Stocks	933,113	68,668		—	1,001,781
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Investment Company	$—	$4,886	$—	$4,886
Short-Term Investments
Investment Company	52,875	—	—	52,875
Repurchase Agreements	—	5,318	—	5,318
Short-Term Investments	52,875	5,318	—	58,193
Foreign Currency Forward Exchange Contract	—	240	—	240
Total Assets	985,988	79,112	—	1,065,100
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(44)	—	(44)
Total	$985,988	$79,068	$—	$1,065,056

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $724,545,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement,

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$240
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(44)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$2,825
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(743)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$240	$(44)

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$240	$—	$—	$240
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
State Street Bank and Trust Co.	$44	$—	$—	$44

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$34,652,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

compensation to the lending agent, and is recorded as "Income from Securities Loaned–Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$34,910	(b)	$—	$(34,910	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Portfolio received cash collateral of approximately $35,923,000, of which approximately $34,447,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $1,476,000, which is not reflected in the Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.98% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.60% for Class A shares, 2.10% for Class L shares, 2.35% for Class C shares and 1.18% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

appropriate. For the six months ended June 30, 2015, approximately $1,252,000 of advisory fees were waived and approximately $77,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder

Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $213,604,000 and $224,643,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $18,000 relating to the Portfolio's investment in the Liquidity Funds.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$58,143	$144,596	$149,864	$29	$52,875

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generalyl each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$8,694	$50,634	$9,542	$40,664

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and foreign taxes paid on capital gains, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Distributions in Excess of Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$4,292	$(4,292)	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,796	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $227,139,000 and the aggregate gross unrealized depreciation is approximately $55,014,000 resulting in net unrealized appreciation of approximately $172,125,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2014, the

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Portfolio deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$6,173

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 65.1%, 82.2% and 91.8% for Class I, Class A and Class IS shares, respectively.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSAN
1262677 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Domestic Debt Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	17
U.S. Privacy Policy	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Domestic Debt Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Emerging Markets Domestic Debt Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Domestic Debt Portfolio Class I	$1,000.00	$938.10	$1,020.58	$4.08	$4.26	0.85%
Emerging Markets Domestic Debt Portfolio Class A	1,000.00	936.60	1,018.89	5.71	5.96	1.19
Emerging Markets Domestic Debt Portfolio Class L	1,000.00	935.10	1,017.65	6.91	7.20	1.44
Emerging Markets Domestic Debt Portfolio Class IS	1,000.00	938.10	1,020.78	3.89	4.06	0.81

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the contractual management fee was higher but close to its peer group average. The Board also noted that the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Emerging Markets Domestic Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (89.6%)
Brazil (14.1%)
Sovereign (14.1%)
Brazil Letras do Tesouro Nacional, Zero Coupon, 1/1/19	BRL	536	$113
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17 - 1/1/25		1,893	544
			657
Colombia (5.7%)
Sovereign (5.7%)
Colombia Government International Bond, 4.38%, 3/21/23	COP	364,000	127
Colombian TES, 10.00%, 7/24/24		305,000	138
			265
Hungary (4.2%)
Sovereign (4.2%)
Hungary Government Bond, 5.50%, 6/24/25	HUF	12,500	50
6.00%, 11/24/23		35,820	147
			197
Indonesia (7.9%)
Sovereign (7.9%)
Deutsche Bank AG, Indonesia Government Bond, Credit Linked Notes, 11.00%, 12/15/20 (a)(b)	IDR	1,100,000	92
Indonesia Treasury Bond, 9.00%, 3/15/29		3,487,000	277
			369
Malaysia (8.0%)
Sovereign (8.0%)
Malaysia Government Bond, 3.39%, 3/15/17	MYR	408	109
3.81%, 2/15/17		333	89
4.16%, 7/15/21		215	58
4.18%, 7/15/24		175	47
4.50%, 4/15/30		245	67
			370
Mexico (11.3%)
Sovereign (11.3%)
Mexican Bonos, 6.50%, 6/10/21	MXN	3,200	213
8.50%, 11/18/38		410	32
10.00%, 12/5/24		2,550	208
Series M 8.00%, 6/11/20		1,050	75
			528
Peru (1.1%)
Sovereign (1.1%)
Peruvian Government International Bond (Units), 5.70%, 8/12/24 (a)(c)	PEN	170	51
	Face Amount (000)		Value (000)
Poland (8.8%)
Sovereign (8.8%)
Poland Government Bond, 4.00%, 10/25/23	PLN	160	$45
5.75%, 10/25/21 - 9/23/22		1,175	363
			408
Romania (0.8%)
Sovereign (0.8%)
Romania Government Bond,
4.75%, 2/24/25	RON	85	22
5.85%, 4/26/23		50	14
			36
Russia (4.5%)
Sovereign (4.5%)
Russian Federal Bond - OFZ, 6.20%, 1/31/18	RUB	5,172	85
6.80%, 12/11/19		1,100	17
7.00%, 8/16/23		7,397	107
			209
South Africa (10.0%)
Sovereign (10.0%)
South Africa Government Bond, 6.75%, 3/31/21	ZAR	1,170	91
8.00%, 1/31/30		4,070	316
10.50%, 12/21/26		600	58
			465
Thailand (4.7%)
Sovereign (4.7%)
Thailand Government Bond, 3.63%, 6/16/23	THB	7,098	221
Turkey (8.5%)
Sovereign (8.5%)
Turkey Government Bond, 7.10%, 3/8/23	TRY	365	121
9.00%, 3/8/17 - 7/24/24		516	192
10.40%, 3/20/24		210	84
			397
Total Fixed Income Securities (Cost $4,782)			4,173
	No. of Warrants
Warrants (0.1%)
Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(d) (Cost $—)		495	5

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Domestic Debt Portfolio

	Shares	Value (000)
Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $212)	212,393	$212
Total Investments (94.3%) (Cost $4,994) (e)		4,390
Other Assets in Excess of Liabilities (5.7%)		264
Net Assets (100.0%)		$4,654

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.

(c)  Consists of one or more classes of securities traded together as a unit.

(d)  Security has been deemed illiquid at June 30, 2015.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	747	$240	7/2/15	USD	241	$241	$1
JPMorgan Chase Bank NA	BRL	507	163	7/2/15	USD	158	158	(5)
JPMorgan Chase Bank NA	BRL	240	77	7/2/15	USD	77	77	—	@
JPMorgan Chase Bank NA	PHP	1,000	22	7/2/15	USD	22	22	(—	@)
JPMorgan Chase Bank NA	USD	164	164	7/2/15	BRL	507	164	(—	@)
JPMorgan Chase Bank NA	USD	77	77	7/2/15	BRL	240	77	(—	@)
JPMorgan Chase Bank NA	USD	238	238	7/2/15	BRL	747	240	2
JPMorgan Chase Bank NA	USD	22	22	7/2/15	PHP	1,000	22	(—	@)
JPMorgan Chase Bank NA	CLP	31,900	50	7/6/15	USD	50	50	—	@
JPMorgan Chase Bank NA	HUF	8,000	29	7/6/15	USD	29	29	—	@
JPMorgan Chase Bank NA	HUF	4,346	16	7/6/15	USD	16	16	—	@
JPMorgan Chase Bank NA	HUF	5,000	18	7/6/15	USD	18	18	—	@
JPMorgan Chase Bank NA	MYR	289	76	7/6/15	USD	77	77	1
JPMorgan Chase Bank NA	MYR	91	24	7/6/15	USD	24	24	—	@
JPMorgan Chase Bank NA	USD	29	29	7/6/15	CLP	18,500	29	(—	@)
JPMorgan Chase Bank NA	USD	22	22	7/6/15	CLP	13,400	21	(1)
JPMorgan Chase Bank NA	USD	29	29	7/6/15	HUF	8,160	29	(—	@)
JPMorgan Chase Bank NA	USD	49	49	7/6/15	MYR	180	48	(1)
JPMorgan Chase Bank NA	USD	54	54	7/6/15	MYR	200	53	(1)
JPMorgan Chase Bank NA	USD	28	28	7/6/15	RUB	1,550	28	(—	@)
JPMorgan Chase Bank NA	USD	24	24	7/6/15	ZAR	290	24	—	@
JPMorgan Chase Bank NA	USD	21	21	7/6/15	ZAR	270	22	1
JPMorgan Chase Bank NA	ZAR	560	46	7/6/15	USD	46	46	—	@
JPMorgan Chase Bank NA	ZAR	632	52	7/6/15	USD	51	51	(1)
JPMorgan Chase Bank NA	ZAR	200	16	7/6/15	USD	16	16	(—	@)
JPMorgan Chase Bank NA	PLN	130	35	7/8/15	USD	35	35	—	@
JPMorgan Chase Bank NA	PLN	194	51	7/8/15	USD	52	52	1
JPMorgan Chase Bank NA	USD	124	124	7/8/15	PLN	459	122	(2)
JPMorgan Chase Bank NA	USD	78	78	7/8/15	THB	2,650	78	(—	@)
JPMorgan Chase Bank NA	RON	62	16	7/13/15	USD	16	16	—	@
JPMorgan Chase Bank NA	TRY	117	43	7/13/15	USD	42	42	(1)
JPMorgan Chase Bank NA	USD	30	30	7/13/15	COP	76,700	29	(1)
JPMorgan Chase Bank NA	USD	7	7	7/13/15	COP	19,000	7	(—	@)
JPMorgan Chase Bank NA	USD	7	7	7/13/15	RON	27	7	(—	@)
JPMorgan Chase Bank NA	USD	53	53	7/13/15	RON	210	53	(—	@)
JPMorgan Chase Bank NA	USD	38	38	7/13/15	RON	150	37	(1)
JPMorgan Chase Bank NA	USD	78	78	7/13/15	TRY	215	80	2
JPMorgan Chase Bank NA	USD	50	50	7/22/15	NGN	10,000	50	—	@
JPMorgan Chase Bank NA	IDR	668,900	50	7/24/15	USD	50	50	—	@
JPMorgan Chase Bank NA	MXN	1,471	93	7/27/15	USD	95	95	2
JPMorgan Chase Bank NA	USD	22	22	7/31/15	PHP	1,000	22	(—	@)
JPMorgan Chase Bank NA	USD	50	50	8/3/15	CLP	31,900	50	(—	@)
JPMorgan Chase Bank NA	USD	77	77	8/3/15	MYR	289	76	(1)
JPMorgan Chase Bank NA	BRL	747	237	8/4/15	USD	235	235	(2)
			$2,725				$2,718	$(7)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Domestic Debt Portfolio

@  Value is less than $500.

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NGN  —  Nigerian Naira

PEN  —  Peruvian Nuevo Sol

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	95.1%
Other*	4.9
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $7,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Domestic Debt Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,782)	$4,178
Investment in Security of Affiliated Issuer, at Value (Cost $212)	212
Total Investments in Securities, at Value (Cost $4,994)	4,390
Foreign Currency, at Value (Cost $77)	78
Interest Receivable	132
Due from Adviser	58
Tax Reclaim Receivable	43
Receivable for Investments Sold	23
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	10
Receivable for Variation Margin on Futures Contracts	2
Receivable from Affiliate	—	@
Receivable for Portfolio Shares Sold	—	@
Other Assets	47
Total Assets	4,783
Liabilities:
Payable for Investments Purchased	46
Payable for Professional Fees	37
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	17
Payable for Directors' Fees and Expenses	8
Payable for Portfolio Shares Redeemed	6
Payable for Custodian Fees	3
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Administration Fees	—	@
Other Liabilities	9
Total Liabilities	129
Net Assets	$4,654
Net Assets Consist Of:
Paid-in-Capital	$11,970
Accumulated Net Investment Loss	(1,583)
Accumulated Net Realized Loss	(5,113)
Unrealized Appreciation (Depreciation) on:
Investments	(604)
Foreign Currency Forward Exchange Contracts	(7)
Foreign Currency Translations	(9)
Net Assets	$4,654

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Domestic Debt Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$2,757
Shares Outstanding $0.003 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	293,454
Net Asset Value, Offering and Redemption Price Per Share	$9.40
CLASS A:
Net Assets	$1,043
Shares Outstanding $0.003 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	108,599
Net Asset Value, Redemption Price Per Share	$9.61
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.43
Maximum Offering Price Per Share	$10.04
CLASS L:
Net Assets	$845
Shares Outstanding $0.003 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	90,135
Net Asset Value, Offering and Redemption Price Per Share	$9.37
CLASS IS:
Net Assets	$9
Shares Outstanding $0.003 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	907
Net Asset Value, Offering and Redemption Price Per Share	$9.40

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Domestic Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$208
Dividends from Securities of Unaffiliated Issuers	1
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	209
Expenses:
Professional Fees	61
Advisory Fees (Note B)	31
Custodian Fees (Note F)	19
Registration Fees	16
Shareholder Reporting Fees	10
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	2
Administration Fees (Note C)	3
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	8
Total Expenses	160
Expenses Reimbursed by Adviser (Note B)	(86)
Waiver of Advisory Fees (Note B)	(31)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	39
Net Investment Income	170
Realized Gain (Loss):
Investments Sold	(1,923)
Foreign Currency Forward Exchange Contracts	18
Foreign Currency Transactions	(19)
Futures Contracts	(2)
Net Realized Loss	(1,926)
Change in Unrealized Appreciation (Depreciation):
Investments	1,147
Foreign Currency Forward Exchange Contracts	(10)
Foreign Currency Translations	16
Net Change in Unrealized Appreciation (Depreciation)	1,153
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(773)
Net Decrease in Net Assets Resulting from Operations	$(603)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Emerging Markets Domestic Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$170	$1,116
Net Realized Loss	(1,926)	(3,381)
Net Change in Unrealized Appreciation (Depreciation)	1,153	1,002
Net Decrease in Net Assets Resulting from Operations	(603)	(1,263)
Capital Share Transactions:(1)
Class I:
Subscribed	275	722
Redeemed	(8,239)	(14,209)
Class A:
Subscribed	1	169
Redeemed	(361)	(4,554)
Class L:
Subscribed	—	54
Redeemed	(109)	(1,974)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,433)	(19,792)
Redemption Fees	— @	—
Total Decrease in Net Assets	(9,036)	(21,055)
Net Assets:
Beginning of Period	13,690	34,745
End of Period (Including Accumulated Net Investment Loss of $(1,583) and $(1,753))	$4,654	$13,690
(1) Capital Share Transactions:
Class I:
Shares Subscribed	28	67
Shares Redeemed	(852)	(1,336)
Net Decrease in Class I Shares Outstanding	(824)	(1,269)
Class A:
Shares Subscribed	—	15
Shares Redeemed	(35)	(420)
Net Decrease in Class A Shares Outstanding	(35)	(405)
Class L:
Shares Subscribed	—	5
Shares Redeemed	(11)	(181)
Net Decrease in Class L Shares Outstanding	(11)	(176)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.01		$10.75	$12.71	$11.23	$12.44	$12.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.60	0.61	0.65	0.64	0.87
Net Realized and Unrealized Gain (Loss)	(0.81)		(1.34)	(2.18)	1.22	(1.07)	0.92
Total from Investment Operations	(0.61)		(0.74)	(1.57)	1.87	(0.43)	1.79
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.20)	(0.39)	(0.64)	(0.93)
Net Realized Gain	—		—	(0.12)	(0.00)‡	(0.14)	(0.57)
Paid-in-Capital	—		—	(0.07)	—	—	—
Total Distributions	—		—	(0.39)	(0.39)	(0.78)	(1.50)
Redemption Fees	0.00	‡	—	0.00 ‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$9.40		$10.01	$10.75	$12.71	$11.23	$12.44
Total Return++	(6.19	)%#	(6.79)%	(12.54)%	16.89%	(3.66)%	15.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,757		$11,195	$25,669	$48,641	$69,557	$28,864
Ratio of Expenses to Average Net Assets (1)	0.85	%+*	0.85%+	0.84%+	0.84%+	0.83%+	0.84	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	0.84	%+
Ratio of Net Investment Income to Average Net Assets (1)	4.14	%+*	5.59%+	5.08%+	5.40%+	5.21%+	7.12	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.01%	0.02%	0.01%
Portfolio Turnover Rate	62	%#	102%	117%	84%	85%	109%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.73	%*	2.05%	1.39%	1.18%	1.19%	1.29	%+
Net Investment Income to Average Net Assets	1.26	%*	4.39%	4.53%	5.06%	4.85%	6.67	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$10.26		$11.05	$13.06		$11.54	$12.76	$12.42
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.57	0.60		0.64	0.63	0.86
Net Realized and Unrealized Gain (Loss)	(0.86)		(1.36)	(2.24)		1.25	(1.10)	0.94
Total from Investment Operations	(0.65)		(0.79)	(1.64)		1.89	(0.47)	1.80
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.18)		(0.37)	(0.61)	(0.89)
Net Realized Gain	—		—	(0.12)		(0.00)‡	(0.14)	(0.57)
Paid-in-Capital	—		—	(0.07)		—	—	—
Total Distributions	—		—	(0.37)		(0.37)	(0.75)	(1.46)
Redemption Fees	0.00	‡	—	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$9.61		$10.26	$11.05		$13.06	$11.54	$12.76
Total Return++	(6.34	)%#	(7.15)%	(12.76)%		16.56%	(3.90)%	14.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,043		$1,473	$6,065		$5,712	$6,784	$6,792
Ratio of Expenses to Average Net Assets (1)	1.19	%+*	1.20%+	1.13	%+^^	1.09%+	1.08%+	1.09	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		N/A	N/A	1.09	%+
Ratio of Net Investment Income to Average Net Assets (1)	4.23	%+*	5.12%+	4.91	%+	5.15%+	4.96%+	6.87	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.01%		0.01%	0.02%	0.01%
Portfolio Turnover Rate	62	%#	102%	117%		84%	85%	109%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.27	%*	2.40%	1.72%		1.43%	1.44%	1.54	%+
Net Investment Income to Average Net Assets	1.15	%*	3.92%	4.32%		4.81%	4.60%	6.42	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.10% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$10.02		$10.82	$12.80		$11.33	$12.54	$12.24
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.52	0.55		0.57	0.55	0.79
Net Realized and Unrealized Gain (Loss)	(0.84)		(1.32)	(2.19)		1.22	(1.07)	0.92
Total from Investment Operations	(0.65)		(0.80)	(1.64)		1.79	(0.52)	1.71
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.15)		(0.32)	(0.55)	(0.84)
Net Realized Gain	—		—	(0.12)		(0.00)‡	(0.14)	(0.57)
Paid-in-Capital	—		—	(0.07)		—	—	—
Total Distributions	—		—	(0.34)		(0.32)	(0.69)	(1.41)
Redemption Fees	0.00	‡	—	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$9.37		$10.02	$10.82		$12.80	$11.33	$12.54
Total Return++	(6.49	)%#	(7.39)%	(13.00)%		15.99%	(4.34)%	14.18%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$845		$1,013	$3,001		$4,648	$4,965	$4,668
Ratio of Expenses to Average Net Assets (1)	1.44	%+*	1.45%+	1.40	%+^^	1.59%+	1.58%+	1.59	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		N/A	N/A	1.59	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.97	%+*	4.85%+	4.55	%+	4.65%+	4.46%+	6.37	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.01%		0.01%	0.02%	0.01%
Portfolio Turnover Rate	62	%#	102%	117%		84%	85%	109%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.42	%*	2.66%	1.95%		1.93%	1.94%	2.04	%+
Net Investment Income to Average Net Assets	0.99	%*	3.64%	4.00%		4.31%	4.10%	5.92	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.35% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Domestic Debt Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$10.02		$10.75	$11.02
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.63	0.19
Net Realized and Unrealized Loss	(0.85)		(1.36)	(0.33)
Total from Investment Operations	(0.62)		(0.73)	(0.14)
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.06)
Paid-in-Capital	—		—	(0.07)
Total Distributions	—		—	(0.13)
Redemption Fees	—		—	0.00	‡
Net Asset Value, End of Period	$9.40		$10.02	$10.75
Total Return++	(6.19	)%#	(6.79)%	(1.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$9		$9	$10
Ratio of Expenses to Average Net Assets (1)	0.81	%+*	0.82%+	0.82	%+^^*
Ratio of Net Investment Income to Average Net Assets (1)	4.75	%+*	5.82%+	5.55	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§*
Portfolio Turnover Rate	62	%#	102%	117	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	21.02%		21.78%	6.94	%*
Net Investment Loss to Average Net Assets	(15.46)%		(15.14)%	(0.57	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Domestic Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Portfolio offers four classes of shares — Class I, Class A, Class L, and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a secu-

rity is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statement of Assets and Liabilities.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Sovereign	$—	$4,173	$—	$4,173
Warrants	—	5	—	5
Short-Term Investment
Investment Company	212	—	—	212
Foreign Currency Forward Exchange Contracts	—	10	—	10
Total Assets	212	4,188	—	4,400
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(17)	—	(17)
Total	$212	$4,171	$—	$4,383

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

As of June 30, 2015, the Portfolio did not have any open futures contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$10
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(17)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$18
Interest Rate Risk	Futures Contracts	(2)
	Total	$16
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$(10)

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$10	$(17)

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$10	$(10)	$—	$0
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$17	$(10)	$—	$7

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$3,804,000
Futures Contracts:
Average monthly original value	$120,000

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.45% for Class L shares and 0.82% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $31,000 of advisory fees were waived and approximately $90,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,764,000 and $13,056,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$32	$8,528	$8,348	$—	@	$212

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-In- Capital (000)
$—	$—	$958	$557	$295

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses)

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(1,916)	$2,314	$(398)

At December 31, 2014, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,000 and the aggregate gross unrealized depreciation is approximately $609,000 resulting in net unrealized depreciation of approximately $604,000.

At December 31, 2014, the Portfolio had available unused short-term capital losses of approximately $870,000 and long-term capital losses of approximately $2,211,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2014, the Portfolio deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$1,467	$—

I. Other: Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer's share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a counterparty's failure to complete the transaction.

At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 18.5%, 11.1% and 21.4% for Class I, Class A and Class L shares, respectively.

J. Subsequent Event: The Board of Directors of the Fund approved a proposed Plan and Agreement of Reorganization of the Portfolio and MSIF Emerging Markets External Debt Portfolio ("MSIF Emerging External Debt"), in which substantially all of the assets and liabilities of the Portfolio will be transferred to MSIF Emerging Markets External Debt in exchange for shares of MSIF Emerging Markets External Debt. This Reorganization is expected to be consummated on or about September 28, 2015.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

  IFIEMDSAN
1262682 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	18
U.S. Privacy Policy	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Growth Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Growth Portfolio Class I	$1,000.00	$1,086.00	$1,021.92	$3.00	*	$2.91	*	0.58%
Growth Portfolio Class A	1,000.00	1,084.60	1,020.33	4.65	*	4.51	*	0.90
Growth Portfolio Class L	1,000.00	1,081.60	1,017.75	7.33	*	7.10	*	1.42
Growth Portfolio Class C	1,000.00	1,002.00	1,005.53	2.83	**	2.83	**	1.69
Growth Portfolio Class IS	1,000.00	1,086.40	1,022.17	2.74	*	2.66	*	0.53

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (93.5%)
Automobiles (4.4%)
Tesla Motors, Inc. (a)	584,668	$156,843
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc. (a)	93,324	16,870
Alnylam Pharmaceuticals, Inc. (a)	154,412	18,509
Regeneron Pharmaceuticals, Inc. (a)	47,011	23,982
		59,361
Chemicals (1.5%)
Monsanto Co.	491,872	52,429
Diversified Financial Services (3.9%)
McGraw Hill Financial, Inc.	983,425	98,785
MSCI, Inc.	633,546	38,995
		137,780
Electrical Equipment (0.4%)
SolarCity Corp. (a)(b)	301,032	16,120
Food & Staples Retailing (1.4%)
Walgreens Boots Alliance, Inc.	600,414	50,699
Food Products (4.4%)
Keurig Green Mountain, Inc.	758,421	58,118
Mead Johnson Nutrition Co.	1,116,398	100,721
		158,839
Health Care Equipment & Supplies (3.7%)
Intuitive Surgical, Inc. (a)	270,583	131,097
Health Care Technology (0.7%)
athenahealth, Inc. (a)	223,951	25,660
Hotels, Restaurants & Leisure (2.4%)
Starbucks Corp.	1,594,035	85,464
Information Technology Services (4.4%)
Mastercard, Inc., Class A	981,483	91,749
Visa, Inc., Class A	989,214	66,426
		158,175
Internet & Catalog Retail (14.3%)
Amazon.com, Inc. (a)	683,191	296,566
JD.com, Inc. ADR (China) (a)	1,298,263	44,271
Netflix, Inc. (a)	93,463	61,400
Priceline Group, Inc. (The) (a)	96,149	110,703
		512,940
Internet Software & Services (20.8%)
Alibaba Group Holding Ltd. ADR (China) (a)	530,440	43,639
eBay, Inc. (a)	581,250	35,015
Facebook, Inc., Class A (a)	3,248,939	278,645
Google, Inc., Class C (a)	307,675	160,148
LinkedIn Corp., Class A (a)	509,910	105,363
Twitter, Inc. (a)	3,361,137	121,740
		744,550
Life Sciences Tools & Services (5.4%)
Illumina, Inc. (a)	888,828	194,084
	Shares	Value (000)
Media (2.3%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost — $20,782; acquired 10/15/14)	9,806	$19,524
Naspers Ltd., Class N (South Africa)	405,285	63,128
		82,652
Pharmaceuticals (8.7%)
Allergan PLC (a)	177,689	53,922
Valeant Pharmaceuticals International, Inc. (Canada) (a)	676,211	150,220
Zoetis, Inc.	2,205,988	106,373
		310,515
Semiconductors & Semiconductor Equipment (0.9%)
ARM Holdings PLC ADR (United Kingdom)	656,769	32,359
Software (7.7%)
FireEye, Inc. (a)	643,228	31,460
Salesforce.com, Inc. (a)	1,664,534	115,902
Splunk, Inc. (a)	553,019	38,501
Workday, Inc., Class A (a)	1,162,188	88,780
		274,643
Tech Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	951,697	119,367
Textiles, Apparel & Luxury Goods (1.2%)
Michael Kors Holdings Ltd. (a)	996,373	41,937
Total Common Stocks (Cost $1,888,204)		3,345,514
Preferred Stocks (2.2%)
Internet & Catalog Retail (2.0%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $20,639; acquired 4/16/14)	506,928	42,926
Flipkart Online Services Pvt Ltd. Series F (a)(c)(d)(e) (acquisition cost — $15,000; acquired 8/18/14)	207,900	29,572
		72,498
Internet Software & Services (0.2%)
Dropbox, Inc. Series C (a)(c)(d)(e) (acquisition cost — $7,182; acquired 1/30/14)	375,979	6,960
Total Preferred Stocks (Cost $42,821)		79,458
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016 @ CNY 6.70	476,779,214	1,039
USD/CNY November 2015 @ CNY 6.65	542,337,450	215
Total Call Options Purchased (Cost $3,633)		1,254

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	6,665,253	$6,665
	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $2,189; fully collateralized by various U.S. Government obligations; 0.88% - 2.00% due 2/28/17 - 10/31/21; valued at $2,232)	$2,189	2,189
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $243; fully collateralized by various U.S. Government agency securities; 2.35% - 5.50% due 12/22/15 - 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $248)	243	243
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $328; fully collateralized by various U.S. Government obligations; Zero Coupon - 0.25% due 5/15/16 - 2/15/24; valued at $335)	328	328
		2,760
Total Securities held as Collateral on Loaned Securities (Cost $9,425)		9,425
	Shares
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $158,367)	158,367,236	158,367
Total Short-Term Investments (Cost $167,792)		167,792
Total Investments (100.4%) (Cost $2,102,450) Including $9,428 of Securities Loaned		3,594,018
Liabilities in Excess of Other Assets (-0.4%)		(16,045)
Net Assets (100.0%)		$3,577,973

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2015.

(c)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $98,982,000, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security has been deemed illiquid at June 30, 2015.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $98,982,000 and represents 2.8% of net assets.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.0%
Internet Software & Services	21.0
Internet & Catalog Retail	16.3
Pharmaceuticals	8.7
Software	7.6
Life Sciences Tools & Services	5.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,937,418)	$3,428,986
Investment in Security of Affiliated Issuer, at Value (Cost $165,032)	165,032
Total Investments in Securities, at Value (Cost $2,102,450)	3,594,018
Cash	171
Receivable for Portfolio Shares Sold	1,820
Dividends Receivable	920
Tax Reclaim Receivable	493
Receivable from Affiliate	25
Other Assets	275
Total Assets	3,597,722
Liabilities:
Collateral on Securities Loaned, at Value	9,596
Payable for Portfolio Shares Redeemed	4,631
Payable for Advisory Fees	3,862
Due to Broker	1,460
Payable for Shareholder Services Fees — Class A	337
Payable for Distribution and Shareholder Services Fees — Class L	58
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Administration Fees	239
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	58
Payable for Transfer Agency Fees — Class L	4
Payable for Transfer Agency Fees — Class C	— @
Payable for Transfer Agency Fees — Class IS	— @
Payable for Directors' Fees and Expenses	62
Payable for Custodian Fees	28
Payable for Professional Fees	25
Payable for Sub Transfer Agency Fees — Class I	238
Payable for Sub Transfer Agency Fees — Class A*	(829)
Payable for Sub Transfer Agency Fees — Class L*	(74)
Other Liabilities	47
Total Liabilities	19,749
Net Assets	$3,577,973
Net Assets Consist Of:
Paid-in-Capital	$1,909,920
Accumulated Net Investment Loss	(4,579)
Accumulated Net Realized Gain	181,064
Unrealized Appreciation (Depreciation) on:
Investments	1,491,568
Net Assets	$3,577,973

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$831,908
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	19,721,074
Net Asset Value, Offering and Redemption Price Per Share	$42.18
CLASS A:
Net Assets	$1,614,449
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	39,216,959
Net Asset Value, Redemption Price Per Share	$41.17
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.28
Maximum Offering Price Per Share	$43.45
CLASS L:
Net Assets	$92,603
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,290,535
Net Asset Value, Offering and Redemption Price Per Share	$40.43
CLASS C:
Net Assets	$1,599
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	39,578
Net Asset Value, Offering and Redemption Price Per Share	$40.41
CLASS IS:
Net Assets	$1,037,414
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	24,544,664
Net Asset Value, Offering and Redemption Price Per Share	$42.27
(1) Including: Securities on Loan, at Value:	$9,428

*  Under accrual of sub transfer agent expenses.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$9,249
Income from Securities Loaned — Net	476
Dividends from Security of Affiliated Issuer (Note G)	96
Total Investment Income	9,821
Expenses:
Advisory Fees (Note B)	7,701
Shareholder Services Fees — Class A (Note D)	2,011
Distribution and Shareholder Services Fees — Class L (Note D)	349
Distribution and Shareholder Services Fees — Class C (Note D)	1
Administration Fees (Note C)	1,420
Sub Transfer Agency Fees — Class I	184
Sub Transfer Agency Fees — Class A	780
Sub Transfer Agency Fees — Class L	62
Transfer Agency Fees — Class I (Note E)	15
Transfer Agency Fees — Class A (Note E)	138
Transfer Agency Fees — Class L (Note E)	11
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Reporting Fees	147
Professional Fees	75
Custodian Fees (Note F)	53
Registration Fees	49
Directors' Fees and Expenses	19
Pricing Fees	2
Other Expenses	34
Total Expenses	13,052
Rebate from Morgan Stanley Affiliate (Note G)	(59)
Reimbursement of Class Specific Expenses — Class L (Note B)	(10)
Net Expenses	12,983
Net Investment Loss	(3,162)
Realized Gain (Loss):
Investments Sold	152,482
Foreign Currency Transactions	(5)
Net Realized Gain	152,477
Change in Unrealized Appreciation (Depreciation):
Investments	138,331
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	290,808
Net Increase in Net Assets Resulting from Operations	$287,646

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(3,162)	$(6,166)
Net Realized Gain	152,477	202,492
Net Change in Unrealized Appreciation (Depreciation)	138,331	77,968
Net Increase in Net Assets Resulting from Operations	287,646	274,294
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(90)
Net Realized Gain	—	(37,793)
Class A:
Net Realized Gain	—	(75,475)
Class L:
Net Investment Income	—	(24)
Net Realized Gain	—	(4,426)
Class IS:
Net Investment Income	—	(171)
Net Realized Gain	—	(45,091)
Total Distributions	—	(163,070)
Capital Share Transactions:(1)
Class I:
Subscribed	58,676	456,631
Issued due to a tax-free reorganization	—	505,818
Distributions Reinvested	—	37,259
Redeemed	(89,107)	(1,255,645)
Class A:
Subscribed	69,836	152,431
Issued due to a tax-free reorganization	—	1,369,843
Distributions Reinvested	—	73,132
Redeemed	(134,254)	(316,404)
Class L:
Subscribed	2,182	6,137
Issued due to a tax-free reorganization	—	88,416
Distributions Reinvested	—	4,351
Redeemed	(6,675)	(13,153)
Class C:
Subscribed	1,611 *	—
Redeemed	(5)*	—
Class IS:
Subscribed	63,543	1,034,151
Distributions Reinvested	—	41,376
Redeemed	(74,203)	(92,318)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(108,396)	2,092,025
Total Increase in Net Assets	179,250	2,203,249
Net Assets:
Beginning of Period	3,398,723	1,195,474
End of Period (Including Accumulated Net Investment Loss of $(4,579) and $(1,417))	$3,577,973	$3,398,723

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)		Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,434		11,865
Shares Issued due to a tax-free reorganization	—		13,594
Shares Issued on Distributions Reinvested	—		999
Shares Redeemed	(2,163)		(31,791)
Net Decrease in Class I Shares Outstanding	(729)		(5,333)
Class A:
Shares Subscribed	1,728		3,977
Shares Issued due to a tax-free reorganization	—		37,592
Shares Issued on Distributions Reinvested	—		2,008
Shares Redeemed	(3,315)		(8,231)
Net Increase (Decrease) in Class A Shares Outstanding	(1,587)		35,346
Class L:
Shares Subscribed	55		163
Shares Issued due to a tax-free reorganization	—		2,453
Shares Issued on Distributions Reinvested	—		121
Shares Redeemed	(167)		(348)
Net Increase (Decrease) in Class L Shares Outstanding	(112)		2,389
Class C:
Shares Subscribed	40	*	—
Shares Redeemed	(—	@@)*	—
Net Increase in Class C Shares Outstanding	40		—
Class IS:
Shares Subscribed	1,569		26,014
Shares Issued on Distributions Reinvested	—		1,108
Shares Redeemed	(1,802)		(2,345)
Net Increase (Decrease) in Class IS Shares Outstanding	(233)		24,777

*  For the period April 30, 2015 through June 30, 2015.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$38.86		$38.38	$27.05	$23.46	$24.24	$19.69
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		(0.03)	0.02	0.16	0.01	0.06
Net Realized and Unrealized Gain (Loss)	3.33		2.43	13.02	3.52	(0.73)	4.49
Total from Investment Operations	3.32		2.40	13.04	3.68	(0.72)	4.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00)‡	(0.13)	(0.05)	(0.06)	(0.00	)‡
Net Realized Gain	—		(1.92)	(1.58)	(0.04)	—	—
Total Distributions	—		(1.92)	(1.71)	(0.09)	(0.06)	(0.00	)‡
Net Asset Value, End of Period	$42.18		$38.86	$38.38	$27.05	$23.46	$24.24
Total Return++	8.60	%#	6.42%	48.60%	15.66%	(3.01)%	23.11%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$831,908		$794,648	$989,649	$661,073	$622,193	$704,410
Ratio of Expenses to Average Net Assets (1)	0.58	%+*	0.69%+^	0.70%+	0.72%+	0.71%+	0.73	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	0.73	%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.03	)%+*	(0.08)%+	0.08%+	0.59%+	0.05%+	0.27	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	12	%#	44%	31%	49%	26%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	0.71%	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A	0.07%	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares. Prior to April 7, 2014, the maximum ratio was 0.80% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Growth Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$37.98		$37.61	$26.53	$23.03	$23.82	$19.40
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.07)		(0.13)	(0.06)	0.09	(0.05)	0.00	‡
Net Realized and Unrealized Gain (Loss)	3.26		2.42	12.78	3.45	(0.73)	4.42
Total from Investment Operations	3.19		2.29	12.72	3.54	(0.78)	4.42
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.06)	—	(0.01)	(0.00	)‡
Net Realized Gain	—		(1.92)	(1.58)	(0.04)	—	—
Total Distributions	—		(1.92)	(1.64)	(0.04)	(0.01)	(0.00	)‡
Net Asset Value, End of Period	$41.17		$37.98	$37.61	$26.53	$23.03	$23.82
Total Return++	8.46	%#	6.25%	48.22%	15.36%	(3.27)%	22.79%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,614,449		$1,549,756	$205,286	$138,416	$135,777	$136,585
Ratio of Expenses to Average Net Assets (1)	0.90	%+*	0.83%+^	0.95%+^	0.97%+	0.96%+	0.98	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	0.98	%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.34	)%+*	(0.34)%+	(0.18)%+	0.34%+	(0.20)%+	0.02	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	12	%#	44%	31%	49%	26%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	0.96%	N/A	N/A	N/A
Net Investment Loss to Average Net Assets	N/A		N/A	(0.19)%	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.05% for Class A shares. Prior to April 7, 2014 the maximum ratio was 1.15% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.05% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014		2013		December 31, 2012
Net Asset Value, Beginning of Period	$37.40		$37.26		$26.43		$27.60
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.17)		(0.31)		(0.38)		0.03
Net Realized and Unrealized Gain (Loss)	3.20		2.38		12.84		(1.16)
Total from Investment Operations	3.03		2.07		12.46		(1.13)
Distributions from and/or in Excess of:
Net Investment Income —	(0.01)		(0.05)		(0.00)		‡
Net Realized Gain	—		(1.92)		(1.58)		(0.04)
Total Distributions	—		(1.93)		(1.63)		(0.04)
Net Asset Value, End of Period	$40.43		$37.40		$37.26		$26.43
Total Return++	8.16	%#	5.72%		47.44%		(4.10	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,603		$89,854		$528		$10
Ratio of Expenses to Average Net Assets (1)	1.42	%+*	1.29	%+^^	1.60	%+^^	1.51	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.87	)%+*	(0.82	)%+	(1.09	)%+	0.20	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*	0.01%		0.00	%§*
Portfolio Turnover Rate	12	%#	44%		31%		49	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.44	%*	N/A		1.72%		N/A
Net Investment Loss to Average Net Assets	(0.89	)%*	N/A		(1.21)%		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.55% for Class L shares. Prior to April 7, 2014, the maximum ratio was 1.65% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.55% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Growth Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015 to June 30, 2015^ (unaudited)
Net Asset Value, Beginning of Period	$40.33
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.09)
Net Realized and Unrealized Gain	0.17
Total from Investment Operations	0.08
Net Asset Value, End of Period	$40.41
Total Return++	0.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$1,599
Ratios of Expenses to Average Net Assets	1.69	%+*
Ratio of Net Investment Loss to Average Net Assets	(1.28	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	12	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Growth Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014		Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$38.92		$38.40		$34.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.05)		(0.02)
Net Realized and Unrealized Gain	3.35		2.50		5.55
Total from Investment Operations	3.35		2.45		5.53
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—
Net Realized Gain	—		(1.92)		(1.58)
Total Distributions	—		(1.93)		(1.58)
Net Asset Value, End of Period	$42.27		$38.92		$38.40
Total Return++	8.64	%#	6.60%		16.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$1,037,414		$964,465		$11
Ratio of Expenses to Average Net Assets (1)	0.53	%+*	0.54	%+^^	0.60	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.02	%+*	(0.12	)%+	(0.16	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%		0.01	%*
Portfolio Turnover Rate	12	%#	44%		31	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	N/A		0.55%		5.60	%*
Net Investment Loss to Average Net Assets	N/A		(0.13)%		(5.16	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.67% for Class IS shares. Prior to April 7, 2014, the maximum ratio was 0.73% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies. Under normal market conditions, the Portfolio seeks to achieve its investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

On April 7, 2014, the Portfolio acquired the net assets of Morgan Stanley Focus Growth Fund ("Focus Growth Fund"), an open-end investment company, based on the respective valuations as of the close of business on April 4, 2014, pursuant to a Plan of Reorganization approved by the shareholders of Focus Growth Fund on February 28, 2014 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 13,593,596 Class I shares of the Portfolio at a net asset value of $37.21 for 9,863,136 Class I shares of Focus Growth Fund; 37,591,749 Class A shares of the Portfolio at a net asset value of $36.44 for 27,362,441 Class A shares and 679,411 Class B shares of Focus Growth Fund; 2,453,264 Class L shares of the Portfolio at a net asset value of $36.04 for 2,096,775 Class L shares of Focus Growth Fund; The net assets of Focus Growth Fund before the Reorganization were approximately $1,964,077,000, including unrealized appreciation of approximately $782,409,000 at April 4, 2014. The investment portfolio of Focus Growth Fund, with a fair value of approximately $1,972,049,000 and identified cost of approximately $1,189,640,000 on April 4, 2014, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the in-

vestments received from Focus Growth Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $1,262,454,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $3,226,531,000.

Upon closing of the Reorganization, shareholders of Focus Growth Fund received shares of the Portfolio as follows:

Focus Growth Fund	MSIF Growth Portfolio
Class I	Class I
Class A	Class A
Class B	Class A
Class L	Class L

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended December 31, 2014, are as follows:

Net investment income (loss)(1)	$4,381,000
Net realized gain and unrealized gain(2)	$300,743,000
Net increase (decrease) in net assets resulting from operations	$305,124,000

(1) Approximately $(6,166,000) as reported, plus approximately $5,451,000 Focus Growth Fund prior to the Reorganization, plus approximately $5,096,000 of estimated pro-forma eliminated expenses.

(2) Approximately $280,460,000 as reported, plus approximately $20,283,000 Focus Growth Fund prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Focus Growth Fund that have been included in the Portfolio's Statement of Operations since April 7, 2014.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities'

market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$156,843	$—	$—	$156,843
Biotechnology	59,361	—	—	59,361
Chemicals	52,429	—	—	52,429
Diversified Financial Services	137,780	—	—	137,780
Electrical Equipment	16,120	—	—	16,120
Food & Staples Retailing	50,699	—	—	50,699
Food Products	158,839	—	—	158,839
Health Care Equipment & Supplies	131,097	—	—	131,097
Health Care Technology	25,660	—	—	25,660
Hotels, Restaurants & Leisure	85,464	—	—	85,464
Information Technology Services	158,175	—	—	158,175
Internet & Catalog Retail	512,940	—	—	512,940
Internet Software & Services	744,550	—	—	744,550
Life Sciences Tools & Services	194,084	—	—	194,084
Media	63,128	—	19,524	82,652
Pharmaceuticals	310,515	—	—	310,515
Semiconductors & Semiconductor Equipment	32,359	—	—	32,359
Software	274,643	—	—	274,643
Tech Hardware, Storage & Peripherals	119,367	—	—	119,367
Textiles, Apparel & Luxury Goods	41,937	—	—	41,937
Total Common Stocks	3,325,990	—	19,524	3,345,514
Preferred Stocks	—	—	79,458	79,458
Call Options Purchased	—	1,254	—	1,254
Short-Term Investments
Investment Company	165,032	—	—	165,032
Repurchase Agreements	—	2,760	—	2,760
Total Short-Term Investments	165,032	2,760	—	167,792
Total Assets	$3,491,022	$4,014	$98,982	$3,594,018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $63,128,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$20,513	$57,634
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(989)	21,824
Realized gains (losses)	—	—
Ending Balance	$19,524	$79,458

Net change in unrealized appreciation
(depreciation) from investments still
held as of June 30, 2015  $  (989)  $  21,824

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stocks	$42,926	Market Transaction Method	Pending Precedent Transaction	$93.38		$93.38		$93.38		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.2	x	15.5	x	15.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
	$29,572	Market Transaction Method	Issuance Price of Financing	$119.76		$119.76		$119.76		Increase
			Issuance Price of Pending Financing	$142.24		$142.24		$142.24		Increase
Internet Software & Services
Preferred Stock	$6,960	Market Transaction Method	Third Party Tender Offer/ Series C Preferred	$19.10		$19.10		$19.10		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.9	x	13.5	x	12.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Media
Common Stock	$19,524	Market Transaction Method	Pending Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.2	x	8.8	x	6.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$1,254	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(1,743	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(2,678	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Statement of Assets and Liabilities	Gross Amounts of Assets and Liabilities Presented in the
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$1,254	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$1,254	$—	$(1,254)	$0

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	1,143,004,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$9,428	(f)	$—	$(9,428	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Portfolio received cash collateral of approximately $9,596,000, of which approximately $9,425,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $171,000, which is not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.43% of the Portfolio's average daily net assets.

Pursuant to the Reorganization, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I, 1.05% for Class A, 1.55% for Class L, 1.80% for Class C and 0.67% for Class IS. In addition, the Adviser has agreed to reimburse 0.01% of expenses of the Class A shares to the extent that total annual operating expenses of the Class A shares exceed 0.96%. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. Following the two-year period from the date of the Reorganization, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I, 1.15% for Class A, 1.65% for Class L, 1.90% for Class C and 0.73% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $10,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $406,585,000 and $530,417,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $59,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$167,796	$399,770	$402,534	$96	$165,032

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally each of the tax years in the four-year period ended

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,224	$159,845	$11,998	$37,925

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$4,767	$(4,891)	$124

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$30,636

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,569,940,000 and the aggregate gross unrealized depreciation is approximately $78,372,000 resulting in net unrealized appreciation of approximately $1,491,568,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2014, the Portfo-

lio deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

Specified Ordinary Losses (000)	Capital Losses (000)
$1,278	$—

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 11.1% and 73.3% for Class I and Class IS shares, respectively.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.
30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRWSAN
1260914 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Franchise Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Franchise Portfolio Class I	$1,000.00	$1,035.50	$1,020.03	$4.85	*	$4.81	*	0.96%
Global Franchise Portfolio Class A	1,000.00	1,034.60	1,018.60	6.31	*	6.26	*	1.25
Global Franchise Portfolio Class L	1,000.00	1,031.70	1,016.31	8.61	*	8.55	*	1.71
Global Franchise Portfolio Class IS	1,000.00	976.70	1,003.35	0.76	**	0.77	**	0.93

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 30/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was higher but close to its peer group average and its total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.4%)
France (8.2%)
LVMH Moet Hennessy Louis Vuitton SE	32,106	$5,625
Pernod Ricard SA	117,679	13,592
Publicis Groupe SA	100,656	7,442
Sanofi	181,964	17,901
		44,560
Germany (2.0%)
SAP SE	155,076	10,823
Italy (0.8%)
Davide Campari-Milano SpA	601,030	4,573
Japan (1.9%)
Japan Tobacco, Inc.	288,300	10,272
Netherlands (0.5%)
Reed Elsevier N.V.	118,334	2,807
Switzerland (8.9%)
Nestle SA (Registered)	675,883	48,796
United Kingdom (30.1%)
British American Tobacco PLC	925,371	49,654
Diageo PLC	745,722	21,571
Experian PLC	688,360	12,536
Imperial Tobacco Group PLC	51,718	2,492
Reckitt Benckiser Group PLC	433,645	37,393
Reed Elsevier PLC	166,924	2,715
Unilever PLC	888,422	38,109
		164,470
United States (45.0%)
3M Co.	66,351	10,238
Accenture PLC, Class A	267,134	25,853
Intuit, Inc.	68,470	6,900
Mead Johnson Nutrition Co.	29,817	2,690
Microsoft Corp.	813,446	35,914
Mondelez International, Inc., Class A	530,325	21,817
Moody's Corp.	55,019	5,940
NIKE, Inc., Class B	111,119	12,003
Philip Morris International, Inc.	221,185	17,732
Procter & Gamble Co. (The)	301,491	23,589
Time Warner, Inc.	293,421	25,648
Twenty-First Century Fox, Inc., Class B	483,927	15,592
Visa, Inc., Class A	330,331	22,182
Walt Disney Co. (The)	168,261	19,205
		245,303
Total Common Stocks (Cost $420,188)		531,604
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $10,602)	10,602,460	10,602
Total Investments (99.3%) (Cost $430,790)		542,206
Other Assets in Excess of Liabilities (0.7%)		3,614
Net Assets (100.0%)		$545,820

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	14.8%
Other*	13.8
Media	13.5
Food Products	13.5
Household Products	11.3
Software	9.9
Information Technology Services	8.9
Beverages	7.3
Personal Products	7.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $420,188)	$531,604
Investment in Security of Affiliated Issuer, at Value (Cost $10,602)	10,602
Total Investments in Securities, at Value (Cost $430,790)	542,206
Foreign Currency, at Value (Cost $18)	18
Receivable for Portfolio Shares Sold	4,996
Dividends Receivable	760
Tax Reclaim Receivable	728
Receivable for Investments Sold	668
Receivable from Affiliate	—	@
Other Assets	106
Total Assets	549,482
Liabilities:
Payable for Portfolio Shares Redeemed	2,359
Payable for Advisory Fees	1,121
Payable for Sub Transfer Agency Fees — Class I	33
Payable for Sub Transfer Agency Fees — Class A	10
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Administration Fees	37
Payable for Shareholder Services Fees — Class A	15
Payable for Distribution and Shareholder Services Fees — Class L	6
Payable for Custodian Fees	16
Payable for Professional Fees	12
Payable for Directors' Fees and Expenses	10
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Other Liabilities	41
Total Liabilities	3,662
Net Assets	$545,820
Net Assets Consist Of:
Paid-in-Capital	$419,047
Accumulated Undistributed Net Investment Income	6,740
Accumulated Net Realized Gain	8,631
Unrealized Appreciation (Depreciation) on:
Investments	111,416
Foreign Currency Translations	(14)
Net Assets	$545,820
CLASS I:
Net Assets	$465,064
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	22,151,451
Net Asset Value, Offering and Redemption Price Per Share	$20.99
CLASS A:
Net Assets	$71,589
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,474,132
Net Asset Value, Redemption Price Per Share	$20.61
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.14
Maximum Offering Price Per Share	$21.75
CLASS L:
Net Assets	$9,157
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	446,626
Net Asset Value, Offering and Redemption Price Per Share	$20.50
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	465
Net Asset Value, Offering and Redemption Price Per Share	$20.99

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $425 of Foreign Taxes Withheld)	$8,291
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	8,292
Expenses:
Advisory Fees (Note B)	2,266
Administration Fees (Note C)	228
Shareholder Services Fees — Class A (Note D)	83
Distribution and Shareholder Services Fees — Class L (Note D)	35
Sub Transfer Agency Fees — Class I	84
Sub Transfer Agency Fees — Class A	24
Sub Transfer Agency Fees — Class L	1
Professional Fees	43
Custodian Fees (Note F)	40
Registration Fees	19
Shareholder Reporting Fees	13
Directors' Fees and Expenses	8
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class IS (Note E)	—	@
Pricing Fees	3
Other Expenses	14
Total Expenses	2,868
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	2,868
Net Investment Income	5,424
Realized Gain:
Investments Sold	8,252
Foreign Currency Transactions	161
Net Realized Gain	8,413
Change in Unrealized Appreciation (Depreciation):
Investments	6,975
Foreign Currency Translations	56
Net Change in Unrealized Appreciation (Depreciation)	7,031
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	15,444
Net Increase in Net Assets Resulting from Operations	$20,868

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,424	$11,259
Net Realized Gain	8,413	29,627
Net Change in Unrealized Appreciation (Depreciation)	7,031	(13,194)
Net Increase in Net Assets Resulting from Operations	20,868	27,692
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(8,695)
Net Realized Gain	—	(25,999)
Class A:
Net Investment Income	—	(1,011)
Net Realized Gain	—	(3,789)
Class L:
Net Investment Income	—	(94)
Net Realized Gain	—	(502)
Total Distributions	—	(40,090)
Capital Share Transactions:(1)
Class I:
Subscribed	18,072	122,018
Distributions Reinvested	—	33,162
Redeemed	(86,662)	(199,802)
Class A:
Subscribed	10,290	6,952
Distributions Reinvested	—	4,753
Redeemed	(5,135)	(28,751)
Class L:
Subscribed	193	670
Distributions Reinvested	—	595
Redeemed	(658)	(865)
Class IS:
Subscribed	10 *	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(63,890)	(61,268)
Total Decrease in Net Assets	(43,022)	(73,666)
Net Assets:
Beginning of Period	588,842	662,508
End of Period (Including Accumulated Undistributed Net Investment Income of $6,740 and $1,316)	$545,820	$588,842
(1) Capital Share Transactions:
Class I:
Shares Subscribed	867	5,784
Shares Issued on Distributions Reinvested	—	1,659
Shares Redeemed	(4,125)	(9,484)
Net Decrease in Class I Shares Outstanding	(3,258)	(2,041)
Class A:
Shares Subscribed	486	334
Shares Issued on Distributions Reinvested	—	241
Shares Redeemed	(250)	(1,404)
Net Increase (Decrease) in Class A Shares Outstanding	236	(829)
Class L:
Shares Subscribed	10	33
Shares Issued on Distributions Reinvested	—	30
Shares Redeemed	(32)	(41)
Net Increase (Decrease) in Class L Shares Outstanding	(22)	22
Class IS:
Shares Subscribed	— @@*	—

*  For the period June 1, 2015 through June 30, 2015.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.27		$20.77	$18.13	$16.24	$15.29	$13.81
Income from Investment Operations:
Net Investment Income†	0.20		0.41	0.36	0.40	0.31	0.32
Net Realized and Unrealized Gain	0.52		0.57	3.17	2.11	1.11	1.62
Total from Investment Operations	0.72		0.98	3.53	2.51	1.42	1.94
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)	(0.35)	(0.32)	(0.30)	(0.46)
Net Realized Gain	—		(1.11)	(0.54)	(0.30)	(0.17)	—
Total Distributions	—		(1.48)	(0.89)	(0.62)	(0.47)	(0.46)
Net Asset Value, End of Period	$20.99		$20.27	$20.77	$18.13	$16.24	$15.29
Total Return++	3.55	%#	4.82%	19.71%	15.38%	9.38%	14.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$465,064		$515,012	$570,261	$404,762	$211,677	$89,666
Ratio of Expenses to Average Net Assets (1)	0.96	%+*	0.97%+	0.95%+	0.98%+	1.00%+	1.00	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	1.00	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.95	%+*	1.94%+	1.79%+	2.21%+	1.87%+	2.19	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%	0.00%§	0.00	%§
Portfolio Turnover Rate	7	%#	33%	24%	34%	30%	74%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.01%	1.08	%+
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	1.86%	2.11	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.92		$20.44	$17.86	$16.01	$15.10	$13.65
Income from Investment Operations:
Net Investment Income†	0.17		0.34	0.28	0.35	0.26	0.28
Net Realized and Unrealized Gain	0.52		0.55	3.14	2.09	1.09	1.59
Total from Investment Operations	0.69		0.89	3.42	2.44	1.35	1.87
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)	(0.30)	(0.29)	(0.27)	(0.42)
Net Realized Gain	—		(1.11)	(0.54)	(0.30)	(0.17)	—
Total Distributions	—		(1.41)	(0.84)	(0.59)	(0.44)	(0.42)
Net Asset Value, End of Period	$20.61		$19.92	$20.44	$17.86	$16.01	$15.10
Total Return++	3.46	%#	4.45%	19.42%	15.14%	8.98%	13.83%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$71,589		$64,515	$83,135	$35,901	$15,327	$9,653
Ratio of Expenses to Average Net Assets (1)	1.25	%+*	1.27%+	1.20%+^	1.23%+	1.25%+	1.25	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	1.25	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.64	%+*	1.64%+	1.42%	1.99%+	1.62%+	1.94	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%	0.00%§	0.00	%§
Portfolio Turnover Rate	7	%#	33%	24%	34%	30%	74%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.26%	1.33	%+
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	1.61%	1.86	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$19.87		$20.39	$17.83		$18.13
Income from Investment Operations:
Net Investment Income†	0.12		0.25	0.20		0.10
Net Realized and Unrealized Gain	0.51		0.55	3.11		0.16
Total from Investment Operations	0.63		0.80	3.31		0.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)	(0.21)		(0.26)
Net Realized Gain	—		(1.11)	(0.54)		(0.30)
Total Distributions	—		(1.32)	(0.75)		(0.56)
Net Asset Value, End of Period	$20.50		$19.87	$20.39		$17.83
Total Return++	3.17	%#	4.00%	18.78%		1.36	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,157		$9,315	$9,112		$4,525
Ratio of Expenses to Average Net Assets (1)	1.71	%+*	1.72%+	1.70	%+^^	1.73	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.22	%+*	1.19%+	1.03	%+	0.84	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	7	%#	33%	24%		34	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.75% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Franchise Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from May 29, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$21.49
Income (Loss) from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Loss	(0.51)
Total from Investment Operations	(0.50)
Net Asset Value, End of Period	$20.99
Total Return++	(2.33	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	0.93	%+^^*
Ratio of Net Investment Income to Average Net Assets (1)	0.67	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	7	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	14.78	%*
Net Investment Loss to Average Net Assets	(13.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective June 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS Shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS. The Portfolio's Class A shares are currently closed to new investors with certain exceptions. The Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On May 29, 2015, the Portfolio commenced offering Class IS shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services,

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances

(unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$39,736	$—	$—	$39,736
Diversified Financial Services	5,940	—	—	5,940
Food Products	73,303	—	—	73,303
Household Products	60,982	—	—	60,982
Industrial Conglomerates	10,238	—	—	10,238
Information Technology Services	48,035	—	—	48,035
Media	73,409	—	—	73,409
Personal Products	38,109	—	—	38,109
Pharmaceuticals	17,901	—	—	17,901

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Professional Services	$12,536	$—	$—	$12,536
Software	53,637	—	—	53,637
Textiles, Apparel & Luxury Goods	17,628	—	—	17,628
Tobacco	80,150	—	—	80,150
Total Common Stocks	531,604	—	—	531,604
Short-Term Investment
Investment Company	10,602	—	—	10,602
Total Assets	$542,206	$—	$—	$542,206

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $286,300,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.79% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, less than $500 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $41,156,000 and $100,008,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$11,760	$70,209	$71,367	$1	$10,602

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,800	$30,290	$12,961	$14,274

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(142)	$142	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,318	$3,303

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $112,601,000 and the aggregate gross unrealized depreciation is approximately $1,185,000 resulting in net unrealized appreciation of approximately $111,416,000.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $274,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 36.1% and 35.9% for Class I and Class A shares, respectively.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFSAN
1259821 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	18
U.S. Privacy Policy	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Equity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

International Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
International Equity Portfolio Class I	$1,000.00	$1,072.40	$1,020.08	$4.88	*	$4.76	*	0.95%
International Equity Portfolio Class A	1,000.00	1,070.00	1,018.35	6.67	*	6.51	*	1.30
International Equity Portfolio Class L	1,000.00	1,067.60	1,015.87	9.23	*	9.00	*	1.80
International Equity Portfolio Class C	1,000.00	973.70	1004.93	3.38	**	3.43	**	2.05
International Equity Portfolio Class IS	1,000.00	1,073.00	1,020.28	4.68	*	4.56	*	0.91

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's contractual management fee was higher but close to its peer group average. The Board also noted that while the Portfolio's actual management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Australia (1.2%)
Santos Ltd.	6,045,432	$36,522
WorleyParsons Ltd.	2,636,733	21,178
		57,700
Belgium (1.4%)
KBC Groep N.V.	1,067,741	71,351
Canada (1.8%)
Barrick Gold Corp.	5,126,497	54,795
Turquoise Hill Resources Ltd. (a)	8,699,736	33,085
		87,880
China (1.0%)
China Petroleum & Chemical Corp. H Shares (b)	54,668,000	47,181
France (7.2%)
AXA SA	1,567,949	39,558
LVMH Moet Hennessy Louis Vuitton SE	121,348	21,260
Pernod Ricard SA (c)	431,226	49,806
Publicis Groupe SA	950,486	70,276
Sanofi	1,474,542	145,057
Vallourec SA (c)	1,378,238	28,149
		354,106
Germany (7.8%)
BASF SE	431,915	37,953
Bayer AG (Registered)	749,727	104,939
Continental AG	434,108	102,722
HeidelbergCement AG	894,177	70,907
SAP SE	931,584	65,015
		381,536
Hong Kong (0.7%)
AIA Group Ltd.	5,342,900	34,980
Ireland (1.6%)
CRH PLC	2,785,412	78,627
Italy (0.4%)
Eni SpA	1,192,191	21,160
Japan (19.5%)
Hitachi Ltd.	12,274,000	80,914
Hoya Corp.	910,100	36,490
Inpex Corp.	5,280,600	60,040
Japan Tobacco, Inc.	3,378,700	120,381
Keyence Corp.	55,510	29,963
Kyocera Corp.	511,600	26,599
Lawson, Inc.	605,600	41,467
Mitsubishi Estate Co., Ltd.	2,654,000	57,174
MS&AD Insurance Group Holdings, Inc.	1,047,800	32,645
NGK Spark Plug Co., Ltd.	2,375,600	65,900
Nitto Denko Corp.	220,500	18,125
NTT DoCoMo, Inc.	2,302,200	44,093
Sekisui House Ltd.	2,855,100	45,351
Sompo Japan Nipponkoa Holdings, Inc.	2,313,800	84,916
Sumco Corp. (c)	1,973,700	24,723
	Shares	Value (000)
Sumitomo Mitsui Financial Group, Inc.	1,098,351	$48,992
Sumitomo Mitsui Trust Holdings, Inc.	1,532,999	7,022
Toyota Motor Corp.	1,905,000	127,685
		952,480
Netherlands (5.7%)
Akzo Nobel N.V.	677,848	49,324
Reed Elsevier N.V.	1,261,429	29,919
Unilever N.V. CVA	4,750,722	197,845
		277,088
Sweden (1.2%)
Nordea Bank AB	4,610,277	57,504
Switzerland (15.3%)
Credit Suisse Group AG (Registered) (a)	3,811,824	104,780
Nestle SA (Registered)	3,100,830	223,869
Novartis AG (Registered)	1,752,378	172,717
Roche Holding AG (Genusschein)	516,643	144,778
Swisscom AG (Registered)	71,113	39,856
Zurich Insurance Group AG (a)	207,820	63,260
		749,260
United Kingdom (33.7%)
Admiral Group PLC	1,698,492	37,016
Aggreko PLC	376,916	8,522
Aviva PLC	4,138,364	32,024
BG Group PLC	2,960,819	49,290
BHP Billiton PLC	933,964	18,329
British American Tobacco PLC	4,223,895	226,647
BT Group PLC	10,906,781	77,152
Bunzl PLC	648,248	17,703
Diageo PLC	4,672,786	135,168
Experian PLC	3,390,181	61,738
GlaxoSmithKline PLC (a)	4,964,979	103,171
Glencore PLC (a)	10,774,448	43,221
HSBC Holdings PLC	7,345,998	65,803
Imperial Tobacco Group PLC	280,228	13,504
Lloyds Banking Group PLC	50,228,689	67,273
Meggitt PLC	8,745,976	64,093
Prudential PLC	5,667,968	136,481
Reckitt Benckiser Group PLC	2,656,272	229,051
Reed Elsevier PLC	1,836,446	29,865
Smiths Group PLC	3,312,233	58,757
Travis Perkins PLC	1,061,977	35,208
Weir Group PLC (The)	2,331,822	62,176
Wolseley PLC	1,219,356	77,844
		1,650,036
Total Common Stocks (Cost $3,981,452)		4,820,889
Short-Term Investments (2.8%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	40,465,814	40,466

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $13,287; fully collateralized by various U.S. Government obligations; 0.88% — 2.00% due 2/28/17 — 10/31/21; valued at $13,552)	$13,287	$13,287
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $1,476; fully collateralized by various U.S. Government agency securities; 2.35% — 5.50% due 12/22/15 — 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $1,506)	1,476	1,476
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $1,992; fully collateralized by various U.S. Government obligations; Zero Coupon — 0.25% due 5/15/16 — 2/15/24; valued at $2,032)	1,992	1,992
		16,755
Total Securities held as Collateral on Loaned Securities (Cost $57,221)		57,221
	Shares	Value (000)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $79,471)	79,470,759	$79,471
Total Short-Term Investments (Cost $136,692)		136,692
Total Investments (101.3%) (Cost $4,118,144) Including $55,722 of Securities Loaned (d)		4,957,581
Liabilities in Excess of Other Assets (-1.3%)		(64,402)
Net Assets (100.0%)		$4,893,179

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2015.

(d)  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

CVA  Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Depreciation (000)
Commonwealth Bank of Australia	JPY	50,500,000	$412,685	7/13/15	USD	401,926	$401,926	$(10,759)

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	54.5%
Pharmaceuticals	13.7
Insurance	9.4
Food Products	8.6
Tobacco	7.3
Banks	6.5
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $10,759,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $3,998,207)	$4,837,644
Investment in Security of Affiliated Issuer, at Value (Cost $119,937)	119,937
Total Investments in Securities, at Value (Cost $4,118,144)	4,957,581
Foreign Currency, at Value (Cost $5,331)	5,290
Cash	1,036
Tax Reclaim Receivable	12,042
Dividends Receivable	8,938
Receivable for Portfolio Shares Sold	2,897
Receivable for Investments Sold	6
Receivable from Affiliate	1
Other Assets	357
Total Assets	4,988,148
Liabilities:
Collateral on Securities Loaned, at Value	58,257
Payable for Portfolio Shares Redeemed	13,888
Unrealized Depreciation on Foreign Currency Forward Exchange Contract	10,759
Payable for Advisory Fees	9,739
Payable for Sub Transfer Agency Fees — Class I	655
Payable for Sub Transfer Agency Fees — Class A	394
Payable for Sub Transfer Agency Fees — Class L	6
Payable for Administration Fees	333
Payable for Shareholder Services Fees — Class A	319
Payable for Distribution and Shareholder Services Fees — Class L	7
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Directors' Fees and Expenses	231
Payable for Custodian Fees	181
Payable for Professional Fees	11
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	179
Total Liabilities	94,969
Net Assets	$4,893,179
Net Assets Consist Of:
Paid-in-Capital	$3,972,601
Accumulated Undistributed Net Investment Income	109,416
Accumulated Net Realized Loss	(17,326)
Unrealized Appreciation (Depreciation) on:
Investments	839,437
Foreign Currency Forward Exchange Contracts	(10,759)
Foreign Currency Translations	(190)
Net Assets	$4,893,179

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$2,505,131
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	151,016,211
Net Asset Value, Offering and Redemption Price Per Share	$16.59
CLASS A:
Net Assets	$1,483,811
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	90,726,358
Net Asset Value, Redemption Price Per Share	$16.35
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.91
Maximum Offering Price Per Share	$17.26
CLASS L:
Net Assets	$10,233
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	629,239
Net Asset Value, Offering and Redemption Price Per Share	$16.26
CLASS C:
Net Assets	$159
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,795
Net Asset Value, Offering and Redemption Price Per Share	$16.26
CLASS IS:
Net Assets	$893,845
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	53,859,248
Net Asset Value, Offering and Redemption Price Per Share	$16.60
(1) Including: Securities on Loan, at Value:	$55,722

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $8,069 of Foreign Taxes Withheld)	$94,351
Income from Securities Loaned — Net	1,371
Dividends from Security of Affiliated Issuer (Note G)	5
Total Investment Income	95,727
Expenses:
Advisory Fees (Note B)	20,269
Sub Transfer Agency Fees — Class I	1,420
Sub Transfer Agency Fees — Class A	1,166
Sub Transfer Agency Fees — Class L	11
Administration Fees (Note C)	2,027
Shareholder Services Fees — Class A (Note D)	1,976
Distribution and Shareholder Services Fees — Class L (Note D)	38
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Custodian Fees (Note F)	360
Shareholder Reporting Fees	130
Registration Fees	66
Directors' Fees and Expenses	64
Professional Fees	55
Transfer Agency Fees — Class I (Note E)	13
Transfer Agency Fees — Class A (Note E)	8
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	4
Other Expenses	48
Expenses Before Non Operating Expenses	27,658
Bank Overdraft Expense	4
Total Expenses	27,662
Reimbursement of Class Specific Expenses — Class I (Note B)	(893)
Reimbursement of Class Specific Expenses — Class A (Note B)	(56)
Reimbursement of Class Specific Expenses — Class L (Note B)	(5)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(— @)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Waiver of Advisory Fees (Note B)	(3)
Net Expenses	26,701
Net Investment Income	69,026
Realized Gain (Loss):
Investments Sold	12,139
Foreign Currency Forward Exchange Contracts	19,170
Foreign Currency Transactions	(1,029)
Net Realized Gain	30,280
Change in Unrealized Appreciation (Depreciation):
Investments	267,356
Foreign Currency Forward Exchange Contracts	(10,284)
Foreign Currency Translations	820
Net Change in Unrealized Appreciation (Depreciation)	257,892
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	288,172
Net Increase in Net Assets Resulting from Operations	$357,198

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$69,026	$118,533
Net Realized Gain	30,280	136,668
Net Change in Unrealized Appreciation (Depreciation)	257,892	(564,577)
Net Increase (Decrease) in Net Assets Resulting from Operations	357,198	(309,376)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(81,485)
Class A:
Net Investment Income	—	(41,518)
Class L:
Net Investment Income	—	(213)
Class IS:
Net Investment Income	—	(21,067)
Total Distributions	—	(144,283)
Capital Share Transactions:(1)
Class I:
Subscribed	137,877	349,891
Distributions Reinvested	—	78,325
Redeemed	(439,021)	(1,249,623)
Class A:
Subscribed	43,891	279,033
Distributions Reinvested	—	41,456
Redeemed	(247,896)	(112,593)
Class L:
Subscribed	796	598
Distributions Reinvested	—	210
Redeemed	(979)	(2,194)
Class C:
Subscribed	164 *	—
Class IS:
Subscribed	149,111	542,518
Distributions Reinvested	—	19,267
Redeemed	(29,541)	(71,791)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(385,598)	(124,903)
Redemption Fees	39	49
Total Decrease in Net Assets	(28,361)	(578,513)
Net Assets:
Beginning of Period	4,921,540	5,500,053
End of Period (Including Accumulated Undistributed Net Investment Income of $109,416 and $40,390)	$4,893,179	$4,921,540

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	8,324	20,963
Shares Issued on Distributions Reinvested	—	4,997
Shares Redeemed	(26,662)	(74,124)
Net Decrease in Class I Shares Outstanding	(18,338)	(48,164)
Class A:
Shares Subscribed	2,828	17,653
Shares Issued on Distributions Reinvested	—	2,679
Shares Redeemed	(15,277)	(7,071)
Net Increase (Decrease) in Class A Shares Outstanding	(12,449)	13,261
Class L:
Shares Subscribed	49	37
Shares Issued on Distributions Reinvested	—	13
Shares Redeemed	(61)	(132)
Net Decrease in Class L Shares Outstanding	(12)	(82)
Class C:
Shares Subscribed	10 *	—
Class IS:
Shares Subscribed	9,404	32,435
Shares Issued on Distributions Reinvested	—	1,231
Shares Redeemed	(1,767)	(4,240)
Net Increase in Class IS Shares Outstanding	7,637	29,426

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$15.47		$16.98	$14.35		$12.25	$13.61	$13.02
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.39	0.32		0.31	0.32	0.26
Net Realized and Unrealized Gain (Loss)	0.89		(1.42)	2.59		2.09	(1.37)	0.53
Total from Investment Operations	1.12		(1.03)	2.91		2.40	(1.05)	0.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.48)	(0.28)		(0.30)	(0.31)	(0.20)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$16.59		$15.47	$16.98		$14.35	$12.25	$13.61
Total Return++	7.24	%#	(6.08)%	20.39%		19.60%	(7.63)%	6.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,505,131		$2,620,040	$3,694,164		$3,631,307	$2,959,403	$3,372,029
Ratio of Expenses to Average Net Assets (1)	0.95	%+*	0.95%+	0.94	%+	0.95%+	0.95%+	0.95	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.95	%+*	0.95%+	0.95	%+	N/A	0.95%+	0.95	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.83	%+*	2.33%+	2.04	%+	2.31%+	2.36%+	2.05	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	13	%#	29%	29%		23%	34%	40%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.02	%*	1.04%	0.99%		0.97%	0.98%	0.98	%+
Net Investment Income to Average Net Assets	2.76	%*	2.24%	1.99%		2.29%	2.33%	2.02	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$15.28		$16.78	$14.18		$12.11	$13.45	$12.87
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.31	0.25		0.27	0.28	0.23
Net Realized and Unrealized Gain (Loss)	0.87		(1.38)	2.59		2.07	(1.34)	0.51
Total from Investment Operations	1.07		(1.07)	2.84		2.34	(1.06)	0.74
Distributions from and/or in Excess of:
Net Investment Income	—		(0.43)	(0.24)		(0.27)	(0.28)	(0.16)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$16.35		$15.28	$16.78		$14.18	$12.11	$13.45
Total Return++	7.00	%#	(6.43)%	20.13%		19.31%	(7.83)%	5.78%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,483,811		$1,576,475	$1,508,564		$1,012,956	$916,002	$928,966
Ratio of Expenses to Average Net Assets (1)	1.30	%+*	1.30%+	1.22	%+^	1.20%+	1.20%+	1.20	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.30	%+*	1.30%+	1.22	%+^	N/A	1.20%+	1.20	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.46	%+*	1.89%+	1.60	%+	2.06%+	2.11%+	1.80	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	13	%#	29%	29%		23%	34%	40%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%*	1.34%	1.25%		1.22%	1.23%	1.23	%+
Net Investment Income to Average Net Assets	2.45	%*	1.85%	1.57%		2.04%	2.08%	1.77	%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.20% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from June 14, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$15.23		$16.71	$14.12		$12.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.16		0.24	0.19		(0.07)
Net Realized and Unrealized Gain (Loss)	0.87		(1.39)	2.55		2.11
Total from Investment Operations	1.03		(1.15)	2.74		2.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)	(0.15)		(0.28)
Redemption Fees 0.00‡	0.00	‡	0.00 ‡	0.00		‡
Net Asset Value, End of Period	$16.26		$15.23	$16.71		$14.12
Total Return++	6.76	%#	(6.91)%	19.49%		16.53	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,233		$9,763	$12,072		$11,982
Ratio of Expenses to Average Net Assets (1)	1.80	%+*	1.80%+	1.72	%+^^	1.70	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.80	%+*	1.80%+	1.73	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.99	%+*	1.48%+	1.24	%+	(0.91	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	13	%#	29%	29%		23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.90	%*	1.89%	1.78%		1.70	%*
Net Investment Income (Loss) to Average Net Assets	1.89	%*	1.38%	1.18%		(0.91	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.80% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.70% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Equity Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$16.70
Loss from Investment Operations:
Net Investment Loss†	(0.01)
Net Realized and Unrealized Loss	(0.43)
Total from Investment Operations	(0.44)
Net Asset Value, End of Period	$16.26
Total Return++	(2.63	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$159
Ratios of Expenses to Average Net Assets (1)	2.05	%+*
Ratios of Expenses to Average Net Assets Excluding Non Operating Expenses	2.05	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.25	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	13	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.54	%*
Net Investment Loss to Average Net Assets	(1.74	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Equity Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30,2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$15.47		$16.98	$16.08
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.24		0.40	(0.01)
Net Realized and Unrealized Gain (Loss)	0.89		(1.43)	1.19
Total from Investment Operations	1.13		(1.03)	1.18
Distributions from and/or in Excess of:
Net Investment Income	—		(0.48)	(0.28)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$16.60		$15.47	$16.98
Total Return++	7.30	%#	(6.07)%	7.42	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$893,845		$715,262	$285,253
Ratio of Expenses to Average Net Assets (1)	0.91	%+*	0.91%+	0.91	%+^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.91	%+*	0.91%+	0.91	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.89	%+*	2.36%+	(0.29	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§*
Portfolio Turnover Rate	13	%#	29%	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.91	%*	0.91%	0.91	%*
Net Investment Income (Loss) to Average Net Assets	2.89	%*	2.36%	(0.29	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.91% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$64,093	$—	$—	$64,093
Auto Components	168,622	—	—	168,622
Automobiles	127,685	—	—	127,685
Banks	317,945	—	—	317,945
Beverages	184,974	—	—	184,974
Capital Markets	104,780	—	—	104,780
Chemicals	105,402	—	—	105,402
Commercial Services & Supplies	8,522	—	—	8,522
Construction Materials	149,534	—	—	149,534
Diversified Telecommunication Services	117,008	—	—	117,008
Electronic Equipment, Instruments & Components	137,476	—	—	137,476
Energy Equipment & Services	21,178	—	—	21,178

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Food & Staples Retailing	$41,467	$—	$—	$41,467
Food Products	421,714	—	—	421,714
Health Care Equipment & Supplies	36,490	—	—	36,490
Household Durables	45,351	—	—	45,351
Household Products	229,051	—	—	229,051
Industrial Conglomerates	58,757	—	—	58,757
Insurance	460,880	—	—	460,880
Machinery	90,325	—	—	90,325
Media	130,060	—	—	130,060
Metals & Mining	149,430	—	—	149,430
Oil, Gas & Consumable Fuels	214,193	—	—	214,193
Pharmaceuticals	670,662	—	—	670,662
Professional Services	61,738	—	—	61,738
Real Estate Management & Development	57,174	—	—	57,174
Semiconductors & Semiconductor Equipment	24,723	—	—	24,723
Software	65,015	—	—	65,015
Textiles, Apparel & Luxury Goods	21,260	—	—	21,260
Tobacco	360,532	—	—	360,532
Trading Companies & Distributors	130,755	—	—	130,755
Wireless Telecommunication Services	44,093	—	—	44,093
Total Common Stocks	4,820,889	—	—	4,820,889
Short-Term Investments
Investment Company	119,937	—	—	119,937
Repurchase Agreements	—	16,755	—	16,755
Total Short-Term Investments	119,937	16,755	—	136,692
Total Assets	4,940,826	16,755	—	4,957,581
Liabilities:
Foreign Currency Forward Exchange Contract	—	(10,759)	—	(10,759)
Total	$4,940,826	$5,996	$—	$4,946,822

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $4,552,482,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(10,759)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$19,170
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(10,284)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$—	$(10,759)

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Commonwealth Bank of Australia	$10,759	$—	$—	$10,759

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$386,045,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$55,722	(b)	$—	$(55,722	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Portfolio received cash collateral of approximately $58,257,000, of which approximately $57,221,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $1,036,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $2,022,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $10 billion	Over $10 billion
0.80%	0.75%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.80% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $3,000 of advisory fees were waived and approximately $954,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee,

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $662,788,000 and $884,186,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$175,317	$624,987	$680,367	$5	$119,937

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

U.S. Internal Revenue Service, New York and various states. Generally each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$144,283	$—	$88,057	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and redemptions in kind, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$47,481	$(53,905)	$6,424

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$41,702	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,049,961,000 and the aggregate gross unrealized deprecia-

tion is approximately $210,524,000 resulting in net unrealized appreciation of approximately $839,437,000.

At December 31, 2014, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration*
$10,001	December 31, 2016
8,116	December 31, 2017

* Includes capital losses acquired from Morgan Stanley International Value Equity Fund that may be subject to limitation under IRC section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $89,484,000.

For the year ended December 31, 2014, the Portfolio realized gains from in-kind redemptions of approximately $7,332,000. These gains are not taxable income to the Portfolio.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 43.1%, 94.6%, 79.4% and 59.0% for Class I, Class A, Class L and Class IS shares, respectively.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

30

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

  IFIIESAN
1259847 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	19
U.S. Privacy Policy	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Real Estate Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

International Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
International Real Estate Portfolio Class I	$1,000.00	$1,030.20	$1,019.84	$5.03	*	$5.01	*	1.00%
International Real Estate Portfolio Class A	1,000.00	1,028.70	1,018.10	6.79	*	6.76	*	1.35
International Real Estate Portfolio Class H	1,000.00	1,028.30	1,018.10	6.79	*	6.76	*	1.35
International Real Estate Portfolio Class L	1,000.00	1,025.90	1,015.62	9.29	*	9.25	*	1.85
International Real Estate Portfolio Class C	1,000.00	948.80	1,004.85	3.42	**	3.52	**	2.10
International Real Estate Portfolio Class IS	1,000.00	1,030.80	1,019.98	4.88	*	4.86	*	0.97

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three-year period, but below its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
Australia (11.6%)
Dexus Property Group REIT	113,723	$641
Federation Centres REIT	225,292	508
Goodman Group REIT	336,289	1,627
GPT Group REIT	339,268	1,120
Investa Office Fund REIT	82,921	243
Mirvac Group REIT	562,962	804
Scentre Group REIT	1,019,664	2,950
Shopping Centres Australasia Property Group REIT	45,200	74
Stockland REIT	363,964	1,151
Westfield Corp. REIT	382,884	2,694
		11,812
Austria (0.4%)
Atrium European Real Estate Ltd. (a)	59,682	275
BUWOG AG (a)	5,559	108
		383
China (0.1%)
China Resources Land Ltd. (b)	10,000	32
Dalian Wanda Commercial Properties Co., Ltd. H Shares (b)(c)	4,200	34
		66
Finland (1.0%)
Citycon Oyj (a)	234,352	586
Sponda Oyj	126,273	466
		1,052
France (6.3%)
Fonciere Des Regions REIT	2,721	231
Gecina SA REIT	5,555	685
ICADE REIT	10,118	722
Klepierre REIT	21,704	955
Mercialys SA REIT	1,584	35
Unibail-Rodamco SE REIT	15,090	3,814
		6,442
Germany (3.1%)
Deutsche Annington Immobilien SE	49,297	1,390
Deutsche Euroshop AG	6,137	269
Deutsche Wohnen AG	38,390	880
DO Deutsche Office AG	28,764	137
LEG Immobilien AG (a)	6,840	475
		3,151
Hong Kong (25.3%)
Champion REIT	241,000	132
Hang Lung Properties Ltd.	165,000	491
Henderson Land Development Co., Ltd.	146,627	1,004
Hongkong Land Holdings Ltd.	644,500	5,285
Hysan Development Co., Ltd.	507,836	2,201
Kerry Properties Ltd.	135,771	532
Link REIT (The)	458,395	2,685
New World Development Co., Ltd.	1,051,748	1,376
Sino Land Co., Ltd.	240,945	403
	Shares	Value (000)
Sun Hung Kai Properties Ltd.	473,456	$7,672
Swire Properties Ltd.	531,900	1,698
Wharf Holdings Ltd.	333,117	2,217
		25,696
Ireland (0.5%)
Green REIT PLC	100,429	164
Hibernia REIT PLC	273,978	385
		549
Italy (0.3%)
Beni Stabili SpA REIT	368,760	274
Japan (24.2%)
Activia Properties, Inc. REIT	73	619
Advance Residence Investment Corp. REIT	134	328
Daibiru Corp.	5,500	51
Daiwa Office Investment Corp. REIT	52	249
Frontier Real Estate Investment Corp. REIT	15	67
GLP J-REIT	535	511
Hulic Co., Ltd.	20,300	180
Hulic REIT, Inc.	22	31
Japan Real Estate Investment Corp. REIT	271	1,231
Japan Retail Fund Investment Corp. REIT	256	512
Kenedix Office Investment Corp. REIT	16	80
Mitsubishi Estate Co., Ltd.	300,000	6,463
Mitsui Fudosan Co., Ltd.	232,000	6,497
Mori Hills Investment Corp. REIT	444	575
Nippon Building Fund, Inc. REIT	274	1,200
Nippon Prologis, Inc. REIT	286	527
NTT Urban Development Corp.	12,600	125
Orix, Inc. J-REIT	343	494
Premier Investment Corp. REIT	12	66
Sumitomo Realty & Development Co., Ltd.	96,000	3,368
Tokyo Tatemono Co., Ltd.	43,500	604
Tokyu, Inc. REIT	54	67
United Urban Investment Corp. REIT	578	818
		24,663
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	4,769,371	—
Netherlands (1.3%)
Eurocommercial Properties N.V. CVA REIT	19,576	817
Wereldhave N.V. REIT	9,427	535
		1,352
Norway (0.7%)
Entra ASA (c)	60,658	565
Norwegian Property ASA (a)	98,206	121
		686
Singapore (4.3%)
Ascendas Real Estate Investment Trust REIT	204,600	374
CapitaLand Commercial Trust REIT	54,000	63
CapitaLand Ltd.	557,800	1,449
CapitaLand Mall Trust REIT	217,200	347
Global Logistic Properties Ltd.	735,200	1,381

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

International Real Estate Portfolio

	Shares	Value (000)
Singapore (cont'd)
SPH REIT	182,300	$141
UOL Group Ltd.	116,040	596
		4,351
Sweden (1.9%)
Atrium Ljungberg AB, Class B	26,649	349
Castellum AB	12,440	175
Fabege AB	25,391	346
Hufvudstaden AB, Class A	89,741	1,092
		1,962
Switzerland (1.9%)
Mobimo Holding AG (Registered) (a)	427	87
PSP Swiss Property AG (Registered) (a)	19,453	1,665
Swiss Prime Site AG (Registered) (a)	2,180	165
		1,917
United Kingdom (16.7%)
British Land Co., PLC REIT	256,342	3,196
Capital & Counties Properties PLC	71,114	486
Capital & Regional PLC REIT	656,034	593
Derwent London PLC REIT	24,541	1,312
Grainger PLC	56,480	203
Great Portland Estates PLC REIT	108,621	1,324
Hammerson PLC REIT	159,917	1,547
Helical Bar PLC	225	1
Intu Properties PLC REIT	167,561	810
Land Securities Group PLC REIT	190,962	3,613
LXB Retail Properties PLC (a)	330,988	458
Quintain Estates & Development PLC (a)	355,592	592
Safestore Holdings PLC REIT	38,370	170
Segro PLC REIT	128,370	819
Shaftesbury PLC REIT	26,248	358
ST Modwen Properties PLC	40,541	289
Unite Group PLC	58,048	521
Urban & Civic PLC	136,462	541
Workspace Group PLC REIT	8,914	126
		16,959
Total Common Stocks (Cost $99,783)		101,315
	No. of Rights
Rights (0.1%)
Finland (0.1%)
Citycon Oyj (a) (Cost $—)	215,028	24
	Shares
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $559)	559,499	559
Total Investments (100.2%) (Cost $100,342)		101,898
Liabilities in Excess of Other Assets (-0.2%)		(165)
Net Assets (100.0%)		$101,733

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security has been deemed illiquid at June 30, 2015.

(e)  At June 30, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	54.0%
Retail	20.8
Office	14.7
Other*	5.4
Industrial	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $99,783)	$101,339
Investment in Security of Affiliated Issuer, at Value (Cost $559)	559
Total Investments in Securities, at Value (Cost $100,342)	101,898
Foreign Currency, at Value (Cost $150)	148
Receivable for Investments Sold	341
Dividends Receivable	240
Tax Reclaim Receivable	35
Receivable for Portfolio Shares Sold	1
Receivable from Affiliate	—	@
Other Assets	76
Total Assets	102,739
Liabilities:
Payable for Portfolio Shares Redeemed	571
Payable for Investments Purchased	193
Payable for Advisory Fees	147
Payable for Custodian Fees	32
Payable for Professional Fees	23
Payable for Sub Transfer Agency Fees — Class I	10
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class H	—	@
Payable for Administration Fees	7
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class H	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Directors' Fees and Expenses	1
Payable for Shareholder Services Fees — Class A	1
Payable for Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	18
Total Liabilities	1,006
Net Assets	$101,733
Net Assets Consist Of:
Paid-in-Capital	$701,987
Accumulated Undistributed Net Investment Income	991
Accumulated Net Realized Loss	(602,798)
Unrealized Appreciation (Depreciation) on:
Investments	1,556
Foreign Currency Translations	(3)
Net Assets	$101,733

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$86,676
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,240,537
Net Asset Value, Offering and Redemption Price Per Share	$20.44
CLASS A:
Net Assets	$2,667
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	130,679
Net Asset Value, Redemption Price Per Share	$20.41
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.13
Maximum Offering Price Per Share	$21.54
CLASS H:
Net Assets	$116
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,686
Net Asset Value, Redemption Price Per Share	$20.36
Maximum Sales Load	4.75%
Maximum Sales Charge	$1.02
Maximum Offering Price Per Share	$21.38
CLASS L:
Net Assets	$68
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,374
Net Asset Value, Offering and Redemption Price Per Share	$20.20
CLASS C:
Net Assets	$24
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,206
Net Asset Value, Offering and Redemption Price Per Share	$20.19
CLASS IS:
Net Assets	$12,182
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	596,119
Net Asset Value, Offering and Redemption Price Per Share	$20.43

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $118 of Foreign Taxes Withheld)	$1,697
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	1,697
Expenses:
Advisory Fees (Note B)	407
Custodian Fees (Note F)	67
Professional Fees	48
Administration Fees (Note C)	41
Registration Fees	22
Sub Transfer Agency Fees — Class I	18
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class H	—	@
Sub Transfer Agency Fees — Class L	—	@
Shareholder Reporting Fees	9
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class H (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	5
Shareholder Services Fees — Class A (Note D)	3
Shareholder Services Fees — Class H (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Directors' Fees and Expenses	3
Other Expenses	6
Total Expenses	637
Waiver of Advisory Fees (Note B)	(115)
Reimbursement of Class Specific Expenses — Class I (Note B)	(5)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class H (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	513
Net Investment Income	1,184
Realized Loss:
Investments Sold	(1,719)
Foreign Currency Transactions	(—	@)
Net Realized Loss	(1,719)
Change in Unrealized Appreciation (Depreciation):
Investments	3,311
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	3,312
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	1,593
Net Increase in Net Assets Resulting from Operations	$2,777

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

International Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31,2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,184	$2,491
Net Realized Loss	(1,719)	(36,351)
Net Change in Unrealized Appreciation (Depreciation)	3,312	34,120
Net Increase in Net Assets Resulting from Operations	2,777	260
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,415)
Class A:
Net Investment Income	—	(58)
Class H:
Net Investment Income	—	(2)
Class L:
Net Investment Income	—	(1)
Class IS:
Net Investment Income	—	(701)
Total Distributions	—	(3,177)
Capital Share Transactions:(1)
Class I:
Subscribed	4,401	16,918
Distributions Reinvested	—	1,200
Redeemed	(14,971)	(53,548)
Class A:
Subscribed	43	306
Distributions Reinvested	—	52
Redeemed	(254)	(887)
Class H:
Distributions Reinvested	—	2
Class L:
Subscribed	—	21
Distributions Reinvested	—	1
Redeemed	(30)	—
Class C:
Subscribed	25 *	—
Class IS:
Subscribed	10,211	40,510
Distributions Reinvested	—	701
Redeemed	(295)	(36,082)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(870)	(30,806)
Redemption Fees	— @	1
Total Increase (Decrease) in Net Assets	1,907	(33,722)
Net Assets:
Beginning of Period	99,826	133,548
End of Period (Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of$991 and $(193), respectively)	$101,733	$99,826

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

International Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31,2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	209	828
Shares Issued on Distributions Reinvested	—	60
Shares Redeemed	(721)	(2,641)
Net Decrease in Class I Shares Outstanding	(512)	(1,753)
Class A:
Shares Subscribed	2	16
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(12)	(45)
Net Decrease in Class A Shares Outstanding	(10)	(26)
Class H:
Shares Issued on Distributions Reinvested	—	— @@
Class L:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	—
Net Increase (Decrease) in Class L Shares Outstanding	(1)	1
Class C:
Shares Subscribed	1 *	—
Class IS:
Shares Subscribed	481	1,915
Shares Issued on Distributions Reinvested	—	36
Shares Redeemed	(14)	(1,823)
Net Increase in Class IS Shares Outstanding	467	128

*  For the period April 30, 2015 through June 30, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$19.84		$19.99	$20.16		$14.66	$18.85	$17.80
Income (Loss) from Investment Operations:
Net Investment Income†	0.24		0.39	0.41		0.44	0.39	0.69
Net Realized and Unrealized Gain (Loss)	0.36		(0.07)	0.65		5.89	(4.04)	0.98
Total from Investment Operations	0.60		0.32	1.06		6.33	(3.65)	1.67
Distributions from and/or in Excess of:
Net Investment Income	—		(0.47)	(1.23)		(0.83)	(0.54)	(0.62)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$20.44		$19.84	$19.99		$20.16	$14.66	$18.85
Total Return++	3.02	%#	1.61%	5.56%		44.05%	(19.92)%	9.51%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$86,676		$94,269	$130,023		$138,390	$207,695	$397,514
Ratio of Expenses to Average Net Assets (1)	1.00	%+*	1.00%+	1.00	%+	1.00%+	1.00%+	0.98	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		N/A	N/A	0.98	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.31	%+*	1.91%+	2.00	%+	2.54%+	2.17%+	3.97	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	23	%#	59%	40%		31%	18%	64%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.24	%*	1.16%	1.23	%+	1.12%	N/A	N/A
Net Investment Income to Average Net Assets	2.07	%*	1.75%	1.76	%+	2.42%	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010
Net Asset Value, Beginning of Period	$19.84		$19.98	$20.14		$14.65	$18.83	$17.77
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.31	0.35		0.39	0.34	0.64
Net Realized and Unrealized Gain (Loss)	0.37		(0.06)	0.66		5.89	(4.04)	0.98
Total from Investment Operations	0.57		0.25	1.01		6.28	(3.70)	1.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)	(1.17)		(0.79)	(0.48)	(0.56)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$20.41		$19.84	$19.98		$20.14	$14.65	$18.83
Total Return++	2.87	%#	1.27%	5.28%		43.71%	(20.16)%	9.26%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,667		$2,792	$3,331		$4,431	$3,400	$5,547
Ratio of Expenses to Average Net Assets (1)	1.35	%+*	1.35%+	1.27	%+^	1.25%+	1.25%+	1.23	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		N/A	N/A	1.23	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.97	%+*	1.55%+	1.72	%+	2.23%+	1.92%+	3.72	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	23	%#	59%	40%		31%	18%	64%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.68	%*	1.58%	1.53	%+	1.38%	N/A	N/A
Net Investment Income to Average Net Assets	1.64	%*	1.32%	1.47	%+	2.10%	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Real Estate Portfolio

	Class H
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$19.79		$19.95	$20.13		$17.31
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.31	0.37		0.22
Net Realized and Unrealized Gain (Loss)	0.36		(0.07)	0.63		3.40
Total from Investment Operations	0.57		0.24	1.00		3.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)	(1.18)		(0.80)
Redemption Fees	—		0.00 ‡	—		—
Net Asset Value, End of Period	$20.36		$19.79	$19.95		$20.13
Total Return++	2.83	%#	1.27%	5.27%		21.66	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$116		$113	$111		$13
Ratio of Expenses to Average Net Assets (1)	1.35	%+*	1.35%+	1.28	%+^^	1.25	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.99	%+*	1.54%+	1.83	%+	1.85	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	23	%#	59%	40%		31	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.75	%*	2.92%	1.92	%+	1.43	%*
Net Investment Income (Loss) to Average Net Assets	0.59	%*	(0.03)%	1.20	%+	1.67	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class H shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class H shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$19.69		$19.86	$20.13		$17.31
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.21	0.22		0.16
Net Realized and Unrealized Gain (Loss)	0.38		(0.06)	0.68		3.40
Total from Investment Operations	0.51		0.15	0.90		3.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)	(1.17)		(0.74)
Redemption Fees	0.00	‡	0.00 ‡	—		—
Net Asset Value, End of Period	$20.20		$19.69	$19.86		$20.13
Total Return++	2.59	%#	0.75%	4.73%		21.28	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$68		$95	$73		$12
Ratio of Expenses to Average Net Assets (1)	1.85	%+*	1.85%+	1.81	%+^^	1.75	%*+
Ratio of Net Investment Income to Average Net Assets (1)	1.24	%+*	1.05%+	1.08	%+	1.37	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	23	%#	59%	40%		31	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.93	%*	3.90%	3.44	%+	1.93	%*
Net Investment Income (Loss) to Average Net Assets	(0.84	)%*	(1.00)%	(0.55	)%+	1.19	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.75% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$21.28
Income (Loss) from Investment Operations:
Net Investment Income†	0.06
Net Realized and Unrealized Loss	(1.15)
Total from Investment Operations	(1.09)
Net Asset Value, End of Period	$20.19
Total Return++	(5.12	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$24
Ratios of Expenses to Average Net Assets (1)	2.10	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.64	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	11.22	%*
Net Investment Loss to Average Net Assets	(7.48	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Real Estate Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$19.83		$19.99	$19.97
Income from Investment Operations:
Net Investment Income†	0.29		0.23	0.11
Net Realized and Unrealized Gain	0.31		0.09	0.22
Total from Investment Operations	0.60		0.32	0.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.48)	(0.31)
Redemption Fees	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$20.43		$19.83	$19.99
Total Return++	3.08	%#	1.60%	1.68	%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$12,182		$2,557	$10
Ratio of Expenses to Average Net Assets (1)	0.97	%+*	0.97%+	0.97	%+^^*
Ratio of Net Investment Income to Average Net Assets (1)	2.78	%+*	1.14%+	1.76	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§*
Portfolio Turnover Rate	23	%#	59%	40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	1.22	%*	1.13%	6.46	%*
Net Investment Income (Loss) to Average Net Assets	2.53	%*	0.98%	(3.73	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek a combination of current income and long-term capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world (excluding the United States and Canada).

The Portfolio offers six classes of shares — Class I, Class A, Class H, Class L, Class C and Class IS. The Portfolio's Class H shares are currently closed to all investors. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$55,032	$—	$—	†	$55,032	†
Industrial	5,239	—	—		5,239
Mixed Industrial/Office	805	—	—		805
Office	14,974	—	—		14,974
Residential	3,937	—	—		3,937
Retail	21,158	—	—		21,158
Self Storage	170	—	—		170
Total Common Stocks	101,315	—	—	†	101,315	†
Rights	24	—	—		24
Short-Term Investment
Investment Company	559	—	—		559
Total Assets	$101,898	$—	$—	†	$101,898	†

†  Includes one security which is valued at zero.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $100,699,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$—

†  Includes one security which was valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class H, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.35% for Class H, 1.85% for Class L shares, 2.10% for Class C shares and 0.97% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $115,000 of advisory fees were waived and approximately $9,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plan with respect to Class A and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class H, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $22,903,000 and $22,671,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$174	$21,107	$20,722	$—	@	$559

@ Amount is less than $500.

During the six months ended June 30, 2015, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,177	$—	$7,760	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, in-kind redemptions, and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$592	$11,801	$(12,393)

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,241	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,366,000 and the aggregate gross unrealized depreciation is approximately $4,810,000 resulting in net unrealized appreciation of approximately $1,556,000.

At December 31, 2014, the Portfolio had available unused capital losses of approximately $2,493,000 and long-term capital losses of approximately $203,051,000 that do not have an expiration date.

In addition, At December 31, 2014, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$98,798	December 31, 2016
217,627	December 31, 2017
66,872	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 68.8%, 68.8% and 99.9% for Class I, Class L and Class IS shares, respectively.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIRESAN
1260904 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	19
U.S. Privacy Policy	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Real Estate Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Real Estate Portfolio Class I	$1,000.00	$981.10	$1,019.69	$5.06	*	$5.16	*	1.03%
Global Real Estate Portfolio Class A	1,000.00	979.20	1,018.20	6.53	*	6.66	*	1.33
Global Real Estate Portfolio Class L	1,000.00	977.10	1,016.02	8.68	*	8.85	*	1.77
Global Real Estate Portfolio Class C	1,000.00	949.20	1,004.76	3.50	**	3.60	**	2.15
Global Real Estate Portfolio Class IS	1,000.00	981.10	1,020.03	4.72	*	4.81	*	0.96

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a Fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Portfolio's contractual management fee and total expense ratio were higher but close to its peer group average, its actual management fee was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Australia (5.3%)
Dexus Property Group REIT	1,199,061	$6,753
Federation Centres REIT	2,361,068	5,319
Goodman Group REIT	3,489,022	16,879
GPT Group REIT	3,596,559	11,877
Investa Office Fund REIT	863,538	2,532
Mirvac Group REIT	5,943,861	8,484
Scentre Group REIT	10,765,819	31,149
Shopping Centres Australasia Property Group REIT	479,500	788
Stockland REIT	3,809,037	12,049
Westfield Corp. REIT	4,092,945	28,800
		124,630
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	553,829	2,551
BUWOG AG (a)	57,483	1,117
		3,668
Brazil (0.5%)
BR Malls Participacoes SA	752,761	3,525
BR Properties SA	803,400	2,706
Iguatemi Empresa de Shopping Centers SA	599,301	4,740
		10,971
Canada (2.0%)
Boardwalk REIT	140,388	6,365
Brookfield Canada Office Properties REIT	233,524	5,054
Calloway REIT	94,001	2,177
Canadian Apartment Properties REIT	45,981	1,016
Crombie Real Estate Investment Trust REIT	317,868	3,174
Extendicare, Inc.	189,890	1,151
First Capital Realty, Inc.	457,230	6,545
RioCan REIT	1,064,385	22,813
		48,295
China (0.0%)
China Resources Land Ltd. (b)	110,000	357
Dalian Wanda Commercial Properties Co., Ltd. H Shares (b)(c)	44,000	354
		711
Finland (0.5%)
Citycon Oyj (a)	2,422,390	6,055
Sponda Oyj	1,305,688	4,818
		10,873
France (2.8%)
Fonciere Des Regions REIT	27,648	2,349
Gecina SA REIT	57,441	7,079
ICADE REIT	105,142	7,509
Klepierre REIT	224,433	9,872
Mercialys SA REIT	16,375	365
Unibail-Rodamco SE REIT	156,029	39,435
		66,609
	Shares	Value (000)
Germany (1.4%)
Deutsche Annington Immobilien SE	513,687	$14,489
Deutsche Euroshop AG	63,180	2,774
Deutsche Wohnen AG	400,820	9,185
DO Deutsche Office AG	297,334	1,412
LEG Immobilien AG (a)	70,725	4,914
		32,774
Hong Kong (11.4%)
Champion REIT	2,514,000	1,382
Hang Lung Properties Ltd.	1,759,000	5,230
Henderson Land Development Co., Ltd.	1,529,368	10,467
Hongkong Land Holdings Ltd.	6,817,400	55,903
Hysan Development Co., Ltd.	5,333,014	23,117
Kerry Properties Ltd.	1,416,220	5,554
Link REIT (The)	4,835,275	28,320
New World Development Co., Ltd.	11,033,109	14,433
Sino Land Co., Ltd.	2,533,637	4,236
Sun Hung Kai Properties Ltd.	5,032,367	81,540
Swire Properties Ltd.	5,422,800	17,314
Wharf Holdings Ltd.	3,495,763	23,270
		270,766
Ireland (0.2%)
Green REIT PLC	1,044,748	1,707
Hibernia REIT PLC	2,833,012	3,980
		5,687
Italy (0.1%)
Beni Stabili SpA REIT	3,873,935	2,876
Japan (11.0%)
Activia Properties, Inc. REIT	764	6,474
Advance Residence Investment Corp. REIT	1,394	3,416
Daibiru Corp.	58,100	538
Daiwa Office Investment Corp. REIT	554	2,653
Frontier Real Estate Investment Corp. REIT	164	734
GLP J-REIT	5,640	5,387
Hulic Co., Ltd.	217,500	1,930
Hulic REIT, Inc.	234	333
Japan Real Estate Investment Corp. REIT	2,824	12,830
Japan Retail Fund Investment Corp. REIT	2,734	5,471
Kenedix Office Investment Corp. REIT	180	903
Mitsubishi Estate Co., Ltd.	3,183,000	68,570
Mitsui Fudosan Co., Ltd.	2,447,000	68,520
Mori Hills Investment Corp. REIT	4,637	6,002
Nippon Building Fund, Inc. REIT	2,906	12,727
Nippon Prologis, Inc. REIT	3,014	5,551
NTT Urban Development Corp.	131,400	1,308
Orix, Inc. J-REIT	3,671	5,291
Premier Investment Corp. REIT	132	727
Sumitomo Realty & Development Co., Ltd.	1,013,000	35,538
Tokyo Tatemono Co., Ltd.	456,000	6,334
Tokyu, Inc. REIT	592	731
United Urban Investment Corp. REIT	6,036	8,537
		260,505

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	12,867,024	$—
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	202,370	8,439
Wereldhave N.V. REIT	100,809	5,724
		14,163
Norway (0.3%)
Entra ASA (c)	626,993	5,838
Norwegian Property ASA (a)	1,023,251	1,266
		7,104
Singapore (1.9%)
Ascendas Real Estate Investment Trust REIT	2,172,900	3,969
CapitaLand Commercial Trust REIT	606,300	702
CapitaLand Ltd.	5,945,000	15,449
CapitaLand Mall Trust REIT	2,262,300	3,611
Global Logistic Properties Ltd.	7,776,500	14,608
SPH REIT	2,011,100	1,561
UOL Group Ltd.	1,212,393	6,229
		46,129
Sweden (0.9%)
Atrium Ljungberg AB, Class B	278,300	3,642
Castellum AB	138,125	1,941
Fabege AB	264,385	3,607
Hufvudstaden AB, Class A	927,710	11,292
		20,482
Switzerland (0.8%)
Mobimo Holding AG (Registered) (a)	4,283	873
PSP Swiss Property AG (Registered) (a)	201,147	17,211
Swiss Prime Site AG (Registered) (a)	24,090	1,828
		19,912
United Kingdom (7.4%)
British Land Co., PLC REIT	2,649,690	33,036
Capital & Counties Properties PLC	735,071	5,026
Capital & Regional PLC REIT	6,762,325	6,109
Derwent London PLC REIT	253,690	13,561
Grainger PLC	586,871	2,109
Great Portland Estates PLC REIT	1,122,769	13,690
Hammerson PLC REIT	1,611,806	15,588
Helical Bar PLC	2,313	15
Intu Properties PLC REIT	1,732,627	8,374
Land Securities Group PLC REIT	1,973,828	37,341
LXB Retail Properties PLC (a)	3,749,232	5,184
Quintain Estates & Development PLC (a)	3,660,143	6,096
Safestore Holdings PLC REIT	396,619	1,762
Segro PLC REIT	1,321,657	8,427
Shaftesbury PLC REIT	271,348	3,701
ST Modwen Properties PLC	419,202	2,983
Unite Group PLC	597,867	5,369
Urban & Civic PLC	1,408,869	5,589
Workspace Group PLC REIT	91,964	1,300
		175,260
	Shares	Value (000)
United States (51.1%)
Acadia Realty Trust REIT	144,071	$4,194
Alexandria Real Estate Equities, Inc. REIT	90,985	7,958
AvalonBay Communities, Inc. REIT	446,269	71,345
BioMed Realty Trust, Inc. REIT	430,178	8,320
Boston Properties, Inc. REIT	520,995	63,061
Camden Property Trust REIT	575,882	42,777
Chesapeake Lodging Trust REIT	572,340	17,445
Corporate Office Properties Trust REIT	190,150	4,476
Cousins Properties, Inc. REIT	1,191,265	12,365
CubeSmart REIT	164,543	3,811
DDR Corp. REIT	174,130	2,692
Douglas Emmett, Inc. REIT	768,940	20,715
Duke Realty Corp. REIT	497,320	9,235
Equity Lifestyle Properties, Inc. REIT	343,804	18,077
Equity One, Inc. REIT	113,546	2,650
Equity Residential REIT	1,442,375	101,211
Essex Property Trust, Inc. REIT	75,794	16,106
Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f)	1,860,000	1,380
Federal Realty Investment Trust REIT	10,604	1,358
Forest City Enterprises, Inc., Class A (a)	280,019	6,188
General Growth Properties, Inc. REIT	1,707,944	43,826
HCP, Inc. REIT	80,504	2,936
Health Care REIT, Inc.	251,664	16,517
Healthcare Realty Trust, Inc. REIT	172,166	4,005
Hilton Worldwide Holdings, Inc. (a)	656,512	18,087
Host Hotels & Resorts, Inc. REIT	3,610,267	71,592
Hudson Pacific Properties, Inc. REIT	410,106	11,635
Kimco Realty Corp. REIT	1,317,438	29,695
LaSalle Hotel Properties REIT	165,298	5,861
Lexington Realty Trust REIT	28,360	241
Liberty Property Trust REIT	440,540	14,194
Macerich Co. (The) REIT	170,056	12,686
Mack-Cali Realty Corp. REIT	675,827	12,455
Mid-America Apartment Communities, Inc. REIT	195,073	14,203
National Retail Properties, Inc. REIT	410,256	14,363
Paramount Group, Inc. REIT	351,481	6,031
ProLogis, Inc. REIT	699,001	25,933
Public Storage REIT	344,215	63,463
Realty Income Corp. REIT	90,758	4,029
Regency Centers Corp. REIT	610,778	36,024
Rexford Industrial Realty, Inc. REIT	259,492	3,783
Senior Housing Properties Trust REIT	906,514	15,909
Simon Property Group, Inc. REIT	865,933	149,824
Sovran Self Storage, Inc. REIT	55,145	4,793
Starwood Hotels & Resorts Worldwide, Inc.	490,216	39,752
STORE Capital Corp. REIT	674,811	13,564
Tanger Factory Outlet Centers, Inc. REIT	753,099	23,873
Urban Edge Properties REIT	246,094	5,116
Ventas, Inc. REIT	539,292	33,485
Vornado Realty Trust REIT	882,421	83,768
WP GLIMCHER, Inc. REIT	1,168,260	15,807
		1,212,814
Total Common Stocks (Cost $2,040,017)		2,334,229

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	No. of Rights	Value (000)
Rights (0.0%)
Finland (0.0%)
Citycon Oyj (a) (Cost $—)	2,150,784	$236
	Shares
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $23,479)	23,478,647	23,479
Total Investments (99.4%) (Cost $2,063,496)		2,357,944
Other Assets in Excess of Liabilities (0.6%)		13,134
Net Assets (100.0%)		$2,371,078

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $1,380,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  Security has been deemed illiquid at June 30, 2015.

(f)  Restricted security valued at fair value and not registered under the Securities Act of 1933, Exeter Industrial Value Fund, LP was acquired between 11/07 — 4/11 and has a current cost basis of $1,145,000. At June 30, 2015, this security had an aggregate market value of approximately $1,380,000, representing 0.1% of net assets.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	28.3%
Retail	26.5
Residential	13.2
Office	13.1
Other*	12.4
Lodging/Resorts	6.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,040,017)	$2,334,465
Investment in Security of Affiliated Issuer, at Value (Cost $23,479)	23,479
Total Investments in Securities, at Value (Cost $2,063,496)	2,357,944
Foreign Currency, at Value (Cost $11,446)	11,393
Receivable for Portfolio Shares Sold	11,175
Dividends Receivable	7,196
Receivable for Investments Sold	2,656
Tax Reclaim Receivable	262
Receivable from Affiliate	1
Other Assets	235
Total Assets	2,390,862
Liabilities:
Payable for Investments Purchased	9,401
Payable for Advisory Fees	5,244
Payable for Portfolio Shares Redeemed	4,499
Payable for Sub Transfer Agency Fees — Class I	267
Payable for Sub Transfer Agency Fees — Class A	21
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Administration Fees	159
Payable for Custodian Fees	81
Payable for Shareholder Services Fees — Class A	22
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Professional Fees	16
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	67
Total Liabilities	19,784
Net Assets	$2,371,078
Net Assets Consist Of:
Paid-in-Capital	$2,140,388
Accumulated Undistributed Net Investment Income	9,498
Accumulated Net Realized Loss	(73,200)
Unrealized Appreciation (Depreciation) on:
Investments	294,448
Foreign Currency Translations	(56)
Net Assets	$2,371,078

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$1,759,668
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	161,593,132
Net Asset Value, Offering and Redemption Price Per Share	$10.89
CLASS A:
Net Assets	$108,901
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,064,283
Net Asset Value, Redemption Price Per Share	$10.82
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.60
Maximum Offering Price Per Share	$11.42
CLASS L:
Net Assets	$4,761
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	446,635
Net Asset Value, Offering and Redemption Price Per Share	$10.66
CLASS C:
Net Assets	$166
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,565
Net Asset Value, Offering and Redemption Price Per Share	$10.66
CLASS IS:
Net Assets	$497,582
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	45,655,246
Net Asset Value, Offering and Redemption Price Per Share	$10.90

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,398 of Foreign Taxes Withheld)	$40,587
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	40,591
Expenses:
Advisory Fees (Note B)	10,619
Administration Fees (Note C)	1,000
Sub Transfer Agency Fees — Class I	653
Sub Transfer Agency Fees — Class A	61
Sub Transfer Agency Fees — Class L	1
Custodian Fees (Note F)	161
Shareholder Services Fees — Class A (Note D)	134
Distribution and Shareholder Services Fees — Class L (Note D)	19
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Shareholder Reporting Fees	115
Professional Fees	50
Directors' Fees and Expenses	32
Registration Fees	28
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	8
Other Expenses	22
Expenses Before Non Operating Expenses	12,915
Bank Overdraft Expense	5
Total Expenses	12,920
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Net Expenses	12,917
Net Investment Income	27,674
Realized Gain (Loss):
Investments Sold	25,444
Foreign Currency Transactions	(419)
Net Realized Gain	25,025
Change in Unrealized Appreciation (Depreciation):
Investments	(97,856)
Foreign Currency Translations	16
Net Change in Unrealized Appreciation (Depreciation)	(97,840)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(72,815)
Net Decrease in Net Assets Resulting from Operations	$(45,141)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$27,674	$43,522
Net Realized Gain (Loss)	25,025	(13,640)
Net Change in Unrealized Appreciation (Depreciation)	(97,840)	267,088
Net Increase (Decrease) in Net Assets Resulting from Operations	(45,141)	296,970
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(32,422)
Class A:
Net Investment Income	—	(1,673)
Class L:
Net Investment Income	—	(51)
Class IS:
Net Investment Income	—	(10,854)
Total Distributions	—	(45,000)
Capital Share Transactions:(1)
Class I:
Subscribed	183,600	400,262
Distributions Reinvested	—	30,916
Redeemed	(218,694)	(594,468)
Class A:
Subscribed	18,993	25,611
Distributions Reinvested	—	1,655
Redeemed	(13,710)	(28,866)
Class L:
Subscribed	392	308
Distributions Reinvested	—	51
Redeemed	(270)	(1,972)
Class C:
Subscribed	170 *	—
Class IS:
Subscribed	33,965	439,963
Distributions Reinvested	—	9,217
Redeemed	(113,915)	(111,220)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(109,469)	171,457
Total Increase (Decrease) in Net Assets	(154,610)	423,427
Net Assets:
Beginning of Period	2,525,688	2,102,261
End of Period (Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $9,498 and $(18,176), respectively)	$2,371,078	$2,525,688

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1)	Capital Share Transactions:
Class I:
Shares Subscribed	16,000	37,469
Shares Issued on Distributions Reinvested	—	2,857
Shares Redeemed	(19,099)	(56,654)
Net Decrease in Class I Shares Outstanding	(3,099)	(16,328)
Class A:
Shares Subscribed	1,693	2,432
Shares Issued on Distributions Reinvested	—	154
Shares Redeemed	(1,201)	(2,750)
Net Increase (Decrease) in Class A Shares Outstanding	492	(164)
Class L:
Shares Subscribed	35	29
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(24)	(198)
Net Increase (Decrease) in Class L Shares Outstanding	11	(164)
Class C:
Shares Subscribed	16 *	—
Class IS:
Shares Subscribed	2,942	41,496
Shares Issued on Distributions Reinvested	—	852
Shares Redeemed	(10,085)	(10,405)
Net Increase (Decrease) in Class IS Shares Outstanding	(7,143)	31,943

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012		2011	2010
Net Asset Value, Beginning of Period	$11.10		$9.91	$9.77		$7.77		$8.78	$7.47
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.20	0.18		0.17		0.14	0.19
Net Realized and Unrealized Gain (Loss)	(0.34)		1.19	0.16		2.17		(0.99)	1.31
Total from Investment Operations	(0.21)		1.39	0.34		2.34		(0.85)	1.50
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)	(0.20)		(0.34)		(0.16)	(0.19)
Net Asset Value, End of Period	$10.89		$11.10	$9.91		$9.77		$7.77	$8.78
Total Return++	(1.89	)%#	14.08%	3.55%		30.19%		(9.67)%	20.22%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,759,668		$1,828,656	$1,793,614		$1,880,999		$1,337,853	$1,215,881
Ratio of Expenses to Average Net Assets (1)	1.03	%+*	1.05%+	1.02	%+	1.02	%+	1.04%+	1.01	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.03	%+*	N/A	1.02	%+	N/A		N/A	1.01	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.23	%+*	1.85%+	1.77	%+	2.42	%+	2.12%+	2.43	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§	0.00%§	0.00	%§
Portfolio Turnover Rate	15	%#	32%	33%		29%		28%	18%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.05%	N/A		N/A		N/A	N/A
Net Investment Income to Average Net Assets	N/A		1.85%	N/A		N/A		N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$11.05		$9.86		$9.72	$7.73		$8.74	$7.44
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.17		0.15	0.15		0.12	0.17
Net Realized and Unrealized Gain (Loss)	(0.34)		1.19		0.15	2.16		(0.98)	1.30
Total from Investment Operations	(0.23)		1.36		0.30	2.31		(0.86)	1.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.16)	(0.32)		(0.15)	(0.17)
Net Asset Value, End of Period	$10.82		$11.05		$9.86	$9.72		$7.73	$8.74
Total Return++	(2.08	)%#	13.88%		3.18%	29.93%		(9.91)%	19.90%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$108,901		$105,766		$96,046	$171,413		$130,244	$67,812
Ratio of Expenses to Average Net Assets (1)	1.33	%+*	1.31	%+	1.30%+^	1.27	%+	1.29%+	1.26	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.33	%+*	N/A		1.30%+^	N/A		N/A	1.26	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.93	%+*	1.60	%+	1.43%+	2.17	%+	1.87%+	2.18	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.00	%§	0.00%§	0.00	%§
Portfolio Turnover Rate	15	%#	32%		33%	29%		28%	18%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.32%	N/A		1.29%	N/A
Net Investment Income to Average Net Assets	N/A		N/A		1.41%	N/A		1.87%	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014		2013		2012		2011	2010
Net Asset Value, Beginning of Period	$10.91		$9.74		$9.59		$7.63		$8.62	$7.35
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.12		0.10		0.10		0.07	0.13
Net Realized and Unrealized Gain (Loss)	(0.33)		1.17		0.16		2.13		(0.96)	1.28
Total from Investment Operations	(0.25)		1.29		0.26		2.23		(0.89)	1.41
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.11)		(0.27)		(0.10)	(0.14)
Net Asset Value, End of Period	$10.66		$10.91		$9.74		$9.59		$7.63	$8.62
Total Return++	(2.29	)%#	13.27%		2.77%		29.26%		(10.33)%	19.26%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,761		$4,755		$5,844		$7,050		$6,418	$5,043
Ratio of Expenses to Average Net Assets (1)	1.77	%+*	1.79	%+	1.77	%+^	1.77	%+	1.79%+	1.76	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.77	%+*	N/A		1.77	%+^	N/A		N/A	1.76	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.52	%+*	1.08	%+	0.98	%+	1.67	%+	1.37%+	1.68	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00	%§	0.00	%§	0.00%§	0.00	%§
Portfolio Turnover Rate	15	%#	32%		33%		29%		28%	18%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		N/A		1.79%	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		N/A		1.37%	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.90% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.80% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$11.23
Income (Loss) from Investment Operations:
Net Investment Income†	0.06
Net Realized and Unrealized Loss	(0.63)
Total from Investment Operations	(0.57)
Net Asset Value, End of Period	$10.66
Total Return++	(5.08	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$166
Ratios of Expenses to Average Net Assets (1)	2.15	%+*
Ratios of Expenses to Average Net Assets Excluding Non Operating Expenses	2.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	3.35	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	15	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	4.17	%*
Net Investment Income to Average Net Assets	1.33	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Real Estate Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30,2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$11.11		$9.91	$10.01
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.22	0.08
Net Realized and Unrealized Gain (Loss)	(0.34)		1.19	0.02
Total from Investment Operations	(0.21)		1.41	0.10
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)	(0.20)
Net Asset Value, End of Period	$10.90		$11.11	$9.91
Total Return++	(1.89	)%#	14.27%	1.08	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$497,582		$586,511	$206,757
Ratio of Expenses to Average Net Assets (1)	0.96	%+*	0.96%+	0.96	%+^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.96	%+*	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.22	%+*	2.01%+	2.88	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§*
Portfolio Turnover Rate	15	%#	32%	33	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	N/A		0.96%	0.97	%*
Net Investment Income to Average Net Assets	N/A		2.01%	2.87	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside of the U.S. (foreign real estate companies). The Portfolio has capital subscription commitments to certain investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$668,086	$—	$—	†	$668,086	†
Health Care	74,003	—	—		74,003
Industrial	84,537	—	1,380		85,917
Lodging/Resorts	152,737	—	—		152,737
Mixed Industrial/ Office	34,595	—	—		34,595
Office	309,082	—	—		309,082
Residential	312,056	—	—		312,056
Retail	623,924	—	—		623,924
Self Storage	73,829	—	—		73,829
Total Common Stocks	2,332,849	—	1,380	†	2,334,229	†
Rights	236	—	—		236
Short-Term Investment
Investment Company	23,479	—	—		23,479
Total Assets	$2,356,564	$—	$1,380	†	$2,357,944	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $1,067,868,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$6,673	†
Purchases	—
Sales	(6,572)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(3,371)
Realized gains (losses)	4,650
Ending Balance	$1,380	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$25

†  Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$1,380	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and significant market changes between last capital statement and valuation date, as applicable	Adjusted Capital Balance

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2015, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000 which represents 93.0% of the commitment.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2.5 billion	Over $2.5 billion
0.85%	0.80%

For the six months ended June 30, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.85% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares, 2.15% for Class C shares and 0.99% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, less than $500 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $369,792,000 and $435,080,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$51,296	$177,732	$205,549	$4	$23,479

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$45,000	$—	$41,276	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies and a dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$3,345	$(2,503)	$(842)

At December 31, 2014, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $358,239,000 and the aggregate gross unrealized depreciation is approximately $63,791,000 resulting in net unrealized appreciation of approximately $294,448,000.

At December 31, 2014, the Portfolio had available unused short-term capital losses of approximately $262,000 and long-term capital losses of approximately $5,470,000 that do not have an expiration date.

In addition, at December 31, 2014, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$4,679	December 31, 2017
41,571	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2014, the

Portfolio deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$1,432	$—

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 26.5%, 69.8% and 48.7% for Class I, Class A and Class IS shares, respectively.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.
26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRESAN
1262688 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	18
U.S. Privacy Policy	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Opportunity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

International Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
International Opportunity Portfolio Class I	$1,000.00	$1,132.30	$1,019.29	$5.87	*	$5.56	*	1.11%
International Opportunity Portfolio Class A	1,000.00	1,129.90	1,017.36	7.92	*	7.50	*	1.50
International Opportunity Portfolio Class L	1,000.00	1,127.00	1,014.88	10.55	*	9.99	*	2.00
International Opportunity Portfolio Class C	1,000.00	1,003.20	1,004.61	3.75	**	3.75	**	2.24
International Opportunity Portfolio Class IS	1,000.00	1,131.50	1,019.39	5.76	*	5.46	*	1.09

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods and the period since the end of March 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that although the Portfolio's contractual management fee was higher than its peer group average, the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (85.6%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—
Belgium (2.2%)
Anheuser-Busch InBev N.V.	4,063	487
Brazil (1.5%)
CETIP SA — Mercados Organizados	29,695	325
Canada (4.4%)
Brookfield Asset Management, Inc., Class A	10,014	350
Brookfield Infrastructure Partners LP	13,697	611
		961
China (13.5%)
Autohome, Inc. ADR (a)	12,933	654
Baidu, Inc. ADR (a)	2,327	463
JD.com, Inc. ADR (a)	8,835	301
TAL Education Group ADR (a)	31,817	1,123
Vipshop Holdings Ltd. ADR (a)	10,902	242
Wynn Macau Ltd. (d)	99,200	166
		2,949
Denmark (4.7%)
DSV A/S	31,783	1,030
France (4.6%)
Christian Dior SE	2,254	440
Danone SA	3,610	233
Hermes International	878	328
		1,001
Germany (1.3%)
Adidas AG	3,661	280
India (1.3%)
MakeMyTrip Ltd. (a)	14,733	290
Japan (3.7%)
Calbee, Inc.	19,100	805
Korea, Republic of (12.5%)
Hotel Shilla Co., Ltd.	3,637	364
Loen Entertainment, Inc.	10,616	766
NAVER Corp.	1,463	832
Seegene, Inc. (a)	6,276	231
ViroMed Co., Ltd. (a)	3,449	551
		2,744
Norway (1.2%)
TGS Nopec Geophysical Co., ASA	11,673	273
South Africa (3.5%)
Naspers Ltd., Class N	4,880	760
Switzerland (3.6%)
Kuehne & Nagel International AG (Registered)	3,280	436
Nestle SA (Registered)	4,947	357
		793
United Kingdom (10.7%)
Burberry Group PLC	35,635	880
Hargreaves Lansdown PLC	24,413	442
Intertek Group PLC	9,331	359
	Shares	Value (000)
Just Eat PLC (a)	53,935	$345
Reckitt Benckiser Group PLC	3,739	322
		2,348
United States (16.9%)
AeroSpace Technology of Korea, Inc. (a)	11,873	279
Cognizant Technology Solutions Corp., Class A (a)	9,936	607
EPAM Systems, Inc. (a)	14,799	1,054
Greenlight Capital Re Ltd., Class A (a)	14,587	425
Luxoft Holding, Inc. (a)	13,909	787
Priceline Group, Inc. (The) (a)	486	560
		3,712
Total Common Stocks (Cost $16,288)		18,758
Preferred Stock (1.0%)
India (1.0%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(e) (acquisition cost — $36; acquired 10/4/13) (Cost $36)	1,590	226
Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(e) (acquisition cost — $—@; acquired 9/16/10) (Cost $—@)	6	—	@
Participation Notes (8.6%)
China (8.6%)
China International Travel Service Corp., Ltd., Class A, Equity Linked Notes, expires 5/5/16 (a)	44,800	479
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	96,460	497
Kweichow Moutai Co., Ltd, Class A, Equity Linked Notes, expires 5/5/16 (a)	11,491	478
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	10,436	433
Total Participation Notes (Cost $1,652)		1,887
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016 @ CNY 6.70	2,495,691	5
USD/CNY November 2015 @ CNY 6.65	1,490,682	1
Total Call Options Purchased (Cost $15)		6
	Shares
Short-Term Investment (7.7%)
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,688)	1,688,045	1,688
Total Investments (102.9%) (Cost $19,679)		22,565
Liabilities in Excess of Other Assets (-2.9%)		(637)
Net Assets (100.0%)		$21,928

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

International Opportunity Portfolio

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2015.

(c)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $226,000, representing 1.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security trades on the Hong Kong exchange.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $226,000 and represents 1.0% of net assets.

@  Value is less than $500.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.5%
Information Technology Services	10.8
Internet Software & Services	10.2
Textiles, Apparel & Luxury Goods	8.5
Food Products	8.4
Short-Term Investment	7.5
Internet & Catalog Retail	7.2
Media	6.7
Beverages	6.2
Diversified Consumer Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $17,991)	$20,877
Investment in Security of Affiliated Issuer, at Value (Cost $1,688)	1,688
Total Investments in Securities, at Value (Cost $19,679)	22,565
Foreign Currency, at Value (Cost $3)	3
Cash	7
Receivable for Portfolio Shares Sold	119
Tax Reclaim Receivable	14
Due from Adviser	8
Receivable for Investments Sold	4
Dividends Receivable	3
Receivable from Affiliate	—	@
Other Assets	56
Total Assets	22,779
Liabilities:
Payable for Investments Purchased	822
Payable for Professional Fees	15
Payable for Custodian Fees	4
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Other Liabilities	9
Total Liabilities	851
Net Assets	$21,928
Net Assets Consist Of:
Paid-in-Capital	$18,256
Accumulated Undistributed Net Investment Income	55
Accumulated Net Realized Gain	731
Unrealized Appreciation (Depreciation) on:
Investments	2,886
Foreign Currency Translations	—	@
Net Assets	$21,928

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$18,974
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,204,766
Net Asset Value, Offering and Redemption Price Per Share	$15.75
CLASS A:
Net Assets	$2,241
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	143,112
Net Asset Value, Redemption Price Per Share	$15.66
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.87
Maximum Offering Price Per Share	$16.53
CLASS L:
Net Assets	$249
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,092
Net Asset Value, Offering and Redemption Price Per Share	$15.44
CLASS C:
Net Assets	$452
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,286
Net Asset Value, Offering and Redemption Price Per Share	$15.44
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	784
Net Asset Value, Offering and Redemption Price Per Share	$15.75

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $12 of Foreign Taxes Withheld)	$97
Income from Securities Loaned — Net	3
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	101
Expenses:
Advisory Fees (Note B)	67
Professional Fees	48
Registration Fees	21
Custodian Fees (Note F)	10
Administration Fees (Note C)	6
Shareholder Reporting Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	—	@
Directors' Fees and Expenses	—	@
Other Expenses	10
Total Expenses	180
Waiver of Advisory Fees (Note B)	(67)
Expenses Reimbursed by Adviser (Note B)	(23)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	87
Net Investment Income	14
Realized Gain (Loss):
Investments Sold	354
Foreign Currency Transactions	(1)
Net Realized Gain	353
Change in Unrealized Appreciation (Depreciation):
Investments	1,219
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	1,220
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,573
Net Increase in Net Assets Resulting from Operations	$1,587

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

International Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14	$46
Net Realized Gain	353	584
Net Change in Unrealized Appreciation (Depreciation)	1,220	(475)
Net Increase in Net Assets Resulting from Operations	1,587	155
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(4)
Net Realized Gain	—	(210)
Class A:
Net Investment Income	—	(— @)
Net Realized Gain	—	(23)
Class L:
Net Realized Gain	—	(4)
Class IS:
Net Investment Income	—	(— @)
Net Realized Gain	—	(— @)
Total Distributions	—	(241)
Capital Share Transactions:(1)
Class I:
Subscribed	6,717	3,295
Distributions Reinvested	—	78
Redeemed	(131)	(26)
Class A:
Subscribed	1,449	1,260
Distributions Reinvested	—	18
Redeemed	(321)	(529)
Class L:
Subscribed	32	59
Distributions Reinvested	—	1
Redeemed	(2)	(1)
Class C:
Subscribed	458 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	8,202	4,155
Redemption Fees	—	— @
Total Increase in Net Assets	9,789	4,069
Net Assets:
Beginning of Period	12,139	8,070
End of Period (Including Accumulated Undistributed Net Investment Income of $55 and $41)	$21,928	$12,139

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

International Opportunity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)		Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	427		227
Shares Issued on Distributions Reinvested	—		6
Shares Redeemed	(8)		(2)
Net Increase in Class I Shares Outstanding	419		231
Class A:
Shares Subscribed	94		88
Shares Issued on Distributions Reinvested	—		1
Shares Redeemed	(22)		(37)
Net Increase in Class A Shares Outstanding	72		52
Class L:
Shares Subscribed	2		4
Shares Issued on Distributions Reinvested	—		—	@@
Shares Redeemed	(—	@@)	(—	@@)
Net Increase in Class L Shares Outstanding	2		4
Class C:
Shares Subscribed	29	*	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from March 31, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$13.92		$13.77	$11.19	$10.26	$12.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02		0.08	0.10	0.08	0.08	0.03
Net Realized and Unrealized Gain (Loss)	1.81		0.36	2.85	0.92	(1.31)	2.04
Total from Investment Operations	1.83		0.44	2.95	1.00	(1.23)	2.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.09)	(0.07)	(0.10)	—
Net Realized Gain	—		(0.28)	(0.28)	—	(0.48)	—
Total Distributions	—		(0.29)	(0.37)	(0.07)	(0.58)	—
Redemption Fees	—		0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$15.75		$13.92	$13.77	$11.19	$10.26	$12.07
Total Return++	13.23	%#	3.14%	26.47%	9.76%	(10.16)%	20.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,974		$10,943	$7,647	$5,259	$4,822	$5,672
Ratio of Expenses to Average Net Assets (1)	1.11	%+*	1.09%+	1.13%+	1.14%+	1.15%+	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.25	%+*	0.57%+	0.82%+	0.70%+	0.67%+	0.33	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%	0.01%	0.00%§	0.00	%§*
Portfolio Turnover Rate	12	%#	33%	40%	33%	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.33	%*	3.25%	3.84%	3.87%	3.82%	4.79	%+*
Net Investment Loss to Average Net Assets	(0.97	)%*	(1.59)%	(1.89)%	(2.03)%	(2.00)%	(3.31	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from March 31, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$13.87		$13.78	$11.19		$10.26	$12.04	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.01	0.02		0.05	0.05	0.01
Net Realized and Unrealized Gain (Loss)	1.80		0.37	2.89		0.92	(1.30)	2.03
Total from Investment Operations	1.79		0.38	2.91		0.97	(1.25)	2.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.04)		(0.04)	(0.05)	—
Net Realized Gain	—		(0.28)	(0.28)		—	(0.48)	—
Total Distributions	—		(0.29)	(0.32)		(0.04)	(0.53)	—
Redemption Fees	—		0.00 ‡	—		—	—	—
Net Asset Value, End of Period	$15.66		$13.87	$13.78		$11.19	$10.26	$12.04
Total Return++	12.99	%#	2.71%	26.12%		9.49%	(10.33)%	20.40	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,241		$992	$275		$112	$103	$120
Ratio of Expenses to Average Net Assets (1)	1.50	%+*	1.49%+	1.44	%+^^	1.39%+	1.40%+	1.40	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.16	)%+*	0.04%+	0.13	%+	0.45%+	0.42%+	0.08	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%		0.01%	0.00%§	0.00	%§*
Portfolio Turnover Rate	12	%#	33%	40%		33%	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.92	%*	3.81%	4.49%		4.12%	4.07%	5.04	%+*
Net Investment Loss to Average Net Assets	(1.58	)%*	(2.28)%	(2.92)%		(2.28)%	(2.25)%	(3.56	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.40% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from March 31, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$13.71		$13.68	$11.13		$10.22	$12.00	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.04)		(0.05)	(0.00	)‡	(0.01)	(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss)	1.77		0.36	2.83		0.92	(1.29)	2.03
Total from Investment Operations	1.73		0.31	2.83		0.91	(1.30)	2.00
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.28)	(0.28)		—	(0.48)	—
Redemption Fees	—		0.00 ‡	—		—	—	—
Net Asset Value, End of Period	$15.44		$13.71	$13.68		$11.13	$10.22	$12.00
Total Return++	12.70	%#	2.24%	25.49%		8.90%	(10.81)%	20.00	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$249		$193	$137		$112	$102	$120
Ratio of Expenses to Average Net Assets (1)	2.00	%+*	1.99%+	1.92	%+^^	1.89%+	1.90%+	1.90	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.57	)%+*	(0.38)%+	(0.00	)%+§	(0.05)%+	(0.08)%+	(0.42	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%		0.01%	0.00%§	0.00	%§*
Portfolio Turnover Rate	12	%#	33%	40%		33%	37%	18	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.78	%*	5.06%	4.91%		4.62%	4.57%	5.54	%+*
Net Investment Loss to Average Net Assets	(2.35	)%*	(3.45)%	(2.99)%		(2.78)%	(2.75)%	(4.06	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.90% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Opportunity Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$15.39
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)
Net Realized and Unrealized Gain	0.08
Total from Investment Operations	0.05
Net Asset Value, End of Period	$15.44
Total Return++	0.32	%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$452
Ratios of Expenses to Average Net Assets (1)	2.24	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.24	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	12	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.90	%*
Net Investment Loss to Average Net Assets	(2.90	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Opportunity Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$13.92		$13.77	$12.75
Income (Loss) from Investment Operations:
Net Investment Income Gain (Loss)†	0.01		0.07	(0.02)
Net Realized and Unrealized Gain	1.82		0.37	1.41
Total from Investment Operations	1.83		0.44	1.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.09)
Net Realized Gain	—		(0.28)	(0.28)
Total Distributions	—		(0.29)	(0.37)
Redemption Fees	—		0.00 ‡	—
Net Asset Value, End of Period	$15.75		$13.92	$13.77
Total Return++	13.15	%#	3.22%	10.96	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$12		$11	$11
Ratio of Expenses to Average Net Assets (1)	1.09	%+*	1.08%+	1.08	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.31	%+*	0.51%+	(0.47	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01	%*
Portfolio Turnover Rate	12	%#	33%	40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	14.93	%*	20.64%	9.61	%*
Net Investment Loss to Average Net Assets	(13.53	)%*	(19.05)%	(9.00	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.09% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Opportunity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World Ex-United States Index.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April, 30, 2015 the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$279	$—	$—		$279
Beverages	487	—	—		487
Biotechnology	782	—	—		782
Capital Markets	767	—	—		767
Diversified Consumer Services	1,123	—	—		1,123
Electric Utilities	611	—	—		611
Energy Equipment & Services	273	—	—		273
Food Products	1,395	—	—		1,395
Hotels, Restaurants & Leisure	166	—	—		166
Household Products	322	—	—		322
Information Technology Services	2,448	—	—		2,448
Insurance	425	—	—		425
Internet & Catalog Retail	1,393	—	—		1,393
Internet Software & Services	2,294	—	—		2,294
Marine	436	—	—		436
Media	1,526	—	—		1,526
Multi-Utilities	—	—	—	†	—	†
Professional Services	359	—	—		359
Real Estate Management & Development	350	—	—		350
Road & Rail	1,030	—	—		1,030

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Specialty Retail	$364	$—		$—		$364
Textiles, Apparel & Luxury Goods	1,928	—		—		1,928
Total Common Stocks	18,758	—		—	†	18,758	†
Preferred Stock	—	—		226		226
Convertible Preferred Stock	—	—	@	—		—	@
Participation Notes	—	1,887		—		1,887
Call Options Purchased	—	6		—		6
Short-Term Investment
Investment Company	1,688	—		—		1,688
Total Assets	$20,446	$1,893		$226	†	$22,565	†

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $9,020,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015. At June 30, 2015, the Portfolio held a security with a value of less than $500 that transferred from Level 3 to Level 2. This security was valued using significant unobservable inputs at December 31, 2014 and was valued using other significant observable inputs at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Preferred Stock (000)	Convertible Preferred Stock (000)
Beginning Balance	$—	†	$190	$—	@
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	(—	@)
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	—		36	—	@
Realized gains (losses)	—		—	—
Ending Balance	$—	†	$226	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$—		$36	$—	@

@  Value is less than $500.

†  Includes one security which was valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stock	$226	Market Transaction Method	Issuance Price of Financing	$119.76	$119.76	$119.76	Increase
			Issuance Price of Pending Financing	$142.24	$142.24	$142.24	Increase

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$6	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(5	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(9	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$6	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$6	$—	$—	$6

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	3,283,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Portfolio did not have any outstanding securities on loan.

6.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

9.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.50% for Class A shares, 2.00% for Class L shares, 2.25% for Class C shares and 1.09% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $67,000 of advisory fees were waived and approximately $26,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,211,000 and $1,807,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$253	$7,588	$6,153	$1	$1,688

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$102	$139	$51	$162

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing in the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a dividend redesignation, basis adjustments on partnerships and equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(4)	$4	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$41	$384

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,217,000 and the aggregate gross unrealized depreciation is approximately $331,000 resulting in net unrealized appreciation of approximately $2,886,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 25.8% and 72.1% for Class I and Class A shares, respectively.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

30

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIIOSAN
1260899 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	18
U.S. Privacy Policy	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Advantage Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Advantage Portfolio Class I	$1,000.00	$1,063.00	$1,020.48	$4.45	*	$4.36	*	0.87%
Advantage Portfolio Class A	1,000.00	1,061.70	1,018.89	6.08	*	5.99	*	1.19
Advantage Portfolio Class L	1,000.00	1,063.00	1,019.98	4.96	*	4.86	*	0.97
Advantage Portfolio Class C	1,000.00	987.30	1,005.11	3.22	**	3.25	**	1.94
Advantage Portfolio Class IS	1,000.00	1,062.90	1,020.68	4.25	*	4.16	*	0.83

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (99.6%)
Beverages (4.3%)
Monster Beverage Corp. (a)	4,045	$542
PepsiCo, Inc.	8,304	775
		1,317
Diversified Financial Services (7.0%)
Berkshire Hathaway, Inc., Class B (a)	6,125	834
McGraw Hill Financial, Inc.	9,531	957
MSCI, Inc.	6,094	375
		2,166
Food & Staples Retailing (6.2%)
Costco Wholesale Corp.	5,603	757
Walgreens Boots Alliance, Inc.	13,577	1,146
		1,903
Food Products (10.4%)
Keurig Green Mountain, Inc.	7,349	563
Kraft Foods Group, Inc.	5,604	477
Mead Johnson Nutrition Co.	10,042	906
Mondelez International, Inc., Class A	13,590	559
Nestle SA ADR (Switzerland)	9,807	708
		3,213
Hotels, Restaurants & Leisure (7.1%)
Dunkin' Brands Group, Inc.	6,075	334
Panera Bread Co., Class A (a)	1,619	283
Restaurant Brands International, Inc.	8,552	327
Starbucks Corp.	23,023	1,234
		2,178
Information Technology Services (5.8%)
Cognizant Technology Solutions Corp., Class A (a)	5,057	309
Mastercard, Inc., Class A	9,281	868
Visa, Inc., Class A	9,355	628
		1,805
Insurance (1.2%)
Progressive Corp. (The)	12,960	361
Internet & Catalog Retail (9.3%)
Amazon.com, Inc. (a)	6,621	2,874
Internet Software & Services (23.3%)
Alibaba Group Holding Ltd. ADR (China) (a)	4,872	401
eBay, Inc. (a)	5,527	333
Facebook, Inc., Class A (a)	32,023	2,746
Google, Inc., Class C (a)	2,768	1,441
LinkedIn Corp., Class A (a)	5,061	1,046
Twitter, Inc. (a)	33,242	1,204
		7,171
Life Sciences Tools & Services (2.4%)
Thermo Fisher Scientific, Inc.	5,737	744
Media (4.9%)
Naspers Ltd., Class N (South Africa)	3,836	597
Walt Disney Co. (The)	7,979	911
		1,508
	Shares	Value (000)
Pharmaceuticals (6.9%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,194	$1,154
Zoetis, Inc.	20,175	973
		2,127
Specialty Retail (3.4%)
L Brands, Inc.	3,483	299
TJX Cos., Inc. (The)	11,154	738
		1,037
Tech Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	9,044	1,134
Textiles, Apparel & Luxury Goods (3.7%)
Christian Dior SE (France)	4,122	805
Hermes International (France)	231	86
Michael Kors Holdings Ltd. (a)	6,311	266
		1,157
Total Common Stocks (Cost $23,423)		30,695
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016@ CNY 6.70	4,812,538	10
USD/CNY November 2015@ CNY 6.65	4,375,807	2
Total Call Options Purchased (Cost $33)		12
	Shares
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $80)	79,856	80
Total Investments (99.9%) (Cost $23,536)		30,787
Other Assets in Excess of Liabilities (0.1%)		27
Net Assets (100.0%)		$30,814

(a)  Non-income producing security.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Advantage Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.9%
Internet Software & Services	23.3
Food Products	10.4
Internet & Catalog Retail	9.3
Hotels, Restaurants & Leisure	7.1
Diversified Financial Services	7.0
Pharmaceuticals	6.9
Food & Staples Retailing	6.2
Information Technology Services	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $23,456)	$30,707
Investment in Security of Affiliated Issuer, at Value (Cost $80)	80
Total Investments in Securities, at Value (Cost $23,536)	30,787
Foreign Currency, at Value (Cost $4)	4
Dividends Receivable	10
Receivable from Affiliate	—	@
Receivable for Portfolio Shares Sold	—	@
Other Assets	65
Total Assets	30,866
Liabilities:
Payable for Professional Fees	18
Payable for Advisory Fees	16
Payable for Custodian Fees	7
Payable for Portfolio Shares Redeemed	5
Payable for Administration Fees	2
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	2
Total Liabilities	52
Net Assets	$30,814
Net Assets Consist of:
Paid-in-Capital	$21,893
Accumulated Undistributed Net Investment Income	49
Accumulated Net Realized Gain	1,621
Unrealized Appreciation (Depreciation) on:
Investments	7,251
Foreign Currency Translations	(—	@)
Net Assets	$30,814

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$19,734
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,103,198
Net Asset Value, Offering and Redemption Price Per Share	$17.89
CLASS A:
Net Assets	$4,942
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	278,768
Net Asset Value, Redemption Price Per Share	$17.73
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.98
Maximum Offering Price Per Share	$18.71
CLASS L:
Net Assets	$5,912
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	330,669
Net Asset Value, Offering and Redemption Price Per Share	$17.88
CLASS C:
Net Assets	$214
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,990
Net Asset Value, Offering and Redemption Price Per Share	$17.85
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	685
Net Asset Value, Offering and Redemption Price Per Share	$17.90

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$180
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	181
Expenses:
Advisory Fees (Note B)	111
Professional Fees	48
Shareholder Services Fees — Class A (Note D)	7
Distribution and Shareholder Services Fees — Class L (Note D)	29
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Registration Fees	21
Administration Fees (Note C)	13
Shareholder Reporting Fees	11
Sub Transfer Agency Fees — Class I	3
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class L	3
Custodian Fees (Note F)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	2
Directors' Fees and Expenses	—	@
Other Expenses	10
Total Expenses	270
Waiver of Advisory Fees (Note B)	(86)
Distribution Fees — Class L Shares Waived (Note D)	(28)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	154
Net Investment Income	27
Realized Gain:
Investments Sold	1,388
Foreign Currency Transactions	1
Net Realized Gain	1,389
Change in Unrealized Appreciation (Depreciation):
Investments	338
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	338
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,727
Net Increase in Net Assets Resulting from Operations	$1,754

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31,2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$27	$39
Net Realized Gain	1,389	1,140
Net Change in Unrealized Appreciation (Depreciation)	338	716
Net Increase in Net Assets Resulting from Operations	1,754	1,895
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(5)
Net Realized Gain	—	(781)
Class A:
Net Investment Income	—	—
Net Realized Gain	—	(166)
Class L:
Net Investment Income	—	(1)
Net Realized Gain	—	(267)
Class IS:
Net Investment Income	—	(— @)
Net Realized Gain	—	(1)
Total Distributions	—	(1,221)
Capital Share Transactions:(1)
Class I:
Subscribed	2,979	4,207
Distributions Reinvested	—	434
Redeemed	(2,301)	(1,822)
Class A:
Subscribed	3,465	2,507
Distributions Reinvested	—	166
Redeemed	(2,487)	(2,170)
Class L:
Subscribed	2,963	3,222
Distributions Reinvested	—	254
Redeemed	(4,045)	(967)
Class C:
Subscribed	216 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	790	5,831
Total Increase in Net Assets	2,544	6,505
Net Assets:
Beginning of Period	28,270	21,765
End of Period (Including Accumulated Undistributed Net Investment Income of $49 and $22)	$30,814	$28,270

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	164	255
Shares Issued on Distributions Reinvested	—	27
Shares Redeemed	(129)	(111)
Net Increase in Class I Shares Outstanding	35	171
Class A:
Shares Subscribed	194	155
Shares Issued on Distributions Reinvested	—	10
Shares Redeemed	(139)	(133)
Net Increase in Class A Shares Outstanding	55	32
Class L:
Shares Subscribed	164	194
Shares Issued on Distributions Reinvested	—	16
Shares Redeemed	(223)	(59)
Net Increase (Decrease) in Class L Shares Outstanding	(59)	151
Class C:
Shares Subscribed	12 *	—

@  Amount is less than $500.

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Advantage Portfolio

	Class I**
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from September 1, 2010 to December 31,		Year Ended August 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010		2010
Net Asset Value, Beginning of Period	$16.83		$16.41	$12.40	$11.38	$10.87	$9.15		$7.97
Income from Investment Operations:
Net Investment Income†	0.02		0.04	0.01	0.14	0.04	0.01		0.04
Net Realized and Unrealized Gain	1.04		1.15	4.54	1.72	0.54	1.74		1.19
Total from Investment Operations	1.06		1.19	4.55	1.86	0.58	1.75		1.23
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	—	(0.10)	(0.07)	(0.03)		(0.05)
Net Realized Gain	—		(0.76)	(0.54)	(0.74)	—	—		—
Total Distributions	—		(0.77)	(0.54)	(0.84)	(0.07)	(0.03)		(0.05)
Net Asset Value, End of Period	$17.89		$16.83	$16.41	$12.40	$11.38	$10.87		$9.15
Total Return++	6.30	%#	7.43%	37.11%	16.38%	5.33%	19.30	%#	15.34%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,734		$17,971	$14,712	$8,595	$7,239	$5,015		$4,223
Ratio of Expenses to Average Net Assets (1)	0.87	%+^*	1.04%+	1.04%+	1.05%+	1.05%+	1.02	%+*	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	0.25	%+*	N/A
Ratio of Net Investment Income to Average Net Assets (1)	0.25	%+*	0.23%+	0.11%+	1.08%+	0.39%+	0.42	%+*	0.49%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%	0.00%§	0.00%§	0.03	%*	N/A
Portfolio Turnover Rate	23	%#	31%	36%	50%	28%	33	%#	32%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.40	%*	1.78%	2.33%	2.34%	3.43%	3.49	%+*	4.49%
Net Investment Loss to Average Net Assets	(0.28	)%*	(0.51)%	(1.18)%	(0.21)%	(1.99)%	(2.05	)%+*	(2.95)%

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended August 31, 2010 reflect the historical per share data of Class I shares of the Predecessor Fund.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum of 0.85% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.05% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Advantage Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from September 1, 2010 to December 31,		Period from May 21, 2010^ to August 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010		2010
Net Asset Value, Beginning of Period	$16.70		$16.34	$12.39		$11.37	$10.86	$9.15		$9.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		(0.03)	(0.07)		0.11	0.02	0.01		0.01
Net Realized and Unrealized Gain	1.04		1.15	4.56		1.72	0.53	1.73		0.14
Total from Investment Operations	1.03		1.12	4.49		1.83	0.55	1.74		0.15
Distributions from and/or in Excess of:
Net Investment Income	—		—	—		(0.07)	(0.04)	(0.03)		—
Net Realized Gain	—		(0.76)	(0.54)		(0.74)	—	—		—
Total Distributions	—		(0.76)	(0.54)		(0.81)	(0.04)	(0.03)		—
Net Asset Value, End of Period	$17.73		$16.70	$16.34		$12.39	$11.37	$10.86		$9.15
Total Return++	6.17	%#	7.05%	36.65%		16.11%	5.07%	19.16	%#	1.56	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,942		$3,738	$3,134		$12	$11	$10		$1
Ratio of Expenses to Average Net Assets (1)	1.19	%+^^^*	1.39%+	1.35	%+^^	1.30%+	1.30%+	1.29	%+*	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		N/A	N/A	0.52	%+*	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.15	)%+*	(0.15)%+	(0.44	)%+	0.83%+	0.14%+	0.15	%+*	0.27	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.00%§	0.00%§	0.03	%*	N/A
Portfolio Turnover Rate	23	%#	31%	36%		50%	28%	33	%#	32	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.72	%*	2.14%	2.68%		2.59%	3.68%	3.76	%+	2.59	%*
Net Investment Loss to Average Net Assets	(0.68	)%*	(0.90)%	(1.77)%		(0.46)%	(2.24)%	(2.32	)%+	(1.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum of 1.20% for Class A shares. Prior to January 23, 2015, the maximum ratio was 1.40% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Advantage Portfolio

	Class L**
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from September 1, 2010 to December 31,		Year Ended August 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010		2010
Net Asset Value, Beginning of Period	$16.82		$16.42	$12.42	$11.39	$10.89	$9.16		$7.96
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.02	(0.01)	0.13	0.04	0.01		0.04
Net Realized and Unrealized Gain	1.05		1.14	4.55	1.74	0.52	1.75		1.19
Total from Investment Operations	1.06		1.16	4.54	1.87	0.56	1.76		1.23
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00)‡	—	(0.10)	(0.06)	(0.03)		(0.03)
Net Realized Gain	—		(0.76)	(0.54)	(0.74)	—	—		—
Total Distributions	—		(0.76)	(0.54)	(0.84)	(0.06)	(0.03)		(0.03)
Net Asset Value, End of Period	$17.88		$16.82	$16.42	$12.42	$11.39	$10.89		$9.16
Total Return++	6.30	%#	7.28%	36.97%	16.42%	5.19%	19.20	%#	15.43%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,912		$6,549	$3,908	$722	$208	$155		$156
Ratio of Expenses to Average Net Assets (1)	0.97	%+^^*	1.18%+	1.08%+^	1.09%+	1.09%+	1.06	%+*	1.08%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	0.29	%+*	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.14	%+*	0.12%+	(0.06)%+	1.04%+	0.35%+	0.38	%+*	0.45%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.00%§	0.00%§	0.03	%*	N/A
Portfolio Turnover Rate	23	%#	31%	36%	50%	28%	33	%#	32%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.21	%*	2.64%	3.10%	3.09%	4.18%	3.53	%+*	4.53%
Net Investment Loss to Average Net Assets	(1.10	)%*	(1.34)%	(2.08)%	(0.96)%	(2.74)%	(2.09	)%+*	(3.00)%

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Core Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended August 31, 2010 reflect the historical per share data of Class C shares of the Predecessor Fund.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.19% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.09% for Class L shares.

^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum of 0.99% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.19% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Advantage Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$18.08
Income (Loss) from Investment Operations:
Net Investment Income Loss†	(0.05)
Net Realized and Unrealized Loss	(0.18)
Total from Investment Operations	(0.23)
Net Asset Value, End of Period	$17.85
Total Return++	(1.27	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$214
Ratios of Expenses to Average Net Assets (1)	1.94	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.33	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.90	%*
Net Investment Loss to Average Net Assets	(3.29	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Advantage Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$16.84		$16.41	$14.59
Income (Loss) from Investment Operations:
Net Investment Income Gain (Loss)†	0.03		0.04	(0.01)
Net Realized and Unrealized Gain	1.03		1.16	2.21
Total from Investment Operations	1.06		1.20	2.20
Distribution from and/or in Excess of:
Net Investment Income	—		(0.01)	—
Net Realized Gain	—		(0.76)	(0.38)
Total Distributions	—		(0.77)	(0.38)
Net Asset Value, End of Period	$17.90		$16.84	$16.41
Total Return++	6.29	%#	7.50%	15.15	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12	$11
Ratio of Expenses to Average Net Assets (1)	0.83	%+^^^*	1.00%+	1.01	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.30	%+*	0.26%+	(0.25	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00	%§*
Portfolio Turnover Rate	23	%#	31%	36	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	13.51	%*	18.84%	7.31	%*
Net Investment Loss to Average Net Assets	(12.38	)%*	(17.58)%	(6.55	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.01% for Class IS shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum of 0.81% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.01% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Advantage Portfolio. The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve the investment objective by investing primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Directors

(the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances

(unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$1,317	$—	$—	$1,317
Diversified Financial Services	2,166	—	—	2,166
Food & Staples Retailing	1,903	—	—	1,903
Food Products	3,213	—	—	3,213
Hotels, Restaurants & Leisure	2,178	—	—	2,178
Information Technology Services	1,805	—	—	1,805
Insurance	361	—	—	361
Internet & Catalog Retail	2,874	—	—	2,874

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Internet Software & Services	$7,171	$—	$—	$7,171
Life Sciences Tools & Services	744	—	—	744
Media	1,508	—	—	1,508
Pharmaceuticals	2,127	—	—	2,127
Specialty Retail	1,037	—	—	1,037
Tech Hardware, Storage & Peripherals	1,134	—	—	1,134
Textiles, Apparel & Luxury Goods	1,157	—	—	1,157
Total Common Stocks	30,695	—	—	30,695
Call Options Purchased	—	12	—	12
Short-Term Investment
Investment Company	80	—	—	80
Total Assets	$30,775	$12	$—	$30,787

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $1,488,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$12	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(12	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(24)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$12	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments'

payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$12	$—	$—	$12

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	8,906,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

Effective March 2, 2015, the Portfolio's annual rate based on the daily net assets was reduced and is as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.15% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes,

interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.19% for Class L shares and 1.01% for Class IS shares. Effective January 23, 2015, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares (effective April 30, 2015) and 0.81% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $86,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year the 12b-1 fees on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2015, this waiver amounted to approximately $28,000.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,268,000 and $7,202,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$1,407	$10,463	$11,790	$1	$80

During the six months ended June 30, 2015, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$121	$1,100	$251	$420

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(21)	$21	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$18	$244

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,003,000 and the aggregate gross unrealized depreciation is approximately $752,000 resulting in net unrealized appreciation of approximately $7,251,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 15.2%, 46.0% and 43.5% for Class I, Class A and Class L shares, respectively.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIADVSAN
1262673 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Opportunity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Opportunity Portfolio Class I	$1,000.00	$1,113.60	$1,020.43	$4.61	$4.41	0.88%
Opportunity Portfolio Class A	1,000.00	1,111.10	1,018.70	6.44	6.16	1.23
Opportunity Portfolio Class L	1,000.00	1,108.80	1,016.22	9.05	8.65	1.73
Opportunity Portfolio Class IS	1,000.00	1,114.40	1,020.78	4.25	4.06	0.81

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Opportunity Portfolio

	Shares	Value (000)
Common Stocks (90.3%)
Aerospace & Defense (2.0%)
TransDigm Group, Inc. (a)	20,631	$4,635
Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	63,020	2,906
Beverages (1.6%)
Anheuser-Busch InBev N.V. (Belgium)	31,789	3,810
Capital Markets (5.4%)
CETIP SA — Mercados Organizados (Brazil)	272,357	2,985
WisdomTree Investments, Inc.	433,316	9,518
		12,503
Chemicals (3.5%)
Monsanto Co.	75,665	8,065
Diversified Consumer Services (3.4%)
TAL Education Group ADR (China) (a)	220,154	7,771
Diversified Financial Services (4.9%)
CME Group, Inc.	43,040	4,005
MSCI, Inc.	117,147	7,211
		11,216
Hotels, Restaurants & Leisure (1.6%)
Wynn Resorts Ltd.	37,580	3,708
Information Technology Services (21.5%)
Cognizant Technology Solutions Corp., Class A (a)	120,979	7,391
EPAM Systems, Inc. (a)	95,863	6,828
FleetCor Technologies, Inc. (a)	28,821	4,498
Luxoft Holding, Inc. (a)	94,735	5,357
Mastercard, Inc., Class A	141,735	13,249
Visa, Inc., Class A	185,760	12,474
		49,797
Insurance (1.6%)
Greenlight Capital Re Ltd., Class A (a)	130,578	3,809
Internet & Catalog Retail (14.1%)
Amazon.com, Inc. (a)	43,501	18,883
Priceline Group, Inc. (The) (a)	11,825	13,615
		32,498
Internet Software & Services (23.4%)
Baidu, Inc. ADR (China) (a)	18,928	3,768
Facebook, Inc., Class A (a)	339,725	29,137
Google, Inc., Class A (a)	7,701	4,159
Google, Inc., Class C (a)	19,512	10,156
NAVER Corp. (Korea, Republic of)	6,517	3,704
Twitter, Inc. (a)	85,659	3,103
		54,027
Media (1.3%)
Naspers Ltd., Class N (South Africa)	19,691	3,067
Road & Rail (3.0%)
DSV A/S (Denmark)	211,339	6,847
Textiles, Apparel & Luxury Goods (1.7%)
Burberry Group PLC (United Kingdom)	156,401	3,861
Total Common Stocks (Cost $108,193)		208,520
	Shares	Value (000)
Preferred Stock (1.3%)
Internet & Catalog Retail (1.3%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost — $1,502; acquired 4/16/14) (Cost $1,502)	36,894	$3,124
Participation Note (4.0%)
Beverages (4.0%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a) (Cost $5,044)	221,337	9,192
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016@ CNY 6.70	30,711,040	67
USD/CNY November 2015@ CNY 6.65	36,335,180	14
Total Call Options Purchased (Cost $238)		81
	Shares
Short-Term Investment (4.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $9,397)	9,396,570	9,397
Total Investments (99.7%) (Cost $124,374)		230,314
Other Assets in Excess of Liabilities (0.3%)		722
Net Assets (100.0%)		$231,036

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2015.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $3,124,000 and represents 1.4% of net assets.

(d)  At June 30, 2015, the Portfolio held a fair valued security valued at approximately $3,124,000, representing 1.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Opportunity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.4%
Internet Software & Services	23.5
Information Technology Services	21.6
Internet & Catalog Retail	15.5
Beverages	5.6
Capital Markets	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $114,977)	$220,917
Investment in Security of Affiliated Issuer, at Value (Cost $9,397)	9,397
Total Investments in Securities, at Value (Cost $124,374)	230,314
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Investments Sold	4,178
Dividends Receivable	72
Receivable for Portfolio Shares Sold	24
Tax Reclaim Receivable	14
Receivable from Affiliate	1
Other Assets	60
Total Assets	234,663
Liabilities:
Payable for Investments Purchased	2,758
Due to Broker	260
Payable for Advisory Fees	189
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	85
Payable for Transfer Agency Fees — Class L	11
Payable for Reorganization Expense	89
Payable for Shareholder Services Fees — Class A	40
Payable for Distribution and Shareholder Services Fees — Class L	19
Payable for Portfolio Shares Redeemed	46
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	37
Payable for Sub Transfer Agency Fees — Class L	6
Payable for Professional Fees	37
Payable for Administration Fees	15
Payable for Custodian Fees	7
Other Liabilities	27
Total Liabilities	3,627
Net Assets	$231,036
Net Assets Consist of:
Paid-in-Capital	$100,379
Accumulated Net Investment Loss	(819)
Accumulated Net Realized Gain	25,538
Unrealized Appreciation (Depreciation) on:
Investments	105,940
Foreign Currency Translations	(2)
Net Assets	$231,036

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$10,484
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	434,607
Net Asset Value, Offering and Redemption Price Per Share	$24.12
CLASS A:
Net Assets	$190,358
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,029,546
Net Asset Value, Redemption Price Per Share	$23.71
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.31
Maximum Offering Price Per Share	$25.02
CLASS L:
Net Assets	$30,182
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,465,831
Net Asset Value, Offering and Redemption Price Per Share	$20.59
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	510
Net Asset Value, Offering and Redemption Price Per Share	$24.16

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $21 of Foreign Taxes Withheld)	$645
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	649
Expenses:
Advisory Fees (Note B)	573
Shareholder Services Fees — Class A (Note D)	236
Distribution and Shareholder Services Fees — Class L (Note D)	113
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	168
Transfer Agency Fees — Class L (Note E)	24
Transfer Agency Fees — Class IS (Note E)	1
Reorganization Expense (Note I)	108
Sub Transfer Agency Fees — Class I	4
Sub Transfer Agency Fees — Class A	87
Sub Transfer Agency Fees — Class L	14
Administration Fees (Note C)	92
Professional Fees	50
Shareholder Reporting Fees	37
Registration Fees	25
Custodian Fees (Note F)	20
Directors' Fees and Expenses	5
Pricing Fees	3
Other Expenses	13
Total Expenses	1,574
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class A (Note B)	(91)
Reimbursement of Class Specific Expenses — Class L (Note B)	(12)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	1,465
Net Investment Loss	(816)
Realized Gain (Loss):
Investments Sold	22,686
Foreign Currency Transactions	(3)
Net Realized Gain	22,683
Change in Unrealized Appreciation (Depreciation):
Investments	2,418
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	2,418
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	25,101
Net Increase in Net Assets Resulting from Operations	$24,285

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(816)	$(920)
Net Realized Gain	22,683	7,026
Net Change in Unrealized Appreciation (Depreciation)	2,418	(371)
Net Increase in Net Assets Resulting from Operations	24,285	5,735
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(252)
Class A:
Net Realized Gain	—	(3,870)
Class L:
Net Realized Gain	—	(697)
Class IS:
Net Realized Gain	—	(— @)
Total Distributions	—	(4,819)
Capital Share Transactions:(1)
Class I:
Subscribed	2,216	3,299
Distributions Reinvested	—	245
Redeemed	(5,571)	(4,460)
Class A:
Subscribed	2,359	4,061
Distributions Reinvested	—	3,713
Redeemed	(17,231)	(31,707)
Class L:
Subscribed	123	301
Distributions Reinvested	—	637
Redeemed	(2,184)	(4,436)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(20,288)	(28,347)
Total Increase (Decrease) in Net Assets	3,997	(27,431)
Net Assets:
Beginning of Period	227,039	254,470
End of Period (Including Accumulated Net Investment Loss of $(819) and $(3))	$231,036	$227,039
(1) Capital Share Transactions:
Class I:
Shares Subscribed	93	152
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(247)	(208)
Net Decrease in Class I Shares Outstanding	(154)	(44)
Class A:
Shares Subscribed	102	191
Shares Issued on Distributions Reinvested	—	179
Shares Redeemed	(755)	(1,492)
Net Decrease in Class A Shares Outstanding	(653)	(1,122)
Class L:
Shares Subscribed	6	17
Shares Issued on Distributions Reinvested	—	35
Shares Redeemed	(108)	(239)
Net Decrease in Class L Shares Outstanding	(102)	(187)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Opportunity Portfolio

	Class I*
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from July 1, 2010 to December 31,		Year Ended June 30,
Selected Per Share Data and Ratios	(unaudited)		2014		2013	2012	2011	2010		2010
Net Asset Value, Beginning of Period	$21.66		$21.47		$16.59	$15.16	$15.23	$11.91		$9.59
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.04)		0.02		0.02	0.02	0.00 ‡	0.02		(0.02)
Net Realized and Unrealized Gain (Loss)	2.50		0.61		7.13	1.41	(0.07)	3.30		2.34
Total from Investment Operations	2.46		0.63		7.15	1.43	(0.07)	3.32		2.32
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.44)		(2.27)	—	—	—		—
Net Asset Value, End of Period	$24.12		$21.66		$21.47	$16.59	$15.16	$15.23		$11.91
Total Return++	11.36	%#	3.01%		43.92%	9.43%	(0.46)%	27.88	%#	24.19%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$10.5		$12.8		$13.6	$11.9	$13.2	$13.0		$11.0
Ratio of Expenses to Average Net Assets (1)	0.88	%+@	0.81	%+	0.86%+	0.88%+	0.88%+	0.72	%+@	1.14%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	N/A	N/A	0.90	%+@	0.96%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.31	)%+@	0.07	%+	0.13%+	0.14%+	0.01%+	0.25	%+@	(0.14)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§@	0.00	%§	0.00%§	0.00%§	0.00%§	0.00	%§@	N/A
Portfolio Turnover Rate	5	%#	8%		21%	24%	21%	6	%#	12%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.82	%@	N/A		0.87%	0.91%	0.95%	N/A		N/A
Net Investment Income (Loss) to Average Net Assets	(0.25	)%@	N/A		0.12%	0.11%	(0.06)%	N/A		N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the 12-month period ended June 30, 2010 reflect the historical per share data of Class I shares of the Predecessor Fund.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from July 1, 2010^ to December 31,		Period from May 21, 2010^ to June 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	2010		2010
Net Asset Value, Beginning of Period	$21.32		$21.23	$16.47		$15.08	$15.19	$11.89		$12.13
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.08)		(0.07)	(0.10)		(0.02)	(0.04)	0.00	‡	(0.01)
Net Realized and Unrealized Gain (Loss)	2.47		0.60	7.13		1.41	(0.07)	3.30		(0.23)
Total from Investment Operations	2.39		0.53	7.03		1.39	(0.11)	3.30		(0.24)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.44)	(2.27)		—	—	—		—
Net Asset Value, End of Period	$23.71		$21.32	$21.23		$16.47	$15.08	$15.19		$11.89
Total Return++	11.11	%#	2.62%	43.51%		9.22%	(0.72)%	27.75	%#	(1.98	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$190,358		$185,158	$208,161		$12	$2,098	$2,113		$1
Ratio of Expenses to Average Net Assets (1)	1.23	%+*	1.23%+	1.21	%+^^	1.13%+	1.13%+	0.97	%+*	1.39	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		N/A	N/A	1.15	%+*	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.66	)%+*	(0.34)%+	(0.46	)%+	(0.11)%+	(0.24)%+	0.00	%§+*	(0.71	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00%§	0.00%§	0.00	%§*	N/A
Portfolio Turnover Rate	5	%#	8%	21%		24%	21%	6	%#	12	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.23	%*	1.27%	1.22%		1.16%	1.20%	N/A		N/A
Net Investment Income (Loss) to Average Net Assets	(0.66)%		(0.38)%	(0.47)%		(0.14)%	(0.31)%	N/A		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class A Shares. Prior to September 16, 2013, the maximum ratio was 1.13% for Class A Shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Opportunity Portfolio

	Class L*
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from July 1, 2010 to December 31,		Year Ended June 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010		2010
Net Asset Value, Beginning of Period	$18.57		$18.64	$14.74	$13.57	$13.73	$10.78		$8.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.11)		(0.16)	(0.11)	(0.09)	(0.10)	(0.03)		(0.13)
Net Realized and Unrealized Gain (Loss)	2.13		0.53	6.28	1.26	(0.06)	2.98		2.14
Total from Investment Operations	2.02		0.37	6.17	1.17	(0.16)	2.95		2.01
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.44)	(2.27)	—	—	—		—
Net Asset Value, End of Period	$20.59		$18.57	$18.64	$14.74	$13.57	$13.73		$10.78
Total Return++	10.88	%#	2.07%	42.78%	8.62%	(1.17)%	27.37	%#	22.92%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$30.2		$29.1	$32.7	$28.0	$30.8	$39.0		$34.8
Ratio of Expenses to Average Net Assets (1)	1.73	%+@	1.73%+	1.65%+^	1.63%+	1.63%+	1.47	%+@	2.12%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	1.65	%+@	1.94%
Ratio of Net Investment Loss to Average Net Assets (1)	(1.16	)%+@	(0.84)%+	(0.65)%+	(0.61)%+	(0.74)%+	(0.50	)%+@	(1.16)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§@	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§@	N/A
Portfolio Turnover Rate	5	%#	8%	21%	24%	21%	6	%#	12%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.72	%@	1.74%	1.67%	1.66%	1.70%	N/A		N/A
Net Investment Loss to Average Net Assets	(1.15	)%@	(0.85)%	(0.67)%	(0.64)%	(0.81)%	N/A		N/A

*  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Equity Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the 12-month period ended June 30, 2010 reflect the historical per share data of Class L shares of the Predecessor Fund.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.73% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.63% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

@  Annualized.
The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Opportunity Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$21.68		$21.47	$19.59
Income (Loss) from Investment Operations:
Net Investment Income Gain (Loss)†	(0.03)		0.03	0.00	‡
Net Realized and Unrealized Gain	2.51		0.62	3.95
Total from Investment Operations	2.48		0.65	3.95
Net Realized Gain	—		(0.44)	(2.07)
Net Asset Value, End of Period	$24.16		$21.68	$21.47
Total Return++	11.44	%#	3.11%	20.51	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$12		$11	$11
Ratio of Expenses to Average Net Assets (1)	0.81	%+*	0.72%+	0.73	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.24	)%+*	0.16%+	0.06	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	5	%#	8%	21	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	13.32	%*	18.47%	5.67	%*
Net Investment Loss to Average Net Assets	(12.75	)%*	(17.59)%	(4.88	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.81% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Opportunity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell 1000® Growth Index.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs)

and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$4,635	$—	$—	$4,635
Air Freight & Logistics	2,906	—	—	2,906
Beverages	3,810	—	—	3,810
Capital Markets	12,503	—	—	12,503
Chemicals	8,065	—	—	8,065

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Diversified Consumer Services	$7,771	$—	$—	$7,771
Diversified Financial Services	11,216	—	—	11,216
Hotels, Restaurants & Leisure	3,708	—	—	3,708
Information Technology Services	49,797	—	—	49,797
Insurance	3,809	—	—	3,809
Internet & Catalog Retail	32,498	—	—	32,498
Internet Software & Services	54,027	—	—	54,027
Media	3,067	—	—	3,067
Road & Rail	6,847	—	—	6,847
Textiles, Apparel & Luxury Goods	3,861	—	—	3,861
Total Common Stocks	208,520	—	—	208,520
Preferred Stock	—	—	3,124	3,124
Participation Note	—	9,192	—	9,192
Call Options Purchased	—	81	—	81
Short-Term Investment
Investment Company	9,397	—	—	9,397
Total Assets	217,917	9,273	3,124	230,314

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $21,207,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Preferred Stock (000)
Beginning Balance	$1,860
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,264
Realized gains (losses)	—
Ending Balance	$3,124
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$1,264

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stock	$3,124	Market Transaction Method	Pending Precedent Transaction	$93.38		$93.38		$93.38		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.2	x	15.5	x	15.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$81	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(121	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(176	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$81	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$81	$—	$(81)	$0

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	77,747,000

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.50% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.88% for Class I shares, 1.23% for Class A shares, 1.73% for Class L shares and 0.81% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $106,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $10,471,000 and $39,767,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$657	$31,292	$22,552	$4	$9,397

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$392	$4,427	$—	$25,601

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$918	$(405)	$(513)

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$2,644

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $106,786,000 and the aggregate gross unrealized depreciation is approximately $846,000 resulting in net unrealized appreciation of approximately $105,940,000.

I. Subsequent Event:

The Board of Directors of the Fund, on behalf of the Portfolio, approved an Agreement and Plan of Reorganization by and between the Fund, on behalf of the Portfolio, and the Fund, on behalf of its series Global Opportunity Portfolio ("MSIF Global Opportunity"), pursuant to which substantially all of the assets and liabilities of the Portfolio would be transferred to MSIF Global Opportunity and stockholders of the Portfolio would become stockholders of MSIF Global Opportunity, receiving shares of common stock of MSIF Global Opportunity ("Shares") equal to the value of their holdings in the Portfolio (the "Reorganization"). Class I stockholders of the Portfolio would receive Class I Shares of MSIF Global Opportunity, Class A stockholders of the Portfolio would receive Class A Shares of MSIF Global Opportunity, Class L stockholders of the Portfolio would receive Class L Shares of MSIF Global Opportunity and Class IS stockholders of the Portfolio would receive Class IS Shares of MSIF Global Opportunity. The

Reorganization is subject to the approval of stockholders of the Portfolio at a special meeting of stockholders scheduled to be held during the third quarter of 2015.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIOPPSAN
1262695 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	17
U.S. Privacy Policy	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Opportunity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Global Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Opportunity Portfolio Class I	$1,000.00	$1,149.50	$1,019.64	$5.54	*	$5.21	*	1.04%
Global Opportunity Portfolio Class A	1,000.00	1,147.70	1,018.00	7.30	*	6.85	*	1.37
Global Opportunity Portfolio Class L	1,000.00	1,146.80	1,017.50	7.82	*	7.35	*	1.47
Global Opportunity Portfolio Class C	1,000.00	1,023.60	1,004.76	3.64	**	3.60	**	2.15
Global Opportunity Portfolio Class IS	1,000.00	1,149.50	1,019.64	5.54	*	5.21	*	1.04

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (85.5%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—
Belgium (1.4%)
Anheuser-Busch InBev N.V.	8,947	1,072
Brazil (1.5%)
CETIP SA - Mercados Organizados	104,122	1,141
Canada (1.7%)
Brookfield Infrastructure Partners LP	28,022	1,251
China (11.6%)
Autohome, Inc. ADR (a)	39,511	1,997
Baidu, Inc. ADR (a)	8,480	1,688
JD.com, Inc. ADR (a)	30,328	1,034
TAL Education Group ADR (a)	115,964	4,094
		8,813
Denmark (3.3%)
DSV A/S	77,588	2,514
India (4.2%)
Jubilant Foodworks Ltd. (a)	48,448	1,413
Monsanto India Ltd.	40,082	1,773
		3,186
Japan (2.3%)
Calbee, Inc.	40,900	1,724
Korea, Republic of (9.7%)
Hotel Shilla Co., Ltd.	12,536	1,253
Loen Entertainment, Inc.	32,748	2,363
NAVER Corp.	4,225	2,402
ViroMed Co., Ltd. (a)	8,445	1,350
		7,368
South Africa (3.7%)
Naspers Ltd., Class N	17,789	2,771
Switzerland (1.3%)
Kuehne & Nagel International AG (Registered)	7,190	954
United Kingdom (4.1%)
Burberry Group PLC	82,509	2,037
Just Eat PLC (a)	172,703	1,104
		3,141
United States (40.7%)
Amazon.com, Inc. (a)	7,238	3,142
Cognizant Technology Solutions Corp., Class A (a)	36,216	2,213
EPAM Systems, Inc. (a)	53,934	3,842
Facebook, Inc., Class A (a)	56,949	4,884
Google, Inc., Class C (a)	5,301	2,759
Greenlight Capital Re Ltd., Class A (a)	34,937	1,019
Luxoft Holding, Inc. (a)	50,706	2,867
Mastercard, Inc., Class A	25,428	2,377
Monsanto Co.	9,983	1,064
Priceline Group, Inc. (The) (a)	1,795	2,067
Visa, Inc., Class A	33,260	2,233
	Shares	Value (000)
WisdomTree Investments, Inc.	83,490	$1,834
Wynn Resorts Ltd.	5,656	558
		30,859
Total Common Stocks (Cost $56,477)		64,794
Preferred Stocks (0.7%)
India (0.4%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(d) (acquisition cost — $51; acquired 10/4/13)	2,242	319
United States (0.3%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost — $92; acquired 4/16/14)	2,259	191
Total Preferred Stocks (Cost $143)		510
Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(d) (acquisition cost — $—@; acquired 9/16/10) (Cost $—@)	9	—	@
Participation Notes (8.3%)
China (8.3%)
China International Travel Service Corp., Ltd., Class A, Equity Linked Notes, expires 5/5/16 (a)	150,000	1,604
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	331,120	1,705
Kweichow Moutai Co., Ltd, Class A, Equity Linked Notes, expires 5/5/16 (a)	37,178	1,545
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	34,385	1,428
Total Participation Notes (Cost $5,466)		6,282
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016 @ CNY 6.70	8,323,781	18
USD/CNY November 2015 @ CNY 6.65	2,863,668	1
Total Call Options Purchased (Cost $42)		19
	Shares
Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $4,018)	4,017,910	4,018
Total Investments (99.8%) (Cost $66,146)		75,623
Other Assets in Excess of Liabilities (0.2%)		127
Net Assets (100.0%)		$75,750

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2015.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Opportunity Portfolio

(c)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $510,000, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $510,000 and represents 0.7% of net assets.

@  Value is less than $500.

ADR  American Depositary Receipt.

CNY  Chinese Yuan Renminbi

USD  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.7%
Internet Software & Services	19.6
Information Technology Services	17.9
Internet & Catalog Retail	8.9
Media	6.8
Diversified Consumer Services	5.4
Beverages	5.4
Short-Term Investment	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $62,128)	$71,605
Investment in Security of Affiliated Issuer, at Value (Cost $4,018)	4,018
Total Investments in Securities, at Value (Cost $66,146)	75,623
Foreign Currency, at Value (Cost $—@)	—	@
Cash	12
Receivable for Portfolio Shares Sold	1,860
Receivable for Investments Sold	978
Dividends Receivable	15
Tax Reclaim Receivable	13
Receivable from Affiliate	1
Other Assets	62
Total Assets	78,564
Liabilities:
Payable for Investments Purchased	2,620
Payable for Advisory Fees	88
Payable for Portfolio Shares Redeemed	55
Payable for Professional Fees	24
Payable for Shareholder Services Fees — Class A	6
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	1
Deferred Capital Gain Country Tax	8
Payable for Administration Fees	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Custodian Fees	2
Other Liabilities	2
Total Liabilities	2,814
Net Assets	$75,750
Net Assets Consist Of:
Paid-in-Capital	$65,059
Accumulated Net Investment Loss	(117)
Accumulated Net Realized Gain	1,339
Unrealized Appreciation (Depreciation) on:
Investments (Net of $8 of Deferred Capital Gain Country Tax)	9,469
Foreign Currency Translations	(—	@)
Net Assets	$75,750

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$37,596
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,339,560
Net Asset Value, Offering and Redemption Price Per Share	$16.07
CLASS A:
Net Assets	$32,802
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,079,789
Net Asset Value, Redemption Price Per Share	$15.77
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.87
Maximum Offering Price Per Share	$16.64
CLASS L:
Net Assets	$3,166
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	202,614
Net Asset Value, Offering and Redemption Price Per Share	$15.62
CLASS C:
Net Assets	$2,173
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	139,204
Net Asset Value, Offering and Redemption Price Per Share	$15.61
CLASS IS:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	805
Net Asset Value, Offering and Redemption Price Per Share	$16.08

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $14 of Foreign Taxes Withheld)	$164
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	166
Expenses:
Advisory Fees (Note B)	191
Professional Fees	46
Shareholder Services Fees — Class A (Note D)	27
Distribution and Shareholder Services Fees — Class L (Note D)	8
Distribution and Shareholder Services Fees — Class C (Note D)	2
Registration Fees	20
Administration Fees (Note C)	19
Custodian Fees (Note F)	15
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class L	— @
Pricing Fees	3
Directors' Fees and Expenses	1
Other Expenses	10
Total Expenses	361
Waiver of Advisory Fees (Note B)	(71)
Distribution Fees- Class L Shares Waived (Note D)	(5)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	283
Net Investment Loss	(117)
Realized Gain:
Investments Sold (Net of $8 of Capital Gain Country Tax)	1,013
Foreign Currency Transactions	1
Net Realized Gain	1,014
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $11)	4,702
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	4,703
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,717
Net Increase in Net Assets Resulting from Operations	$5,600

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(117)	$(99)
Net Realized Gain	1,014	1,331
Net Change in Unrealized Appreciation (Depreciation)	4,703	37
Net Increase in Net Assets Resulting from Operations	5,600	1,269
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(523)
Class A:
Net Realized Gain	—	(586)
Class L:
Net Realized Gain	—	(71)
Class IS:
Net Realized Gain	—	(1)
Total Distributions	—	(1,181)
Capital Share Transactions:(1)
Class I:
Subscribed	25,501	3,648
Distributions Reinvested	—	124
Redeemed	(1,672)	(166)
Class A:
Subscribed	18,127	10,218
Distributions Reinvested	—	586
Redeemed	(865)	(1,863)
Class L:
Subscribed	1,900	809
Distributions Reinvested	—	62
Redeemed	(89)	(303)
Class C:
Subscribed	2,171 *	—
Redeemed	(14)*	—
Net Increase in Net Assets Resulting from Capital Share Transactions	45,059	13,115
Total Increase in Net Assets	50,659	13,203
Net Assets:
Beginning of Period	25,091	11,888
End of Period (Including Accumulated Net Investment Loss of $(117) and $( —@)	$75,750	$25,091
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,657	258
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	(107)	(12)
Net Increase in Class I Shares Outstanding	1,550	255
Class A:
Shares Subscribed	1,195	734
Shares Issued on Distributions Reinvested	—	43
Shares Redeemed	(57)	(136)
Net Increase in Class A Shares Outstanding	1,138	641
Class L:
Shares Subscribed	129	58
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(6)	(22)
Net Increase in Class L Shares Outstanding	123	41
Class C:
Shares Subscribed	140 *	—
Shares Redeemed	(1)*	—
Net Increase in Class C Shares Outstanding	139	—

@  Amount is less than $500.

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Opportunity Portfolio

	Class I**
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from April 1, 2010 to		Year Ended March 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	December 31, 2010		2010
Net Asset Value, Beginning of Period	$13.98		$13.65	$10.84	$10.26	$11.58	$9.53		$5.08
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.06)	(0.02)	0.01	0.02	(0.00	)‡	0.01
Net Realized and Unrealized Gain (Loss)	2.11		1.26	4.21	1.01	(0.57)	2.05		4.47
Total from Investment Operations	2.09		1.20	4.19	1.02	(0.55)	2.05		4.48
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	—	—	—		(0.03)
Net Realized Gain	—		(0.87)	(1.38)	(0.44)	(0.77)	—		—
Total Distributions	—		(0.87)	(1.38)	(0.44)	(0.77)	—		(0.03)
Redemption Fees	—		—	—	—	0.00 ‡	—		—
Net Asset Value, End of Period	$16.07		$13.98	$13.65	$10.84	$10.26	$11.58		$9.53
Total Return++	14.95	%#	9.04%	40.12%	9.99%	(4.90)%	21.51	%#	88.32%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$37.6		$11.0	$7.3	$5.1	$8.4	$5.4		$5.6
Ratio of Expenses to Average Net Assets (1)	1.04	%+^*	1.17%+	1.24%+	1.25%+	1.25%+	1.25	%+*	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	1.07	%+*	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.32	)%+*	(0.42)%+	(0.21)%+	0.06%+	0.13%+	(0.01	)%+*	0.09%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	0.00%§	0.00%§	0.01	%*	N/A
Portfolio Turnover Rate	14	%#	29%	38%	33%	39%	19	%#	17%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.35	%*	2.47%	3.36%	2.57%	2.92%	2.77	%+*	4.51%
Net Investment Loss to Average Net Assets	(0.63	)%*	(1.72)%	(2.33)%	(1.26)%	(1.54)%	(1.53	)%+*	(3.17)%

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class I shares for the period ended December 31, 2010 and the prior year reflects the historical per share data of Class I shares of the Predecessor Fund.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective January 23, 2015, the advisor has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.25% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from May 21, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$13.75		$13.48	$10.75		$10.21	$11.56	$8.62
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.05)		(0.11)	(0.15)		(0.02)	(0.01)	(0.06)
Net Realized and Unrealized Gain (Loss)	2.07		1.25	4.26		1.00	(0.57)	3.00
Total from Investment Operations	2.02		1.14	4.11		0.98	(0.58)	2.94
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.87)	(1.38)		(0.44)	(0.77)	—
Redemption Fees	—		—	—		—	0.00 ‡	—
Net Asset Value, End of Period	$15.77		$13.75	$13.48		$10.75	$10.21	$11.56
Total Return++	14.77	%#	8.55%	39.80%		9.65%	(5.16)%	34.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,802		$12,952	$4,057		$87	$10	$11
Ratio of Expenses to Average Net Assets (1)	1.37	%+^^^*	1.56%+	1.59	%+^^	1.50%+	1.50%+	1.53	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		N/A	N/A	0.87	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.66	)%+*	(0.82)%+	(1.15	)%+	(0.19)%+	(0.12)%+	(0.89	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	14	%#	29%	38%		33%	39%	19	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.68	%*	2.86%	3.93%		2.82%	3.17%	4.52	%+*
Net Investment Loss to Average Net Assets	(0.97	)%*	(2.12)%	(3.49)%		(1.51)%	(1.79)%	(3.88	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.50% for Class A shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class A shares. Prior to January 23, 2015, the maximum ratio was 1.60% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Opportunity Portfolio

	Class L**
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from April 1, 2010 to		Year Ended March 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010		2010
Net Asset Value, Beginning of Period	$13.62		$13.38	$10.68		$10.15	$11.50	$9.48		$5.08
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.05)		(0.12)	(0.07)		(0.03)	(0.02)	(0.04)		(0.09)
Net Realized and Unrealized Gain (Loss)	2.05		1.23	4.15		1.00	(0.56)	2.06		4.51
Total from Investment Operations	2.00		1.11	4.08		0.97	(0.58)	2.02		4.42
Distributions from and/or in Excess of:
Net Investment Income	—		—	—		—	—	—		(0.02)
Net Realized Gain	—		(0.87)	(1.38)		(0.44)	(0.77)	—		—
Total Distributions	—		(0.87)	(1.38)		(0.44)	(0.77)	—		(0.02)
Redemption Fees	—		—	—		—	0.00 ‡	—		—
Net Asset Value, End of Period	$15.62		$13.62	$13.38		$10.68	$10.15	$11.50		$9.48
Total Return++	14.68	%#	8.46%	39.79%		9.61%	(5.19)%	21.31	%#	87.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Millions)	$3.2		$1.0	$0.5		$0.4	$0.5	$0.7		$1.4
Ratio of Expenses to Average Net Assets (1)	1.47	%+^^^*	1.64%+	1.58	%+^^	1.55%+	1.55%+	2.09	%+*	2.11%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		N/A	N/A	1.91	%+*	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.73	)%+*	(0.87)%+	(0.57	)%+	(0.24)%+	(0.17)%+	(0.85	)%+*	(1.03)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.00%§	0.00%§	0.01	%*	N/A
Portfolio Turnover Rate	14	%#	29%	38%		33%	39%	19	%#	17%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.23	%*	3.52%	4.23%		3.32%	3.67%	3.61	%+*	5.37%
Net Investment Loss to Average Net Assets	(1.49	)%*	(2.75)%	(3.22)%		(2.01)%	(2.29)%	(2.37	)%+*	(4.29)%

**  On May 21, 2010, the Portfolio acquired substantially all of the assets and liabilities of the Van Kampen Global Growth Fund ("the Predecessor Fund"). Therefore, the per share data and ratios of Class L shares for the period ended December 31, 2010 and the prior year reflects the historical per share data of Class C shares of the Predecessor Fund.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.55% for Class L shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Opportunity Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$15.25
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.04)
Net Realized and Unrealized Gain	0.40
Total from Investment Operations	0.36
Net Asset Value, End of Period	$15.61
Total Return++	2.36	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,173
Ratios of Expenses to Average Net Assets (1)	2.15	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.68	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	14	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.36	%*
Net Investment Loss to Average Net Assets	(1.89	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Opportunity Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 31, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$13.99		$13.65	$12.43
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.06)	(0.03)
Net Realized and Unrealized Gain	2.12		1.27	2.27
Total from Investment Operations	2.09		1.21	2.24
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.87)	(1.02)
Net Asset Value, End of Period	$16.08		$13.99	$13.65
Total Return++	14.95	%#	8.96%	18.35	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$11	$11
Ratio of Expenses to Average Net Assets (1)	1.04	%+^^^*	1.17%+	1.18	%+^^*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.36	)%+*	(0.42)%+	(0.74	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§*
Portfolio Turnover Rate	14	%#	29%	38	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	13.55	%*	19.50%	8.44	%*
Net Investment Loss to Average Net Assets	(12.87	)%*	(18.75)%	(8.00	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.18% for Class IS shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.03% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.18% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Opportunity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$1,072	$—	$—	$1,072
Biotechnology	1,350	—	—	1,350
Capital Markets	2,975	—	—	2,975
Chemicals	2,837	—	—	2,837
Diversified Consumer Services	4,094	—	—	4,094
Electric Utilities	1,251	—	—	1,251
Food Products	1,724	—	—	1,724
Hotels, Restaurants & Leisure	1,971	—	—	1,971

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Information Technology Services	$13,532	$—		$—		$13,532
Insurance	1,019	—		—		1,019
Internet & Catalog Retail	6,243	—		—		6,243
Internet Software & Services	14,834	—		—		14,834
Marine	954	—		—		954
Media	5,134	—		—		5,134
Multi-Utilities	—	—		—	†	—	†
Road & Rail	2,514	—		—		2,514
Specialty Retail	1,253	—		—		1,253
Textiles, Apparel & Luxury Goods	2,037	—		—		2,037
Total Common Stocks	64,794	—		—	†	64,794	†
Preferred Stocks	—	—		510		510
Convertible Preferred Stock	—	—	@	—		—	@
Participation Notes	—	6,282		—		6,282
Call Options Purchased	—	19		—		19
Short-Term Investment
Investment Company	4,018	—		—		4,018
Total Assets	$68,812	$6,301		$510	†	$75,623	†

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $18,385,000 transferred from Level 2 to Level 1.

Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015. At June 30, 2015, the Fund held a security with an approximate value of less than $500 that transferred from Level 3 to Level 2. This security was valued using significant unobservable inputs at December 31, 2014 and was valued using other significant observable inputs at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$—	†	$382	$—	@
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	(—	@)
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	—		128	—	@
Realized gains (losses)	—		—	—
Ending Balance	$—	†	$510	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$—		$128	$—	@

@  Value is less than $500.

†  Includes one security which was valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value	Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stocks	$191	Market Transaction Method	Pending Precedent Transaction	$93.38		$93.38		$93.38	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%	Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.2	x	15.5	x	15.5x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%	Decrease
	$319	Market Transaction Method	Issuance Price of Financing	$119.76		$119.76		$119.76	Increase
			Issuance Price of Pending Financing	$142.24		$142.24		$142.24	Increase

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$19	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(8	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(25	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$19	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$19	$—	$—	$19

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	6,546,000

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.90%	0.85%	0.80%

Effective March 2, 2015, the Portfolio's annual rate based on the daily net assets was reduced and is as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.51% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.60% for Class A shares,1.65% for Class L shares and 1.18% for Class IS shares. Effective January 23, 2015, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 1.50% for Class L shares, 2.20% for Class C shares (effective April 30, 2015) and 1.03% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $71,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to
23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Portfolio's prospectus the 12b-1 fees on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2015, this waiver amounted to approximately $5,000.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $47,354,000 and $6,239,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$619	$34,357	$30,958	$2	$4,018

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$160	$1,020	$25	$1,144

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$99	$(101)	$2

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3	$344

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,075,000 and the aggregate gross unrealized depreciation is approximately $598,000 resulting in net unrealized appreciation of approximately $9,477,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 12.8% and 49.3% for Class I and Class A shares, respectively.

J. Subsequent Event: The Board of Directors of the Fund, on behalf of MSIF Opportunity Portfolio ("MSIF Opportunity"), approved an Agreement and Plan of Reorganization by and between the Fund, on behalf of MSIF Opportunity, and the Fund, on behalf of the Portfolio, pursuant to which substantially all of the assets and liabilities of MSIF Opportunity would be transferred to the Portfolio and stockholders of MSIF Opportunity would become stockholders of the Portfolio, receiving shares of common stock of the Portfolio ("Shares") equal to the value of their holdings in MSIF Opportunity (the "Reorganization"). The Reorganization is subject to the approval of stockholders of MSIF Opportunity at a special meeting of stockholders scheduled to be held during the third quarter of 2015.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on
Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGOSAN
1262687 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

(formerly Select Global Infrastructure Portfolio)

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	18
U.S. Privacy Policy	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Infrastructure Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Infrastructure Portfolio Class I	$1,000.00	$979.90	$1,020.03	$4.71	*	$4.81	*	0.96%
Global Infrastructure Portfolio Class A	1,000.00	979.20	1,019.24	5.50	*	5.61	*	1.12
Global Infrastructure Portfolio Class L	1,000.00	975.20	1,016.31	8.37	*	8.55	*	1.71
Global Infrastructure Portfolio Class C	1,000.00	942.70	1,005.06	3.20	**	3.30	**	1.97
Global Infrastructure Portfolio Class IS	1,000.00	979.90	1,020.08	4.66	*	4.76	*	0.95

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

*** Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods and the period since the end of September 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Australia (4.7%)
DUET Group (a)	2,557,951	$4,559
Macquarie Atlas Roads Group	1,521,584	3,733
Sydney Airport	630,470	2,423
Transurban Group	1,119,378	8,032
		18,747
Austria (2.1%)
Flughafen Wien AG	96,582	8,379
Brazil (2.0%)
Arteris SA	1,799,500	5,469
CCR SA	552,735	2,651
		8,120
Canada (13.0%)
Enbridge, Inc. (a)	587,020	27,452
Inter Pipeline Ltd. (a)	223,479	5,135
Pembina Pipeline Corp. (a)	133,532	4,316
TransCanada Corp. (a)	376,800	15,314
		52,217
China (7.3%)
China Everbright International Ltd. (b)	3,142,000	5,634
China Gas Holdings Ltd. (b)	140,000	224
ENN Energy Holdings Ltd. (b)	1,042,000	6,284
Guangdong Investment Ltd. (b)	6,010,000	8,420
Hopewell Highway Infrastructure Ltd. (b)	13,754,500	6,761
Jiangsu Expressway Co., Ltd. H Shares (b)	1,472,322	1,934
		29,257
France (4.3%)
Eutelsat Communications SA	200,001	6,455
SES SA	114,901	3,860
Vinci SA	124,220	7,185
		17,500
Italy (2.4%)
Atlantia SpA	214,656	5,303
Snam SpA	889,072	4,230
		9,533
Japan (1.0%)
Tokyo Gas Co., Ltd.	758,000	4,026
Mexico (0.1%)
Infraestructura Energetica Nova SAB de CV	116,600	576
Netherlands (0.6%)
Koninklijke Vopak N.V. (a)	45,231	2,283
Spain (2.8%)
Ferrovial SA	160,794	3,486
Red Electrica Corp., SA (a)	12,740	1,021
Saeta Yield SA	634,181	6,625
		11,132
Switzerland (1.8%)
Flughafen Zuerich AG (Registered)	9,149	7,080
	Shares	Value (000)
United Kingdom (9.3%)
John Laing Group PLC (c)(d)	2,299,848	$7,787
National Grid PLC	1,296,612	16,649
Pennon Group PLC	356,571	4,541
Severn Trent PLC	121,350	3,968
United Utilities Group PLC	312,002	4,373
		37,318
United States (46.8%)
American Tower Corp. REIT	233,000	21,737
American Water Works Co., Inc.	54,420	2,646
Atmos Energy Corp.	102,012	5,231
Cheniere Energy, Inc. (c)	82,591	5,720
Crown Castle International Corp. REIT	246,395	19,786
Enbridge Energy Management LLC (c)	229,480	7,573
Eversource Energy	59,061	2,682
ITC Holdings Corp.	116,589	3,752
Kinder Morgan, Inc.	847,072	32,519
NiSource, Inc.	71,594	3,264
ONEOK, Inc.	103,790	4,098
Pattern Energy Group, Inc. (a)	348,978	9,904
PG&E Corp.	263,046	12,916
Plains GP Holdings LP, Class A	44,802	1,158
SBA Communications Corp., Class A (c)	56,500	6,496
SemGroup Corp., Class A	48,404	3,847
Sempra Energy	137,995	13,653
Spectra Energy Corp.	208,373	6,793
Targa Resources Corp.	23,430	2,090
TerraForm Power, Inc., Class A (c)	149,187	5,666
Union Pacific Corp.	23,660	2,256
Williams Cos., Inc. (The)	246,038	14,120
		187,907
Total Common Stocks (Cost $331,300)		394,075
Short-Term Investments (5.1%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	9,900,217	9,900
	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $3,251; fully collateralized by various U.S. Government obligations; 0.88% - 2.00% due 2/28/17 - 10/31/21; valued at $3,316)	$3,251	3,251
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $361; fully collateralized by various U.S. Government agency securities; 2.35% - 5.50% due 12/22/15 - 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $368)	361	361

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Shares	Value (000)
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $487; fully collateralized by various U.S. Government obligations; Zero Coupon — 0.25% due 5/15/16 - 2/15/24; valued at $497)	$487	$487
		4,099
Total Securities held as Collateral on Loaned Securities (Cost $13,999)		13,999
	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $6,626)	6,626,243	6,626
Total Short-Term Investments (Cost $20,625)		20,625
Total Investments (103.3%) (Cost $351,925) Including $28,923 of Securities Loaned		414,700
Liabilities in Excess of Other Assets (-3.3%)		(13,373)
Net Assets (100.0%)		$401,327

(a)  All or a portion of this security was on loan at June 30, 2015.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	42.4%
Communications	14.6
Other**	10.6
Toll Roads	10.3
Electricity Transmission & Distribution	9.2
Water	7.4
PPA Contracted Renewables	5.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $335,399)	$398,174
Investment in Security of Affiliated Issuer, at Value (Cost $16,526)	16,526
Total Investments in Securities, at Value (Cost $351,925)	414,700
Foreign Currency, at Value (Cost $535)	531
Cash	254
Dividends Receivable	1,786
Receivable for Investments Sold	1,015
Receivable for Portfolio Shares Sold	969
Tax Reclaim Receivable	61
Receivable from Affiliate	—	@
Other Assets	68
Total Assets	419,384
Liabilities:
Collateral on Securities Loaned, at Value	14,253
Payable for Investments Purchased	2,516
Payable for Advisory Fees	642
Payable for Portfolio Shares Redeemed	239
Payable for Sub Transfer Agency Fees — Class I	9
Payable for Sub Transfer Agency Fees — Class A	107
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Shareholder Services Fees — Class A	71
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Professional Fees	37
Payable for Custodian Fees	32
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	28
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	27
Other Liabilities	85
Total Liabilities	18,057
Net Assets	$401,327
Net Assets Consist Of:
Paid-in-Capital	$324,204
Accumulated Undistributed Net Investment Income	3,516
Accumulated Net Realized Gain	10,829
Unrealized Appreciation (Depreciation) on:
Investments	62,775
Foreign Currency Translations	3
Net Assets	$401,327

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$56,269
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,727,369
Net Asset Value, Offering and Redemption Price Per Share	$15.10
CLASS A:
Net Assets	$337,785
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	22,446,918
Net Asset Value, Redemption Price Per Share	$15.05
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.83
Maximum Offering Price Per Share	$15.88
CLASS L:
Net Assets	$7,170
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	479,315
Net Asset Value, Offering and Redemption Price Per Share	$14.96
CLASS C:
Net Assets	$92
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,121
Net Asset Value, Offering and Redemption Price Per Share	$14.96
CLASS IS:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	728
Net Asset Value, Offering and Redemption Price Per Share	$15.10
(1) Including: Securities on Loan, at Value:	$28,923

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $384 of Foreign Taxes Withheld)	$4,773
Income from Securities Loaned — Net	75
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	4,850
Expenses:
Advisory Fees (Note B)	1,038
Shareholder Services Fees — Class A (Note D)	239
Distribution and Shareholder Services Fees — Class L (Note D)	17
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Administration Fees (Note C)	98
Sub Transfer Agency Fees — Class I	10
Sub Transfer Agency Fees — Class A	56
Sub Transfer Agency Fees — Class L	1
Custodian Fees (Note F)	44
Professional Fees	44
Shareholder Reporting Fees	28
Registration Fees	27
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	19
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	4
Pricing Fees	3
Other Expenses	7
Total Expenses	1,640
Waiver of Advisory Fees (Note B)	(230)
Reimbursement of Class Specific Expenses — Class I (Note B)	(9)
Reimbursement of Class Specific Expenses — Class A (Note B)	(54)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	1,343
Net Investment Income	3,507
Realized Gain:
Investments Sold	9,760
Foreign Currency Transactions	18
Net Realized Gain	9,778
Change in Unrealized Appreciation (Depreciation):
Investments	(23,276)
Foreign Currency Translations	4
Net Change in Unrealized Appreciation (Depreciation)	(23,272)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(13,494)
Net Decrease in Net Assets Resulting from Operations	$(9,987)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,507	$836
Net Realized Gain	9,778	3,542
Net Change in Unrealized Appreciation (Depreciation)	(23,272)	1,321
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,987)	5,699
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(542)
Net Realized Gain	—	(1,898)
Class A:
Net Investment Income	—	(251)
Net Realized Gain	—	(965)
Class L:
Net Investment Income	—	(6)
Net Realized Gain	—	(46)
Class IS:
Net Investment Income	—	(— @)
Net Realized Gain	—	(1)
Total Distributions	—	(3,709)
Capital Share Transactions:(1)
Class I:
Subscribed	17,409	13,096
Issued due to a tax-free reorganization	4,898	—
Distributions Reinvested	—	1,454
Redeemed	(5,294)	(2,618)
Class A:
Subscribed	3,902	24,454
Issued due to a tax-free reorganization	340,098	—
Distributions Reinvested	—	1,197
Redeemed	(18,459)	(8,386)
Class L:
Subscribed	234	723
Issued due to a tax-free reorganization	6,284	—
Distributions Reinvested	—	44
Redeemed	(271)	(253)
Class C:
Subscribed	95 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	348,896	29,711
Total Increase in Net Assets	338,909	31,701
Net Assets:
Beginning of Period	62,418	30,717
End of Period (Including Accumulated Undistributed Net Investment Income of $3,516 and $9)	$401,327	$62,418

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Infrastructure Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,126	845
Shares Issued due to a tax-free reorganization	316	—
Shares Issued on Distributions Reinvested	—	98
Shares Redeemed	(341)	(170)
Net Increase in Class I Shares Outstanding	1,101	773
Class A:
Shares Subscribed	251	1,547
Shares Issued due to a tax-free reorganization	22,027	—
Shares Issued on Distributions Reinvested	—	81
Shares Redeemed	(1,184)	(535)
Net Increase in Class A Shares Outstanding	21,094	1,093
Class L:
Shares Subscribed	15	46
Shares Issued due to a tax-free reorganization	409	—
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(17)	(17)
Net Increase in Class L Shares Outstanding	407	32
Class C:
Shares Subscribed	6 *	—

*  For the period April 30, 2015 through June 30, 2015.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from September 20, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$15.41		$14.26	$12.91	$11.50	$10.40	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.28	0.26	0.27	0.23	0.08
Net Realized and Unrealized Gain (Loss)	(0.51)		1.87	2.00	1.82	1.42	0.40
Total from Investment Operations	(0.31)		2.15	2.26	2.09	1.65	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.25)	(0.26)	(0.22)	(0.08)
Net Realized Gain	—		(0.78)	(0.66)	(0.42)	(0.33)	—
Total Distributions	—		(1.00)	(0.91)	(0.68)	(0.55)	(0.08)
Net Asset Value, End of Period	$15.10		$15.41	$14.26	$12.91	$11.50	$10.40
Total Return++	(2.01	)%#	15.38%	17.91%	18.21%	15.95%	4.94	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$56,269		$40,477	$26,428	$15,707	$12,589	$10,086
Ratio of Expenses to Average Net Assets (1)	0.96	%+^^*	1.08%+	1.12%+	1.15%+	1.15%+	1.14	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.54	%+*	1.82%+	1.87%+	2.18%+	2.09%+	2.71	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	23	%#	40%	30%	33%	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.21	%*	1.42%	2.04%	2.39%	2.93%	3.61	%+*
Net Investment Income to Average Net Assets	2.29	%*	1.48%	0.95%	0.94%	0.31%	0.24	%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class I Shares. Prior to March 30, 2015, the maximum ratio was 1.15% for Class I Share.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Infrastructure Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from September 20, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$15.38		$14.25	$12.90		$11.50	$10.40	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.24	0.26		0.24	0.21	0.07
Net Realized and Unrealized Gain (Loss)	(0.56)		1.86	1.97		1.80	1.41	0.41
Total from Investment Operations	(0.33)		2.10	2.23		2.04	1.62	0.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)	(0.22)		(0.22)	(0.19)	(0.08)
Net Realized Gain	—		(0.78)	(0.66)		(0.42)	(0.33)	—
Total Distributions	—		(0.97)	(0.88)		(0.64)	(0.52)	(0.08)
Net Asset Value, End of Period	$15.05		$15.38	$14.25		$12.90	$11.50	$10.40
Total Return++	(2.08	)%#	14.94%	17.69%		17.85%	15.67%	4.86	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$337,785		$20,815	$3,706		$129	$115	$104
Ratio of Expenses to Average Net Assets (1)	1.12	%+^^^*	1.42%+	1.37	%+^^	1.40%+	1.40%+	1.39	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.97	%+*	1.53%+	1.81	%+	1.93%+	1.84%+	2.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%		0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	23	%#	40%	30%		33%	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.36	%*	1.76%	2.43%		2.64%	3.18%	3.86	%+*
Net Investment Income (Loss) to Average Net Assets	2.73	%*	1.19%	0.75%		0.69%	0.06%	(0.01	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.40% for Class A shares.

^^^  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.11% for Class A Shares. Prior to March 30, 2015, the maximum ratio was 1.50% for Class A Share.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from September 20, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$15.34		$14.22	$12.90		$11.50	$10.40	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.14	0.16		0.18	0.15	0.06
Net Realized and Unrealized Gain (Loss)	(0.55)		1.87	1.98		1.80	1.42	0.40
Total from Investment Operations	(0.38)		2.01	2.14		1.98	1.57	0.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)	(0.16)		(0.16)	(0.14)	(0.06)
Net Realized Gain	—		(0.78)	(0.66)		(0.42)	(0.33)	—
Total Distributions	—		(0.89)	(0.82)		(0.58)	(0.47)	(0.06)
Net Asset Value, End of Period	$14.96		$15.34	$14.22		$12.90	$11.50	$10.40
Total Return++	(2.48	)%#	14.35%	16.98%		17.31%	15.12%	4.72	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,170		$1,115	$573		$129	$115	$104
Ratio of Expenses to Average Net Assets (1)	1.71	%+^^^*	2.00%+	1.93	%+^^	1.90%+	1.90%+	1.89	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.24	%+*	0.91%+	1.16	%+	1.43%+	1.34%+	1.96	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	23	%#	40%	30%		33%	51%	6	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.93	%*	2.41%	2.86%		3.14%	3.68%	4.36	%+*
Net Investment Income (Loss) to Average Net Assets	2.02	%*	0.50%	0.23%		0.19%	(0.44)%	(0.51	)%+*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.90% for Class L shares.

^^^  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.68% for Class L Shares. Prior to March 30, 2015, the maximum ratio was 2.00% for Class L Share.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Infrastructure Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$15.87
Income (Loss) from Investment Operations:
Net Investment Income†	0.09
Net Realized and Unrealized Loss	(1.00)
Total from Investment Operations	(0.91)
Net Asset Value, End of Period	$14.96
Total Return++	(5.73	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$92
Ratio of Expenses to Average Net Assets (1)	1.97	%+*
Ratio of Net Investment Income to Average Net Assets (1)	3.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	23	%#
(1) Expense to Average Net Assets	4.18%*
Net Investment Income to Average Net Assets	1.25	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Infrastructure Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$15.41		$14.26	$13.73
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.28	0.09
Net Realized and Unrealized Gain (Loss)	(0.50)		1.87	1.20
Total from Investment Operations	(0.31)		2.15	1.29
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.25)
Net Realized Gain	—		(0.78)	(0.51)
Total Distributions	—		(1.00)	(0.76)
Net Asset Value, End of Period	$15.10		$15.41	$14.26
Total Return++	(2.01	)%#	15.38%	9.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$11		$11	$10
Ratio of Expenses to Average Net Assets (1)	0.95	%+^^^*	1.08%+	1.07	%+^^*
Ratio of Net Investment Income to Average Net Assets (1)	2.40	%+*	1.79%+	2.13	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	23	%#	40%	30	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	19.36	%*	18.56%	7.27	%*
Net Investment Loss to Average Net Assets	(16.01	)%*	(15.69)%	(4.07	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.08% for Class IS shares.

^^^  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.84% for Class IS Shares. Prior to March 30, 2015, the maximum ratio was 1.08% for Class IS Share.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio (formerly Select Global Infrastructure Portfolio). The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide both capital appreciation and income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser seeks to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

On March 30, 2015, the Portfolio acquired the net assets of Morgan Stanley Global Infrastructure Fund ("Global Infrastructure Fund"), an open-end investment company, based on the respective valuations as of the close of business on March 27, 2015, pursuant to a Plan of Reorganization approved by the shareholders of Global Infrastructure Fund on February 27, 2015 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by the Adviser with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 316,431 Class I shares of the Portfolio at a net asset value of $15.48 for 679,771 Class I shares of Global Infrastructure Fund; 22,027,075 Class A shares of the Portfolio at a net asset value of $15.44 for 12,300,653 Class A shares, 152,892 Class B shares and 33,435,791 Class Q shares of Global Infrastructure Fund; 408,846 Class L shares of the Portfolio at a net asset value of $15.37 for 848,685 Class L shares of Global Infrastructure Fund; The net assets of Global Infrastructure Fund before the Reorganization were approximately

$351,280,000, including unrealized appreciation of approximately $79,957,000 at March 27, 2015. The investment portfolio of Global Infrastructure Fund, with a fair value of approximately $350,947,000 and identified cost of approximately $270,989,000 on March 27, 2015, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Global Infrastructure Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $67,309,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $418,700,000.

Upon closing of the Reorganization, shareholders of Global Infrastructure Fund received shares of the Portfolio as follows:

Global Infrastructure Fund	MSIF Global Infrastructure Portfolio
Class I	Class I
Class A	Class A
Class B	Class A
Class Q	Class A
Class L	Class L

Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended June 30, 2015, are as follows:

Net investment income(1)	$6,665,000
Net realized gain and unrealized gain/loss(2)	$(691,000)
Net increase (decrease) in net assets resulting from operations	$5,974,000

(1) Approximately $3,507,000 as reported, plus approximately $2,099,000 Global Infrastructure Fund prior to the Reorganization, plus approximately $1,059,000 of estimated pro-forma eliminated expenses.

(2) Approximately $(13,494,000) as reported, plus approximately $12,803,000 Global Infrastructure Fund prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Infrastructure Fund that have been included in the Portfolio's Statement of Operations since March 30, 2015.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$17,882	$—	$—	$17,882
Communications	58,334	—	—	58,334
Diversified	15,832	—	—	15,832
Electricity Transmission & Distribution	37,020	—	—	37,020
Oil & Gas Storage & Transportation	169,906	—	—	169,906
PPA Contracted Renewables	22,195	—	—	22,195
Railroads	2,256	—	—	2,256
Toll Roads	41,068	—	—	41,068
Water	29,582	—	—	29,582
Total Common Stocks	394,075	—	—	394,075
Short-Term Investments
Investment Company	16,526	—	—	16,526
Repurchase Agreements	—	4,099	—	4,099
Total Short-Term Investments	16,526	4,099	—	20,625
Total Assets	$410,601	$4,099	$—	$414,700

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $133,269,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received,

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$28,923	(a)	$—	$(28,923	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $14,253,000, of which approximately $13,999,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $254,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $16,440,000 in the form of a U.S. Government agency security and U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.50% for Class A shares, 2.00% for Class L shares and 1.08% for Class IS shares. Effective March 30, 2015, pursuant to the Reorganization, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 0.87% for Class I shares, 1.11% for Class A

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

shares, 1.68% for Class L shares, 1.97% for Class C (effective April 30, 2015) shares and 0.84% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $230,000 of advisory fees were waived and approximately $65,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $65,177,000 and $59,038,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

six months ended June 30, 2015, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$9,409	$62,806	$55,689	$2	$16,526

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended

December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$941	$2,768	$573	$1,276

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(27)	$27	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9	$1,120

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $66,472,000 and the aggregate gross unrealized depreciation is approximately $3,697,000 resulting in net unrealized appreciation of approximately $62,775,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2014, the Portfolio deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$8

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 35.0% for Class I shares.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISGISAN
1260912 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Advantage Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Global Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Advantage Portfolio Class I	$1,000.00	$1,050.20	$1,019.24	$5.69	*	$5.61	*	1.12%
Global Advantage Portfolio Class A	1,000.00	1,048.00	1,017.50	7.46	*	7.35	*	1.47
Global Advantage Portfolio Class L	1,000.00	1,045.40	1,015.03	9.99	*	9.84	*	1.97
Global Advantage Portfolio Class C	1,000.00	986.50	1,004.68	3.65	**	3.69	**	2.20

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the actual days in year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three-year period and the period since the end of December 2010, the month of the Portfolio's inception, but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Global Advantage Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Brazil (1.7%)
MercadoLibre, Inc.	332	$47
Qualicorp SA	5,045	32
		79
Canada (4.7%)
Fairfax Financial Holdings Ltd.	131	65
Valeant Pharmaceuticals International, Inc. (a)	715	159
		224
China (4.8%)
Alibaba Group Holding Ltd. ADR (a)	1,670	137
JD.com, Inc. ADR (a)	2,622	90
		227
France (9.3%)
Christian Dior SE	1,085	212
Edenred	4,134	102
Eurazeo SA	1,576	104
Hermes International	59	22
		440
Hong Kong (2.6%)
L'Occitane International SA	42,250	121
Italy (2.9%)
Moncler SpA	7,521	139
Japan (4.0%)
Calbee, Inc.	3,000	127
FANUC Corp.	300	61
		188
Korea, Republic of (2.5%)
NAVER Corp.	209	119
Netherlands (1.0%)
OCI N.V. (a)	1,743	49
Singapore (1.5%)
Jardine Matheson Holdings Ltd.	1,240	70
South Africa (5.8%)
Naspers Ltd., Class N	1,311	204
SABMiller PLC	1,368	71
		275
Switzerland (3.9%)
Nestle SA ADR	2,538	183
United Arab Emirates (0.2%)
Orascom Construction Ltd. (a)	871	11
United Kingdom (4.8%)
Diageo PLC ADR	646	75
Intertek Group PLC	1,203	46
Manchester United PLC, Class A (a)	5,900	106
		227
	Shares	Value (000)
United States (49.5%)
Amazon.com, Inc. (a)	827	$359
Anheuser-Busch InBev N.V. ADR	776	94
Apple, Inc.	811	102
Berkshire Hathaway, Inc., Class B (a)	527	72
Costco Wholesale Corp.	452	61
Facebook, Inc., Class A (a)	3,983	342
Google, Inc., Class C (a)	315	164
Keurig Green Mountain, Inc.	601	46
LinkedIn Corp., Class A (a)	476	98
Mastercard, Inc., Class A	1,051	98
McGraw Hill Financial, Inc.	915	92
Mead Johnson Nutrition Co.	1,236	111
Starbucks Corp.	2,062	111
Thermo Fisher Scientific, Inc.	502	65
Twitter, Inc. (a)	4,374	158
Visa, Inc., Class A	930	62
Walgreens Boots Alliance, Inc.	1,397	118
Walt Disney Co. (The)	648	74
Zoetis, Inc.	2,438	118
		2,345
Total Common Stocks (Cost $3,952)		4,697
	Notional Amount
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2016 @ CNY 6.70	630,774	2
USD/CNY November 2015 @ CNY 6.65	739,759	—	@
Total Call Options Purchased (Cost $5)		2
	Shares
Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $2)	2,215	2
Total Investments (99.3%) (Cost $3,959)		4,701
Other Assets in Excess of Liabilities (0.7%)		35
Net Assets (100.0%)		$4,736

(a)  Non-income producing security.

@  Value is less than $500.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Advantage Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.1%
Internet Software & Services	22.7
Food Products	9.9
Internet & Catalog Retail	9.5
Media	8.2
Textiles, Apparel & Luxury Goods	7.9
Pharmaceuticals	5.9
Diversified Financial Services	5.7
Beverages	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,957)	$4,699
Investment in Security of Affiliated Issuer, at Value (Cost $2)	2
Total Investments in Securities, at Value (Cost $3,959)	4,701
Foreign Currency, at Value (Cost $3)	3
Due from Adviser	34
Receivable for Investments Sold	7
Dividends Receivable	1
Receivable from Affiliate	—	@
Other Assets	48
Total Assets	4,794
Liabilities:
Payable for Professional Fees	21
Payable for Portfolio Shares Redeemed	18
Payable for Custodian Fees	9
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Administration Fees	—	@
Other Liabilities	10
Total Liabilities	58
Net Assets	$4,736
Net Assets Consist Of:
Paid-in-Capital	$3,889
Accumulated Undistributed Net Investment Income	25
Accumulated Net Realized Gain	80
Unrealized Appreciation (Depreciation) on:
Investments	742
Foreign Currency Translations	(—	@)
Net Assets	$4,736

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$3,469
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	259,346
Net Asset Value, Offering and Redemption Price Per Share	$13.38
CLASS A:
Net Assets	$833
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	62,577
Net Asset Value, Redemption Price Per Share	$13.31
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.74
Maximum Offering Price Per Share	$14.05
CLASS L:
Net Assets	$410
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	31,240
Net Asset Value, Offering and Redemption Price Per Share	$13.13
CLASS C:
Net Assets	$24
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,806
Net Asset Value, Offering and Redemption Price Per Share	$13.12

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$44
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	44
Expenses:
Professional Fees	46
Advisory Fees (Note B)	19
Registration Fees	15
Custodian Fees (Note F)	12
Shareholder Reporting Fees	3
Pricing Fees	3
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Administration Fees (Note C)	2
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class L	—	@
Directors' Fees and Expenses	—	@
Other Expenses	9
Total Expenses	114
Expenses Reimbursed by Adviser (Note B)	(65)
Waiver of Advisory Fees (Note B)	(19)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	27
Net Investment Income	17
Realized Gain:
Investments Sold	5
Foreign Currency Transactions	(—	@)
Net Realized Gain	5
Change in Unrealized Appreciation (Depreciation):
Investments	177
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	177
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	182
Net Increase in Net Assets Resulting from Operations	$199

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$17	$13
Net Realized Gain	5	272
Net Change in Unrealized Appreciation (Depreciation)	177	(258)
Net Increase in Net Assets Resulting from Operations	199	27
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2)
Net Realized Gain	—	(221)
Class A:
Net Investment Income	—	(1)
Net Realized Gain	—	(58)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(24)
Total Distributions	—	(306)
Capital Share Transactions:(1)
Class I:
Subscribed	498	1,143
Distributions Reinvested	—	176
Redeemed	(355)	(805)
Class A:
Subscribed	35	500
Distributions Reinvested	—	41
Redeemed	(30)	(378)
Class L:
Subscribed	128	108
Distributions Reinvested	—	15
Redeemed	(72)	(15)
Class C:
Subscribed	24 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	228	785
Total Increase in Net Assets	427	506
Net Assets:
Beginning of Period	4,309	3,803
End of Period (Including Accumulated Undistributed Net Investment Income of $25 and $8)	$4,736	$4,309
(1) Capital Share Transactions:
Class I:
Shares Subscribed	38	84
Shares Issued on Distributions Reinvested	—	14
Shares Redeemed	(28)	(60)
Net Increase in Class I Shares Outstanding	10	38
Class A:
Shares Subscribed	3	37
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(3)	(28)
Net Increase in Class A Shares Outstanding	— @@	12
Class L:
Shares Subscribed	9	8
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(5)	(1)
Net Increase in Class L Shares Outstanding	4	8
Class C:
Shares Subscribed	2 *	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Advantage Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.74		$13.57	$11.37	$9.97	$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.05	0.04	0.16	0.06	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.59		0.04	3.27	2.12	(0.03)	0.01
Total from Investment Operations	0.64		0.09	3.31	2.28	0.03	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.08)	(0.12)	(0.07)	—
Net Realized Gain	—		(0.91)	(1.03)	(0.76)	—	—
Total Distributions	—		(0.92)	(1.11)	(0.88)	(0.07)	—
Net Asset Value, End of Period	$13.38		$12.74	$13.57	$11.37	$9.97	$10.01
Total Return++	5.02	%#	0.83%	29.71%	22.83%	0.34%	0.10	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,469		$3,181	$2,868	$1,129	$1,603	$701
Ratio of Expenses to Average Net Assets (1)	1.12	%+^^*	1.30%+	1.29%+	1.30%+	1.30%+	1.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.80	%+*	0.40%+	0.29%+	1.39%+	0.57%+	(1.10	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	24	%#	46%	57%	63%	42%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.82	%*	5.31%	8.07%	7.28%	7.31%	245.42	%*
Net Investment Loss to Average Net Assets	(2.90	)%*	(3.61)%	(6.49)%	(4.59)%	(5.44)%	(245.22	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I Shares. Prior to January 23, 2015, the maximum ratio was 1.30% for Class I Share.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Advantage Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.70		$13.57	$11.36		$9.97	$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.01	(0.04)		0.13	0.03	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.58		0.04	3.31		2.11	(0.02)	0.01
Total from Investment Operations	0.61		0.05	3.27		2.24	0.01	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.03)		(0.09)	(0.05)	—
Net Realized Gain	—		(0.91)	(1.03)		(0.76)	—	—
Total Distributions	—		(0.92)	(1.06)		(0.85)	(0.05)	—
Net Asset Value, End of Period	$13.31		$12.70	$13.57		$11.36	$9.97	$10.01
Total Return++	4.80	%#	0.46%	29.48%		22.44%	0.07%	0.10	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$833		$790	$681		$114	$100	$100
Ratio of Expenses to Average Net Assets (1)	1.47	%+^^^*	1.65%+	1.60	%+^^	1.55%+	1.55%+	1.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.45	%+*	0.05%+	(0.35	)%+	1.14%+	0.32%+	(1.35	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%		0.00%§	0.00%§	N/A
Portfolio Turnover Rate	24	%#	46%	57%		63%	42%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.31	%*	5.79%	8.43%		7.53%	7.56%	245.67	%*
Net Investment Loss to Average Net Assets	(3.39	)%*	(4.09)%	(7.18)%		(4.84)%	(5.69)%	(245.47	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.55% for Class A shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class A Shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class A Share.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Advantage Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.56		$13.50	$11.35		$9.96	$10.01	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.00	)‡	(0.06)	(0.09)		0.07	(0.02)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.57		0.04	3.28		2.11	(0.02)	0.01
Total from Investment Operations	0.57		(0.02)	3.19		2.18	(0.04)	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.01)		(0.03)	(0.01)	—
Net Realized Gain	—		(0.91)	(1.03)		(0.76)	—	—
Total Distributions	—		(0.92)	(1.04)		(0.79)	(0.01)	—
Net Asset Value, End of Period	$13.13		$12.56	$13.50		$11.35	$9.96	$10.01
Total Return++	4.54	%#	(0.07)%	28.78%		21.89%	(0.44)%	0.10	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$410		$338	$254		$113	$100	$100
Ratio of Expenses to Average Net Assets (1)	1.97	%+^^^*	2.15%+	2.09	%+^^	2.05%+	2.05%+	2.05	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.03	)%+*	(0.45)%+	(0.71	)%+	0.64%+	(0.18)%+	(1.85	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%		0.00%§	0.00%§	N/A
Portfolio Turnover Rate	24	%#	46%	57%		63%	42%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.92	%*	6.55%	9.07%		8.03%	8.06%	246.17	%*
Net Investment Loss to Average Net Assets	(3.98	)%*	(4.85)%	(7.69)%		(5.34)%	(6.19)%	(245.97	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.05% for Class L shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.95% for Class L Shares. Prior to January 23, 2015, the maximum ratio was 2.15% for Class L Share.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Advantage Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015 to June 30, 2015^ (unaudited)
Net Asset Value, Beginning of Period	$13.30
Loss from Investment Operations:
Net Investment Loss†	(0.02)
Net Realized and Unrealized Loss	(0.16)
Total from Investment Operations	(0.18)
Net Asset Value, End of Period	$13.12
Total Return++	(1.35	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$24
Ratios of Expenses to Average Net Assets (1)	2.20	%*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.98	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	24	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	11.73	%*
Net Investment Loss to Average Net Assets	(10.51	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Advantage Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Directors (the

"Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$240	$—	$—	$240
Chemicals	49	—	—	49
Commercial Services & Supplies	102	—	—	102
Construction & Engineering	11	—	—	11
Diversified Financial Services	268	—	—	268
Food & Staples Retailing	179	—	—	179
Food Products	467	—	—	467
Health Care Providers & Services	32	—	—	32
Hotels, Restaurants & Leisure	111	—	—	111

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Industrial Conglomerates	$70	$—	$—	$70
Information Technology Services	160	—	—	160
Insurance	65	—	—	65
Internet & Catalog Retail	449	—	—	449
Internet Software & Services	1,065	—	—	1,065
Life Sciences Tools & Services	65	—	—	65
Machinery	61	—	—	61
Media	384	—	—	384
Pharmaceuticals	277	—	—	277
Professional Services	46	—	—	46
Specialty Retail	121	—	—	121
Tech Hardware, Storage & Peripherals	102	—	—	102
Textiles, Apparel & Luxury Goods	373	—	—	373
Total Common Stocks	4,697	—	—	4,697
Call Options Purchased	—	2	—	2
Short-Term Investment
Investment Company	2	—	—	2
Total Assets	$4,699	$2	$—	$4,701

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $1,164,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result,

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$2	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(2	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(3	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$2	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$2	$—	$—	$2

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	1,545,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

Effective March 2, 2015, the Portfolio's annual rate based on the daily net assets was reduced and is as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares, 1.65% for Class A shares and 2.15% for Class L shares. Effective January 23, 2015, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 1.95% for Class L shares and 2.20% for Class C shares (effective April 30, 2015). The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $19,000 of advisory fees were waived and approximately $68,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee,

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,383,000 and $1,072,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$107	$825	$930	$—	@	$2

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$58	$248	$107	$162

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$8	$(8)	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7	$86

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $883,000 and the aggregate gross unrealized depreciation is approximately $141,000 resulting in net unrealized appreciation of approximately $742,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 42.7% for Class A shares.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

27

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGASAN
1259846 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	17
U.S. Privacy Policy	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Discovery Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Global Discovery Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Discovery Portfolio Class I	$1,000.00	$1,045.20	$1,018.15	$6.80	*	$6.71	*	1.34%
Global Discovery Portfolio Class A	1,000.00	1,043.30	1,016.41	8.56	*	8.45	*	1.69
Global Discovery Portfolio Class L	1,000.00	1,041.50	1,013.93	11.09	*	10.94	*	2.19
Global Discovery Portfolio Class C	1,000.00	995.50	1,004.26	4.09	**	4.10	**	2.45

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three-year period and the period since the end of December 2010, the month of the Portfolio's inception, but lower than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's contractual management fee was higher but close to its peer group average. The Board also noted that while the Portfolio's actual management fee was lower than its peer group average, its total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Global Discovery Portfolio

	Shares	Value (000)
Common Stocks (86.9%)
Brazil (2.3%)
JHSF Participacoes SA	238,156	$143
Ouro Fino Saude Animal Participacoes SA	11,212	116
		259
Canada (1.5%)
Second Cup Ltd. (The) (a)	55,864	170
China (2.0%)
Jumei International Holding Ltd. ADR (a)	10,036	229
France (15.3%)
Christian Dior SE	4,586	895
Edenred	17,064	422
Eurazeo SA	6,004	397
		1,714
Germany (1.4%)
windeln.de AG (a)(b)	3,690	48
Zalando SE (a)(b)	3,218	107
		155
Greece (1.4%)
Titan Cement Co., SA (Preference) (a)	15,136	155
Hong Kong (2.0%)
L'Occitane International SA	76,500	218
Italy (2.0%)
Tamburi Investment Partners SpA	56,850	219
Netherlands (3.5%)
Koninklijke Philips N.V.	15,199	387
Sweden (1.8%)
Investment AB Kinnevik	6,375	202
United Kingdom (2.1%)
Just Eat PLC (a)	36,886	236
United States (51.6%)
Babcock & Wilcox Co. (The)	44,781	1,378
Castlight Health, Inc., Class B (a)(c)	9,142	74
Cosan Ltd., Class A	31,272	193
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost — $25; acquired 5/1/12)	2,743	51
eBay, Inc. (a)	7,648	461
Fox Factory Holding Corp. (a)	14,086	227
Garmin Ltd.	4,174	183
Leucadia National Corp.	9,330	227
Manitowoc Co., Inc. (The)	62,905	1,233
New Relic, Inc. (a)(c)	537	19
Pandora Media, Inc. (a)	5,456	85
Progressive Corp. (The)	16,489	459
Rayonier Advanced Materials, Inc.	6,401	104
RenaissanceRe Holdings Ltd.	4,603	467
Solera Holdings, Inc.	8,337	371
Workday, Inc., Class A (a)	555	42
zulily, Inc., Class A (a)(c)	14,926	195
		5,769
Total Common Stocks (Cost $10,137)		9,713
	Shares	Value (000)
Preferred Stocks (6.7%)
India (2.4%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost — $44; acquired 10/4/13)	1,910	$272
United States (4.3%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $78; acquired 4/16/14)	1,917	162
Blue Bottle Coffee, Inc. Series B (a)(d)(e)(f) (acquisition cost — $56; acquirred 1/24/14)	3,945	131
DOMO, Inc. (a)(d)(e)(f) (acquisition cost — $37; acquired 1/31/14 — 2/7/14)	9,082	77
Lookout, Inc. Series F (a)(d)(e)(f) (acquisition cost — $73; acquired 6/17/14)	6,374	51
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost — $9; acquired 7/19/12)	2,935	25
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost — $6; acquired 10/25/13)	1,572	14
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost — $6; acquired 10/25/13)	1,572	14
		474
Total Preferred Stocks (Cost $309)		746
Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost — $3; acquired 5/25/12) (Cost $3)	277	5
	Notional Amount
Call Option Purchased (2.5%)
United States (2.5%)
Intuitive Surgical, Inc. January 2016 @ $300 (Cost $162)	15	280
	Shares
Short-Term Investments (8.0%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	204,591	205
	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $67; fully collateralized by various U.S. Government obligations; 0.88% — 2.00% due 2/28/17 — 10/31/21; valued at $69)	$67	67
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $7; fully collateralized by various U.S. Government agency securities; 2.35% — 5.50% due 12/22/15 — 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $8)	7	7

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $10; fully collateralized by various U.S. Government obligations; Zero Coupon — 0.25% due 5/15/16 — 2/15/24; valued at $10)	$10	$10
		84
Total Securities held as Collateral on Loaned Securities (Cost $289)		289
	Shares
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $605)	605,265	605
Total Short-Term Investments (Cost $894)		894
Total Investments (104.1%) (Cost $11,505) Including $288 of Securities Loaned		11,638
Liabilities in Excess of Other Assets (-4.1%)		(460)
Net Assets (100.0%)		$11,178

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of this security was on loan at June 30, 2015.

(d)  Security has been deemed illiquid at June 30, 2015.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $802,000 and represents 7.2% of net assets.

(f)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $802,000, representing 7.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	26.6%
Electrical Equipment	12.1
Machinery	10.9
Internet & Catalog Retail	8.9
Insurance	8.2
Textiles, Apparel & Luxury Goods	7.9
Internet Software & Services	7.6
Diversified Financial Services	7.3
Short-Term Investment	5.3
Software	5.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Discovery Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $10,695)	$10,828
Investment in Security of Affiliated Issuer, at Value (Cost $810)	810
Total Investments in Securities, at Value (Cost $11,505)	11,638
Foreign Currency, at Value (Cost $8)	8
Cash	7
Receivable for Investments Sold	242
Due from Adviser	10
Dividends Receivable	5
Tax Reclaim Receivable	3
Receivable from Affiliate	—	@
Other Assets	50
Total Assets	11,963
Liabilities:
Payable for Investments Purchased	447
Collateral on Securities Loaned, at Value	295
Payable for Professional Fees	21
Payable for Portfolio Shares Redeemed	8
Payable for Custodian Fees	3
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Other Liabilities	9
Total Liabilities	785
Net Assets	$11,178
Net Assets Consist Of:
Paid-in-Capital	$11,050
Distributions in Excess of Net Investment Income	(1)
Accumulated Net Realized Loss	(4)
Unrealized Appreciation (Depreciation) on:
Investments	133
Foreign Currency Translations	(—	@)
Net Assets	$11,178

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Discovery Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$7,302
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	657,764
Net Asset Value, Offering and Redemption Price Per Share	$11.10
CLASS A:
Net Assets	$3,635
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	328,097
Net Asset Value, Redemption Price Per Share	$11.08
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.61
Maximum Offering Price Per Share	$11.69
CLASS L:
Net Assets	$231
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,924
Net Asset Value, Offering and Redemption Price Per Share	$11.03
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	903
Net Asset Value, Offering and Redemption Price Per Share	$11.03
(1) Including: Securities on Loan, at Value:	$288

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Discovery Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6 of Foreign Taxes Withheld)	$142
Income from Securities Loaned — Net	17
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	160
Expenses:
Professional Fees	49
Advisory Fees (Note B)	48
Registration Fees	15
Custodian Fees (Note F)	8
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Administration Fees (Note C)	4
Shareholder Reporting Fees	3
Pricing Fees	3
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	—	@
Directors' Fees and Expenses	—	@
Other Expenses	7
Total Expenses	146
Waiver of Advisory Fees (Note B)	(48)
Expenses Reimbursed by Adviser (Note B)	(17)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	79
Net Investment Income	81
Realized Gain (Loss):
Investments Sold	233
Foreign Currency Transactions	(2)
Net Realized Gain	231
Change in Unrealized Appreciation (Depreciation):
Investments	118
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	118
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	349
Net Increase in Net Assets Resulting from Operations	$430

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$81	$396
Net Realized Gain	231	580
Net Change in Unrealized Appreciation (Depreciation)	118	(1,311)
Net Increase (Decrease) in Net Assets Resulting from Operations	430	(335)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(295)
Net Realized Gain	—	(1,086)
Paid-in-Capital	—	(151)
Class A:
Net Investment Income	—	(123)
Net Realized Gain	—	(473)
Paid-in-Capital	—	(68)
Class L:
Net Investment Income	—	(8)
Net Realized Gain	—	(37)
Paid-in-Capital	—	(6)
Total Distributions	—	(2,247)
Capital Share Transactions:(1)
Class I:
Subscribed	1,778	2,992
Distributions Reinvested	—	1,334
Redeemed	(1,176)	(4,608)
Class A:
Subscribed	824	3,257
Distributions Reinvested	—	600
Redeemed	(295)	(1,615)
Class L:
Subscribed	56	8
Distributions Reinvested	—	25
Redeemed	(61)	(16)
Class C:
Subscribed	10 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	1,136	1,977
Total Increase (Decrease) in Net Assets	1,566	(605)
Net Assets:
Beginning of Period	9,612	10,217
End of Period (Including Distributions in Excess of Net Investment Income of $(1) and $(82))	$11,178	$9,612

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Discovery Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	164	220
Shares Issued on Distributions Reinvested	—	120
Shares Redeemed	(111)	(355)
Net Increase (Decrease) in Class I Shares Outstanding	53	(15)
Class A:
Shares Subscribed	76	246
Shares Issued on Distributions Reinvested	—	54
Shares Redeemed	(27)	(127)
Net Increase in Class A Shares Outstanding	49	173
Class L:
Shares Subscribed	5	1
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(5)	(1)
Net Increase (Decrease) in Class L Shares Outstanding	(— @@)	2
Class C:
Shares Subscribed	1 *	—

*  For the period April 30, 2015 through June 30, 2015.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Discovery Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.62		$13.70	$11.11	$9.06	$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.09		0.48	(0.01)	0.25	0.13	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.39		(0.77)	4.43	2.62	(0.92)	(0.03)
Total from Investment Operations	0.48		(0.29)	4.42	2.87	(0.79)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.55)	(0.07)	(0.30)	(0.12)	—
Net Realized Gain	—		(1.95)	(1.76)	(0.52)	(0.00)‡	—
Paid-in-Capital	—		(0.29)	—	—	—	—
Total Distributions	—		(2.79)	(1.83)	(0.82)	(0.12)	—
Net Asset Value, End of Period	$11.10		$10.62	$13.70	$11.11	$9.06	$9.97
Total Return++	4.52	%#	(1.96)%	40.72%	31.64%	(7.72)%	(0.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,302		$6,421	$8,493	$3,432	$2,446	$697
Ratio of Expenses to Average Net Assets (1)	1.34	%+*	1.34%+	1.34%+	1.35%+	1.35%+	1.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.68	%+*	3.70%+	(0.07)%+	2.41%+	1.39%+	(1.14	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	40	%#	84%	100%	96%	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.62	%*	2.65%	3.65%	4.33%	5.52%	238.14	%*
Net Investment Income (Loss) to Average Net Assets	0.40	%*	2.39%	(2.38)%	(0.57)%	(2.78)%	(237.93	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Discovery Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.62		$13.69	$11.11		$9.07	$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.07		0.44	(0.09)		0.22	0.12	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.39		(0.76)	4.47		2.62	(0.92)	(0.03)
Total from Investment Operations	0.46		(0.32)	4.38		2.84	(0.80)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.51)	(0.04)		(0.28)	(0.10)	—
Net Realized Gain	—		(1.95)	(1.76)		(0.52)	(0.00)‡	—
Paid-in-Capital	—		(0.29)	—		—	—	—
Total Distributions	—		(2.75)	(1.80)		(0.80)	(0.10)	—
Net Asset Value, End of Period	$11.08		$10.62	$13.69		$11.11	$9.07	$9.97
Total Return++	4.33	%#	(2.25)%	40.33%		31.40%	(7.98)%	(0.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,635		$2,965	$1,455		$137	$91	$100
Ratio of Expenses to Average Net Assets (1)	1.69	%+*	1.69%+	1.65	%+^^	1.60%+	1.60%+	1.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.29	%+*	3.35%+	(0.66	)%+	2.16%+	1.14%+	(1.39	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%		0.00%§	0.00%§	N/A
Portfolio Turnover Rate	40	%#	84%	100%		96%	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.96	%*	3.02%	3.87%		4.58%	5.77%	238.39	%*
Net Investment Income (Loss) to Average Net Assets	0.02	%*	2.02%	(2.88)%		(0.82)%	(3.03)%	(238.18	)%*

^  Commencement of Operations.

‡  Amount is less than $0.005 per share.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.60% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Discovery Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.59		$13.64	$11.11		$9.07	$9.97	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.37	(0.14)		0.17	0.06	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.39		(0.76)	4.45		2.61	(0.91)	(0.03)
Total from Investment Operations	0.44		(0.39)	4.31		2.78	(0.85)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)	(0.02)		(0.22)	(0.05)	—
Net Realized Gain	—		(1.95)	(1.76)		(0.52)	(0.00)‡	—
Paid-in-Capital	—		(0.29)	—		—	—	—
Total Distributions	—		(2.66)	(1.78)		(0.74)	(0.05)	—
Net Asset Value, End of Period	$11.03		$10.59	$13.64		$11.11	$9.07	$9.97
Total Return++	4.15	%#	(2.81)%	39.68%		30.62%	(8.41)%	(0.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$231		$226	$269		$111	$91	$100
Ratio of Expenses to Average Net Assets (1)	2.19	%+*	2.19%+	2.13	%+^^	2.10%+	2.10%+	2.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.92	%+*	2.85%+	(1.05	)%+	1.66%+	0.64%+	(1.89	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%		0.00%§	0.00%§	N/A
Portfolio Turnover Rate	40	%#	84%	100%		96%	83%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.00	%*	4.08%	4.62%		5.08%	6.27%	238.89	%*
Net Investment Income (Loss) to Average Net Assets	(0.89	)%*	0.96%	(3.54)%		(1.32)%	(3.53)%	(238.68	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.20% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.10% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Discovery Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$11.07
Income (Loss) from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Loss	(0.06)
Total from Investment Operations	(0.04)
Net Asset Value, End of Period	$11.03
Total Return++	(0.45	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$10
Ratios of Expenses to Average Net Assets (1)	2.45	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.90	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	17.12	%*
Net Investment Loss to Average Net Assets	(13.77	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Discovery Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and emerging franchise companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Index.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) certain portfolio securities may be valued by an outside pricing service approved by the
Directors. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$227	$—	$—	$227
Capital Markets	219	—	—	219
Chemicals	104	—	—	104
Commercial Services & Supplies	422	—	—	422
Construction Materials	—	155	—	155
Diversified Financial Services	826	—	—	826
Electrical Equipment	1,378	—	—	1,378
Health Care Technology	74	—	—	74
Hotels, Restaurants & Leisure	170	—	—	170
Household Durables	183	—	—	183
Industrial Conglomerates	387	—	—	387
Insurance	926	—	—	926
Internet & Catalog Retail	579	—	—	579
Internet Software & Services	801	—	51	852
Machinery	1,233	—	—	1,233

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Oil, Gas & Consumable Fuels	$193	$—	$—	$193
Pharmaceuticals	116	—	—	116
Real Estate Management & Development	143	—	—	143
Software	413	—	—	413
Specialty Retail	218	—	—	218
Textiles, Apparel & Luxury Goods	895	—	—	895
Total Common Stocks	9,507	155	51	9,713
Preferred Stocks	—	—	746	746
Convertible Preferred Stock	—	—	5	5
Call Option Purchased	280	—	—	280
Short-Term Investments
Investment Company	810	—	—	810
Repurchase Agreements	—	84	—	84
Total Short-Term Investments	810	84	—	894
Total Assets	$10,597	$239	$802	$11,638

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $3,342,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$52	$534		$5
Purchases	—	—		—
Sales	—	—		—
Amortization of discount	—	—		—
Transfers in	—	—		—
Transfers out	—	—		—
Corporate actions	—	—		—
Change in unrealized appreciation (depreciation)	(1)	212		(—	@)
Realized gains (losses)	—	—		—
Ending Balance	$51	$746		$5
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$(1)	$212	$	(—	@)

@  Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$131	Market Transaction Method	Issuance Price of Financing	$33.32		$33.32		$33.32		Increase
Internet & Catalog Retail
Market Transaction Pending Precedent Preferred Stocks	$162	Method	Transaction	$93.38		$93.38		$93.38		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.2	x	15.5	x	15.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
	$272	Market Transaction Method	Issuance Price of Financing	$119.76		$119.76		$119.76		Increase
			Issuance Price of Pending Financing	$142.24		$142.24		$142.24		Increase

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet Software & Services
Common Stock	$51	Market Transaction Method	Third Party Tender Offer/ Series C Preferred	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$5	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.9	x	13.5	x	12.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Software
Preferred Stocks	$77	Market Transaction Method	Issuance Price of Financing	$8.43		$8.43		$8.43		Increase
	$51	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	16.2	x	28.7	x	23.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
	$53	Market Transaction Method	Precedent Transaction of Preferred Stock	$8.89		$8.89		$8.89		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.4	x	17.0	x	17.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$280	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$145	(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(243	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$280	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$280	$—	$—	$280

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	1,500

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$288	(e)	$—	$(288	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Portfolio received cash collateral of approximately $295,000, of which approximately $289,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $6,000, which is not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I shares, 1.70% for Class A shares, 2.20% for Class L shares and 2.45% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $48,000 of advisory fees were

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

waived and approximately $19,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $5,808,000 and $3,929,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$1,198	$4,442	$4,830	$1	$810

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:			2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-In- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$941	$1,081	$225	$405	$831

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Distributions in Excess of Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$14	$(15)	$1

At December 31, 2014, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2015, The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,201,000 and the aggregate gross unrealized depreciation is approximately $1,068,000 resulting in net unrealized appreciation of approximately $133,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2014, the Portfolio deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$17	$148

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 37.1% and 52.2% for Class A and Class L shares, respectively.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGDSAN
1259855 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	17
U.S. Privacy Policy	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Advantage Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

International Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
International Advantage Portfolio Class I	$1,000.00	$1,124.60	$1,018.60	$6.58	*	$6.26	*	1.25%
International Advantage Portfolio Class A	1,000.00	1,122.10	1,016.86	8.42	*	8.00	*	1.60
International Advantage Portfolio Class L	1,000.00	1,119.40	1,014.38	11.04	*	10.49	*	2.10
International Advantage Portfolio Class C	1,000.00	998.60	1,004.43	3.92	**	3.94	**	2.35

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods and the period since the end of December 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the Portfolio's contractual management fee and total expense ratio were higher but close to its peer group averages, the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (83.1%)
Australia (1.2%)
Aurizon Holding Ltd.	20,207	$80
Belgium (3.6%)
Anheuser-Busch InBev N.V.	1,944	233
Brazil (1.5%)
CETIP SA - Mercados Organizados	8,740	96
Canada (4.7%)
Brookfield Asset Management, Inc., Class A	3,118	109
Brookfield Infrastructure Partners LP	4,314	192
		301
China (4.1%)
TAL Education Group ADR (a)	7,495	265
Denmark (4.7%)
DSV A/S	9,438	306
France (9.6%)
Christian Dior SE	1,069	209
Danone SA	1,786	115
Edenred	2,610	65
Hermes International	304	113
Pernod Ricard SA	1,005	116
		618
Germany (1.9%)
Adidas AG	1,571	120
Japan (4.5%)
Calbee, Inc.	6,800	287
Korea, Republic of (8.8%)
Hotel Shilla Co., Ltd.	1,137	114
Loen Entertainment, Inc.	3,940	284
NAVER Corp.	303	172
		570
Norway (3.3%)
Telenor ASA	3,594	79
TGS Nopec Geophysical Co., ASA	5,811	135
		214
South Africa (2.8%)
Naspers Ltd., Class N	1,150	179
Switzerland (5.1%)
Kuehne & Nagel International AG (Registered)	1,220	162
Nestle SA (Registered)	2,267	164
		326
United Kingdom (13.5%)
Burberry Group PLC	11,258	278
Diageo PLC	4,191	121
Hargreaves Lansdown PLC	7,328	133
Intertek Group PLC	4,101	158
Reckitt Benckiser Group PLC	2,106	181
		871
	Shares	Value (000)
United States (13.8%)
Cognizant Technology Solutions Corp., Class A (a)	3,120	$191
EPAM Systems, Inc. (a)	3,486	248
Greenlight Capital Re Ltd., Class A (a)	3,016	88
Luxoft Holding, Inc. (a)	3,278	186
Priceline Group, Inc. (The) (a)	154	177
		890
Total Common Stocks (Cost $4,604)		5,356
Participation Notes (11.4%)
China (11.4%)
China International Travel Service Corp., Ltd., Class A, Equity Linked Notes, expires 5/5/16 (a)	14,000	150
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	31,860	164
Kweichow Moutai Co., Ltd, Class A, Equity Linked Notes, expires 5/5/16 (a)	5,720	238
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	4,468	185
Total Participation Notes (Cost $599)		737
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016@ CNY 6.70	834,971	2
USD/CNY November 2015@ CNY 6.65	747,834	—	@
Total Call Options Purchased (Cost $6)		2
	Shares
Short-Term Investment (4.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $284)	284,029	284
Total Investments (98.9%) (Cost $5,493)		6,379
Other Assets in Excess of Liabilities (1.1%)		71
Net Assets (100.0%)		$6,450

(a)  Non-income producing security.

@  Value is less than $500.

ADR  American Depositary Receipt.

CNY  Chinese Yuan Renminbi

USD  United States Dollar

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

International Advantage Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.2%
Beverages	14.0
Food Products	11.4
Textiles, Apparel & Luxury Goods	11.3
Information Technology Services	9.8
Media	7.3
Road & Rail	6.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2015 (unaudited) (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,209)	$6,095
Investment in Security of Affiliated Issuer, at Value (Cost $284)	284
Total Investments in Securities, at Value (Cost $5,493)	6,379
Foreign Currency, at Value (Cost $2)	2
Cash	3
Due from Adviser	25
Receivable for Portfolio Shares Sold	23
Tax Reclaim Receivable	8
Receivable for Investments Sold	1
Dividends Receivable	1
Receivable from Affiliate	—	@
Other Assets	50
Total Assets	6,492
Liabilities:
Payable for Professional Fees	26
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Administration Fees	—	@
Other Liabilities	14
Total Liabilities	42
Net Assets	$6,450
Net Assets Consist of:
Paid-in-Capital	$5,304
Accumulated Undistributed Net Investment Income	41
Accumulated Net Realized Gain	219
Unrealized Appreciation (Depreciation) on:
Investments	886
Foreign Currency Translations	(—	@)
Net Assets	$6,450

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (unaudited) (000)
CLASS I:
Net Assets	$5,133
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	369,346
Net Asset Value, Offering and Redemption Price Per Share	$13.90
CLASS A:
Net Assets	$1,078
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	77,633
Net Asset Value, Redemption Price Per Share	$13.88
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.77
Maximum Offering Price Per Share	$14.65
CLASS L:
Net Assets	$205
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,866
Net Asset Value, Offering and Redemption Price Per Share	$13.78
CLASS C:
Net Assets	$34
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,474
Net Asset Value, Offering and Redemption Price Per Share	$13.78

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

International Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld)	$57
Income from Securities Loaned — Net	2
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	59
Expenses:
Professional Fees	43
Advisory Fees (Note B)	25
Registration Fees	15
Custodian Fees (Note F)	8
Shareholder Reporting Fees	4
Pricing Fees	3
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Administration Fees (Note C)	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class L	—	@
Directors' Fees and Expenses	—	@
Other Expenses	10
Total Expenses	115
Expenses Reimbursed by Adviser (Note B)	(50)
Waiver of Advisory Fees (Note B)	(25)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	37
Net Investment Income	22
Realized Gain (Loss):
Investments Sold	118
Foreign Currency Transactions	(2)
Net Realized Gain	116
Change in Unrealized Appreciation (Depreciation):
Investments	471
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	472
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	588
Net Increase in Net Assets Resulting from Operations	$610

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

International Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$22	$40
Net Realized Gain	116	114
Net Change in Unrealized Appreciation (Depreciation)	472	(54)
Net Increase in Net Assets Resulting from Operations	610	100
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(18)
Net Realized Gain	—	(73)
Class A:
Net Investment Income	—	(2)
Net Realized Gain	—	(16)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(3)
Total Distributions	—	(112)
Capital Share Transactions:(1)
Class I:
Subscribed	1,393	1,201
Distributions Reinvested	—	61
Redeemed	(131)	(508)
Class A:
Subscribed	144	688
Distributions Reinvested	—	12
Redeemed	(61)	(52)
Class L:
Subscribed	62	26
Distributions Reinvested	—	— @
Redeemed	(25)	—
Class C:
Subscribed	34 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	1,416	1,428
Redemption Fees	—	— @
Total Increase in Net Assets	2,026	1,416
Net Assets:
Beginning of Period	4,424	3,008
End of Period (Including Accumulated Undistributed Net Investment Income of $41 and $19)	$6,450	$4,424

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

International Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	105	97
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(10)	(41)
Net Increase in Class I Shares Outstanding	95	61
Class A:
Shares Subscribed	11	55
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(5)	(4)
Net Increase in Class A Shares Outstanding	6	52
Class L:
Shares Subscribed	5	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(2)	—
Net Increase in Class L Shares Outstanding	3	2
Class C:
Shares Subscribed	2 *	—

*  For the period April 30, 2015 through June 30, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.36		$12.36	$11.60	$9.65	$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.06		0.13	0.13	0.12	0.12	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.48		0.20	1.32	1.93	(0.26)	(0.01)
Total from Investment Operations	1.54		0.33	1.45	2.05	(0.14)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)	(0.12)	(0.10)	(0.11)	—
Net Realized Gain	—		(0.26)	(0.57)	—	(0.09)	—
Total Distributions	—		(0.33)	(0.69)	(0.10)	(0.20)	—
Redemption Fees	—		0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$13.90		$12.36	$12.36	$11.60	$9.65	$9.99
Total Return++	12.46	%#	2.58%	12.72%	21.27%	(1.31)%	(0.10	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,133		$3,387	$2,637	$1,421	$1,255	$1,198
Ratio of Expenses to Average Net Assets (1)	1.25	%+*	1.24%+	1.24%+	1.24%+	1.24%+	1.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.85	%+*	1.05%+	1.04%+	1.08%+	1.17%+	(1.09	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00%§	0.01%	0.01%	N/A
Portfolio Turnover Rate	16	%#	30%	49%	40%	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.93	%*	5.47%	6.30%	8.89%	7.08%+	176.40	%*
Net Investment Loss to Average Net Assets	(1.83	)%*	(3.18)%	(4.02)%	(6.57)%	(4.67)%+	(176.24	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.37		$12.38	$11.60		$9.65	$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.09	0.04		0.09	0.09	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.48		0.19	1.38		1.94	(0.25)	(0.01)
Total from Investment Operations	1.51		0.28	1.42		2.03	(0.16)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)	(0.07)		(0.08)	(0.09)	—
Net Realized Gain	—		(0.26)	(0.57)		—	(0.09)	—
Total Distributions	—		(0.29)	(0.64)		(0.08)	(0.18)	—
Redemption Fees	—		0.00 ‡	—		—	—	—
Net Asset Value, End of Period	$13.88		$12.37	$12.38		$11.60	$9.65	$9.99
Total Return++	12.21	%#	2.21%	12.43%		20.99%	(1.57)%	(0.10	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,078		$889	$248		$116	$96	$100
Ratio of Expenses to Average Net Assets (1)	1.60	%+*	1.59%+	1.55	%+^^	1.49%+	1.49%+	1.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.40	%+*	0.70%+	0.29	%+	0.83%+	0.92%+	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00	%§	0.01%	0.01%	N/A
Portfolio Turnover Rate	16	%#	30%	49%		40%	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.43	%*	6.03%	6.89%		9.14%	7.33%+	176.65	%*
Net Investment Loss to Average Net Assets	(2.43	)%*	(3.74)%	(5.05)%		(6.82)%	(4.92)%+	(176.49	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.50% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$12.31		$12.36	$11.60		$9.65	$9.99	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.00	)‡	0.02	0.02		0.04	0.04	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.47		0.20	1.34		1.93	(0.25)	(0.01)
Total from Investment Operations	1.47		0.22	1.36		1.97	(0.21)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.03)		(0.02)	(0.04)	—
Net Realized Gain	—		(0.26)	(0.57)		—	(0.09)	—
Total Distributions	—		(0.27)	(0.60)		(0.02)	(0.13)	—
Redemption Fees	—		0.00 ‡	—		—	—	—
Net Asset Value, End of Period	$13.78		$12.31	$12.36		$11.60	$9.65	$9.99
Total Return++	11.94	%#	1.69%	11.88%		20.43%	(2.09)%	(0.10	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$205		$148	$123		$116	$97	$100
Ratio of Expenses to Average Net Assets (1)	2.10	%+*	2.09%+	2.03	%+^^	1.99%+	1.99%+	2.00	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.03	)%+*	0.20%+	0.18	%+	0.33%+	0.42%+	(1.84	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00	%§	0.01%	0.01%	N/A
Portfolio Turnover Rate	16	%#	30%	49%		40%	27%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.53	%*	7.42%	7.43%		9.64%	7.83%+	177.15	%*
Net Investment Loss to Average Net Assets	(3.46	)%*	(5.13)%	(5.22)%		(7.32)%	(5.42)%+	(176.99	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.00% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

International Advantage Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$13.80
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡
Net Realized and Unrealized Loss	(0.02)
Total from Investment Operations	(0.02)
Net Asset Value, End of Period	$13.78
Total Return++	(0.14	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$34
Ratios of Expenses to Average Net Assets (1)	2.35	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.12	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§
Portfolio Turnover Rate	16	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	14.26	%*
Net Investment Loss to Average Net Assets	(12.03	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Advantage Portfolio. The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve the investment objective by investing primarily in established companies on an international basis, with capitalizations within the range of companies included in the MSCI All Country World ex USA Index.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$470	$—	$—	$470
Capital Markets	229	—	—	229
Commercial Services & Supplies	65	—	—	65
Diversified Consumer Services	265	—	—	265
Diversified Telecommunication Services	79	—	—	79
Electric Utilities	192	—	—	192
Energy Equipment & Services	135	—	—	135
Food Products	566	—	—	566
Household Products	181	—	—	181
Information Technology Services	625	—	—	625
Insurance	88	—	—	88
Internet & Catalog Retail	177	—	—	177
Internet Software & Services	172	—	—	172
Marine	162	—	—	162
Media	463	—	—	463
Professional Services	158	—	—	158
Real Estate Management & Development	109	—	—	109
Road & Rail	386	—	—	386
Specialty Retail	114	—	—	114
Textiles, Apparel & Luxury Goods	720	—	—	720
Total Common Stocks	5,356	—	—	5,356
Participation Notes	—	737	—	737
Call Options Purchased	—	2	—	2
Short-Term Investment
Investment Company	284	—	—	284
Total Assets	$5,640	$739	$—	$6,379

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $3,483,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$2(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(2	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(4	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$2	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$2	$—	$—	$2

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	1,566,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Portfolio did not have any outstanding securities on loan.

6.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

7.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares and Class C shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.60% for Class A shares, 2.10% for Class L shares and 2.35% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended

June 30, 2015, approximately $25,000 of advisory fees were waived and approximately $53,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $2,212,000 and $856,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$119	$1,713	$1,548	$—	@	$284

(a) Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$36	$76	$38	$123

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on partnerships sold and equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(5)	$5	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$40	$88

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,001,000 and the aggregate gross unrealized depreciation is approximately $115,000 resulting in net unrealized appreciation of approximately $886,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 53.9% and 10.5% for Class A and Class L shares, respectively.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

• Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.
IFIIASAN
1260921 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Asian Equity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Asian Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Asian Equity Portfolio Class I	$1,000.00	$1,084.20	$1,017.60	$7.49	*	$7.25	*	1.45%
Asian Equity Portfolio Class A	1,000.00	1,081.50	1,015.87	9.29	*	9.00	*	1.80
Asian Equity Portfolio Class L	1,000.00	1,079.30	1,013.39	11.86	*	11.48	*	2.30
Asian Equity Portfolio Class C	1,000.00	977.80	1,004.09	4.21	**	4.27	**	2.55

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods and the period since the end of December 2010, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's actual management fee was lower than its peer group average. The Board also noted that the Portfolio's contractual management fee and total expense ratio were higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Asian Equity Portfolio

	Shares	Value (000)
Common Stocks (87.6%)
China (27.5%)
BAIC Motor Corp., Ltd. H Shares (a)(b)(c)	6,500	$8
Bank of China Ltd. H Shares (b)	714,000	464
China Construction Bank Corp. H Shares (b)	290,000	265
China Life Insurance Co., Ltd. H Shares (b)	34,000	148
China Machinery Engineering Corp. H Shares (b)	23,000	25
China Mengniu Dairy Co., Ltd. (b)	22,000	110
China Mobile Ltd. (b)	27,000	346
China Overseas Land & Investment Ltd. (b)	28,000	99
China Pacific Insurance Group Co., Ltd. H Shares (b)	28,800	138
China Taiping Insurance Holdings Co., Ltd. (b)(c)	11,400	41
Chongqing Changan Automobile Co., Ltd. B Shares	55,900	143
CSPC Pharmaceutical Group Ltd. (b)	40,000	39
Huadian Power International Corp., Ltd. H Shares (b)	80,000	89
Huatai Securities Co., Ltd. H Shares (a)(b)(c)	13,200	37
JD.com, Inc. ADR (c)	2,147	73
Nan Ya Plastics Corp.	18,000	42
NetEase, Inc. ADR	302	44
Qihoo 360 Technology Co., Ltd. ADR (c)	520	35
Shenzhen International Holdings Ltd. (b)	20,500	36
Sihuan Pharmaceutical Holdings Group Ltd. (b)(d)	113,000	61
TAL Education Group ADR (c)	870	31
Tencent Holdings Ltd. (b)	33,300	664
		2,938
Hong Kong (10.0%)
AIA Group Ltd.	6,600	43
BOC Hong Kong Holdings Ltd.	61,500	256
Cheung Kong Property Holdings Ltd. (c)	21,628	180
CK Hutchison Holdings Ltd.	21,628	318
HKT Trust & HKT Ltd.	83,520	98
L'Occitane International SA	8,750	25
Samsonite International SA	42,900	148
		1,068
India (1.6%)
HDFC Bank Ltd. ADR	2,254	137
ICICI Bank Ltd. ADR	2,882	30
		167
Indonesia (3.1%)
AKR Corporindo Tbk PT	65,800	29
Kalbe Farma Tbk PT	774,300	97
Link Net Tbk PT (c)	79,200	30
Matahari Department Store Tbk PT	59,700	74
Nippon Indosari Corpindo Tbk PT	391,700	34
Surya Citra Media Tbk PT	158,200	34
XL Axiata Tbk PT (c)	136,300	38
		336
	Shares	Value (000)
Korea, Republic of (18.9%)
Amorepacific Corp.	303	$114
Cosmax, Inc.	1,603	290
Coway Co., Ltd.	2,090	171
Hotel Shilla Co., Ltd.	1,071	107
KB Financial Group, Inc.	6,454	214
KEPCO Plant Service & Engineering Co., Ltd.	549	58
Kia Motors Corp.	2,030	82
Korea Aerospace Industries Ltd.	807	58
LG Chem Ltd.	394	98
Lotte Chemical Corp.	369	96
NAVER Corp.	275	156
Samsung Electronics Co., Ltd.	228	259
Samsung Electronics Co., Ltd. (Preference)	87	77
Samsung Life Insurance Co., Ltd.	778	75
SK Hynix, Inc.	4,203	159
		2,014
Laos (0.7%)
Kolao Holdings	3,845	77
Malaysia (2.3%)
Astro Malaysia Holdings Bhd	29,400	24
IHH Healthcare Bhd (c)	91,200	137
IJM Corp., Bhd	21,100	36
Tune Ins Holdings Bhd	63,400	28
UEM Sunrise Bhd	73,100	19
		244
Philippines (3.4%)
Ayala Corp.	4,670	82
BDO Unibank, Inc.	10,430	25
DMCI Holdings, Inc.	79,000	23
International Container Terminal Services, Inc.	14,910	36
LT Group, Inc.	83,400	26
Metro Pacific Investments Corp.	370,000	39
Metropolitan Bank & Trust Co.	20,881	44
Rizal Commercial Banking Corp.	39,490	35
SM Investments Corp.	1,780	35
STI Education Systems Holdings, Inc.	918,000	13
		358
Singapore (2.8%)
DBS Group Holdings Ltd.	6,394	98
Keppel Infrastructure Trust (Units) (e)	135,900	55
OSIM International Ltd.	25,600	31
Oversea-Chinese Banking Corp., Ltd.	4,486	34
Raffles Medical Group Ltd.	8,381	29
Singapore Telecommunications Ltd.	15,400	48
		295
Taiwan (14.6%)
Advanced Semiconductor Engineering, Inc.	52,000	70
Catcher Technology Co., Ltd.	9,000	113
Chailease Holding Co., Ltd.	34,180	82
Delta Electronics, Inc.	12,000	61
Eclat Textile Co., Ltd.	9,320	153

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Asian Equity Portfolio

	Shares	Value (000)
Taiwan (cont'd)
Fubon Financial Holding Co., Ltd.	57,000	$113
Hermes Microvision, Inc.	1,000	65
Largan Precision Co., Ltd.	1,000	114
momo.com, Inc.	1,546	14
Pegatron Corp.	18,000	53
Taiwan Mobile Co., Ltd.	17,000	57
Taiwan Semiconductor Manufacturing Co., Ltd.	99,000	451
Uni-President Enterprises Corp.	117,060	208
		1,554
Thailand (2.7%)
Advanced Info Service PCL (Foreign)	9,000	64
Indorama Ventures PCL (Foreign)	60,100	50
Land and Houses PCL (Foreign)	78,560	21
Land and Houses PCL NVDR	34,100	9
Minor International PCL (Foreign)	51,900	46
PTT PCL (Foreign)	5,300	56
Total Access Communication PCL NVDR	19,200	47
		293
Total Common Stocks (Cost $8,361)		9,344
Investment Companies (6.0%)
India (6.0%)
iShares MSCI India ETF	10,617	322
iShares MSCI India Index ETF (c)	42,600	319
Total Investment Companies (Cost $663)		641
Participation Notes (5.0%)
India (5.0%)
Ashok Leyland Ltd., Equity Linked Notes, expires 5/13/19 (c)	58,564	67
Bharat Petroleum Corp., Ltd., Equity Linked Notes, expires 3/13/19 (c)	3,162	44
Gateway Distriparks Ltd., Equity Linked Notes, expires 10/17/19 (c)	5,323	29
Glenmark Pharmaceuticals Ltd., Equity Linked Notes, expires 6/28/18 (c)	3,264	51
Idea Cellular Ltd., Equity Linked Notes, expires 6/7/18 (c)	6,418	18
IndusInd Bank Ltd., Equity Linked Notes, expires 8/28/18 (c)	4,317	61
Inox Leisure Ltd., Equity Linked Notes, expires 9/23/19 (c)	5,846	16
Marico Ltd., Equity Linked Notes, expires 6/10/20 (c)	700	5
Marico Ltd., Equity Linked Notes, expires 1/9/20 (c)	5,648	40
Maruti Suzuki India Ltd., Equity Linked Notes, expires 12/4/18 (c)	853	56
Oil & Natural Gas Corp., Ltd., Equity Linked Notes, expires 12/27/18 (c)	1,529	7
Shree Cement Ltd., Equity Linked Notes, expires 7/13/15 (c)	233	41
Shriram Transport Finance Co., Ltd., Equity Linked Notes, expires 1/30/19 (c)	3,097	42
	Shares	Value (000)
Sun Pharmaceutical Industries Ltd., Equity Linked Notes, expires 6/3/20 (c)	2,190	$30
Tata Consultancy Services Ltd., Equity Linked Notes, expires 1/8/19 (c)	523	21
Total Participation Notes (Cost $461)		528
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $214)	214,211	214
Total Investments (100.6%) (Cost $9,699)		10,727
Liabilities in Excess of Other Assets (-0.6%)		(63)
Net Assets (100.0%)		$10,664

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  Security has been deemed illiquid at June 30, 2015.

(e)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

ADR  American Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	58.2%
Banks	15.5
Internet Software & Services	8.4
Semiconductors & Semiconductor Equipment	6.9
Investment Companies	6.0
Wireless Telecommunication Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Asian Equity Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,485)	$10,513
Investment in Security of Affiliated Issuer, at Value (Cost $214)	214
Total Investments in Securities, at Value (Cost $9,699)	10,727
Foreign Currency, at Value (Cost $6)	6
Receivable for Investments Sold	82
Dividends Receivable	77
Due from Adviser	53
Receivable from Affiliate	—	@
Other Assets	49
Total Assets	10,994
Liabilities:
Payable for Investments Purchased	273
Payable for Professional Fees	27
Payable for Custodian Fees	21
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Other Liabilities	8
Total Liabilities	330
Net Assets	$10,664
Net Assets Consist of:
Paid-in-Capital	$9,392
Accumulated Undistributed Net Investment Income	43
Accumulated Net Realized Gain	201
Unrealized Appreciation (Depreciation) on:
Investments	1,028
Foreign Currency Translations	(—	@)
Net Assets	$10,664
CLASS I:
Net Assets	$8,411
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	750,950
Net Asset Value, Offering and Redemption Price Per Share	$11.20
CLASS A:
Net Assets	$2,122
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	190,268
Net Asset Value, Redemption Price Per Share	$11.15
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.62
Maximum Offering Price Per Share	$11.77
CLASS L:
Net Assets	$121
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,976
Net Asset Value, Offering and Redemption Price Per Share	$11.03
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	887
Net Asset Value, Offering and Redemption Price Per Share	$11.03

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Asian Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $17 of Foreign Taxes Withheld)	$134
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	134
Expenses:
Custodian Fees (Note F)	76
Advisory Fees (Note B)	53
Professional Fees	43
Registration Fees	15
Pricing Fees	6
Administration Fees (Note C)	4
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Shareholder Reporting Fees	3
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class L	—	@
Directors' Fees and Expenses	—	@
Other Expenses	5
Total Expenses	212
Expenses Reimbursed by Adviser (Note B)	(73)
Waiver of Advisory Fees (Note B)	(53)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	84
Net Investment Income	50
Realized Gain (Loss):
Investments Sold	224
Foreign Currency Transactions	(27)
Net Realized Gain	197
Change in Unrealized Appreciation (Depreciation):
Investments	642
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	642
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	839
Net Increase in Net Assets Resulting from Operations	$889

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Asian Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$50	$58
Net Realized Gain	197	783
Net Change in Unrealized Appreciation (Depreciation)	642	78
Net Increase in Net Assets Resulting from Operations	889	919
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(47)
Net Realized Gain	—	(696)
Class A:
Net Investment Income	—	(11)
Net Realized Gain	—	(246)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(16)
Total Distributions	—	(1,016)
Capital Share Transactions:(1)
Class I:
Subscribed	5,615	5,728
Distributions Reinvested	—	560
Redeemed	(6,259)	(2,673)
Class A:
Subscribed	134	943
Distributions Reinvested	—	227
Redeemed	(201)	(374)
Class L:
Subscribed	5	62
Distributions Reinvested	—	1
Redeemed	(7)	(57)
Class C:
Subscribed	10 *	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(703)	4,417
Redemption Fees	—	1
Total Increase in Net Assets	186	4,321
Net Assets:
Beginning of Period	10,478	6,157
End of Period (Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $43 and $(7), respectively)	$10,664	$10,478
(1) Capital Share Transactions:
Class I:
Shares Subscribed	522	531
Shares Issued on Distributions Reinvested	—	53
Shares Redeemed	(578)	(237)
Net Increase (Decrease) in Class I Shares Outstanding	(56)	347
Class A:
Shares Subscribed	12	80
Shares Issued on Distributions Reinvested	—	22
Shares Redeemed	(18)	(32)
Net Increase (Decrease) in Class A Shares Outstanding	(6)	70
Class L:
Shares Subscribed	1	6
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(5)
Net Increase (Decrease) in Class L Shares Outstanding	(— @@)	1
Class C:
Shares Subscribed	1 *	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Asian Equity Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.33		$10.33	$10.40	$8.47	$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.09	0.05	0.04	0.00 ‡	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.82		1.44	(0.05)	2.00	(1.72)	0.19
Total from Investment Operations	0.87		1.53	(0.00)‡	2.04	(1.72)	0.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	(0.07)	(0.11)	—	—
Net Realized Gain	—		(1.43)	—	—	—	—
Total Distributions	—		(1.53)	(0.07)	(0.11)	—	—
Redemption Fees	—		0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$11.20		$10.33	$10.33	$10.40	$8.47	$10.19
Total Return++	8.42	%#	15.15%	(0.05)%	24.08%	(16.88)%	1.90	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,411		$8,340	$4,753	$3,996	$1,201	$1,223
Ratio of Expenses to Average Net Assets (1)	1.45	%+*	1.45%+	1.45%+	1.45%+	1.45%+	1.45	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.96	%+*	0.81%+	0.52%	0.39%+	0.01%+	(1.34	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	69	%#	86%	114%	80%	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.75	%*	4.68%	4.28%	5.79%	11.86%	176.73	%*
Net Investment Loss to Average Net Assets	(1.34	)%*	(2.42)%	(2.31)%	(3.95)%	(10.40)%	(176.62	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Asian Equity Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,					Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.31		$10.31	$10.37		$8.45	$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)† 0.04	0.05		0.01	0.01		(0.02)	(0.00)	‡
Net Realized and Unrealized Gain (Loss)	0.80		1.44	(0.03)		2.00	(1.72)	0.19
Total from Investment Operations	0.84		1.49	(0.02)		2.01	(1.74)	0.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	(0.04)		(0.09)	—	—
Net Realized Gain	—		(1.43)	—		—	—	—
Total Distributions	—		(1.49)	(0.04)		(0.09)	—	—
Redemption Fees	—		0.00 ‡	—		—	—	—
Net Asset Value, End of Period	$11.15		$10.31	$10.31		$10.37	$8.45	$10.19
Total Return++	8.15	%#	14.71%	(0.15)%		23.76%	(17.08)%	1.90	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,122		$2,024	$1,302		$1,201	$84	$102
Ratio of Expenses to Average Net Assets (1)	1.80	%+*	1.80%+	1.73	%+^^	1.70%+	1.70%+	1.70	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.71	%+*	0.46%+	0.09	%+	0.14%+	(0.24)%+	(1.59	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	69	%#	86%	114%		80%	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.11	%*	5.05%	4.68%		6.04%	12.11%	176.98	%*
Net Investment Loss to Average Net Assets	(1.60	)%*	(2.79)%	(2.86)%		(4.20)%	(10.65)%	(176.87	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.80% for Class A Shares. Prior to September 16, 2013, the maximum ratio was 1.70% for Class A Shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Asian Equity Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,						Period from December 28, 2010^ to
Selected Per Share Data and Ratios	(unaudited)		2014		2013		2012	2011	December 31, 2010
Net Asset Value, Beginning of Period	$10.22		$10.23		$10.31		$8.40	$10.19	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.00	)‡	(0.04)		(0.03)	(0.07)	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.80		1.42		(0.03)		1.98	(1.72)	0.19
Total from Investment Operations	0.81		1.42		(0.07)		1.95	(1.79)	0.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)‡	(0.01)		(0.04)	—	—
Net Realized Gain	—		(1.43)		—		—	—	—
Total Distributions	—		(1.43)		(0.01)		(0.04)	—	—
Redemption Fees	—		0.00	‡	—		—	—	—
Net Asset Value, End of Period	$11.03		$10.22		$10.23		$10.31	$8.40	$10.19
Total Return++	7.93	%#	13.97%		(0.56)%		23.18%	(17.57)%	1.90	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$121		$114		$102		$103	$84	$102
Ratio of Expenses to Average Net Assets (1)	2.30	%+*	2.30	%+	2.22	%+^^	2.20%+	2.20%+	2.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.20	%+*	(0.04	)%+	(0.35	)%+	(0.36)%+	(0.74)%+	(2.09	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	69	%#	86%		114%		80%	38%	0.00	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.83	%*	6.75%		5.59%		6.54%	12.61%	177.48	%*
Net Investment Loss to Average Net Assets	(3.33	)%*	(4.49)%		(3.72)%		(4.70)%	(11.15)%	(177.37	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.30% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.20% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Asian Equity Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$11.28
Income (Loss) from Investment Operations:
Net Investment Income†	0.05
Net Realized and Unrealized Loss	(0.30)
Total from Investment Operations	(0.25)
Net Asset Value, End of Period	$11.03
Total Return++	(2.22	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$10
Ratios of Expenses to Average Net Assets (1)	2.55	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.65	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	69	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	19.43	%*
Net Investment Loss to Average Net Assets	(14.23	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Asian Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-adviser, Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), seek long-term capital appreciation by investing primarily in equity securities of companies in the Asia-Pacific region, excluding Japan.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$58	$—	$—	$58
Automobiles	233	—	—	233
Banks	1,602	—	—	1,602
Beverages	26	—	—	26
Capital Markets	37	—	—	37
Chemicals	236	50	—	286
Commercial Services & Supplies	58	—	—	58
Construction & Engineering	61	—	—	61
Diversified Consumer Services	31	—	—	31
Diversified Financial Services	329	—	—	329

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Diversified Telecommunication Services	$214	$—	$—	$214
Electronic Equipment, Instruments & Components	175	—	—	175
Food Products	352	—	—	352
Health Care Providers & Services	166	—	—	166
Hotels, Restaurants & Leisure	—	46	—	46
Household Durables	171	—	—	171
Independent Power Producers & Energy Traders	89	—	—	89
Industrial Conglomerates	376	—	—	376
Insurance	473	—	—	473
Internet & Catalog Retail	87	—	—	87
Internet Software & Services	899	—	—	899
Media	58	—	—	58
Multi-Utilities	55	—	—	55
Multi-line Retail	74	—	—	74
Oil, Gas & Consumable Fuels	—	56	—	56
Personal Products	404	—	—	404
Pharmaceuticals	136	61	—	197
Real Estate Management & Development	307	21	—	328
Semiconductors & Semiconductor Equipment	745	—	—	745
Specialty Retail	240	—	—	240
Tech Hardware, Storage & Peripherals	502	—	—	502
Textiles, Apparel & Luxury Goods	301	—	—	301
Trading Companies & Distributors	29	—	—	29
Transportation Infrastructure	72	—	—	72
Wireless Telecommunication Services	450	64	—	514
Total Common Stocks	9,046	298	—	9,344
Investment Companies	641	—	—	641
Participation Notes	—	528	—	528
Short-Term Investment
Investment Company	214	—	—	214
Total Assets	$9,901	$826	$—	$10,727

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $7,560,000 transferred from Level 2 to Level 1.

Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, and Class C shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.95%	0.90%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.45% for Class I shares, 1.80% for Class A shares, 2.30% for Class L shares and 2.55% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $53,000 of advisory fees were waived and approximately $75,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $7,534,000 and $8,094,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$419	$6,515	$6,720	$—	@	$214

@ Amount is less than $500.

During the six months ended June 30, 2015, the Portfolio incurred approximately $3,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$656	$360	$38	$3

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

adjustments on certain equity securities designated as passive foreign investment companies and foreign taxes paid on capital gains, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Distributions In Excess of Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$11	$(11)	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4	$87

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,279,000 and the aggregate gross unrealized depreciation is approximately $251,000 resulting in net unrealized appreciation of approximately $1,028,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2014, the Portfolio deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$7

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 18.2% and 85.4% for Class I and Class A shares, respectively.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAESAN
1260895 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Insight Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Insight Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Insight Portfolio Class I	$1,000.00	$999.30	$1,019.64	$5.16	*	$5.21	*	1.04%
Insight Portfolio Class A	1,000.00	997.10	1,017.90	6.88	*	6.95	*	1.39
Insight Portfolio Class L	1,000.00	994.80	1,015.42	9.35	*	9.44	*	1.89
Insight Portfolio Class C	1,000.00	997.00	1,004.78	3.57	**	3.58	**	2.14

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-year period but better than its peer group average for the three-year period and the period since the end of December 2011, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's contractual management fee was higher but close to its peer group average. The Board also noted that the Portfolio's actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Insight Portfolio

	Shares	Value (000)
Common Stocks (90.3%)
Aerospace & Defense (1.8%)
United Technologies Corp.	441	$49
Air Freight & Logistics (2.0%)
Expeditors International of Washington, Inc.	1,156	53
Beverages (0.3%)
Big Rock Brewery, Inc. (Canada)	1,422	8
Chemicals (5.4%)
Mosaic Co. (The)	2,757	129
Rayonier Advanced Materials, Inc.	1,038	17
		146
Commercial Services & Supplies (2.0%)
Copart, Inc. (a)	1,489	53
Diversified Financial Services (9.8%)
Berkshire Hathaway, Inc., Class B (a)	711	97
Leucadia National Corp.	4,492	109
McGraw Hill Financial, Inc.	566	57
		263
Electrical Equipment (6.5%)
Babcock & Wilcox Co. (The)	5,328	175
Energy Equipment & Services (2.6%)
Dresser-Rand Group, Inc. (a)	831	71
Food Products (1.9%)
Nestle SA ADR (Switzerland)	709	51
Health Care Equipment & Supplies (7.6%)
Abbott Laboratories	1,177	57
Intuitive Surgical, Inc. (a)	305	148
		205
Health Care Technology (0.4%)
Castlight Health, Inc., Class B (a)(b)	1,512	12
Hotels, Restaurants & Leisure (1.2%)
Bojangles', Inc. (a)	796	19
Ignite Restaurant Group, Inc. (a)	1,733	8
Wingstop, Inc. (a)	161	5
		32
Household Durables (6.7%)
Garmin Ltd.	2,832	125
NVR, Inc. (a)	42	56
		181
Industrial Conglomerates (4.3%)
Koninklijke Philips N.V. (Netherlands)	4,544	116
Insurance (13.3%)
Arch Capital Group Ltd. (a)	1,258	84
Progressive Corp. (The)	5,791	161
RenaissanceRe Holdings Ltd.	1,103	112
		357
Internet & Catalog Retail (1.6%)
Amazon.com, Inc. (a)	36	15
zulily, Inc., Class A (a)(b)	2,211	29
		44
	Shares	Value (000)
Internet Software & Services (5.9%)
eBay, Inc. (a)	1,932	$117
Pandora Media, Inc. (a)	2,720	42
		159
Leisure Products (0.4%)
Vista Outdoor, Inc. (a)	248	11
Machinery (5.5%)
Manitowoc Co., Inc. (The)	7,502	147
Media (6.0%)
News Corp., Class A (a)	3,400	50
Time Warner, Inc.	1,274	111
		161
Software (3.3%)
Solera Holdings, Inc.	1,966	88
Trading Companies & Distributors (1.8%)
Fastenal Co.	1,159	49
Total Common Stocks (Cost $2,354)		2,431
	No. of Warrants
Warrants (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expires 8/31/16 (a) (Cost $1)	119	—	@
	Shares
Short-Term Investments (9.2%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	29,276	29
	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $10; fully collateralized by various U.S. Government obligations; 0.88% - 2.00% due 2/28/17 - 10/31/21; valued at $10)	$10	10
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $1; fully collateralized by various U.S. Government agency securities; 2.35% - 5.50% due 12/22/15 - 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $1)	1	1
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $1; fully collateralized by various U.S. Government obligations; Zero Coupon - 0.25% due 5/15/16 - 2/15/24; valued at $1)	1	1
		12
Total Securities held as Collateral on Loaned Securities (Cost $41)		41

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Insight Portfolio

	Shares	Value (000)
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $207)	206,769	$207
Total Short-Term Investments (Cost $248)		248
Total Investments (99.5%) (Cost $2,603) Including $41 of Securities Loaned		2,679
Other Assets in Excess of Liabilities (0.5%)		12
Net Assets (100.0%)		$2,691

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2015.

@  Value is less than $500.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.2%
Insurance	13.5
Diversified Financial Services	10.0
Short-Term Investment	7.8
Health Care Equipment & Supplies	7.8
Household Durables	6.9
Electrical Equipment	6.6
Media	6.1
Internet Software & Services	6.0
Machinery	5.6
Chemicals	5.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Insight Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,367)	$2,443
Investment in Security of Affiliated Issuer, at Value (Cost $236)	236
Total Investments in Securities, at Value (Cost $2,603)	2,679
Cash	2
Due from Adviser	33
Receivable from Affiliate	—	@
Other Assets	46
Total Assets	2,760
Liabilities:
Collateral on Securities Loaned, at Value	42
Payable for Professional Fees	23
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees- Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Administration Fees	—	@
Other Liabilities	4
Total Liabilities	69
Net Assets	$2,691
Net Assets Consist Of:
Paid-in-Capital	$2,365
Accumulated Undistributed Net Investment Income	21
Accumulated Net Realized Gain	229
Unrealized Appreciation (Depreciation) on:
Investments	76
Net Assets	$2,691
CLASS I:
Net Assets	$2,115
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	155,006
Net Asset Value, Offering and Redemption Price Per Share	$13.64
CLASS A:
Net Assets	$442
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	32,464
Net Asset Value, Redemption Price Per Share	$13.62
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.75
Maximum Offering Price Per Share	$14.37
CLASS L:
Net Assets	$95
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,044
Net Asset Value, Offering and Redemption Price Per Share	$13.43
CLASS C:
Net Assets	$39
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,938
Net Asset Value, Offering and Redemption Price Per Share	$13.43
(1) Including: Securities on Loan, at Value:	$41

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$31
Dividends from Security of Affiliated Issuer (Note G)	—	@
Income from Securities Loaned — Net	—	@
Total Investment Income	31
Expenses:
Professional Fees	42
Registration Fees	14
Advisory Fees (Note B)	10
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Custodian Fees (Note F)	2
Administration Fees (Note C)	1
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class L	—	@
Directors' Fees and Expenses	—	@
Other Expenses	4
Total Expenses	83
Expenses Reimbursed by Adviser (Note B)	(57)
Waiver of Advisory Fees (Note B)	(10)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	13
Net Investment Income	18
Realized Gain:
Investments Sold	97
Foreign Currency Transactions	(—	@)
Net Realized Gain	97
Change in Unrealized Appreciation (Depreciation):
Investments	(122)
Foreign Currency Translations	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	(122)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(25)
Net Decrease in Net Assets Resulting from Operations	$(7)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$18	$8
Net Realized Gain	97	353
Net Change in Unrealized Appreciation (Depreciation)	(122)	(220)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7)	141
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(5)
Net Realized Gain	—	(331)
Class A:
Net Investment Income	—	(— @)
Net Realized Gain	—	(38)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(9)
Total Distributions	—	(383)
Capital Share Transactions:(1)
Class I:
Subscribed	156	—
Distributions Reinvested	—	335
Redeemed	(6)	(11)
Class A:
Subscribed	304	25
Distributions Reinvested	—	35
Redeemed	(89)	(16)
Class L:
Subscribed	48	—
Distributions Reinvested	—	6
Redeemed	—	(70)
Class C:
Subscribed	40 *	—
Redeemed	(— @)*	—
Net Increase in Net Assets Resulting from Capital Share Transactions	453	304
Total Increase in Net Assets	446	62
Net Assets:
Beginning of Period	2,245	2,183
End of Period (Including Accumulated Undistributed Net Investment Income of $21 and $3)	$2,691	$2,245
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Insight Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)		Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	11		—
Shares Issued on Distributions Reinvested	—		24
Shares Redeemed	(—	@@)	(1)
Net Increase in Class I Shares Outstanding	11		23
Class A:
Shares Subscribed	22		2
Shares Issued on Distributions Reinvested	—		2
Shares Redeemed	(6)		(1)
Net Increase in Class H Shares Outstanding	16		3
Class L:
Shares Subscribed	4		—
Shares Issued on Distributions Reinvested	—		— @@
Shares Redeemed	—		(4)
Net Increase (Decrease) in Class L Shares Outstanding	4		(4)
Class C:
Shares Subscribed	3	*	—
Shares Redeemed	(—	@@)*	—
Net Increase in Class C Shares Outstanding	3	*	—

*  For the period April 30, 2015 through June 30, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Insight Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	December 31, 2011
Net Asset Value, Beginning of Period	$13.65		$15.40	$11.86	$10.06	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.10		0.06	0.18	0.17	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.11)		0.87	4.52	2.59	0.06
Total from Investment Operations	(0.01)		0.93	4.70	2.76	0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	(0.16)	(0.14)	—
Net Realized Gain	—		(2.64)	(1.00)	(0.82)	—
Total Distributions	—		(2.68)	(1.16)	(0.96)	—
Net Asset Value, End of Period	$13.64		$13.65	$15.40	$11.86	$10.06
Total Return++	(0.07	)%#	6.66%	40.20%	27.47%	0.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,115		$1,968	$1,859	$12	$10
Ratio of Expenses to Average Net Assets (1)	1.04	%+*	1.04%+	1.04%+	1.04%+	1.05	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.42	%+*	0.44%+	1.25%+	1.47%+	(0.94	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%	N/A
Portfolio Turnover Rate	23	%#	82%	51%	62%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.49	%*	7.69%	10.83%	11.61%	380.17	%*
Net Investment Loss to Average Net Assets	(4.03	)%*	(6.21)%	(8.54)%	(9.10)%	(380.06	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Insight Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$13.66		$15.43	$11.86		$10.06	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.08		0.01	0.07		0.14	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.12)		0.87	4.58		2.59	0.06
Total from Investment Operations	(0.04)		0.88	4.65		2.73	0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.08)		(0.11)	—
Net Realized Gain	—		(2.64)	(1.00)		(0.82)	—
Total Distributions	—		(2.65)	(1.08)		(0.93)	—
Net Asset Value, End of Period	$13.62		$13.66	$15.43		$11.86	$10.06
Total Return++	(0.29	)%#	6.41%	39.73%		27.21%	0.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$442		$230	$209		$1,144	$815
Ratio of Expenses to Average Net Assets (1)	1.39	%+*	1.39%+	1.30	%+^^	1.29%+	1.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.15	%+*	0.09%+	0.50	%+	1.22%+	(1.19	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%		0.01%	N/A
Portfolio Turnover Rate	23	%#	82%	51%		62%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.15	%*	8.91%	13.79%		11.86%	380.42	%*
Net Investment Loss to Average Net Assets	(4.61	)%*	(7.43)%	(11.99)%		(9.35)%	(380.31	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Insight Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$13.50		$15.35	$11.85		$10.06	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		(0.06)	0.08		0.08	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	(0.12)		0.86	4.49		2.58	0.06
Total from Investment Operations	(0.07)		0.80	4.57		2.66	0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)	(0.07)		(0.05)	—
Net Realized Gain	—		(2.64)	(1.00)		(0.82)	—
Total Distributions	—		(2.65)	(1.07)		(0.87)	—
Net Asset Value, End of Period	$13.43		$13.50	$15.35		$11.85	$10.06
Total Return++	(0.52	)%#	5.83%	39.13%		26.52%	0.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$95		$47	$115		$12	$10
Ratio of Expenses to Average Net Assets (1)	1.89	%+*	1.89%+	1.84	%+^^	1.79%+	1.80	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.69	%+*	(0.41)%+	0.54	%+	0.72%+	(1.70	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%		0.01%	N/A
Portfolio Turnover Rate	23	%#	82%	51%		62%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	9.09	%*	10.64%	12.31%		12.36%	380.92	%*
Net Investment Loss to Average Net Assets	(6.51	)%*	(9.16)%	(9.93)%		(9.85)%	(380.82	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.80% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Insight Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$13.47
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)
Net Realized and Unrealized Loss	(0.03)
Total from Investment Operations	(0.04)
Net Asset Value, End of Period	$13.43
Total Return++	(0.30	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$39
Ratios of Expenses to Average Net Assets (1)	2.14	%+*
Ratio of Net Investment loss to Average Net Assets (1)	(0.65	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	15.44	%*
Net Investment Loss to Average Net Assets	(13.95	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Insight Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and cyclical franchise companies with market capitalizations within the range of companies included in the Russell 3000® Value Index.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors").

Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$49	$—	$—	$49
Air Freight & Logistics	53	—	—	53
Beverages	8	—	—	8
Chemicals	146	—	—	146
Commercial Services & Supplies	53	—	—	53
Diversified Financial Services	263	—	—	263
Electrical Equipment	175	—	—	175
Energy Equipment & Services	71	—	—	71
Food Products	51	—	—	51
Health Care Equipment & Supplies	205	—	—	205
Health Care Technology	12	—	—	12
Hotels, Restaurants & Leisure	32	—	—	32
Household Durables	181	—	—	181
Industrial Conglomerates	116	—	—	116
Insurance	357	—	—	357

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Internet & Catalog Retail	$44		$—	$—	$44
Internet Software & Services	159		—	—	159
Leisure Products	11		—	—	11
Machinery	147		—	—	147
Media	161		—	—	161
Software	88		—	—	88
Trading Companies & Distributors	49		—	—	49
Total Common Stocks	2,431		—	—	2,431
Warrants	—	@	—	—	—	@
Short-Term Investments
Investment Company	236		—	—	236
Repurchase Agreements	—		12	—	12
Total Short-Term Investments	236		12	—	248
Total Assets	$2,667		$12	$—	$2,679

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$41	(a)	$—	$(41	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $42,000, of which approximately $41,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $1,000, which is not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares and 2.15% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $10,000 of advisory fees were waived and approximately $60,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,060,000 and $499,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$206	$822	$792	$—	@	$236

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$82	$301	$79	$74

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(1)	$1	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$47	$90

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $215,000 and the aggregate gross unrealized depreciation is approximately $139,000 resulting in net unrealized appreciation of approximately $76,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 18.6%, 42.9% and 73.4% for Class I, Class A and Class L shares, respectively.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

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(This Page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIINSGTSAN
1259831 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Insight Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Global Insight Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Insight Portfolio Class I	$1,000.00	$1,032.00	$1,018.15	$6.75	*	$6.71	*	1.34%
Global Insight Portfolio Class A	1,000.00	1,030.20	1,016.41	8.51	*	8.45	*	1.69
Global Insight Portfolio Class L	1,000.00	1,027.80	1,013.93	11.01	*	10.94	*	2.19
Global Insight Portfolio Class C	1,000.00	976.00	1,004.26	4.05	**	4.10	**	2.45

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three-year period and the period since the end of December 2011, the month of the Portfolio's inception, but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average. The Board also noted that while the Portfolio's actual management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Australia (0.9%)
Kathmandu Holdings Ltd.	16,308	$19
Brazil (1.6%)
JHSF Participacoes SA	27,643	17
Tegma Gestao Logistica (a)	2,182	8
Vale SA (Preference)	1,674	8
		33
Canada (1.6%)
Dominion Diamond Corp.	2,313	33
China (2.0%)
Jumei International Holding Ltd. ADR (a)	1,758	40
France (8.4%)
Christian Dior SE	537	105
Eurazeo SA	1,016	67
		172
Germany (5.2%)
ThyssenKrupp AG	3,068	80
windeln.de AG (a)(b)	628	8
Zalando SE (a)(b)	570	19
		107
Greece (0.7%)
Titan Cement Co., SA (Preference) (a)	1,462	15
Italy (4.0%)
Brunello Cucinelli SpA	1,064	20
Moncler SpA	1,092	20
Tamburi Investment Partners SpA	10,789	42
		82
Netherlands (3.6%)
Koninklijke Philips N.V.	2,875	73
Singapore (2.0%)
Mandarin Oriental International Ltd.	25,000	40
Spain (1.5%)
Baron de Ley (a)	303	30
Sweden (3.3%)
Investment AB Kinnevik	2,150	68
Switzerland (3.7%)
Nestle SA (Registered)	1,044	75
United Kingdom (6.6%)
Anglo American PLC	2,424	35
Daily Mail & General Trust PLC	3,357	49
Just Eat PLC (a)	8,183	52
		136
United States (49.8%)
Amazon.com, Inc. (a)	24	10
Arch Capital Group Ltd. (a)	578	39
Babcock & Wilcox Co. (The)	4,326	134
Castlight Health, Inc., Class B (a)(c)	995	8
Cosan Ltd., Class A	5,952	37
eBay, Inc. (a)	1,918	116
Garmin Ltd.	2,171	95
	Shares	Value (000)
Intuitive Surgical, Inc. (a)	198	$96
Leucadia National Corp.	1,500	36
Manitowoc Co., Inc. (The)	5,928	116
Mosaic Co. (The)	657	31
News Corp., Class A (a)	1,745	25
Progressive Corp. (The)	3,135	87
Rayonier Advanced Materials, Inc.	663	11
RenaissanceRe Holdings Ltd.	959	97
Solera Holdings, Inc.	668	30
Time Warner, Inc.	465	41
zulily, Inc., Class A (a)(c)	860	11
		1,020
Total Common Stocks (Cost $1,923)		1,943
Short-Term Investments (5.6%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	13,790	14
	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $3; fully collateralized by various U.S. Government obligations; 0.88% – 2.00% due 2/28/17 – 10/31/21; valued at $5)	$3	3
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $1; fully collateralized by various U.S. Government agency securities; 2.35% – 5.50% due 12/22/15 – 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $1)	1	1
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $1; fully collateralized by various U.S. Government obligations; Zero Coupon – 0.25% due 5/15/16 – 2/15/24; valued at $1)	1	1
		5
Total Securities held as Collateral on Loaned Securities (Cost $19)		19

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Insight Portfolio

	Shares	Value (000)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $97)	96,838	$97
Total Short-Term Investments (Cost $116)		116
Total Investments (100.5%) (Cost $2,039) Including $19 of Securities Loaned		2,059
Liabilities in Excess of Other Assets (-0.5%)		(11)
Net Assets (100.0%)		$2,048

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of this security was on loan at June 30, 2015.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	39.8%
Insurance	10.9
Diversified Financial Services	8.4
Internet Software & Services	8.2
Metals & Mining	7.7
Textiles, Apparel & Luxury Goods	7.1
Electrical Equipment	6.6
Machinery	5.7
Media	5.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Insight Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,928)	$1,948
Investment in Security of Affiliated Issuer, at Value (Cost $111)	111
Total Investments in Securities, at Value (Cost $2,039)	2,059
Foreign Currency, at Value (Cost $—@)	—	@
Cash	1
Due from Adviser	38
Receivable for Investments Sold	8
Dividends Receivable	1
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	49
Total Assets	2,157
Liabilities:
Payable for Investments Purchased	60
Payable for Professional Fees	23
Collateral on Securities Loaned, at Value	20
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees- Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Custodian Fees	—	@
Payable for Administration Fees	—	@
Other Liabilities	6
Total Liabilities	109
Net Assets	$2,048
Net Assets Consist of:
Paid-in-Capital	$1,932
Distributions in Excess of Net Investment Income	(6)
Accumulated Net Realized Gain	102
Unrealized Appreciation (Depreciation) on:
Investments	20
Foreign Currency Translations	(—	@)
Net Assets	$2,048

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Insight Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$1,634
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	136,978
Net Asset Value, Offering and Redemption Price Per Share	$11.93
CLASS A:
Net Assets	$364
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	30,449
Net Asset Value, Redemption Price Per Share	$11.94
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.60
CLASS L:
Net Assets	$32
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,728
Net Asset Value, Offering and Redemption Price Per Share	$11.82
CLASS C:
Net Assets	$18
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,558
Net Asset Value, Offering and Redemption Price Per Share	$11.81
(1) Including: Securities on Loan, at Value:	$19

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$23
Income from Securities Loaned — Net	2
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	25
Expenses:
Professional Fees	45
Registration Fees	15
Advisory Fees (Note B)	9
Custodian Fees (Note F)	6
Shareholder Reporting Fees	5
Pricing Fees	3
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Administration Fees (Note C)	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Directors' Fees and Expenses	—	@
Other Expenses	6
Total Expenses	93
Expenses Reimbursed by Adviser (Note B)	(68)
Waiver of Advisory Fees (Note B)	(9)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	13
Net Investment Income	12
Realized Gain (Loss):
Investments Sold	67
Foreign Currency Transactions	(1)
Net Realized Gain	66
Change in Unrealized Appreciation (Depreciation):
Investments	(28)
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	(28)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	38
Net Increase in Net Assets Resulting from Operations	$50

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$12	$26
Net Realized Gain	66	166
Net Change in Unrealized Appreciation (Depreciation)	(28)	(240)
Net Increase (Decrease) in Net Assets Resulting from Operations	50	(48)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(13)
Net Realized Gain	—	(164)
Class A:
Net Investment Income	—	(1)
Net Realized Gain	—	(22)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(2)
Total Distributions	—	(202)
Capital Share Transactions:(1)
Class I:
Subscribed	104	155
Distributions Reinvested	—	175
Redeemed	(6)	(18)
Class A:
Subscribed	183	29
Distributions Reinvested	—	21
Redeemed	(23)	(12)
Class L:
Subscribed	6	15
Distributions Reinvested	—	1
Class C:
Subscribed	19 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	283	366
Total Increase in Net Assets	333	116
Net Assets:
Beginning of Period	1,715	1,599
End of Period (Including Distributions in Excess of Net Investment Income of $(6) and $(18))	$2,048	$1,715
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9	11
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(1)	(1)
Net Increase in Class I Shares Outstanding	8	25
Class A:
Shares Subscribed	15	2
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(2)	(1)
Net Increase in Class A Shares Outstanding	13	3
Class L:
Shares Subscribed	— @@	1
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class L Shares Outstanding	— @@	1
Class C:
Shares Subscribed	2 *	—

*  For the period April 30, 2015 through June 30, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Insight Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	December 31, 2011
Net Asset Value, Beginning of Period	$11.55		$13.42	$11.99	$10.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.08		0.20	0.30	0.31	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.30		(0.56)	3.32	2.53	0.07
Total from Investment Operations	0.38		(0.36)	3.62	2.84	0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)	(0.45)	(0.49)	—
Net Realized Gain	—		(1.40)	(1.74)	(0.43)	—
Total Distributions	—		(1.51)	(2.19)	(0.92)	—
Net Asset Value, End of Period	$11.93		$11.55	$13.42	$11.99	$10.07
Total Return++	3.20	%#	(2.65)%	30.89%	28.31%	0.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,634		$1,490	$1,397	$12	$10
Ratio of Expenses to Average Net Assets (1)	1.34	%+*	1.35%+	1.35%+	1.35%+	1.35	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.33	%+*	1.49%+	2.17%+	2.74%+	(1.27	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	31	%#	67%	59%	41%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	9.77	%*	10.82%	14.22%	16.10%	381.10	%*
Net Investment Loss to Average Net Assets	(7.10	)%*	(7.98)%	(10.70)%	(12.01)%	(381.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Insight Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$11.58		$13.45	$11.99		$10.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.06		0.15	0.01		0.28	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.30		(0.55)	3.36		2.53	0.07
Total from Investment Operations	0.36		(0.40)	3.57		2.81	0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)	(0.37)		(0.46)	—
Net Realized Gain	—		(1.40)	(1.74)		(0.43)	—
Total Distributions	—		(1.47)	(2.11)		(0.89)	—
Net Asset Value, End of Period	$11.94		$11.58	$13.45		$11.99	$10.07
Total Return++	3.02	%#	(2.97)%#	30.52%		28.04%	0.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$364		$199	$189		$1,151	$816
Ratio of Expenses to Average Net Assets (1)	1.69	%+*	1.70%+	1.60	%+^^	1.60%+	1.60	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.04	%+*	1.14%+	0.07	%+	2.49%+	(1.52	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.01%		0.00%§	N/A
Portfolio Turnover Rate	31	%#	67%	59%		41%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	10.50	%*	12.14%	13.62%		16.35%	381.35	%*
Net Investment Loss to Average Net Assets	(7.77	)%*	(9.30)%	(11.95)%		(12.26)%	(381.27	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.60% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Insight Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,				Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$11.49		$13.39	$11.98		$10.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.08	0.12		0.23	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.30		(0.54)	3.37		2.51	0.07
Total from Investment Operations	0.33		(0.46)	3.49		2.74	0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	(0.34)		(0.40)	—
Net Realized Gain	—		(1.40)	(1.74)		(0.43)	—
Total Distributions	—		(1.44)	(2.08)		(0.83)	—
Net Asset Value, End of Period	$11.82		$11.49	$13.39		$11.98	$10.07
Total Return++	2.78	%#	(3.43)%	29.82%		27.36%	0.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$32		$26	$13		$12	$10
Ratio of Expenses to Average Net Assets (1)	2.19	%+*	2.20%+	2.13	%+^^	2.10%+	2.10	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.48	%+*	0.64%+	0.93	%+	1.99%+	(2.01	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	31	%#	67%	59%		41%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	15.51	%*	20.95%	17.73%		16.85%	381.85	%*
Net Investment Loss to Average Net Assets	(12.84	)%*	(18.11)%	(14.67)%		(12.76)%	(381.76	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.20% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.10% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Insight Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$12.10
Income (Loss) from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Loss	(0.30)
Total from Investment Operations	(0.29)
Net Asset Value, End of Period	$11.81
Total Return++	(2.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$18
Ratios of Expenses to Average Net Assets (1)	2.45	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.25	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	31	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	20.54	%*
Net Investment Loss to Average Net Assets	(17.84	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Insight Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in established and cyclical franchise companies located throughout the world with market capitalizations within the range of companies included in the MSCI All Country World Index.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the

Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$30	$—	$—	$30
Capital Markets	42	—	—	42
Chemicals	42	—	—	42
Construction Materials	—	15	—	15
Diversified Financial Services	171	—	—	171
Electrical Equipment	134	—	—	134
Food Products	75	—	—	75
Health Care Equipment & Supplies	96	—	—	96
Health Care Technology	8	—	—	8
Hotels, Restaurants & Leisure	40	—	—	40
Household Durables	95	—	—	95
Industrial Conglomerates	73	—	—	73
Insurance	223	—	—	223
Internet & Catalog Retail	88	—	—	88
Internet Software & Services	168	—	—	168
Machinery	116	—	—	116
Media	115	—	—	115
Metals & Mining	156	—	—	156

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Oil, Gas & Consumable Fuels	$37	$—	$—	$37
Real Estate Management & Development	17	—	—	17
Road & Rail	8	—	—	8
Software	30	—	—	30
Specialty Retail	19	—	—	19
Textiles, Apparel & Luxury Goods	145	—	—	145
Total Common Stocks	1,928	15	—	1,943
Short-Term Investments
Investment Company	111	—	—	111
Repurchase Agreements	—	5	—	5
Total Short-Term Investments	111	5	—	116
Total Assets	$2,039	$20	$—	$2,059

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $753,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$19,000	(a)	$—	$(19,000	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $20,000, of which approximately $19,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $1,000, which is not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services fees, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
1.00%	0.95%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I shares, 1.70% for Class A shares, 2.20% for Class L shares and 2.45% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $9,000 of advisory fees were waived and approximately $71,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $803,000 and $548,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$135	$595	$619	$—	@	$111

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$93	$109	$91	$132

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

reclassifications among the components of net assets at December 31, 2014:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$6	$(6)	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$34	$17

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $211,000 and the aggregate gross unrealized depreciation is approximately $191,000 resulting in net unrealized appreciation of approximately $20,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 10.37% and 46.27% for Class I and Class A shares, respectively.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1. WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.
23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGISAN
1260891 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
U.S. Privacy Policy	28
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets External Debt Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Emerging Markets External Debt Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Emerging Markets External Debt Portfolio Class I	$1,000.00	$1,012.80	$1,020.68	$4.14	*	$4.16	*	0.83%
Emerging Markets External Debt Portfolio Class A	1,000.00	1,011.80	1,018.84	5.99	*	6.01	*	1.20
Emerging Markets External Debt Portfolio Class L	1,000.00	1,010.20	1,017.60	7.23	*	7.25	*	1.45
Emerging Markets External Debt Portfolio Class C	1,000.00	966.40	1,005.10	3.20	**	3.27	**	1.95
Emerging Markets External Debt Portfolio Class IS	1,000.00	1,013.90	1,020.73	4.09	*	4.11	*	0.82

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period but below its peer group average for the period since the end of May 2012, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.2%)
Argentina (0.5%)
Sovereign (0.5%)
Republic of Argentina, 2.50%, 12/31/38 (a)(b)(c)	$345	$186
Brazil (6.9%)
Corporate Bonds (3.2%)
Banco Safra SA,
6.75%, 1/27/21	200	220
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (d)	200	163
Embraer Netherlands Finance BV,
5.05%, 6/15/25	200	200
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (d)	827	595
		1,178
Sovereign (3.7%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (d)	550	522
Brazilian Government International Bond,
4.88%, 1/22/21	400	419
5.00%, 1/27/45	450	392
		1,333
		2,511
Chile (3.4%)
Corporate Bond (0.5%)
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (d)	200	197
Sovereign (2.9%)
Corporación Nacional del Cobre de Chile,
4.88%, 11/4/44 (d)	400	384
Empresa Nacional del Petroleo,
4.75%, 12/6/21	150	156
5.25%, 8/10/20	470	499
		1,039
		1,236
China (3.9%)
Sovereign (3.9%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	960	1,009
Sinopec Group Overseas Development 2014 Ltd.,
4.38%, 4/10/24	200	210
Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25 (d)	200	202
		1,421
Colombia (2.6%)
Corporate Bond (0.3%)
Ecopetrol SA,
5.88%, 5/28/45	114	101
	Face Amount (000)	Value (000)
Sovereign (2.3%)
Colombia Government International Bond,
4.38%, 7/12/21	$200	$210
5.00%, 6/15/45	366	340
11.75%, 2/25/20	220	300
		850
		951
Croatia (1.5%)
Sovereign (1.5%)
Croatia Government International Bond,
5.50%, 4/4/23	520	537
Dominican Republic (2.1%)
Sovereign (2.1%)
Dominican Republic International Bond,
6.85%, 1/27/45 (d)	624	639
7.45%, 4/30/44 (d)	100	110
		749
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
10.50%, 3/24/20	260	262
El Salvador (0.5%)
Sovereign (0.5%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)	180	175
Ethiopia (0.6%)
Sovereign (0.6%)
Federal Democratic Republic of Ethiopia,
6.63%, 12/11/24 (d)	200	198
Gabon (0.6%)
Sovereign (0.6%)
Gabonese Republic,
6.95%, 6/16/25 (d)	200	199
Honduras (0.6%)
Sovereign (0.6%)
Republic of Honduras,
8.75%, 12/16/20	200	227
Hungary (3.6%)
Sovereign (3.6%)
Hungary Government International Bond,
4.00%, 3/25/19	20	21
5.38%, 3/25/24	162	176
5.75%, 11/22/23	880	979
6.38%, 3/29/21	108	123
		1,299
Indonesia (9.2%)
Sovereign (9.2%)
Indonesia Government International Bond,
5.13%, 1/15/45 (d)	200	191
5.88%, 1/15/24 (d)	310	344
7.75%, 1/17/38	307	392

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Indonesia (cont'd)
Majapahit Holding BV,
7.75%, 1/20/20	$329	$381
Pertamina Persero PT,
4.30%, 5/20/23	1,260	1,210
6.45%, 5/30/44 (d)	400	396
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	400	425
		3,339
Iraq (0.6%)
Sovereign (0.6%)
Republic of Iraq,
5.80%, 1/15/28	250	203
Ivory Coast (1.4%)
Sovereign (1.4%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (d)	200	189
5.75%, 12/31/32	330	313
		502
Jamaica (0.6%)
Sovereign (0.6%)
Jamaica Government International Bond,
7.63%, 7/9/25	200	225
Kazakhstan (3.8%)
Sovereign (3.8%)
Kazakhstan Government International Bond,
3.88%, 10/14/24 (d)	200	189
KazMunayGas National Co., JSC,
6.00%, 11/7/44 (d)	450	388
6.38%, 4/9/21	775	815
		1,392
Kenya (1.1%)
Sovereign (1.1%)
Kenya Government International Bond,
6.88%, 6/24/24 (d)	400	408
Lithuania (1.0%)
Sovereign (1.0%)
Lithuania Government International Bond,
7.38%, 2/11/20	300	358
Mexico (13.6%)
Corporate Bonds (3.4%)
Alfa SAB de CV,
6.88%, 3/25/44	400	411
Cemex Finance LLC,
9.38%, 10/12/22	200	224
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (d)	198	202
Nemak SA de CV,
5.50%, 2/28/23	400	412
		1,249
	Face Amount (000)	Value (000)
Sovereign (10.2%)
Mexico Government International Bond,
3.63%, 3/15/22	$450	$456
6.05%, 1/11/40	494	563
Petroleos Mexicanos,
3.50%, 1/30/23	150	143
4.88%, 1/24/22	1,108	1,155
5.63%, 1/23/46 (d)	910	853
6.50%, 6/2/41	190	199
6.63%, 6/15/35	330	354
		3,723
		4,972
Mozambique (0.5%)
Sovereign (0.5%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	200	187
Panama (2.0%)
Sovereign (2.0%)
Panama Government International Bond,
4.00%, 9/22/24	200	202
4.30%, 4/29/53	200	176
5.20%, 1/30/20	204	225
8.88%, 9/30/27	76	108
		711
Paraguay (1.1%)
Sovereign (1.1%)
Republic of Paraguay,
6.10%, 8/11/44 (d)	400	408
Peru (2.6%)
Corporate Bonds (1.2%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(e)	212	227
Union Andina de Cementos SAA,
5.88%, 10/30/21 (d)	200	203
		430
Sovereign (1.4%)
Peruvian Government International Bond,
5.63%, 11/18/50	100	112
6.55%, 3/14/37	55	69
7.35%, 7/21/25	250	327
		508
		938
Philippines (4.6%)
Sovereign (4.6%)
Philippine Government International Bond,
3.95%, 1/20/40	772	782
4.20%, 1/21/24	580	634
9.50%, 2/2/30	166	269
		1,685

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets External Debt Portfolio

	Face Amount (000)	Value (000)
Poland (2.0%)
Sovereign (2.0%)
Poland Government International Bond,
3.00%, 3/17/23	$705	$694
4.00%, 1/22/24	40	42
		736
Russia (7.5%)
Sovereign (7.5%)
Russian Foreign Bond — Eurobond,
4.50%, 4/4/22	2,200	2,164
5.63%, 4/4/42	600	566
		2,730
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
4.88%, 2/25/20	320	324
South Africa (2.8%)
Corporate Bond (0.6%)
MTN Mauritius Investments Ltd.,
4.76%, 11/11/24 (d)	200	199
Sovereign (2.2%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25 (d)	660	669
South Africa Government International Bond,
4.67%, 1/17/24	130	134
		803
		1,002
Sri Lanka (0.5%)
Sovereign (0.5%)
Sri Lanka Government International Bond,
5.88%, 7/25/22	200	198
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (d)	200	196
Turkey (5.7%)
Sovereign (5.7%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)	200	212
	Face Amount (000)	Value (000)
Turkey Government International Bond,
3.25%, 3/23/23	$1,180	$1,102
4.88%, 4/16/43	200	183
5.63%, 3/30/21	250	271
6.88%, 3/17/36	260	302
		2,070
Venezuela (5.7%)
Sovereign (5.7%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	3,106	1,111
8.50%, 11/2/17	987	681
9.00%, 11/17/21	240	99
Venezuela Government International Bond,
9.00%, 5/7/23	280	110
11.75%, 10/21/26	196	85
		2,086
Total Fixed Income Securities (Cost $36,062)		34,621
	Shares
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,169)	1,168,731	1,169
Total Investments (98.4%) (Cost $37,231) (f)		35,790
Other Assets in Excess of Liabilities (1.6%)		598
Net Assets (100.0%)		$36,388

(a)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.

(b)  Issuer in bankruptcy.

(c)  Non-income producing security; bond in default.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.

(f)  Securities are available for collateral in connection with an open futures contract.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets External Debt Portfolio

Futures Contract:

The Portfolio had the following futures contract open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note	16	$(2,019)	Sep-15	$18

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	87.3%
Corporate Bonds	9.4
Other*	3.3
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open short futures contract with an underlying face amount of approximately $2,019,000 with unrealized appreciation of approximately $18,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets External Debt Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $36,062)	$34,621
Investment in Security of Affiliated Issuer, at Value (Cost $1,169)	1,169
Total Investments in Securities, at Value (Cost $37,231)	35,790
Cash	9
Interest Receivable	535
Receivable for Variation Margin on Futures Contracts	52
Receivable from Affiliate	—	@
Other Assets	59
Total Assets	36,445
Liabilities:
Payable for Professional Fees	27
Payable for Advisory Fees	17
Payable for Custodian Fees	3
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Deferred Capital Gain Country Tax	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Other Liabilities	7
Total Liabilities	57
Net Assets	$36,388
Net Assets Consist Of:
Paid-in-Capital	$38,456
Accumulated Undistributed Net Investment Income	302
Accumulated Net Realized Loss	(946)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $1 of Deferred Capital Gain Country Tax)	(1,442)
Futures Contracts	18
Net Assets	$36,388

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets External Debt Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$18,541
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,010,390
Net Asset Value, Offering and Redemption Price Per Share	$9.22
CLASS A:
Net Assets	$281
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	30,493
Net Asset Value, Redemption Price Per Share	$9.21
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.41
Maximum Offering Price Per Share	$9.62
CLASS L:
Net Assets	$99
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,699
Net Asset Value, Offering and Redemption Price Per Share	$9.21
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,050
Net Asset Value, Offering and Redemption Price Per Share	$9.20
CLASS IS:
Net Assets	$17,457
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,891,577
Net Asset Value, Offering and Redemption Price Per Share	$9.23

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets External Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$856
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	857
Expenses:
Advisory Fees (Note B)	104
Professional Fees	51
Registration Fees	20
Administration Fees (Note C)	11
Custodian Fees (Note F)	9
Shareholder Reporting Fees	8
Pricing Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Directors' Fees and Expenses	—	@
Other Expenses	8
Total Expenses	220
Waiver of Advisory Fees (Note B)	(102)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	114
Net Investment Income	743
Realized Gain (Loss):
Investments Sold	(36)
Foreign Currency Forward Exchange Contracts	(—	@)
Foreign Currency Transactions	77
Futures Contracts	(3)
Net Realized Gain	38
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1)	(698)
Foreign Currency Translations	—	@
Futures Contracts	17
Net Change in Unrealized Appreciation (Depreciation)	(681)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(643)
Net Increase in Net Assets Resulting from Operations	$100

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Emerging Markets External Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$743	$1,053
Net Realized Gain (Loss)	38	(374)
Net Change in Unrealized Appreciation (Depreciation)	(681)	15
Net Increase in Net Assets Resulting from Operations	100	694
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(241)	(1,013)
Class A:
Net Investment Income	(3)	(13)
Class L:
Net Investment Income	(1)	(5)
Class IS:
Net Investment Income	(219)	(1)
Total Distributions	(464)	(1,032)
Capital Share Transactions:(1)
Class I:
Subscribed	202	241
Distributions Reinvested	4	30
Redeemed	(169)	(852)
Class A:
Subscribed	27	181
Distributions Reinvested	1	3
Redeemed	(38)	(80)
Class L:
Distributions Reinvested	— @	— @
Class C:
Subscribed	10 *	—
Class IS:
Subscribed	17,890	—
Distributions Reinvested	219	—
Redeemed	(285)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	17,861	(477)
Total Increase (Decrease) in Net Assets	17,497	(815)
Net Assets:
Beginning of Period	18,891	19,706
End of Period (Including Accumulated Undistributed Net Investment Income of $302 and $23)	$36,388	$18,891

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Emerging Markets External Debt Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	22	25
Shares Issued on Distributions Reinvested	1	3
Shares Redeemed	(19)	(86)
Net Increase (Decrease) in Class I Shares Outstanding	4	(58)
Class A:
Shares Subscribed	3	19
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(4)	(8)
Net Increase (Decrease) in Class A Shares Outstanding	(1)	11
Class L:
Shares Issued on Distributions Reinvested	— @@	— @@
Class C:
Shares Subscribed	1 *	—
Class IS:
Shares Subscribed	1,899	—
Shares Issued on Distributions Reinvested	23	—
Shares Redeemed	(31)	—
Net Increase in Class IS Shares Outstanding	1,891	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets External Debt Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,		Period from May 24, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	December 31, 2012
Net Asset Value, Beginning of Period	$9.22		$9.40	$11.11	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.51	0.53	0.30
Net Realized and Unrealized Gain (Loss)	(0.13)		(0.19)	(1.50)	1.18
Total from Investment Operations	0.12		0.32	(0.97)	1.48
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.50)	(0.48)	(0.30)
Net Realized Gain	—		—	(0.26)	(0.07)
Total Distributions	(0.12)		(0.50)	(0.74)	(0.37)
Redemption Fees	—		—	0.00 ‡	—
Net Asset Value, End of Period	$9.22		$9.22	$9.40	$11.11
Total Return++	1.28	%#	3.38%	(8.79)%	14.83	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,541		$18,492	$19,400	$22,597
Ratio of Expenses to Average Net Assets (1)	0.83	%+*	0.83%+	0.84%+	0.84	%+*
Ratio of Net Investment Income to Average Net Assets (1)	5.43	%+*	5.23%+	5.14%+	4.63	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	23	%#	95%	94%	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.60	%*	1.91%	2.15%	2.02	%*
Net Investment Income to Average Net Assets	4.66	%*	4.15%	3.83%	3.45	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets External Debt Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from May 24, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$9.21		$9.40	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.47	0.49		0.29
Net Realized and Unrealized Gain (Loss)	(0.12)		(0.19)	(1.49)		1.17
Total from Investment Operations	0.11		0.28	(1.00)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.47)	(0.45)		(0.28)
Net Realized Gain	—		—	(0.26)		(0.07)
Total Distributions	(0.11)		(0.47)	(0.71)		(0.35)
Redemption Fees	—		—	0.00	‡	—
Net Asset Value, End of Period	$9.21		$9.21	$9.40		$11.11
Total Return++	1.18	%#	2.90%	(9.05)%		14.66	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$281		$291	$196		$111
Ratio of Expenses to Average Net Assets (1)	1.20	%+*	1.20%+	1.14	%+^^	1.09	%+*
Ratio of Net Investment Income to Average Net Assets (1)	5.08	%+*	4.88%+	4.88	%+	4.38	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	23	%#	95%	94%		29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.47	%*	2.85%	2.76%		2.27	%*
Net Investment Income to Average Net Assets	3.81	%*	3.23%	3.26%		3.20	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.10% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets External Debt Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from May 24, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$9.22		$9.39	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.45	0.47		0.25
Net Realized and Unrealized Gain (Loss)	(0.12)		(0.18)	(1.51)		1.18
Total from Investment Operations	0.10		0.27	(1.04)		1.43
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.44)	(0.42)		(0.25)
Net Realized Gain	—		—	(0.26)		(0.07)
Total Distributions	(0.11)		(0.44)	(0.68)		(0.32)
Redemption Fees	—		—	0.00	‡	—
Net Asset Value, End of Period	$9.21		$9.22	$9.39		$11.11
Total Return++	1.02	%#	2.85%	(9.41)%		14.33	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$99		$98	$100		$111
Ratio of Expenses to Average Net Assets (1)	1.45	%+*	1.45%+	1.41	%+^^	1.59	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.81	%+*	4.62%+	4.57	%+	3.88	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	23	%#	95%	94%		29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.69	%*	4.10%	3.07%		2.77	%*
Net Investment Income to Average Net Assets	2.57	%*	1.97%	2.91%		2.70	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.35% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets External Debt Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$9.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.06
Net Realized and Unrealized Loss	(0.38)
Total from Investment Operations	(0.32)
Net Asset Value, End of Period	$9.20
Total Return++	(3.36	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$10
Ratios of Expenses to Average Net Assets (1)	1.95	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.01	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	16.40	%*
Net Investment Loss to Average Net Assets	(10.44	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets External Debt Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014	Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$9.22		$9.40	$9.65
Income (Loss) from Investment Operations:
Net Investment Income†	0.24		0.51	0.15
Net Realized and Unrealized Gain (Loss)	(0.11)		(0.19)	0.04
Total from Investment Operations	0.13		0.32	0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.50)	(0.24)
Net Realized Gain	—		—	(0.20)
Total Distributions	(0.12)		(0.50)	(0.44)
Redemption Fees	0.00	‡	—	0.00	‡
Net Asset Value, End of Period	$9.23		$9.22	$9.40
Total Return++	1.39	%#	3.39%	1.92	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$17,457		$10	$10
Ratio of Expenses to Average Net Assets (1)	0.82	%+*	0.82%+	0.81	%+^^*
Ratio of Net Investment Income to Average Net Assets (1)	5.12	%+*	5.25%+	5.36	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	23	%#	95%	94	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.49	%*	21.21%	7.70	%*
Net Investment Income (Loss) to Average Net Assets	4.45	%*	(15.14)%	(1.53	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets External Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and corporate issuers in emerging market countries. The securities in which the Portfolio may invest will primarily be denominated in U.S. dollars. The Portfolio may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$3,354	$—	$3,354
Sovereign	—	31,267	—	31,267
Total Fixed Income Securities	—	34,621	—	34,621
Short-Term Investment
Investment Company	1,169	—	—	1,169
Futures Contract	18	—	—	18
Total Assets	$1,187	$34,621	$—	$35,808

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of June 30, 2015, the Portfolio did not have any open foreign currency forward exchange contracts.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contracts	Interest Rate Risk	$18	(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$ (— @)
Interest Rate Risk	Futures Contracts	(3)
Total		$(3)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$17

@ Amount is less than $500.

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$7,534,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net in-

vestment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.02% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.45% for Class L shares, 1.95% for Class C shares and 0.82% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $102,000 of advisory fees were waived and approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $23,273,000 and $6,467,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$120	$22,372	$21,323	$1	$1,169

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally each of the tax years in the three-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,031	$—	$1,545	$22

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions gains (losses) on paydowns and tax adjustments on debt securities sold by the Portfolio, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$4	$(4)	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$25	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $217,000 and the aggregate gross unrealized depreciation is approximately $1,658,000 resulting in net unrealized depreciation of approximately $1,441,000.

At December 31, 2014, the Portfolio had available unused short-term capital losses of approximately $339,000 and long-term capital losses of approximately $569,000 that do not have an expiration date.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 11.6% and 97.4% for Class A nd Class IS shares, respectively.

J. Subsequent Event: Effective upon the consummation of a reorganization of the Emerging Markets Domestic Debt Portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") into the Portfolio or, if the reorganization is not consummated, on or about September 28, 2015 (the "Effective Date"), the Board of Directors of the Fund, on behalf of the Portfolio, has approved various changes with respect to the Portfolio, including (i) changing the Portfolio's name to Emerging Markets Fixed Income Opportunities Portfolio; (ii) changing the Portfolio's principal investment policy; and (iii) changing the Portfolio's primary benchmark index to a blend of three broad indices comprised of (a) 1/3 JP Morgan EMBI Global Index, (b) 1/3 JP Morgan GBI-EM Global Diversified Index and (c) 1/3 JP Morgan CEMBI Broad Diversified Index.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMEDSAN
1259825 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Multi-Asset
Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	21
Statement of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	31
U.S. Privacy Policy	42
Director and Officer Information	45

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Multi-Asset Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Multi-Asset Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period****
Multi-Asset Portfolio Class I	$1,000.00	$935.90	$1,019.64	$4.99	*	$5.21	*	1.04%
Multi-Asset Portfolio Class A	1,000.00	933.90	1,018.20	6.38	*	6.66	*	1.33
Multi-Asset Portfolio Class L	1,000.00	932.40	1,015.87	8.62	*	9.00	*	1.80
Multi-Asset Portfolio Class C	1,000.00	957.60	1,004.71	3.57	**	3.65	**	2.18
Multi-Asset Portfolio Class IS	1,000.00	974.80	1,003.28	0.82	***	0.83	***	1.01

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 30/365 (to reflect the actual days in the period).

****  Annualized.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the period since the end of June 2012, the month of the Portfolio's inception, but lower than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's contractual management fee and total expense ratio were lower than its peer group averages. The Board also noted that the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Multi-Asset Portfolio

	Shares	Value (000)
Common Stocks (39.7%)
Australia (0.1%)
AGL Energy Ltd.	473	$6
ALS Ltd.	384	2
Alumina Ltd.	2,302	3
Amcor Ltd.	900	10
AMP Ltd.	2,048	9
APA Group	1,025	7
Arrium Ltd.	1,334	—	@
Asciano Ltd.	1,125	6
ASX Ltd.	226	7
Aurizon Holding Ltd.	1,907	8
Australia & New Zealand Banking Group Ltd.	1,751	43
Bank of Queensland Ltd.	529	5
Bendigo and Adelaide Bank Ltd.	636	6
BHP Billiton Ltd.	1,945	41
BlueScope Steel Ltd.	476	1
Boral Ltd.	759	3
Brambles Ltd.	1,026	8
carsales.com Ltd.	259	2
Coca-Cola Amatil Ltd.	566	4
Commonwealth Bank of Australia	939	62
Computershare Ltd.	434	4
Crown Resorts Ltd.	383	4
CSL Ltd.	301	20
Flight Centre Travel Group Ltd.	96	3
Fortescue Metals Group Ltd.	1,239	2
Goodman Group REIT	1,678	8
Iluka Resources Ltd.	391	2
Incitec Pivot Ltd.	1,483	4
Insurance Australia Group Ltd.	1,578	7
James Hardie Industries PLC CDI	430	6
Lend Lease Group REIT	547	6
Macquarie Group Ltd.	225	14
Mirvac Group REIT	4,373	6
National Australia Bank Ltd.	1,482	38
Newcrest Mining Ltd. (a)	532	5
Oil Search Ltd.	1,105	6
Orica Ltd.	285	5
Origin Energy Ltd.	726	7
Qantas Airways Ltd. (a)	2,647	6
QBE Insurance Group Ltd.	806	8
Rio Tinto Ltd.	287	12
Santos Ltd.	786	5
Scentre Group REIT	4,516	13
Seek Ltd.	315	3
Sonic Healthcare Ltd.	363	6
South32 Ltd. (a)	11,882	16
South32 Ltd. (a)	1,945	3
Stockland REIT	2,129	7
Suncorp Group Ltd.	832	9
Sydney Airport	1,573	6
Tatts Group Ltd.	2,566	7
	Shares	Value (000)
Telstra Corp., Ltd.	7,362	$35
Transurban Group	1,135	8
Treasury Wine Estates Ltd.	648	2
Wesfarmers Ltd.	683	21
Westfield Corp. REIT	1,283	9
Westpac Banking Corp.	1,847	46
Woodside Petroleum Ltd.	431	11
Woolworths Ltd.	767	16
WorleyParsons Ltd.	295	2
		631
Austria (0.1%)
Erste Group Bank AG (a)	21,132	600
Belgium (1.2%)
Ageas	2,069	80
Anheuser-Busch InBev N.V.	33,110	3,968
Colruyt SA	2,459	110
Delhaize Group SA	718	59
Groupe Bruxelles Lambert SA	1,920	155
KBC Groep N.V.	24,767	1,655
Proximus	1,959	69
Solvay SA	1,336	184
Telenet Group Holding N.V. (a)	830	45
UCB SA	1,437	103
Umicore SA	2,116	100
Viohalco SA (a)	2,990	8
		6,536
Canada (0.1%)
Lululemon Athletica, Inc. (a)	10,000	653
Chile (0.0%)
Antofagasta PLC	6,695	73
China (0.1%)
CRRC Corp., Ltd. H Shares (a)(b)	64,000	98
Hanergy Thin Film Power Group Ltd. (a)(b)	178,000	90
		188
Denmark (0.2%)
AP Moeller - Maersk A/S Series A	83	146
AP Moeller - Maersk A/S Series B	83	150
Danske Bank A/S	2,838	83
DSV A/S	3,457	112
Novo Nordisk A/S Series B	8,270	450
Novozymes A/S Series B	1,360	65
Pandora A/S	902	97
Vestas Wind Systems A/S	998	50
		1,153
Finland (0.3%)
Elisa Oyj	2,462	78
Fortum Oyj	4,729	84
Kone Oyj, Class B	3,142	127
Metso Oyj	1,570	43
Nokia Oyj	153,136	1,040
Orion Oyj, Class B	1,627	57

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Shares	Value (000)
Finland (cont'd)
Sampo Oyj, Class A	3,125	$147
Wartsila Oyj	1,871	88
		1,664
France (8.4%)
Aeroports de Paris (ADP)	797	90
Air Liquide SA	18,304	2,315
Airbus Group SE	28,268	1,834
Arkema SA	797	57
Atos SE	1,136	85
AXA SA	105,906	2,672
BNP Paribas SA	54,225	3,274
Bouygues SA	3,105	116
Cap Gemini SA	1,463	129
Carrefour SA	28,465	911
Casino Guichard Perrachon SA	1,100	83
Christian Dior SE	774	151
Cie de Saint-Gobain	20,818	935
Cie Generale des Etablissements Michelin	749	78
Credit Agricole SA	146,811	2,183
Danone SA	26,313	1,701
Electricite de France SA	9,403	210
Essilor International SA	8,198	978
GDF Suez	82,317	1,527
Groupe Eurotunnel SE	5,499	80
Hermes International	563	210
Iliad SA	314	70
Imerys SA	1,486	114
Kering	664	119
L'Oreal SA	10,815	1,929
Lafarge SA	2,188	144
Legrand SA	1,595	90
LVMH Moet Hennessy Louis Vuitton SE	13,879	2,432
Natixis SA	10,900	78
Numericable-SFR SAS (a)	1,306	69
Orange SA	84,258	1,297
Publicis Groupe SA	688	51
Renault SA	930	97
Rexel SA	2,671	43
Safran SA	1,208	82
Sanofi	57,216	5,629
Schneider Electric SE	28,699	1,981
Societe Generale SA	38,750	1,809
Suez Environnement Co.	3,649	68
Total SA	100,240	4,869
Unibail-Rodamco SE REIT	4,125	1,043
Vinci SA	26,304	1,521
Vivendi SA	65,177	1,644
Zodiac Aerospace	1,595	52
		44,850
Germany (7.3%)
Adidas AG	1,100	84
Allianz SE (Registered)	22,171	3,453
	Shares	Value (000)
BASF SE	43,880	$3,856
Bayer AG (Registered)	39,098	5,473
Bayerische Motoren Werke AG	14,104	1,544
Brenntag AG	978	56
Commerzbank AG (a)	70,573	902
Continental AG	688	163
Daimler AG (Registered)	47,236	4,299
Deutsche Annington Immobilien SE	1,414	40
Deutsche Bank AG (Registered)	63,645	1,912
Deutsche Post AG (Registered)	43,757	1,278
Deutsche Telekom AG (Registered)	153,175	2,638
E.ON SE	98,243	1,309
Fraport AG Frankfurt Airport Services Worldwide	1,051	66
Fresenius SE & Co., KGaA	1,620	104
Fuchs Petrolub SE (Preference)	1,208	51
HeidelbergCement AG	1,752	139
Hugo Boss AG	544	61
K&S AG (Registered)	2,030	85
Lanxess AG	869	51
Linde AG	978	185
Metro AG	1,958	62
Muenchener Rueckversicherungs AG (Registered)	6,540	1,159
RWE AG	21,519	463
SAP SE	45,019	3,142
Siemens AG (Registered)	39,053	3,934
Symrise AG	1,208	75
Telefonica Deutschland Holding AG	18,115	104
ThyssenKrupp AG	1,874	49
Volkswagen AG	1,076	249
Volkswagen AG (Preference)	7,368	1,709
		38,695
Greece (0.2%)
Aegean Airlines SA	3,255	19
Alpha Bank AE (a)	208,823	63
Athens Water Supply & Sewage Co., SA (The)	2,222	12
Attica Bank SA (a)	138,815	9
Ellaktor SA (a)	10,372	18
Eurobank Ergasias SA (a)	508,419	69
FF Group (a)	3,070	70
Fourlis Holdings SA (a)	4,363	12
Frigoglass SAIC (a)	1,494	3
GEK Terna Holding Real Estate Construction SA (a)	8,891	15
Grivalia Properties REIC AE REIT	2,964	21
Hellenic Exchanges - Athens Stock Exchange SA Holding	12,586	55
Hellenic Petroleum SA (a)	6,639	29
Hellenic Telecommunications Organization SA	15,328	119
Intralot SA-Integrated Lottery Systems & Services (a)	3,813	6
JUMBO SA	12,647	89
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Shares	Value (000)
Greece (cont'd)
Lamda Development SA (a)	1,030	$4
Marfin Investment Group Holdings SA (a)	59,935	8
Metka SA	2,058	15
Motor Oil Hellas Corinth Refineries SA (a)	4,327	35
Mytilineos Holdings SA (a)	10,269	56
National Bank of Greece SA (a)	93,517	104
OPAP SA	13,239	98
Piraeus Bank SA (a)	115,039	43
Piraeus Port Authority SA	366	5
Public Power Corp. SA (a)	21,817	97
Sarantis SA	527	4
Terna Energy SA (a)	2,749	8
Thrace Plastics Co., SA	1,803	2
Titan Cement Co., SA	2,124	43
		1,131
Ireland (0.2%)
Bank of Ireland (a)	1,939,746	783
CRH PLC	3,963	112
		895
Italy (3.0%)
Assicurazioni Generali SpA	57,393	1,034
Atlantia SpA	4,133	102
Banca Monte dei Paschi di Siena SpA (a)	13,962	27
Banco Popolare SC (a)	18,673	307
Enel Green Power SpA	58,420	114
Enel SpA	337,569	1,529
Eni SpA	116,691	2,071
Intesa Sanpaolo SpA	1,575,333	5,711
Luxottica Group SpA	1,983	132
Snam SpA	26,829	128
Telecom Italia SpA (a)	71,606	91
Telecom Italia SpA	51,506	53
UniCredit SpA	606,303	4,073
Unione di Banche Italiane SCPA	51,381	412
		15,784
Japan (0.6%)
Advantest Corp.	2,000	21
Aeon Co., Ltd.	1,200	17
Alps Electric Co., Ltd.	900	28
Asahi Group Holdings Ltd.	900	29
Astellas Pharma, Inc.	4,000	57
Bridgestone Corp.	900	33
Canon, Inc.	1,300	42
Casio Computer Co., Ltd.	1,000	20
Central Japan Railway Co.	200	36
Chiyoda Corp.	1,000	9
Chugai Pharmaceutical Co., Ltd.	900	31
COMSYS Holdings Corp.	1,100	16
Credit Saison Co., Ltd.	1,100	24
Daiichi Sankyo Co., Ltd.	1,000	19
Daikin Industries Ltd.	800	58
	Shares	Value (000)
Daiwa House Industry Co., Ltd.	1,000	$23
Denso Corp.	800	40
Dentsu, Inc.	900	47
Dowa Holdings Co., Ltd.	1,000	9
Eisai Co., Ltd.	900	60
FANUC Corp.	800	164
Fast Retailing Co., Ltd.	800	363
Fuji Heavy Industries Ltd.	900	33
FUJIFILM Holdings Corp.	1,000	36
Hino Motors Ltd.	1,000	12
Hitachi Construction Machinery Co., Ltd.	1,000	18
Honda Motor Co., Ltd.	1,700	55
Isetan Mitsukoshi Holdings Ltd.	1,100	20
ITOCHU Corp.	1,300	17
Japan Tobacco, Inc.	800	29
JGC Corp.	1,000	19
JTEKT Corp.	900	17
Kao Corp.	1,000	47
KDDI Corp.	4,800	116
Kikkoman Corp.	1,000	31
Kirin Holdings Co., Ltd.	1,000	14
Komatsu Ltd.	1,000	20
Konami Corp.	900	17
Kubota Corp.	1,000	16
Kuraray Co., Ltd.	1,600	20
Kyocera Corp.	1,700	88
Marui Group Co., Ltd.	1,300	18
Matsui Securities Co., Ltd.	1,300	11
Minebea Co., Ltd.	1,000	17
Mitsubishi Corp.	1,100	24
Mitsubishi Electric Corp.	1,000	13
Mitsubishi Estate Co., Ltd.	1,000	22
Mitsubishi Logistics Corp.	1,000	13
Mitsui & Co., Ltd.	1,200	16
Mitsui Fudosan Co., Ltd.	1,000	28
Mitsui OSK Lines Ltd.	3,000	10
Mitsumi Electric Co., Ltd.	1,000	7
NGK Insulators Ltd.	1,000	26
NH Foods Ltd.	1,000	23
Nikon Corp.	900	10
Nippon Kayaku Co., Ltd.	1,000	11
Nissan Chemical Industries Ltd.	1,200	27
Nisshinbo Holdings, Inc.	2,000	22
Nitto Denko Corp.	900	74
NSK Ltd.	1,000	15
NTT Data Corp.	900	39
Odakyu Electric Railway Co., Ltd.	2,000	19
OKUMA Corp.	1,000	11
Olympus Corp.	800	28
Panasonic Corp.	900	12
Ricoh Co., Ltd.	1,000	10
Secom Co., Ltd.	900	58
Sekisui House Ltd.	1,100	17

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Shares	Value (000)
Japan (cont'd)
Seven & I Holdings Co., Ltd.	900	$39
Shin-Etsu Chemical Co., Ltd.	900	56
Shionogi & Co., Ltd.	900	35
Shiseido Co., Ltd.	1,000	23
Shizuoka Bank Ltd. (The)	3,000	31
Showa Shell Sekiyu KK	1,200	10
Softbank Corp.	2,400	141
Sony Corp. (a)	900	25
Sumitomo Corp.	1,400	16
Sumitomo Dainippon Pharma Co., Ltd.	900	10
Sumitomo Electric Industries Ltd.	1,300	20
Sumitomo Metal Mining Co., Ltd.	1,000	15
Sumitomo Realty & Development Co., Ltd.	1,000	35
Suzuki Motor Corp.	900	30
Taiyo Yuden Co., Ltd.	1,100	15
Takeda Pharmaceutical Co., Ltd.	800	39
TDK Corp.	900	69
Terumo Corp.	1,800	43
Tokio Marine Holdings, Inc.	900	37
Tokyo Electron Ltd.	800	51
Tokyo Gas Co., Ltd.	2,000	11
Tokyo Tatemono Co., Ltd.	500	7
TOTO Ltd.	1,000	18
Toyo Seikan Group Holdings Ltd.	1,300	21
Toyota Motor Corp.	800	54
Toyota Tsusho Corp.	1,000	27
Trend Micro, Inc.	900	31
Yamaha Corp.	1,100	22
Yamato Holdings Co., Ltd.	1,000	19
Yaskawa Electric Corp.	1,000	13
Yokogawa Electric Corp.	1,000	13
Yokohama Rubber Co., Ltd. (The)	500	10
		3,338
Luxembourg (0.0%)
Altice SA (a)	679	94
Mexico (0.0%)
Fresnillo PLC	3,979	43
Netherlands (1.8%)
Akzo Nobel N.V.	2,260	165
ArcelorMittal	5,728	56
ASML Holding N.V.	18,106	1,871
Boskalis Westminster N.V.	1,160	57
CNH Industrial N.V.	6,551	60
Fiat Chrysler Automobiles N.V. (a)	4,193	61
ING Groep N.V. CVA	182,144	3,007
Koninklijke Ahold N.V.	3,782	71
Koninklijke DSM N.V.	1,281	74
Koninklijke KPN N.V.	14,937	57
Koninklijke Philips N.V.	47,761	1,215
OCI N.V. (a)	1,669	47
Unilever N.V. CVA	68,978	2,873
		9,614
	Shares	Value (000)
Norway (0.1%)
DNB ASA	8,224	$137
Gjensidige Forsikring ASA	5,384	87
Norsk Hydro ASA	10,181	43
Telenor ASA	12,697	278
Yara International ASA	2,213	115
		660
Portugal (0.1%)
Banco Comercial Portugues SA (a)	2,803,496	244
Banco Espirito Santo SA (Registered) (a)(c)	570,338	3
EDP - Energias de Portugal SA	31,047	118
		365
South Africa (0.0%)
Mota-Engil Africa N.V.	122	1
SABMiller PLC	1,157	60
		61
Spain (3.5%)
Abertis Infraestructuras SA	3,420	56
ACS Actividades de Construccion y Servicios SA	2,211	71
Amadeus IT Holding SA, Class A	1,486	59
Banco Bilbao Vizcaya Argentaria SA	283,443	2,778
Banco de Sabadell SA	244,631	591
Banco Popular Espanol SA	137,241	665
Banco Santander SA	593,252	4,143
Bankia SA (a)	726,599	922
Bankinter SA	55,086	407
CaixaBank SA	386,143	1,789
Enagas SA	4,037	110
Ferrovial SA	3,010	65
Gas Natural SDG SA	7,710	175
Iberdrola SA	261,332	1,760
Inditex SA	54,639	1,776
International Consolidated Airlines Group SA (a)	3,776	29
Repsol SA	36,247	637
Telefonica SA	198,018	2,815
		18,848
Sweden (0.3%)
Alfa Laval AB	3,904	69
Atlas Copco AB, Class A	4,544	127
Atlas Copco AB, Class B	3,130	78
Hennes & Mauritz AB, Class B	4,424	170
ICA Gruppen AB	1,136	40
Millicom International Cellular SA SDR	895	66
Nordea Bank AB	14,551	182
Sandvik AB	8,025	89
Skandinaviska Enskilda Banken AB, Class A	8,278	106
Skanska AB, Class B	5,837	118
SKF AB, Class B	3,468	79
Svenska Handelsbanken AB, Class A	5,621	82
Swedbank AB, Class A	2,489	58

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Shares	Value (000)
Sweden (cont'd)
Tele2 AB, Class B	4,858	$57
TeliaSonera AB	32,461	191
Volvo AB, Class B	10,562	131
		1,643
Switzerland (0.8%)
ABB Ltd. (Registered) (a)	11,880	249
Cie Financiere Richemont SA (Registered)	2,369	193
Coca-Cola HBC AG (a)	3,057	66
Credit Suisse Group AG (Registered) (a)	6,913	190
EMS-Chemie Holding AG (Registered)	158	67
Givaudan SA (Registered) (a)	72	124
Holcim Ltd. (Registered) (a)	2,417	178
Julius Baer Group Ltd. (a)	955	53
Kuehne & Nagel International AG (Registered)	822	109
Novartis AG (Registered)	9,849	971
Roche Holding AG (Genusschein)	2,852	799
SGS SA (Registered)	24	44
Swatch Group AG (The)	1,692	214
Swiss Re AG	1,002	89
Swisscom AG (Registered)	181	101
Syngenta AG (Registered)	688	280
UBS Group AG (Registered) (a)	16,013	340
Zurich Insurance Group AG (a)	664	202
		4,269
United Arab Emirates (0.0%)
Orascom Construction Ltd. (a)	325	4
United Kingdom (2.5%)
Aberdeen Asset Management PLC	9,075	58
Admiral Group PLC	2,489	54
Aggreko PLC	2,647	60
Anglo American PLC	8,609	124
ARM Holdings PLC	7,811	127
Ashtead Group PLC	4,496	78
Associated British Foods PLC	435	20
AstraZeneca PLC	6,973	440
Aviva PLC	31,142	241
Babcock International Group PLC	5,813	99
BAE Systems PLC	13,669	97
Barclays PLC	82,162	336
BG Group PLC	3,981	66
BHP Billiton PLC	11,882	233
BP PLC	21,549	142
British American Tobacco PLC	2,250	121
BT Group PLC	51,381	363
Bunzl PLC	4,472	122
Burberry Group PLC	4,576	113
Capita PLC	2,599	51
Centrica PLC	41,345	171
Compass Group PLC	8,222	136
Croda International PLC	2,260	98
Diageo PLC	3,086	89
Direct Line Insurance Group PLC	9,495	50
	Shares	Value (000)
Dixons Carphone PLC	7,021	$50
Experian PLC	6,662	121
G4S PLC	12,388	52
GKN PLC	16,721	88
GlaxoSmithKline PLC	28,740	597
Glencore PLC (a)	64,016	257
Hargreaves Lansdown PLC	4,835	88
HSBC Holdings PLC	102,935	922
Imperial Tobacco Group PLC	1,226	59
Indivior PLC (a)	800	3
Inmarsat PLC	4,991	72
Intertek Group PLC	1,183	46
ITV PLC	21,464	89
J Sainsbury PLC	16,085	67
Johnson Matthey PLC	2,719	130
Kingfisher PLC	8,580	47
Land Securities Group PLC REIT	4,544	86
Legal & General Group PLC	52,368	205
Lloyds Banking Group PLC	354,215	474
London Stock Exchange Group PLC	3,601	134
Lonmin PLC (a)	562	1
Marks & Spencer Group PLC	11,257	95
Melrose Industries PLC	17,060	66
National Grid PLC	29,049	373
Next PLC	1,381	162
Old Mutual PLC	36,629	116
Pearson PLC	4,038	76
Prudential PLC	18,468	445
Randgold Resources Ltd.	664	45
Reckitt Benckiser Group PLC	800	69
Reed Elsevier PLC	10,301	167
Rio Tinto PLC	7,360	302
Rolls-Royce Holdings PLC (a)	10,779	147
Royal Bank of Scotland Group PLC (a)	21,939	121
Royal Dutch Shell PLC, Class A	7,411	208
RSA Insurance Group PLC	9,644	60
Schroders PLC	2,394	119
Severn Trent PLC	5,957	195
Shire PLC	3,092	248
Signet Jewelers Ltd.	6,400	821
Sky PLC	9,486	155
Smiths Group PLC	7,251	129
Sports Direct International PLC (a)	4,037	46
SSE PLC	7,306	176
Standard Chartered PLC	13,165	211
Standard Life PLC	15,012	105
Tesco PLC	47,709	159
Travis Perkins PLC	4,193	139
Tullow Oil PLC	1,439	8
Unilever PLC	1,617	69
United Utilities Group PLC	9,354	131
Verizon Communications, Inc.	1,444	67
Vodafone Group PLC	152,486	551

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Weir Group PLC (The)	2,345	$63
Whitbread PLC	346	27
WM Morrison Supermarkets PLC	27,529	78
Wolseley PLC	3,983	254
WPP PLC	9,552	214
		13,494
United States (8.8%)
AAON, Inc.	2,000	45
Aaron's, Inc.	2,500	91
Abaxis, Inc.	1,700	88
Actuant Corp., Class A	3,700	85
Acuity Brands, Inc.	500	90
Advance Auto Parts, Inc.	600	96
Aflac, Inc.	32,900	2,046
Alexander & Baldwin, Inc.	2,100	83
Allegion PLC	1,400	84
American Vanguard Corp.	1,800	25
AMETEK, Inc.	1,600	88
Analogic Corp.	1,000	79
ArcBest Corp.	2,500	79
Balchem Corp.	1,300	72
Ball Corp.	1,200	84
Bed Bath & Beyond, Inc. (a)	12,100	835
Belden, Inc.	1,000	81
Best Buy Co., Inc.	24,900	812
Bloomin' Brands, Inc.	8,700	186
Cabot Oil & Gas Corp.	2,600	82
California Resources Corp.	11,200	68
Callaway Golf Co.	5,800	52
Cantel Medical Corp.	1,600	86
Carter's, Inc.	3,700	393
Cash America International, Inc.	2,300	60
Celadon Group, Inc.	3,800	79
Charles Schwab Corp. (The)	2,600	85
Chemed Corp.	700	92
Cigna Corp.	600	97
Cimarex Energy Co.	700	77
CIRCOR International, Inc.	1,100	60
Citigroup, Inc.	1,600	88
Cooper Cos., Inc. (The)	500	89
CR Bard, Inc.	500	85
CST Brands, Inc.	2,200	86
Cubic Corp.	1,800	86
Curtiss-Wright Corp.	1,200	87
Danaher Corp.	1,000	86
Darden Restaurants, Inc.	8,900	633
Deltic Timber Corp.	200	14
DENTSPLY International, Inc.	1,700	88
Dollar General Corp.	20,900	1,625
Dollar Tree, Inc. (a)	14,600	1,153
Eagle Materials, Inc.	1,100	84
EMCOR Group, Inc.	1,900	91
	Shares	Value (000)
Encore Wire Corp.	700	$31
Energen Corp.	1,200	82
Ensign Group, Inc. (The)	1,700	87
EQT Corp.	1,000	81
Expedia, Inc.	800	87
Fair Isaac Corp.	1,000	91
Family Dollar Stores, Inc.	8,100	638
FedEx Corp.	500	85
Financial Engines, Inc.	2,000	85
G-III Apparel Group Ltd. (a)	3,200	225
Gap, Inc. (The)	29,500	1,126
Global Payments, Inc.	800	83
Goodyear Tire & Rubber Co. (The)	2,800	84
H&R Block, Inc.	19,100	566
Hanesbrands, Inc.	28,100	936
Heartland Express, Inc.	4,100	83
Heartland Payment Systems, Inc.	1,600	86
Humana, Inc.	400	77
IMI PLC	2,369	42
Interface, Inc.	4,000	100
International Speedway Corp., Class A	1,500	55
Invacare Corp.	2,200	48
Jones Lang LaSalle, Inc.	500	85
KB Home	6,000	100
Kohl's Corp.	13,800	864
L Brands, Inc.	20,700	1,775
Landstar System, Inc.	1,300	87
Lennar Corp., Class A	1,900	97
Lincoln National Corp.	19,100	1,131
Lithia Motors, Inc., Class A	800	91
Loews Corp.	2,200	85
Macy's, Inc.	23,900	1,613
Marriott International, Inc., Class A	19,500	1,451
Mastercard, Inc., Class A	900	84
MAXIMUS, Inc.	1,400	92
McKesson Corp.	400	90
Men's Wearhouse, Inc. (The)	3,400	218
Methode Electronics, Inc.	1,800	49
MetLife, Inc.	84,100	4,709
Minerals Technologies, Inc.	1,300	89
Newmont Mining Corp.	3,400	79
Nordstrom, Inc.	13,500	1,006
Olympic Steel, Inc.	1,900	33
Peabody Energy Corp.	27,700	61
PerkinElmer, Inc.	1,700	89
Perrigo Co., PLC	500	92
Pioneer Natural Resources Co.	600	83
Precision Castparts Corp.	400	80
Principal Financial Group, Inc.	20,700	1,062
PrivateBancorp, Inc.	2,200	88
Prudential Financial, Inc.	34,200	2,993
PVH Corp.	800	92
QEP Resources, Inc.	4,700	87
Range Resources Corp.	1,600	79

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	Shares	Value (000)
United States (cont'd)
Roper Industries, Inc.	500	$86
Ross Stores, Inc.	28,700	1,395
Ryland Group, Inc. (The)	2,100	97
Sigma-Aldrich Corp.	600	84
Skyworks Solutions, Inc.	800	83
SM Energy Co.	1,800	83
Sonic Automotive, Inc., Class A	3,200	76
Southwest Airlines Co.	2,300	76
Standex International Corp.	600	48
Steven Madden Ltd. (a)	4,400	188
Stewart Information Services Corp.	900	36
SYNNEX Corp.	1,100	81
Talmer Bancorp, Inc., Class A	3,500	59
Target Corp.	44,800	3,657
Textron, Inc.	2,000	89
Thermo Fisher Scientific, Inc.	700	91
Titan International, Inc.	4,400	47
TJX Cos., Inc. (The)	48,200	3,189
Torchmark Corp.	9,600	559
Towers Watson & Co., Class A	600	75
Tractor Supply Co.	1,000	90
Triumph Group, Inc.	1,300	86
Twenty-First Century Fox, Inc., Class B	161	5
UniFirst Corp.	700	78
Universal Health Services, Inc., Class B	700	99
Unum Group	18,900	676
Urban Outfitters, Inc. (a)	9,100	318
Visa, Inc., Class A	1,300	87
Vulcan Materials Co.	1,000	84
Wabtec Corp.	900	85
Werner Enterprises, Inc.	3,100	81
Williams-Sonoma, Inc.	6,500	535
Woodward, Inc.	1,700	93
World Fuel Services Corp.	1,800	86
Zions Bancorporation	2,800	89
Zoetis, Inc.	1,800	87
		46,665
Total Common Stocks (Cost $215,971)		211,951
Participation Note (1.8%)
United States (1.8%)
BNP Paribas SA, Equity Linked Notes, expires 6/1/16 (a) (Cost $10,200)	102,000	9,745
Investment Company (0.0%)
United States (0.0%)
SPDR S&P 500 ETF Trust (Cost $50)	303	62
	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (a)	1,077	1
Safeway PDC, LLC CVR (a)	1,077	—	@
Total Rights (Cost $1)		1
	Face Amount (000)		Value (000)
Fixed Income Securities (20.7%)
Brazil (2.9%)
Sovereign (2.9%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	BRL	57,830	$15,194
Greece (0.6%)
Sovereign (0.6%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 - 2/24/42 (d)	EUR	7,640	3,365
U.S. Treasury Security (17.2%)
United States (17.2%)
U.S. Treasury Inflation Indexed Bond, 0.25%, 1/15/25 (Cost $93,103)		$93,173	91,535
Total Fixed Income Securities (Cost $114,637)			110,094
	Shares
Short-Term Investments (38.0%)
Investment Company (33.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $180,310)		180,310,048	180,310
	Face Amount (000)
U.S. Treasury Security (4.2%)
U.S. Treasury Bill, 0.09%, 12/10/15 (e)(f) (Cost $22,550)		$22,559	22,555
Total Short-Term Investments (Cost $202,860)			202,865
Total Investments (100.2%) (Cost $543,719) (g)			534,718
Liabilities in Excess of Other Assets (-0.2%)			(890)
Net Assets (100.0%)			$533,828

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security has been deemed illiquid at June 30, 2015.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.

(e)  Rate shown is the yield to maturity at June 30, 2015.

(f)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

@  Value is less than $500.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SPDR  Standard & Poor's Depository Receipt.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	28,527	$31,812	7/23/15	USD	32,063	$32,063	$251
Bank of America NA	PLN	743	197	7/23/15	USD	201	201	4
Bank of America NA	USD	7,433	7,433	7/23/15	EUR	6,665	7,433	(— @)
Bank of America NA	USD	16,105	16,105	7/23/15	GBP	10,309	16,197	92
Bank of America NA	USD	1,707	1,707	7/23/15	GBP	1,085	1,705	(2)
Bank of Montreal	AUD	20,632	15,900	7/23/15	USD	15,967	15,967	67
Bank of Montreal	NZD	24,012	16,241	7/23/15	USD	16,700	16,700	459
Bank of Montreal	TRY	2,370	878	7/23/15	USD	857	857	(21)
Bank of Montreal	USD	100	100	7/23/15	CAD	124	99	(1)
Bank of Montreal	USD	378	378	7/23/15	MXN	5,852	371	(7)
Bank of Montreal	USD	778	778	7/23/15	TRY	2,095	777	(1)
Bank of New York Mellon	USD	9,037	9,037	7/23/15	EUR	7,938	8,852	(185)
Bank of New York Mellon	USD	8,094	8,094	7/23/15	JPY	997,266	8,150	56
Barclays Bank PLC	AUD	9,230	7,113	7/23/15	USD	7,144	7,144	31
Barclays Bank PLC	BRL	13,342	4,259	7/23/15	USD	4,259	4,259	(— @)
Barclays Bank PLC	CLP	483,879	755	7/23/15	USD	764	764	9
Barclays Bank PLC	EUR	19,891	22,181	7/23/15	USD	22,357	22,357	176
Barclays Bank PLC	GBP	462	726	7/23/15	USD	727	727	1
Barclays Bank PLC	USD	4,607	4,607	7/23/15	BRL	14,706	4,695	88
Barclays Bank PLC	USD	4,819	4,819	7/23/15	GBP	3,085	4,846	27
Barclays Bank PLC	USD	420	420	7/23/15	SGD	565	419	(1)
Citibank NA	EUR	9,814	10,944	7/23/15	USD	11,031	11,031	87
Citibank NA	EUR	492	549	7/23/15	USD	551	551	2
Citibank NA	IDR	22,496,299	1,681	7/23/15	USD	1,678	1,678	(3)
Citibank NA	THB	534,378	15,810	7/23/15	USD	15,812	15,812	2
Citibank NA	USD	1,522	1,522	7/23/15	IDR	20,382,168	1,522	— @
Citibank NA	USD	5,425	5,425	7/23/15	INR	346,207	5,414	(11)
Citibank NA	USD	1,653	1,653	7/23/15	MYR	6,249	1,654	1
Citibank NA	USD	1,828	1,828	7/23/15	THB	61,801	1,829	1
Commonwealth Bank of Australia	AUD	37,864	29,180	7/23/15	USD	29,306	29,306	126
Commonwealth Bank of Australia	USD	2,031	2,031	7/23/15	AUD	2,646	2,039	8
Credit Suisse International	NZD	8,021	5,425	7/23/15	USD	5,579	5,579	154
Credit Suisse International	NZD	753	509	7/23/15	USD	508	508	(1)
Deutsche Bank AG	HKD	86,143	11,113	7/23/15	USD	11,109	11,109	(4)
Deutsche Bank AG	HUF	44,905	159	7/23/15	USD	162	162	3
Deutsche Bank AG	ILS	94	25	7/23/15	USD	25	25	(— @)
Deutsche Bank AG	JPY	628,108	5,133	7/23/15	USD	5,091	5,091	(42)
Deutsche Bank AG	MYR	7,056	1,867	7/23/15	USD	1,881	1,881	14
Deutsche Bank AG	PLN	2,513	668	7/23/15	USD	680	680	12
Deutsche Bank AG	USD	9,217	9,217	7/23/15	HKD	71,445	9,217	(— @)
Goldman Sachs International	HKD	18,859	2,433	7/23/15	USD	2,432	2,432	(1)
Goldman Sachs International	USD	2,030	2,030	7/23/15	EUR	1,810	2,019	(11)
Goldman Sachs International	USD	2,368	2,368	7/23/15	HKD	18,354	2,368	(— @)
JPMorgan Chase Bank NA	KRW	19,973,541	17,898	7/23/15	USD	17,894	17,894	(4)
JPMorgan Chase Bank NA	KRW	3,953,563	3,543	7/23/15	USD	3,534	3,534	(9)
JPMorgan Chase Bank NA	RUB	120,054	2,159	7/23/15	USD	2,141	2,141	(18)
JPMorgan Chase Bank NA	USD	321	321	7/23/15	INR	20,677	323	2
JPMorgan Chase Bank NA	USD	3,080	3,080	7/23/15	RUB	170,923	3,073	(7)
JPMorgan Chase Bank NA	USD	1,338	1,338	7/23/15	TWD	41,363	1,341	3
State Street Bank and Trust Co.	EUR	1,483	1,654	7/23/15	USD	1,667	1,667	13
State Street Bank and Trust Co.	JPY	1,021,727	8,351	7/23/15	USD	8,282	8,282	(69)
State Street Bank and Trust Co.	JPY	299,890	2,451	7/23/15	USD	2,454	2,454	3
State Street Bank and Trust Co.	SEK	2,330	281	7/23/15	USD	284	284	3
State Street Bank and Trust Co.	THB	287,179	8,497	7/23/15	USD	8,494	8,494	(3)
State Street Bank and Trust Co.	USD	1,230	1,230	7/23/15	GBP	788	1,237	7
State Street Bank and Trust Co.	USD	225	225	7/23/15	MXN	3,487	221	(4)
UBS AG	CHF	9,711	10,394	7/23/15	USD	10,438	10,438	44
UBS AG	CHF	486	519	7/23/15	USD	517	517	(2)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	CHF	1,040	$1,113	7/23/15	USD	1,112	$1,112	$(1)
UBS AG	EUR	33,172	36,992	7/23/15	USD	37,283	37,283	291
UBS AG	USD	5,425	5,425	7/23/15	INR	347,071	5,428	3
UBS AG	USD	522	522	7/23/15	MXN	8,079	513	(9)
UBS AG	USD	1,580	1,580	7/23/15	ZAR	19,703	1,614	34
UBS AG	ZAR	11,440	937	7/23/15	USD	938	938	1
Citibank NA	CNY	36,293	5,741	5/19/16	USD	5,816	5,816	75
Citibank NA	CNY	106,316	16,817	5/19/16	USD	17,034	17,034	217
Deutsche Bank AG	CNY	70,878	11,211	5/19/16	USD	11,358	11,358	147
			$407,389				$409,486	$2,097

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Brent Crude Futures (United Kingdom)	163	$10,717	Nov-15	$508
Euro Stoxx 50 Index (Germany)	75	2,873	Sep-15	(13)
MSCI Emerging Market E Mini (United States)	123	5,900	Sep-15	13
NIKKEI 225 Index (Japan)	272	22,458	Sep-15	(283)
S&P 500 E MINI Index (United States)	206	21,161	Sep-15	(510)
SGX S&P CNX Nifty (Singapore)	648	10,867	Jul-15	112
Short:
FTSE 100 Index (United Kingdom)	25	(2,551)	Sep-15	(1)
FTSE China A50 Index (Singapore)	1,360	(16,877)	Jul-15	(332)
SPI 200 Index (Australia)	6	(625)	Sep-15	1
U.S. Treasury 10 yr. Note (United States)	580	(73,180)	Sep-15	(714)
U.S. Treasury Long Bond (United States)	122	(18,403)	Sep-15	(178)
				$(1,397)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Goldman Sachs International People's Republic of China	Buy	$382	1.00%	6/20/20	$	(— @)	$(2)	$(2)	AA-
Goldman Sachs International People's Republic of China	Buy	1,178	1.00	6/20/20		(2)	(6)	(8)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy	1,797	1.00	6/20/20		— @	(11)	(11)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy	3,545	1.00	6/20/20		(3)	(19)	(22)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy	2,132	1.00	6/20/20		(2)	(11)	(13)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy	731	1.00	6/20/20		(1)	(4)	(5)	AA-
Morgan Stanley & Co., LLC* CDX.NA.IG.24	Buy	160,740	1.00	6/20/20		(2,533)	200	(2,333)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.24	Buy	63,390	5.00	6/20/20		(4,058)	12	(4,046)	NR
		$233,895				$(6,599)	$159	$(6,440)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.93%	6/29/17	$194,085	$(176)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.95	6/10/17	104,330	(206)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.97	6/9/17	243,400	(565)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.56	4/13/20	113,984	589
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.64	5/5/20	57,965	139
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	5/28/20	58,005	(9)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	7/1/20	35,525	(30)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	7/1/20	35,525	(24)
						$(282)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$9,072	3 Month USD LIBOR minus 0.24%	Pay	2/19/16	$477
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	3,005	3 Month USD LIBOR minus 0.24%	Pay	2/19/16	158
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	6,022	3 Month USD LIBOR minus 0.24%	Pay	2/19/16	317
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	6,139	3 Month USD LIBOR minus 0.24%	Pay	2/19/16	323
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	1,537	3 Month USD LIBOR minus 0.25%	Pay	2/19/16	101
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	333	3 Month USD LIBOR minus 0.25%	Pay	2/19/16	22
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	666	3 Month USD LIBOR minus 0.25%	Pay	2/19/16	44
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	674	3 Month USD LIBOR minus 0.25%	Pay	2/19/16	44
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	5,753	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	44
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	3,801	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	(1)
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	710	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	20
Bank of America NA	MSCI U.S. REIT Index	4,512	3 Month USD LIBOR plus 0.12%	Pay	7/5/16	26
Bank of America NA	MSCI U.S. REIT Index	9,024	3 Month USD LIBOR plus 0.12%	Pay	7/5/16	13

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Total Return Swap Agreements (cont'd):

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Elevators Index††	$5,978	3 Month USD LIBOR minus 0.20%	Pay	4/2/16	$258
Citibank NA	S&P 500 Consumer Staples Index	42,124	3 Month USD LIBOR minus 0.17%	Pay	6/9/16	(224)
Citibank NA	Citi Copper Miners Index††	2,780	3 Month USD LIBOR minus 0.095%	Pay	6/13/16	148
Deutsche Bank AG	DB Global Machinery Index††	9,516	3 Month USD LIBOR minus 0.35%	Pay	11/5/15	410
Deutsche Bank AG	DB Global Machinery Index††	1,403	3 Month USD LIBOR minus 0.35%	Pay	11/5/15	60
Deutsche Bank AG	DB Global Machinery Index††	2,420	3 Month USD LIBOR minus 0.35%	Pay	11/5/15	103
Goldman Sachs International	GS Auto Components Index††	8,584	3 Month USD LIBOR minus 0.25%	Pay	12/12/15	291
Goldman Sachs International	GS China Exposed Autos Index††	12,312	3 Month USD LIBOR minus 0.10%	Pay	5/26/16	826
Goldman Sachs International	GS China Exposed Autos Index††	27,671	3 Month USD LIBOR minus 0.10%	Pay	5/26/16	127
JPMorgan Chase Bank NA	JPM Aerospace Index††	10,267	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	504
JPMorgan Chase Bank NA	JPM Aerospace Index††	3,485	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	171
JPMorgan Chase Bank NA	JPM Aerospace Index††	3,662	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	180
JPMorgan Chase Bank NA	JPM Aerospace Index††	6,714	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	329
JPMorgan Chase Bank NA	JPM Aerospace Index††	946	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	46
JPMorgan Chase Bank NA	JPM Aerospace Index††	3,683	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	181
JPMorgan Chase Bank NA	JPM Aerospace Index††	2,344	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	115
JPMorgan Chase Bank NA	JPM Aerospace Index††	10,213	3 Month USD LIBOR minus 0.26%	Pay	9/2/15	501
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	850	3 Month USD LIBOR minus 0.245%	Pay	11/4/15	11
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	2,097	3 Month USD LIBOR minus 0.245%	Pay	11/4/15	32
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	2,571	3 Month USD LIBOR minus 0.245%	Pay	11/4/15	39
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	8,651	3 Month USD LIBOR minus 0.245%	Pay	11/5/15	135
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	5,619	3 Month USD LIBOR minus 0.025%	Pay	4/9/16	(290)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	6,061	3 Month USD LIBOR minus 2.50%	Pay	4/9/16	(430)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	1,515	3 Month USD LIBOR minus 0.025%	Pay	4/9/16	(94)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	6,337	3 Month USD LIBOR minus 0.05%	Pay	4/18/16	(333)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Dividend Basket Index††	8,346	3 Month USD LIBOR minus 0.18%	Pay	6/13/16	104
						$4,788

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with Barclays Elevators Index as of June 30, 2015.

Security Description	Index Weight
Barclays Elevators Index
Fujitec Co., Ltd.	2.37%
Kone Oyj	37.35
Schindler Holding AG	25.86
United Technologies Corp.	34.42
100.00%

The following table represents the equity basket holdings underlying the total return swap with Citi Copper Miners Index as of June 30, 2015.

Security Description	Index Weight
Citi Copper Miners Index
Antofagasta PLC	7.44%
Aurubis AG	3.39
Boliden AB	8.79
Freeport-McMoRan, Inc.	32.75
Glencore PLC	24.30
Jiangxi Copper Co., Ltd.	3.74
KAZ Minerals PLC	1.59
KGHM Polska Miedz SA	6.93
MMG Ltd.	1.07
OZ Minerals Ltd.	1.64
Southern Copper Corp.	8.36
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Global Machinery Index as of June 30, 2015.

Security Description	Index Weight
DB Global Machinery Index
Alfa Laval AB	2.46%
Atlas Copco AB	4.03
Atlas Copco AB	7.78
CNH Industrial N.V.	3.72
Daewoo Shipbuilding & Marine Engineering	0.69
Doosan Infracore Co., Ltd.	0.54
GEA Group AG	3.19
Hino Motors Ltd.	1.28
Hitachi Construction Machinery Co., Ltd.	0.75
Hiwin Technologies Corp.	0.63
Hyundai Heavy Industries Co., Ltd.	2.43
Hyundai Mipo Dockyard Co., Ltd.	0.42
IMI PLC	2.23
JTEKT Corp.	1.62
Kawasaki Heavy Industries Ltd.	2.60
Komatsu Ltd.	7.36
Kone Oyj	4.93
Kubota Corp.	6.66
MAN SE	1.51
Melrose Industries PLC	1.85
Metso Oyj	1.50
NGK Insulators Ltd.	3.25
Samsung Heavy Industries Co., Ltd.	1.06
Sandvik AB	5.39
Schindler Holding AG	1.50
Schindler Holding AG	3.15
Security Description	Index Weight
DB Global Machinery Index (cont'd)
Sembcorp Marine Ltd.	0.78%
SMC Corp.	6.29
Sulzer AG	1.15
Sumitomo Heavy Industries Ltd.	1.22
United Tractors Tbk PT	1.27
Vallourec SA	1.06
Volvo AB	7.97
Wartsila Oyj	3.01
Weichai Power Co., Ltd.	0.69
Weir Group PLC (The)	2.73
Yangzijiang Shipbuilding Holdings Ltd.	0.85
Zoomlion Heavy Industry Science & Tech	0.45
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Auto Components Index as of June 30, 2015.

Security Description	Index Weight
GS Auto Components Index
Aisin Seiki Co., Ltd.	2.70%
Autoliv, Inc.	3.59
BorgWarner, Inc.	4.29
Bridgestone Corp.	7.98
Cheng Shin Rubber Industry Co., Ltd.	1.18
Cie Generale des Etablissements Michelin	6.47
Continental AG	8.61
Delphi Automotive PLC	8.44
Denso Corp.	8.03
GKN PLC	2.86
Halla Visteon Climate Control Corp.	0.43
Hankook Tire Co., Ltd.	0.92
Hyundai Mobis Co., Ltd.	4.27
Hyundai Wia Corp.	0.50
Johnson Controls, Inc.	10.92
Koito Manufacturing Co., Ltd.	1.25
Magna International, Inc.	7.89
NGK Spark Plug Co., Ltd.	1.64
NHK Spring Co., Ltd.	0.58
NOK Corp.	0.98
Nokian Renkaat Oyj	1.18
Pirelli & C. SpA	1.33
Stanley Electric Co., Ltd.	0.99
Sumitomo Electric Industries Ltd.	3.88
Sumitomo Rubber Industries Ltd.	0.88
Toyoda Gosei Co., Ltd.	0.52
Toyota Industries Corp.	3.08
Valeo SA	3.93
Yokohama Rubber Co., Ltd (The)	0.68
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS China Exposed Autos Index as of June 30, 2015.

Security Description	Index Weight
GS China Exposed Autos Index
Bayerische Motoren Werke AG	11.74%
Daimler AG	27.35
Ford Motor Co.	17.40
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Index Weight
GS China Exposed Autos Index (cont'd)
General Motors Co.	13.70%
Hyundai Motor Co.	6.29
Kia Motors Corp.	3.60
Nissan Motor Co., Ltd.	8.29
Volkswagen AG	11.63
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of June 30, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group SE	14.04%
B/E Aerospace, Inc.	1.75
Boeing Co. (The)	32.67
Bombardier, Inc.	0.97
KLX, Inc.	0.70
Precision Castparts Corp.	9.90
Rolls-Royce Holdings PLC	7.28
Safran SA	7.89
Textron, Inc.	5.36
Thales SA	2.29
TransDigm Group, Inc.	3.63
United Technologies Corp.	10.89
Zodiac Aerospace	2.63
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Machinery Index as of June 30, 2015.

Security Description	Index Weight
JPM U.S. Machinery Index
AGCO Corp.	2.00%
Caterpillar, Inc.	21.72
Cummins, Inc.	9.23
Deere & Co.	12.75
Dover Corp.	4.68
Flowserve Corp.	2.81
Illinois Tool Works, Inc.	13.85
Ingersoll-Rand PLC	7.27
Joy Global, Inc.	1.50
PACCAR, Inc.	8.92
Parker-Hannifin Corp.	6.47
Pentair PLC	5.17
SPX Corp.	1.08
Xylem, Inc.	2.55
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase U.S. Refiners Index as of June 30, 2015.

Security Description	Index Weight
JPMorgan Chase U.S. Refiners Index
Delek U.S. Holdings, Inc.	1.30%
Holly Frontier Corp.	6.96
Marathon Petroleum Corp.	20.15
PBF Energy, Inc.	2.70
Security Description	Index Weight
JPMorgan Chase U.S. Refiners Index (cont'd)
Phillips 66	23.57%
Tesoro Corp.	15.05
Valero Energy Corp.	27.16
Western Refining, Inc.	3.11
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase U.S. Dividend Basket Index as of June 30, 2015.

Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index
AbbVie, Inc.	0.53%
Abercrombie & Fitch Co.	0.49
Acadia Realty Trust	0.50
AES Corp.	0.54
Alexandria Real Estate Equities, Inc.	0.50
ALLETE, Inc.	0.50
Alliant Energy Corp.	0.52
American Campus Communities, Inc.	0.51
American Eagle Outfitters, Inc.	0.54
American Electric Power Co., Inc.	0.51
American Financial Group, Inc.	0.54
Apartment Investment & Management Co.	0.53
Arthur J Gallagher & Co.	0.52
Associated Estates Realty Corp.	0.53
Atmos Energy Corp.	0.52
Atwood Oceanic's, Inc.	0.47
AvalonBay Communities, Inc.	0.52
Avon Products, Inc.	0.52
Bank of Hawaii Corp.	0.55
Baxter International, Inc.	0.57
Black Hills Corp	0.50
Brady Corp.	0.53
Brookline Bancorp, Inc.	0.31
Brooks Automation, Inc.	0.33
CA, Inc.	0.52
Camden Property Trust	0.53
Caterpillar, Inc.	0.53
Cato Corp. (The)	0.55
CDI Corp.	0.09
Cedar Realty Trust, Inc.	0.38
Cincinnati Financial Corp.	0.52
Cisco Systems, Inc.	0.51
City Holding Co.	0.28
Cleco Corp.	0.53
CMS Energy Corp.	0.52
Coach, Inc.	0.51
Coca-Cola Co.	0.51
Commercial Metals Co.	0.52
Community Bank System, Inc.	0.46
Compass Minerals International, Inc.	0.50
Comtech Telecommunications Corp.	0.30
CoreSite Realty Corp.	0.51
Cousins Properties, Inc.	0.53
Crown Castle International Corp.	0.51
CVB Financial Corp.	0.56
Cypress Semiconductor Corp.	0.47

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index (cont'd)
Daktronics, Inc.	0.47%
Darden Restaurants, Inc.	0.58
Denbury Resources, Inc.	0.48
Diamond Rock Hospitality Co.	0.52
Diebold, Inc.	0.52
Dime Community Bancshares, Inc.	0.30
Dine Equity, Inc.	0.53
Dominion Resources, Inc.	0.52
Domtar Corp.	0.50
Douglas Emmett, Inc.	0.50
Dow Chemical Co. (The)	0.51
DTE Energy Co.	0.51
Duke Realty Corp.	0.51
East Group Properties, Inc.	0.53
Eaton Corp PLC	0.50
Edison International	0.50
El Paso Electric Co.	0.52
Emerson Electric Co.	0.50
Equity One, Inc.	0.51
Equity Residential	0.52
Eversource Energy	0.51
Exelon Corp.	0.50
Exxon Mobil Corp.	0.52
Federated Investors, Inc.	0.51
First Commonwealth Financial Corp.	0.51
First Financial Bancorp	0.40
First Merit Corp.	0.55
First Niagara Financial Group, Inc.	0.55
FNB Corp. (The)	0.56
Ford Motor Co.	0.53
General Cable Corp.	0.50
General Electric Co.	0.52
General Mills, Inc.	0.54
General Motors Co.	0.50
Great Plains Energy, Inc.	0.51
Gulf Island Fabrication, Inc.	0.17
Hancock Holding Co.	0.56
Hawaiian Electric Industries, Inc.	0.51
Helmerich & Payne, Inc.	0.52
Highwoods Properties, Inc.	0.51
Home Properties, Inc.	0.52
Horace Mann Educators Corp.	0.56
Host Hotels & Resorts, Inc.	0.53
IDACORP, Inc.	0.52
Innophos Holdings, Inc.	0.53
Intel Corp.	0.50
International Paper Co.	0.49
Intersil Corp.	0.50
Kellogg Co.	0.53
Kimberly-Clark Corp.	0.52
Kimco Realty Corp.	0.51
Kite Realty Group Trust	0.48
KLA-Tencor Corp.	0.52
Koppers Holdings, Inc.	0.50
Laclede Group, Inc. (The)	0.52
Landauer, Inc.	0.27
LaSalle Hotel Properties	0.52
Leidos Holdings, Inc.	0.50
Lexmark International, Inc.	0.53
Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index (cont'd)
Lockheed Martin Corp.	0.51%
Lumos Networks Corp.	0.26
Macerich Co. (The)	0.49
Mack-Cali Realty Corp.	0.56
ManTech International Corp.	0.54
Marathon Oil Corp.	0.53
McDonald's Corp.	0.53
MDC Holdings, Inc.	0.57
MDU Resources Group, Inc.	0.51
Merck & Co, Inc.	0.51
Meredith Corp.	0.52
Microchip Technology, Inc.	0.53
Mid-America Apartment Communities, Inc.	0.51
Murphy Oil Corp.	0.52
Myers Industries, Inc.	0.21
National Oilwell Varco, Inc.	0.52
National Penn Bancshares, Inc.	0.55
Navient Corp.	0.51
NBT Bancorp, Inc.	0.31
New Jersey Resources Corp.	0.51
Next Era Energy, Inc.	0.52
NIC, Inc.	0.38
Northwestern Corp.	0.51
Nucor Corp.	0.47
Nutrisystem, Inc.	0.54
Occidental Petroleum Corp.	0.53
OFG Bancorp	0.43
OGE Energy Corp.	0.51
Old National Bancorp	0.55
ONE Gas, Inc.	0.54
Owens & Minor, Inc.	0.54
PACCAR, Inc.	0.53
Packaging Corp of America	0.49
Paychex, Inc.	0.51
Pennsylvania Real Estate Investment Trust	0.50
Pepco Holdings, Inc.	0.53
Pet Med Express, Inc.	0.41
Pfizer, Inc.	0.52
PG&E Corp.	0.50
Piedmont Natural Gas Co, Inc.	0.51
Pinnacle West Capital Corp.	0.51
Pitney Bowes, Inc.	0.51
PNM Resources, Inc.	0.51
Post Properties, Inc.	0.51
Potlatch Corp.	0.52
Procter & Gamble Co. (The)	0.53
Prologis, Inc.	0.49
Provident Financial Services, Inc.	0.36
Public Service Enterprise Group, Inc.	0.51
Public Storage	0.51
Questar Corp.	0.51
Rayonier, Inc.	0.53
Regency Centers Corp.	0.50
Rent-A-Center, Inc.	0.47
Reynolds American, Inc.	0.70
Saul Centers, Inc.	0.27
Schweitzer-Mauduit International, Inc.	0.52
Scotts Miracle-Gro Co. (The)	0.52
Seagate Technology PLC	0.46

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index (cont'd)
Simon Property Group, Inc.	0.51%
Sonoco Products Co.	0.51
South Jersey Industries, Inc.	0.51
Southside Bancshares, Inc.	0.39
Sovran Self Storage, Inc.	0.52
Spok Holdings, Inc.	0.31
Stage Stores, Inc.	0.55
Staples, Inc.	0.49
Summit Hotel Properties, Inc.	0.52
Superior Industries International, Inc.	0.20
Sysco Corp.	0.51
Tanger Factory Outlet Centers, Inc.	0.50
Taubman Centers, Inc.	0.50
Tessera Technologies, Inc.	0.52
Time, Inc.	0.52
Tompkins Financial Corp.	0.21
TrustCo Bank Corp.	0.17
Trustmark Corp.	0.54
Tupperware Brands Corp.	0.52
UDR, Inc.	0.53
UIL Holdings Corp.	0.49
Umpqua Holdings Corp.	0.53
United Bankshares, Inc.	0.56
United Parcel Service, Inc.	0.52
Universal Corp.	0.58
Urban Edge Properties	0.50
Vectren Corp.	0.50
Waddell & Reed Financial, Inc.	0.53
Waste Management, Inc.	0.50
WEC Energy Group, Inc.	0.90
Weingarten Realty Investors	0.52
Westamerica Bancorporation	0.57
Westar Energy, Inc.	0.52
Western Refining, Inc.	0.55
Western Union Co. (The)	0.49
Weyerhaeuser Co.	0.53
WGL Holdings, Inc.	0.52
Xcel Energy, Inc.	0.52
100.00%

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNY  —  Chinese Yuan Renminbi

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	39.7%
Short-Term Investments	37.9
Fixed Income Securities	20.6
Other**	1.8
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $185,612,000 with net unrealized depreciation of approximately $1,397,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $2,097,000 and does not include open swap agreements with net unrealized appreciation of approximately $4,665,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Multi-Asset Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $363,409)	$354,408
Investment in Security of Affiliated Issuer, at Value (Cost $180,310)	180,310
Total Investments in Securities, at Value (Cost $543,719)	534,718
Foreign Currency, at Value (Cost $383)	461
Cash	—	@
Unrealized Appreciation on Swap Agreements	6,160
Receivable for Variation Margin on Futures Contracts	5,121
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	2,514
Receivable for Investments Sold	1,119
Interest Receivable	1,104
Receivable for Portfolio Shares Sold	297
Dividends Receivable	247
Tax Reclaim Receivable	144
Receivable from Affiliate	29
Premium Paid on Open Swap Agreements	—	@
Other Assets	103
Total Assets	552,017
Liabilities:
Payable for Investments Purchased	13,167
Unrealized Depreciation on Swap Agreements	1,425
Payable for Advisory Fees	1,166
Payable for Portfolio Shares Redeemed	1,145
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	417
Payable for Swap Agreements Termination	387
Due to Broker	260
Payable for Custodian Fees	92
Payable for Administration Fees	36
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class L	19
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Variation Margin on Swap Agreements	24
Payable for Professional Fees	19
Premium Received on Open Swap Agreements	8
Payable for Sub Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	10
Total Liabilities	18,189
Net Assets	$533,828
Net Assets Consist Of:
Paid-in-Capital	$582,509
Accumulated Undistributed Net Investment Income	5,351
Accumulated Net Realized Loss	(50,469)
Unrealized Appreciation (Depreciation) on:
Investments	(9,001)
Futures Contracts	(1,397)
Swap Agreements	4,665
Foreign Currency Forward Exchange Contracts	2,097
Foreign Currency Translations	73
Net Assets	$533,828

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Multi-Asset Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$457,515
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	42,330,509
Net Asset Value, Offering and Redemption Price Per Share	$10.81
CLASS A:
Net Assets	$46,667
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,345,192
Net Asset Value, Redemption Price Per Share	$10.74
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.60
Maximum Offering Price Per Share	$11.34
CLASS L:
Net Assets	$29,436
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,773,093
Net Asset Value, Offering and Redemption Price Per Share	$10.61
CLASS C:
Net Assets	$200
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,828
Net Asset Value, Offering and Redemption Price Per Share	$10.62
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	902
Net Asset Value, Offering and Redemption Price Per Share	$10.81

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Multi-Asset Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $485 of Foreign Taxes Withheld)	$4,175
Interest from Securities of Unaffiliated Issuers	1,372
Dividends from Security of Affiliated Issuer (Note G)	219
Total Investment Income	5,766
Expenses:
Advisory Fees (Note B)	2,479
Administration Fees (Note C)	233
Shareholder Services Fees — Class A (Note D)	64
Distribution and Shareholder Services Fees — Class L (Note D)	139
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Custodian Fees (Note F)	203
Sub Transfer Agency Fees — Class I	87
Sub Transfer Agency Fees — Class A	7
Sub Transfer Agency Fees — Class L	9
Professional Fees	50
Pricing Fees	30
Registration Fees	29
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	14
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	— @
Shareholder Reporting Fees	13
Directors' Fees and Expenses	7
Other Expenses	14
Total Expenses	3,381
Rebate from Morgan Stanley Affiliate (Note G)	(139)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(— @)
Net Expenses	3,240
Net Investment Income	2,526
Realized Gain (Loss):
Investments Sold	(8,707)
Foreign Currency Forward Exchange Contracts	5,254
Foreign Currency Transactions	(717)
Futures Contracts	(9,896)
Swap Agreements	(17,204)
Net Realized Loss	(31,270)
Change in Unrealized Appreciation (Depreciation):
Investments	(9,830)
Foreign Currency Forward Exchange Contracts	295
Foreign Currency Translations	148
Futures Contracts	(817)
Swap Agreements	1,056
Net Change in Unrealized Appreciation (Depreciation)	(9,148)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(40,418)
Net Decrease in Net Assets Resulting from Operations	$(37,892)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Multi-Asset Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$2,526	$(887)
Net Realized Loss	(31,270)	(4,348)
Net Change in Unrealized Appreciation (Depreciation)	(9,148)	2,506
Net Decrease in Net Assets Resulting from Operations	(37,892)	(2,729)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(8,445)
Net Realized Gain	—	(180)
Class A:
Net Investment Income	—	(857)
Net Realized Gain	—	(21)
Class L:
Net Investment Income	—	(498)
Net Realized Gain	—	(16)
Total Distributions	—	(10,017)
Capital Share Transactions:(1)
Class I:
Subscribed	96,738	497,148
Distributions Reinvested	—	8,613
Redeemed	(102,605)	(107,022)
Class A:
Subscribed	7,355	57,577
Distributions Reinvested	—	773
Redeemed	(12,031)	(16,062)
Class L:
Subscribed	4,318	39,846
Distributions Reinvested	—	515
Redeemed	(13,714)	(7,612)
Class C:
Subscribed	206 *	—
Class IS:
Subscribed	10 **	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(19,723)	473,776
Total Increase (Decrease) in Net Assets	(57,615)	461,030
Net Assets:
Beginning of Period	591,443	130,413
End of Period (Including Accumulated Undistributed Net Investment Income of $5,351 and $2,825)	$533,828	$591,443

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Multi-Asset Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	8,500	42,063
Shares Issued on Distributions Reinvested	—	744
Shares Redeemed	(9,053)	(9,127)
Net Increase (Decrease) in Class I Shares Outstanding	(553)	33,680
Class A:
Shares Subscribed	646	4,919
Shares Issued on Distributions Reinvested	—	67
Shares Redeemed	(1,065)	(1,378)
Net Increase (Decrease) in Class A Shares Outstanding	(419)	3,608
Class L:
Shares Subscribed	382	3,417
Shares Issued on Distributions Reinvested	—	45
Shares Redeemed	(1,231)	(665)
Net Increase (Decrease) in Class L Shares Outstanding	(849)	2,797
Class C:
Shares Subscribed	19 *	—
Class IS:
Shares Subscribed	1 **	—

*  For the period April 30, 2015 through June 30, 2015.

**  For the period May 29, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Multi-Asset Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,		Period from June 22, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	December 31, 2012
Net Asset Value, Beginning of Period	$11.55		$11.68	$10.30	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		(0.02)	0.03	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.79)		0.11	1.84	0.47
Total from Investment Operations	(0.74)		0.09	1.87	0.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	—	—
Net Realized Gain	—		(0.00)‡	(0.49)	(0.15)
Total Distributions	—		(0.22)	(0.49)	(0.15)
Net Asset Value, End of Period	$10.81		$11.55	$11.68	$10.30
Total Return++	(6.41	)%#	0.77%	18.24%	4.53	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$457,515		$495,419	$107,463	$20,496
Ratio of Expenses to Average Net Assets (1)	1.04	%+*	1.01%+	1.03%+	1.01	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.95	%+*	(0.14)%+	0.25%+	(0.30	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%*	0.09%	0.07%	0.09	%*
Portfolio Turnover Rate	149	%#	264%	223%	167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.09	%*	1.21%	1.97%	2.41	%*
Net Investment Income (Loss) to Average Net Assets	0.90	%*	(0.34)%	(0.69)%	(1.70	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Multi-Asset Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from June 22, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$11.50		$11.63	$10.29		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.04		(0.05)	0.01		(0.03)
Net Realized and Unrealized Gain (Loss)	(0.80)		0.11	1.82		0.47
Total from Investment Operations	(0.76)		0.06	1.83		0.44
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)	—		—
Net Realized Gain	—		(0.00)‡	(0.49)		(0.15)
Total Distributions	—		(0.19)	(0.49)		(0.15)
Net Asset Value, End of Period	$10.74		$11.50	$11.63		$10.29
Total Return++	(6.61	)%#	0.55%	17.86%		4.43	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,667		$54,771	$13,437		$103
Ratio of Expenses to Average Net Assets (1)	1.33	%+*	1.30%+	1.30	%+^^	1.26	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.63	%+*	(0.43)%+	0.07	%+	(0.55	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%*	0.09%	0.07%		0.09	%*
Portfolio Turnover Rate	149	%#	264%	223%		167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.38	%*	1.46%	2.24%		2.66	%*
Net Investment Income (Loss) to Average Net Assets	0.58	%*	(0.59)%	(0.87)%		(1.95	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.35% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Multi-Asset Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,			Period from June 22, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$11.39		$11.53	$10.26		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.10)	(0.05)		(0.06)
Net Realized and Unrealized Gain (Loss)	(0.79)		0.10	1.81		0.47
Total from Investment Operations	(0.78)		0.00 ‡	1.76		0.41
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	—		—
Net Realized Gain	—		(0.00)‡	(0.49)		(0.15)
Total Distributions	—		(0.14)	(0.49)		(0.15)
Net Asset Value, End of Period	$10.61		$11.39	$11.53		$10.26
Total Return++	(6.76	)%#	0.02%	17.23%		4.13	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,436		$41,253	$9,513		$337
Ratio of Expenses to Average Net Assets (1)	1.80	%+*	1.77%+	1.79	%+^^	1.76	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.13	%+*	(0.90)%+	(0.46	)%+	(1.05	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%*	0.09%	0.07%		0.09	%*
Portfolio Turnover Rate	149	%#	264%	223%		167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.85	%*	1.93%	2.73%		3.16	%*
Net Investment Income (Loss) to Average Net Assets	0.08	%*	(1.06)%	(1.40)%		(2.45	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.95% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.85% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Multi-Asset Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$11.09
Income (Loss) from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Loss	(0.49)
Total from Investment Operations	(0.47)
Net Asset Value, End of Period	$10.62
Total Return++	(4.24	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$200
Ratios of Expenses to Average Net Assets (1)	2.18	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.83	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*
Portfolio Turnover Rate	149	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.26	%*
Net Investment Loss to Average Net Assets	(0.25	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Multi-Asset Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from May 29, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$11.09
Income (Loss) from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Loss	(0.29)
Total from Investment Operations	(0.28)
Net Asset Value, End of Period	$10.81
Total Return++	(2.52	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	1.01	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.51	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.04	%*
Portfolio Turnover Rate	149	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	14.97	%*
Net Investment Loss to Average Net Assets	(12.45	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Multi- Asset Portfolio. The Portfolio seeks total return. The Portfolio's ("Adviser"), Morgan Stanley Investment Management Inc., seeks to achieve this objective with an emphasis on positive absolute return and controlling downside portfolio risk. To implement this approach, the Adviser will take long and short positions in a range of securities, other instruments and asset classes to express its investment themes. The Adviser may implement these positions either directly by purchasing securities or (specifically in the case of short positions) through the use of derivatives.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS shares. On April, 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. On May 29, 2015, the Portfolio commenced offering Class IS shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (9) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,640	$—	$—	$2,640
Air Freight & Logistics	1,382	—	—	1,382
Airlines	111	19	—	130
Auto Components	516	—	—	516
Automobiles	8,131	—	—	8,131
Banks	39,627	291	—	39,918
Beverages	4,166	66	—	4,232
Biotechnology	20	—	—	20
Building Products	1,140	—	—	1,140
Capital Markets	2,955	—	—	2,955
Chemicals	8,591	2	—	8,593
Commercial Services & Supplies	455	—	—	455
Communications Equipment	1,040	—	—	1,040
Construction & Engineering	2,088	33	—	2,121
Construction Materials	864	43	—	907
Consumer Finance	84	—	—	84
Containers & Packaging	115	—	—	115
Diversified Consumer Services	566	—	—	566
Diversified Financial Services	296	63	—	359
Diversified Telecommunication Services	8,379	119	—	8,498
Electric Utilities	3,877	97	—	3,974
Electrical Equipment	2,592	—	—	2,592
Electronic Equipment, Instruments & Components	444	—	—	444
Energy Equipment & Services	2	—	—	2
Food & Staples Retailing	1,733	—	—	1,733
Food Products	4,648	—	—	4,648
Gas Utilities	431	—	—	431
Health Care Equipment & Supplies	1,612	—	—	1,612
Health Care Providers & Services	652	—	—	652
Hotels, Restaurants & Leisure	2,502	104	—	2,606
Household Durables	378	—	—	378
Household Products	69	—	—	69
Independent Power Producers & Energy Traders	114	8	—	122
Industrial Conglomerates	5,472	—	—	5,472
Information Technology Services	748	—	—	748
Insurance	23,566	—	—	23,566
Internet & Catalog Retail	87	—	—	87
Internet Software & Services	2	—	—	2
Leisure Products	74	—	—	74
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Life Sciences Tools & Services	$180	$—	$—	$180
Machinery	1,894	18	—	1,912
Marine	415	—	—	415
Media	2,656	—	—	2,656
Metals & Mining	1,447	64	—	1,511
Multi-Utilities	3,917	—	—	3,917
Multi-line Retail	10,851	—	—	10,851
Oil, Gas & Consumable Fuels	8,909	64	—	8,973
Paper & Forest Products	14	—	—	14
Personal Products	2,068	4	—	2,072
Pharmaceuticals	15,200	—	—	15,200
Professional Services	342	—	—	342
Real Estate Investment Trusts (REITs)	1,172	21	—	1,193
Real Estate Management & Development	329	4	—	333
Road & Rail	590	—	—	590
Semiconductors & Semiconductor Equipment	2,243	—	—	2,243
Software	3,281	—	—	3,281
Specialty Retail	14,006	171	—	14,177
Tech Hardware, Storage & Peripherals	88	—	—	88
Textiles, Apparel & Luxury Goods	6,293	—	—	6,293
Tobacco	209	—	—	209
Trading Companies & Distributors	792	—	—	792
Transportation Infrastructure	421	5	—	426
Water Utilities	326	12	—	338
Wireless Telecommunication Services	931	—	—	931
Total Common Stocks	210,743	1,208	—	211,951
Participation Note	—	9,745	—	9,745
Investment Company	62	—	—	62
Rights	—	1	—	1
Fixed Income Securities
Sovereign	—	18,559	—	18,559
U.S. Treasury Security	—	91,535	—	91,535
Total Fixed Income Securities	—	110,094	—	110,094
Short-Term Investments
Investment Company	180,310	—	—	180,310
U.S. Treasury Security	—	22,555	—	22,555
Total Short-Term Investments	180,310	22,555	—	202,865
Foreign Currency Forward Exchange Contracts	—	2,514	—	2,514
Futures Contracts	634	—	—	634
Credit Default Swap Agreements	—	212	—	212

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Interest Rate Swap Agreements	$—	$728	$—	$728
Total Return Swap Agreements	—	6,160	—	6,160
Total Assets	391,749	153,217	—	544,966
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(417)	—	(417)
Futures Contracts	(2,031)	—	—	(2,031)
Credit Default Swap Agreements	—	(53)	—	(53)
Interest Rate Swap Agreements	—	(1,010)	—	(1,010)
Total Return Swap Agreements	—	(1,372)	—	(1,372)
Total Liabilities	(2,031)	(2,852)	—	(4,883)
Total	$389,718	$150,365	$—	$540,083

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $123,115,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015. Securities with a total value of approximately $3,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2014 were valued using other significant observable inputs at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns,

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$2,514
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	508	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	126	(a)
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	212	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	6,160
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	728	(a)
Total			$10,248
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(417)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(892	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(1,139	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(53)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(1,372)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(1,010	)(a)
Total			$(4,883)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$5,254
Commodity Risk	Futures Contracts	43
Equity Risk	Futures Contracts	(11,665)
Interest Rate Risk	Futures Contracts	1,726
Credit Risk	Swap Agreements	1,773
Equity Risk	Swap Agreements	(439)
Interest Rate Risk	Swap Agreements	(18,538)
Total		$(21,846)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$295
Commodity Risk	Futures Contracts	550
Equity Risk	Futures Contracts	(475)
Interest Rate Risk	Futures Contracts	(892)
Credit Risk	Swap Agreements	710
Equity Risk	Swap Agreements	1,140
Interest Rate Risk	Swap Agreements	(794)
Total		$534

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$2,514	$(417)
Swap Agreements	6,160	(1,425)
Total	$8,674	$(1,842)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$1,936	$(3)	$(962)	$971
Bank of Montreal	526	(30)	—	496
Bank of New York Mellon	56	(56)	—	0
Barclays Bank PLC	590	(1)	—	589
Citibank NA	533	(162)	—	371
Commonwealth Bank of Australia	134	—	—	134
Credit Suisse International	154	(1)	—	153
Deutsche Bank AG	749	(46)	(260)	443
Goldman Sachs International	1,244	(8)	(800)	436
JPMorgan Chase Bank NA	2,353	(1,197)	(1,156)	0
State Street Bank and Trust Co.	26	(26)	—	0
UBS AG	373	(12)	—	361
Total	$8,674	$(1,542)	$(3,178)	$3,954

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(e) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$3	$(3)	$—	$0
Bank of Montreal	30	(30)	—	0
Bank of New York Mellon	185	(56)	—	129
Barclays Bank PLC	1	(1)	—	0
Citibank NA	238	(162)	(76)	0
Credit Suisse International	1	(1)	—	0
Deutsche Bank AG	46	(46)	—	0
Goldman Sachs International	20	(8)	—	12
JPMorgan Chase Bank NA	1,230	(1,197)	—	33
State Street Bank and Trust Co.	76	(26)	—	50
UBS AG	12	(12)	—	0
Total	$1,842	$(1,542)	$(76)	$224

(e) In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$394,136,000
Futures Contracts:
Average monthly original value	$994,463,000
Swap Agreements:
Average monthly notional amount	$1,369,826,000

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited, or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.85%	0.80%	0.75%

For the six months ended June 30, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.80% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 1.95% for Class L shares, 2.20% for Class C shares and 1.07% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $2,000 of other expenses were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A , Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $516,795,000 and $359,606,000, respectively. For the six months ended June 30, 2015, purchases and sales of long-term U.S. Government securities were approximately $96,498,000 and $3,959,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $139,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$496,892	$332,194	$648,776	$219	$180,310

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,800	$217	$2,465	$1,227

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap income reclass, a nondeductible expense and equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$12,908	$(13,538)	$630

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$8,076	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,214,000 and the aggregate gross unrealized depreciation is approximately $13,215,000 resulting in net unrealized depreciation of approximately $9,001,000.

At December 31, 2014, the Portfolio had available unused short-term capital losses of approximately $16,140,000 and long-term capital losses of approximately $2,068,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 28.8% for Class I shares.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

  IFIMASAN
1259835 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	18
U.S. Privacy Policy	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Frontier Emerging Markets Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Frontier Emerging Markets Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period****
Frontier Emerging Markets Portfolio Class I	$1,000.00	$995.30	$1,016.51	$8.26	*	$8.35	*	1.67%
Frontier Emerging Markets Portfolio Class A	1,000.00	993.20	1,014.83	9.93	*	10.04	*	2.01
Frontier Emerging Markets Portfolio Class L	1,000.00	990.00	1,012.00	12.73	*	12.87	*	2.58
Frontier Emerging Markets Portfolio Class C	1,000.00	961.60	1,003.43	4.84	**	4.94	**	2.95
Frontier Emerging Markets Portfolio Class IS	1,000.00	989.10	1,011.14	5.41	***	5.47	***	1.64

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 121/365 (to reflect the actual days in the period).

****  Annualized.
3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher but close to its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Frontier Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (83.3%)
Argentina (9.4%)
Banco Macro SA ADR (a)	381,906	$17,415
BBVA Banco Frances SA ADR	967,178	15,359
Telecom Argentina SA ADR	650,485	11,702
YPF SA ADR	760,254	20,854
		65,330
Bangladesh (4.0%)
GrameenPhone Ltd.	4,463,810	18,923
Olympic Industries Ltd.	3,076,076	9,286
		28,209
Egypt (6.8%)
Arabian Cement Co.	4,868,507	9,571
Commercial International Bank Egypt SAE	2,602,076	19,319
Edita Food Industries SAE (a)	2,975,772	11,310
Integrated Diagnostics Holdings PLC (a)(b)	1,190,388	6,964
		47,164
Kenya (7.4%)
East African Breweries Ltd.	4,767,901	14,641
Kenya Commercial Bank Ltd.	28,372,309	15,425
Safaricom Ltd.	130,003,419	21,597
		51,663
Kuwait (9.9%)
Burgan Bank SAK	12,387,184	17,409
Kuwait Projects Co., Holding KSC	5,967,810	12,433
National Bank of Kuwait	13,718,773	39,015
		68,857
Morocco (2.2%)
Attijariwafa Bank	419,068	15,087
Nigeria (8.1%)
Guaranty Trust Bank PLC	149,382,526	20,270
Lafarge Africa PLC	7,511,589	3,887
Nigerian Breweries PLC	27,481,829	20,708
Zenith Bank PLC	124,752,908	12,065
		56,930
Pakistan (11.6%)
K-Electric Ltd. (a)	126,766,700	10,475
Lucky Cement Ltd.	4,365,962	22,215
Maple Leaf Cement Factory Ltd.	14,183,091	10,950
MCB Bank Ltd.	6,834,371	16,704
United Bank Ltd.	12,417,278	20,833
		81,177
Qatar (2.7%)
Ooredoo QSC	172,149	4,113
Qatar Islamic Bank	509,480	15,097
		19,210
Romania (6.7%)
Banca Transilvania (a)	44,145,556	23,416
BRD-Groupe Societe Generale (a)	5,043,686	13,546
Societatea Nationala de Gaze Naturale ROMGAZ SA (a)	803,254	7,285
	Shares	Value (000)
Societatea Nationala de Gaze Naturale ROMGAZ SA GDR (a)(b)	302,095	$2,631
		46,878
Sri Lanka (4.3%)
Commercial Bank of Ceylon PLC	14,723,788	17,662
John Keells Holdings PLC	8,070,473	12,299
		29,961
United Arab Emirates (3.7%)
Aramex PJSC	3,669,826	3,477
First Gulf Bank PJSC	3,697,856	15,303
NMC Health PLC	561,858	7,019
		25,799
United Kingdom (0.9%)
Genel Energy PLC (a)	767,570	6,115
Vietnam (5.6%)
Bank for Foreign Trade of Vietnam JSC	6,416,900	14,339
Masan Group Corp. (a)	3,413,260	12,660
Vietnam Dairy Products JSC	2,339,020	12,103
Vingroup JSC	2	—	@
		39,102
Total Common Stocks (Cost $565,319)		581,482
Participation Notes (14.2%)
Saudi Arabia (14.0%)
Al Hammadi Development and Investment Co., Equity Linked Notes, expires 12/20/18 (a)	509,294	8,420
Al Hammadi Development and Investment Co. Series 000A, Equity Linked Notes, expires 8/21/17 (a)	762,934	12,614
Alinma Bank, Equity Linked Notes, expires 9/27/16 (a)	974,691	5,861
Almina Bank Series 0001, Equity Linked Notes, expires 5/9/16 (a)	2,126,991	12,790
Jarir Marketing Co. Series 0005, Equity Linked Notes, expires 12/12/16 (a)(b)	311,965	18,385
Saudi Airlines Catering Co., Equity Linked Notes, expires 5/23/17 (a)	385,430	16,856
Saudi Hollandi Bank, Equity Linked Notes, expires 9/27/16 (a)	78,279	918
Saudi Hollandi Bank Series 0001, Equity Linked Notes, expires 1/23/17 (a)	468,185	5,493
Saudi Hollandi Bank Series 0002, Equity Linked Notes, expires 3/7/16 (a)	1,417,464	16,631
		97,968
Vietnam (0.2%)
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 10/23/17 (a)	111,108	575
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 7/22/19 (a)	169,596	877
		1,452
Total Participation Notes (Cost $84,506)		99,420

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Frontier Emerging Markets Portfolio

	Shares	Value (000)
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $18,821)	18,821,392	$18,821
Total Investments (100.2%) (Cost $668,646)		699,723
Liabilities in Excess of Other Assets (-0.2%)		(1,329)
Net Assets (100.0%)		$698,394

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

@  Value is less than $500.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	50.0%
Other*	10.5
Food Products	6.7
Construction Materials	6.7
Wireless Telecommunication Services	5.8
Oil, Gas & Consumable Fuels	5.3
Beverages	5.0
Commercial Services & Supplies	5.0
Health Care Providers & Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Frontier Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $649,825)	$680,902
Investment in Security of Affiliated Issuer, at Value (Cost $18,821)	18,821
Total Investments in Securities, at Value (Cost $668,646)	699,723
Foreign Currency, at Value (Cost $78)	78
Receivable for Investments Sold	3,916
Dividends Receivable	1,141
Receivable for Portfolio Shares Sold	628
Tax Reclaim Receivable	5
Receivable from Affiliate	3
Other Assets	177
Total Assets	705,671
Liabilities:
Deferred Capital Gain Country Tax	3,231
Payable for Advisory Fees	2,167
Payable for Portfolio Shares Redeemed	709
Payable for Investments Purchased	674
Payable for Custodian Fees	388
Payable for Administration Fees	46
Payable for Sub Transfer Agency Fees — Class I	23
Payable for Sub Transfer Agency Fees — Class A	6
Payable for Shareholder Services Fees — Class A	16
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	8
Total Liabilities	7,277
Net Assets	$698,394
Net Assets Consist of:
Paid-in-Capital	$724,365
Accumulated Undistributed Net Investment Income	6,572
Accumulated Net Realized Loss	(60,556)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $3,061 of Deferred Capital Gain Country Tax)	28,016
Foreign Currency Translations	(3)
Net Assets	$698,394

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Frontier Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$578,234
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	30,329,680
Net Asset Value, Offering and Redemption Price Per Share	$19.06
CLASS A:
Net Assets	$77,983
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,116,467
Net Asset Value, Redemption Price Per Share	$18.94
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.05
Maximum Offering Price Per Share	$19.99
CLASS L:
Net Assets	$7,334
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	390,288
Net Asset Value, Offering and Redemption Price Per Share	$18.79
CLASS C:
Net Assets	$389
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,718
Net Asset Value, Offering and Redemption Price Per Share	$18.78
CLASS IS:
Net Assets	$34,454
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,806,929
Net Asset Value, Offering and Redemption Price Per Share	$19.07

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Frontier Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,171 of Foreign Taxes Withheld)	$12,582
Dividends from Security of Affiliated Issuer (Note G)	14
Total Investment Income	12,596
Expenses:
Advisory Fees (Note B)	4,159
Custodian Fees (Note F)	782
Administration Fees (Note C)	266
Sub Transfer Agency Fees — Class I	113
Sub Transfer Agency Fees — Class A	46
Sub Transfer Agency Fees — Class L	3
Professional Fees	129
Shareholder Services Fees — Class A (Note D)	95
Distribution and Shareholder Services Fees — Class L (Note D)	30
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Registration Fees	44
Shareholder Reporting Fees	22
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	5
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	— @
Directors' Fees and Expenses	8
Pricing Fees	3
Other Expenses	10
Expenses Before Non Operating Expenses	5,725
Bank Overdraft Expense	1
Total Expenses	5,726
Rebate from Morgan Stanley Affiliate (Note G)	(9)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(— @)
Net Expenses	5,717
Net Investment Income	6,879
Realized Loss:
Investments Sold (Net of $166 of Capital Gain Country Tax)	(16,039)
Foreign Currency Transactions	(610)
Net Realized Loss	(16,649)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1,338)	5,923
Foreign Currency Translations	46
Net Change in Unrealized Appreciation (Depreciation)	5,969
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(10,680)
Net Decrease in Net Assets Resulting from Operations	$(3,801)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Frontier Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,879	$5,958
Net Realized Loss	(16,649)	(7,627)
Net Change in Unrealized Appreciation (Depreciation)	5,969	(12,194)
Net Decrease in Net Assets Resulting from Operations	(3,801)	(13,863)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(4,928)
Paid-in-Capital	—	(215)
Class A:
Net Investment Income	—	(524)
Paid-in-Capital	—	(32)
Class L:
Net Investment Income	—	(21)
Paid-in-Capital	—	(3)
Total Distributions	—	(5,723)
Capital Share Transactions:(1)
Class I:
Subscribed	190,901	436,382
Distributions Reinvested	—	3,342
Redeemed	(157,699)	(115,877)
Class A:
Subscribed	29,611	89,841
Distributions Reinvested	—	549
Redeemed	(27,896)	(33,970)
Class L:
Subscribed	1,338	7,270
Distributions Reinvested	—	24
Redeemed	(1,920)	(2,050)
Class C:
Subscribed	398 *	—
Redeemed	(3)*	—
Class IS:
Subscribed	35,032 **	—
Net Increase in Net Assets Resulting from Capital Share Transactions	69,762	385,511
Redemption Fees	56	100
Total Increase in Net Assets	66,017	366,025
Net Assets:
Beginning of Period	632,377	266,352
End of Period (Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $6,572 and $(307), respectively)	$698,394	$632,377

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Frontier Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2015 (unaudited) (000)		Year Ended December 31, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9,947		21,506
Shares Issued on Distributions Reinvested	—		185
Shares Redeemed	(8,211)		(5,792)
Net Increase in Class I Shares Outstanding	1,736		15,899
Class A:
Shares Subscribed	1,550		4,403
Shares Issued on Distributions Reinvested	—		30
Shares Redeemed	(1,465)		(1,667)
Net Increase in Class A Shares Outstanding	85		2,766
Class L:
Shares Subscribed	70		355
Shares Issued on Distributions Reinvested	—		1
Shares Redeemed	(102)		(106)
Net Increase (Decrease) in Class L Shares Outstanding	(32)		250
Class C:
Shares Subscribed	21	*	—
Shares Redeemed	(—	@@)*	—
Net Increase in Class C Shares Outstanding	21		—
Class IS:
Shares Subscribed	1,807	**	—

*  For the period April 30, 2015 through June 30, 2015.

**  For the period February 27, 2015 through June 30, 2015.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Frontier Emerging Markets Portfolio

	Class I@
	Six Months Ended June 30, 2015		Year Ended December 31,		Period from November 1, 2012 to December 31,		Year Ended October 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012		2012	2011	2010
Net Asset Value, Beginning of Period	$19.15		$18.86	$14.24	$14.00		$12.75	$15.26	$13.19
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.20		0.25	0.09	(0.03)		0.19	0.34	0.13
Net Realized and Unrealized Gain (Loss)	(0.29)		0.23	4.60	0.56		1.26	(2.65)	2.06
Total from Investment Operations	(0.09)		0.48	4.69	0.53		1.45	(2.31)	2.19
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)	(0.07)	(0.30)		(0.22)	(0.20)	(0.21)
Paid-in-Capital	—		(0.01)	—	—		—	—	—
Total Distributions	—		(0.19)	(0.07)	(0.30)		(0.22)	(0.20)	(0.21)
Anti-Dilutive Effect of Share Repurchase Program	—		—	—	—		—	—	0.09
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.01		0.02	—	—
Net Asset Value, End of Period	$19.06		$19.15	$18.86	$14.24		$14.00	$12.75	$15.26
Total Return++	(0.47	)%#	2.66%	32.95%	3.94	%#	12.03%	(15.35)%	17.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$578,234		$547,535	$239,378	$51,415		$58,729	$84,962	$101,662
Ratio of Expenses to Average Net Assets (1)	1.67	%+*	1.69%+	1.77%+	1.85	%+*	2.38%+	2.03%+	2.13%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.67	%+*	1.71%+	N/A	N/A		2.38%+	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.10	%+*	1.23%+	0.54%+	(1.23	)%+*	1.47%+	2.32%+	1.00%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%	0.00	%§*	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	11	%#	52%	34%	13	%#	59%	60%	42%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.72%	1.89%	3.31	%*	2.47%	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	N/A		1.20%	0.42%	(2.69	)%*	1.38%	N/A	N/A

@  On September 17, 2012, all assets of Morgan Stanley Frontier Emerging Markets Fund, Inc. (the "Predecessor Fund") were reorganized into Class I shares of Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio (the "Portfolio"). Per share data and ratios shown for Class I shares reflects the historical per share data and performance of the Predecessor Fund for periods prior to September 17, 2012.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Frontier Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2015		Year Ended December 31,		Period from November 1, 2012 to	Period from September 14, 2012^
Selected Per Share Data and Ratios	(unaudited)		2014	2013	December 31, 2012	to October 31, 2012
Net Asset Value, Beginning of Period	$19.06		$18.78	$14.20	$13.97	$13.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.16		0.18	(0.15)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.28)		0.24	4.79	0.56	0.23
Total from Investment Operations	(0.12)		0.42	4.64	0.53	0.21
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)	(0.06)	(0.30)	—
Paid-in-Capital	—		(0.01)	—	—	—
Total Distributions	—		(0.14)	(0.06)	(0.30)	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$18.94		$19.06	$18.78	$14.20	$13.97
Total Return++	(0.68	)%#	2.39%	32.53%	3.77%#	1.67%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$77,983		$76,839	$23,762	$10	$10

Ratio of Expenses to Average Net Assets (1)	2.01	%+*	2.02	%+	1.95	%+^^	2.10	%+*	2.10	%+*

Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.01	%+*	2.04%+	N/A	N/A		2.09	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.65	%+*	0.90%+	(0.81)%+	(1.48	)%+*	(0.88	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.01%	0.00	%§*	0.01	%*
Portfolio Turnover Rate	11	%#	52%	34%	13	%#	59	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		2.05%	N/A	3.56	%*	2.92	%*
Net Investment Income (Loss) to Average Net Assets	N/A		0.87%	N/A	(2.94	)%*	(1.70	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.20% for Class A shares. Prior to September 16, 2013, the maximum ratio was 2.10% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Frontier Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2015		Year Ended December 31,		Period from November 1, 2012 to	Period from September 14, 2012^
Selected Per Share Data and Ratios	(unaudited)		2014	2013	December 31, 2012	to October 31, 2012
Net Asset Value, Beginning of Period	$18.96		$18.71	$14.19	$13.96	$13.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.12		0.06	(0.16)	(0.05)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.29)		0.25	4.69	0.57	0.22
Total from Investment Operations	(0.17)		0.31	4.53	0.52	0.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	(0.01)	(0.29)	—
Paid-in-Capital	—		(0.01)	—	—	—
Total Distributions	—		(0.06)	(0.01)	(0.29)	—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$18.79		$18.96	$18.71	$14.19	$13.96
Total Return++	(1.00	)%#	1.77%	31.81%	3.71%#	1.60%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,334		$8,003	$3,212	$10	$10

Ratio of Expenses to Average Net Assets (1)	2.58	%+*	2.65	%+	2.53	%+^^	2.60	%+*	2.60	%+*

Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.58	%+*	2.67%+	N/A		N/A		2.59	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.27	%+*	0.27%+	(0.92	)%+	(1.98	)%+*	(1.37	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00	%§	0.00	%§*	0.01	%*
Portfolio Turnover Rate	11	%#	52%	34%		13	%#	59	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		2.68%	N/A		4.08	%*	3.49	%*
Net Investment Income (Loss) to Average Net Assets	N/A		0.24%	N/A		(3.46	)%*	(2.26	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.70% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.60% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Frontier Emerging Markets Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$19.53
Loss from Investment Operations:
Net Investment Loss†	(0.01)
Net Realized and Unrealized Loss	(0.74)
Total from Investment Operations	(0.75)
Redemption Fees	0.00	‡
Net Asset Value, End of Period	$18.78
Total Return++	(3.84	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$389
Ratios of Expenses to Average Net Assets (1)	2.95	%+*
Ratios of Expenses to Average Net Assets Excluding Non Operating Expenses	2.95	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.33	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	11	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.43	%*
Net Investment Loss to Average Net Assets	(0.81	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Frontier Emerging Markets Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from February 27, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$19.28
Income (Loss) from Investment Operations:
Net Investment Income†	0.19
Net Realized and Unrealized Loss	(0.40)
Total from Investment Operations	(0.21)
Net Asset Value, End of Period	$19.07
Total Return++	(1.09	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,454
Ratio of Expenses to Average Net Assets (1)	1.64	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.64	%+*
Ratio of Net Investment Income to Average Net Assets (1)	3.00	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	11	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.64	%*
Net Investment Income to Average Net Assets	3.00	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Frontier Emerging Markets Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On February 27, 2015, the Portfolio commenced offering Class IS shares. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services,

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$3,477	$—	$—	$3,477
Banks	308,264	—	—	308,264
Beverages	35,349	—	—	35,349
Construction Materials	46,623	—	—	46,623
Diversified Financial Services	12,433	—	—	12,433
Diversified Telecommunication Services	15,815	—	—	15,815
Electric Utilities	10,475	—	—	10,475
Food Products	33,256	12,103	—	45,359

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Providers & Services	$13,983		$—	$—	$13,983
Industrial Conglomerates	12,299		—	—	12,299
Oil, Gas & Consumable Fuels	36,885		—	—	36,885
Real Estate Management & Development	—	@	—	—	—	@
Wireless Telecommunication Services	40,520		—	—	40,520
Total Common Stocks	569,379		12,103	—	581,482
Participation Notes	—		99,420	—	99,420
Short-Term Investment
Investment Company	18,821		—	—	18,821
Total Assets	$588,200		$111,523	$—	$699,723

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $369,924,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Portfolio's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.

However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.85% for Class I shares, 2.20% for Class A shares, 2.70% for Class L shares, 2.95% for Class C shares and 1.80% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, less than $500 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $162,328,000 and $68,213,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$51,451	$116,884	$149,514	$14	$18,821

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally each of the tax periods from the tax period ended October 31, 2012 through the tax period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:			2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,473	$—	$250	$915	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments on certain equity securities designated as passive foreign investment companies, a nondeductible expense, and foreign taxes paid on capital gains, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(190)	$196	$(6)

At December 31, 2014, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $69,131,000 and the aggregate gross unrealized depreciation is approximately $38,054,000 resulting in net unrealized appreciation of approximately $31,077,000.

At December 31, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$20,010	December 31, 2017
4,191	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $11,272,000.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2014, the Portfolio deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$302	$19,282

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 63.7% and 62.3% for Class I and Class A shares, respectively.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIFEMSAN
1262702 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	16
U.S. Privacy Policy	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Quality Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Global Quality Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Global Quality Portfolio Class I	$1,000.00	$1,026.50	$1,020.03	$4.82	*	$4.81	*	0.96%
Global Quality Portfolio Class A	1,000.00	1,024.70	1,018.50	6.38	*	6.36	*	1.27
Global Quality Portfolio Class L	1,000.00	1,023.00	1,015.97	8.93	*	8.90	*	1.78
Global Quality Portfolio Class C	1,000.00	979.60	1,004.85	3.47	**	3.52	**	2.10
Global Quality Portfolio Class IS	1,000.00	1,027.30	1,020.08	4.78	*	4.76	*	0.95

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

*** Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-year period and the period since the end of August 2013, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Global Quality Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
France (6.6%)
LVMH Moet Hennessy Louis Vuitton SE	684	$120
Pernod Ricard SA	2,907	335
Publicis Groupe SA	4,285	317
Sanofi	7,530	741
		1,513
Germany (3.3%)
Bayer AG (Registered)	3,039	425
SAP SE	4,682	327
		752
Japan (1.8%)
Japan Tobacco, Inc.	11,600	413
Netherlands (0.5%)
Reed Elsevier N.V.	5,023	119
Switzerland (13.6%)
Nestle SA (Registered)	19,831	1,432
Novartis AG (Registered)	9,838	970
Roche Holding AG (Genusschein)	2,655	744
		3,146
United Kingdom (25.5%)
British American Tobacco PLC	24,214	1,299
Diageo PLC	23,560	682
Experian PLC	12,579	229
GlaxoSmithKline PLC	15,854	329
Prudential PLC	14,433	348
Reckitt Benckiser Group PLC	13,834	1,193
Reed Elsevier PLC	7,085	115
Smiths Group PLC	10,633	189
Unilever PLC	26,936	1,155
Weir Group PLC (The)	12,687	338
		5,877
United States (46.2%)
3M Co.	2,829	437
Accenture PLC, Class A	8,445	817
Danaher Corp.	6,050	518
Google, Inc., Class A (a)	2,092	1,130
Intuit, Inc.	1,346	136
Johnson & Johnson	9,267	903
Microsoft Corp.	22,001	971
Mondelez International, Inc., Class A	15,194	625
Moody's Corp.	1,282	138
Nielsen N.V.	12,939	579
NIKE, Inc., Class B	4,335	468
Philip Morris International, Inc.	3,377	271
Procter & Gamble Co. (The)	9,504	744
Time Warner, Inc.	9,753	852
Twenty-First Century Fox, Inc., Class B	20,571	663
	Shares	Value (000)
Visa, Inc., Class A	9,594	$644
Walt Disney Co. (The)	6,726	768
		10,664
Total Common Stocks (Cost $21,703)		22,484
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $439)	438,720	439
Total Investments (99.4%) (Cost $22,142)		22,923
Other Assets in Excess of Liabilities (0.6%)		130
Net Assets (100.0%)		$23,053

(a)  Non-income producing security.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.0%
Pharmaceuticals	17.9
Media	12.4
Food Products	9.0
Tobacco	8.6
Household Products	8.4
Information Technology Services	6.4
Software	6.3
Personal Products	5.0
Industrial Conglomerates	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Quality Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,703)	$22,484
Investment in Security of Affiliated Issuer, at Value (Cost $439)	439
Total Investments in Securities, at Value (Cost $22,142)	22,923
Cash	—	@
Tax Reclaim Receivable	39
Dividends Receivable	25
Due from Adviser	1
Receivable from Affiliate	—	@
Other Assets	100
Total Assets	23,088
Liabilities:
Payable for Professional Fees	21
Payable for Custodian Fees	4
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Portfolio Shares Redeemed	1
Other Liabilities	4
Total Liabilities	35
Net Assets	$23,053
Net Assets Consist of:
Paid-in-Capital	$21,928
Accumulated Undistributed Net Investment Income	189
Accumulated Net Realized Gain	157
Unrealized Appreciation (Depreciation) on:
Investments	781
Foreign Currency Translations	(2)
Net Assets	$23,053

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Quality Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$16,238
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,394,621
Net Asset Value, Offering and Redemption Price Per Share	$11.64
CLASS A:
Net Assets	$3,515
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	302,914
Net Asset Value, Redemption Price Per Share	$11.60
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.64
Maximum Offering Price Per Share	$12.24
CLASS L:
Net Assets	$2,996
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	259,578
Net Asset Value, Offering and Redemption Price Per Share	$11.54
CLASS C:
Net Assets	$293
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	25,439
Net Asset Value, Offering and Redemption Price Per Share	$11.53
CLASS IS:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	973
Net Asset Value, Offering and Redemption Price Per Share	$11.65

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Quality Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $20 of Foreign Taxes Withheld)	$280
Income from Securities Loaned — Net	2
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	282
Expenses:
Advisory Fees (Note B)	84
Professional Fees	43
Registration Fees	20
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class L (Note D)	11
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Custodian Fees (Note F)	15
Administration Fees (Note C)	8
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	—	@
Directors' Fees and Expenses	—	@
Other Expenses	6
Total Expenses	207
Waiver of Advisory Fees (Note B)	(84)
Expenses Reimbursed by Adviser (Note B)	(4)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	118
Net Investment Income	164
Realized Gain:
Investments Sold	191
Foreign Currency Transactions	2
Net Realized Gain	193
Change in Unrealized Appreciation (Depreciation):
Investments	103
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	104
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	297
Net Increase in Net Assets Resulting from Operations	$461

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Global Quality Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$164	$246
Net Realized Gain	193	153
Net Change in Unrealized Appreciation (Depreciation)	104	3
Net Increase in Net Assets Resulting from Operations	461	402
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(160)
Net Realized Gain	—	(137)
Class A:
Net Investment Income	—	(37)
Net Realized Gain	—	(40)
Class L:
Net Investment Income	—	(13)
Net Realized Gain	—	(25)
Class IS:
Net Investment Income	—	(— @)
Net Realized Gain	—	(— @)
Total Distributions	—	(412)
Capital Share Transactions:(1)
Class I:
Subscribed	5,508	8,825
Distributions Reinvested	—	255
Redeemed	(4,135)	(1,983)
Class A:
Subscribed	488	2,990
Distributions Reinvested	—	75
Redeemed	(1,418)	(300)
Class L:
Subscribed	262	1,787
Distributions Reinvested	—	36
Redeemed	(57)	(56)
Class C:
Subscribed	300 *	—
Net Increase in Net Assets Resulting from Capital Share Transactions	948	11,629
Total Increase in Net Assets	1,409	11,619
Net Assets:
Beginning of Period	21,644	10,025
End of Period (Including Accumulated Undistributed Net Investment Income of $189 and $25)	$23,053	$21,644
(1) Capital Share Transactions:
Class I:
Shares Subscribed	467	779
Shares Issued on Distributions Reinvested	—	23
Shares Redeemed	(358)	(176)
Net Increase in Class I Shares Outstanding	109	626
Class A:
Shares Subscribed	41	259
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(121)	(26)
Net Increase (Decrease) in Class A Shares Outstanding	(80)	240
Class L:
Shares Subscribed	23	158
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(5)	(5)
Net Increase in Class L Shares Outstanding	18	156
Class C:
Shares Subscribed	25 *	—

@  Amount is less than $500.

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Quality Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014		Period from August 30, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$11.34		$11.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.10		0.17		(0.00	)‡
Net Realized and Unrealized Gain	0.20		0.13		1.28
Total from Investment Operations	0.30		0.30		1.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—
Net Realized Gain	—		(0.11)		—
Total Distributions	—		(0.24)		—
Net Asset Value, End of Period	$11.64		$11.34		$11.28
Total Return++	2.65	%#	2.66%		12.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,238		$14,579		$7,440
Ratio of Expenses to Average Net Assets (1)	0.96	%+*	1.11	%+^^	1.19	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.71	%+*	1.49	%+	(0.12	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.01	%*
Portfolio Turnover Rate	28	%#	31%		8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.80	%*	2.34%		4.86	%*
Net Investment Income (Loss) to Average Net Assets	0.87	%*	0.26%		(3.79	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to October 1, 2014, the maximum ratio was 1.20% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Quality Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014		Period from August 30, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$11.32		$11.27		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.09		0.12		(0.02)
Net Realized and Unrealized Gain	0.19		0.14		1.29
Total from Investment Operations	0.28		0.26		1.27
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		—
Net Realized Gain	—		(0.11)		—
Total Distributions	—		(0.21)		—
Net Asset Value, End of Period	$11.60		$11.32		$11.27
Total Return++	2.47	%#	2.34%		12.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,515		$4,331		$1,612
Ratio of Expenses to Average Net Assets (1)	1.27	%+*	1.40	%+^^	1.54	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.47	%+*	1.03	%+	(0.45	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.01	%*
Portfolio Turnover Rate	28	%#	31%		8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.11	%*	2.62%		5.00	%*
Net Investment Income (Loss) to Average Net Assets	0.63	%*	(0.19)%		(3.91	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.35% for Class A shares. Prior to October 1, 2014, the maximum ratio was 1.55% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Quality Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014		Period from August 30, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$11.29		$11.25		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.06		0.06		(0.03)
Net Realized and Unrealized Gain	0.19		0.14		1.28
Total from Investment Operations	0.25		0.20		1.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—
Net Realized Gain	—		(0.11)		—
Total Distributions	—		(0.16)		—
Net Asset Value, End of Period	$11.54		$11.29		$11.25
Total Return++	2.30	%#	1.74%		12.50	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,996		$2,723		$962
Ratio of Expenses to Average Net Assets (1)	1.78	%*+	1.93	%+^^	2.04	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.04	%*+	0.55	%+	(0.80	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.01	%*
Portfolio Turnover Rate	28	%#	31%		8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.63	%*	3.15%		6.27	%*
Net Investment Income (Loss) to Average Net Assets	0.19	%*	(0.67)%		(5.03	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.85% for Class L shares. Prior to October 1, 2014, the maximum ratio was 2.05% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Quality Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$11.77
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.02)
Net Realized and Unrealized Loss	(0.22)
Total from Investment Operations	(0.24)
Net Asset Value, End of Period	$11.53
Total Return++	(2.04	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$293
Ratios of Expenses to Average Net Assets (1)	2.10	%+*
Ratio of Net Investment Income to Average Net Assets Loss (1)	(0.87	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	28	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.62	%*
Net Investment Loss to Average Net Assets	(2.39	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Quality Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2015 (unaudited)		Year Ended December 31, 2014		Period from September 13, 2013^ to December 31, 2013
Net Asset Value, Beginning of Period	$11.34		$11.28		$10.28
Income (Loss) from Investment Operations:
Net Investment Income Gain (Loss)† 0.11	0.17		(0.00)		‡
Net Realized and Unrealized Gain	0.20		0.13		1.00
Total from Investment Operations	0.31		0.30		1.00
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—
Net Realized Gain	—		(0.11)		—
Total Distributions	—		(0.24)		—
Net Asset Value, End of Period	$11.65		$11.34		$11.28
Total Return++	2.73	%#	2.67%		9.73	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$11		$11		$11
Ratio of Expenses to Average Net Assets (1)	0.95	%*+	1.10	%+^^	1.15	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.86	%*+	1.51	%+	(0.10	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00	%§*
Portfolio Turnover Rate	28	%#	31%		8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	14.97	%*	19.72%		9.57	%*
Net Investment Loss to Average Net Assets	(12.16	)%*	(17.11)%		(8.52	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to October 1, 2014, the maximum ratio was 1.15% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Quality Portfolio. The Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of high quality companies located throughout the world, including developed and emerging market countries. In seeking to identify high quality companies, the Sub-Advisers look for companies that they believe have the returns profile that can underpin compounding, that is, they are able to consistently compound shareholder wealth at attractive rates of return over the long-term. In the Sub-Advisers' view, such companies are typically businesses built on dominant market positions, underpinned by powerful, hard to replicate intangible assets and that can generate resilient high cross cycle returns on capital. In addition, the Sub-Advisers consider high quality companies to have some or all of the following characteristics: strong managements, resilient revenue streams, pricing power (high gross margins), typically low capital intensity and the opportunity for organic growth.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio commenced offering Class C shares and suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodolo-

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

gies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$1,017	$—	$—	$1,017
Diversified Financial Services	138	—	—	138
Food Products	2,057	—	—	2,057
Household Products	1,937	—	—	1,937
Industrial Conglomerates	1,144	—	—	1,144
Information Technology Services	1,461	—	—	1,461
Insurance	348	—	—	348
Internet Software & Services	1,130	—	—	1,130
Machinery	338	—	—	338
Media	2,834	—	—	2,834
Personal Products	1,155	—	—	1,155
Pharmaceuticals	4,112	—	—	4,112
Professional Services	808	—	—	808
Software	1,434	—	—	1,434
Textiles, Apparel & Luxury Goods	588	—	—	588
Tobacco	1,983	—	—	1,983
Total Common Stocks	22,484	—	—	22,484
Short-Term Investments
Investment Company	439	—	—	439
Total Assets	$22,923	$—	$—	$22,923

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $11,820,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Portfolio did not have any outstanding securities on loan.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation),

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $84,000 of advisory fees were waived and approximately $5,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $6,919,000 and $5,843,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and adminis-

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

tration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$523	$6,654	$6,738	$—	@	$439

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest

Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$339	$73	$—	$—

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$(11)	$11	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$25	$38

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,263,000 and the aggregate gross unrealized depreciation is approximately $482,000 resulting in net unrealized appreciation of approximately $781,000.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGQSAN
1259860 Exp. 08.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Semi-Annual Report

June 30, 2015

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Leaders Portfolio (the "Portfolio") performed during the period ended June 30, 2015.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2015

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Expense Example (unaudited)

Emerging Markets Leaders Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/5/15-6/30/15 (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/5/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
Emerging Markets Leaders Portfolio Class I^	$1,000.00	$1,028.00	$1,018.56	$5.61	*	$5.60	*	1.15%
Emerging Markets Leaders Portfolio Class A^	1,000.00	1,026.00	1,016.68	7.51	*	7.49	*	1.54
Emerging Markets Leaders Portfolio Class C^	1,000.00	966.10	1,004.51	3.78	**	3.85	**	2.30
Emerging Markets Leaders Portfolio Class IS^	1,000.00	1,029.00	1,018.61	5.56	*	5.55	*	1.14

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 176/365 (to reflect the actual days in the period).

**  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 61/365 (to reflect the actual days in the period).

***  Annualized.

^  Class I, A and IS commenced operations on 1/5/15 and Class C commenced operations on 4/30/15.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Board Considerations Prior to the Commencement of Operations

Pursuant to an agreement and plan of reorganization between the Fund, on behalf of the Portfolio, and Morgan Stanley Emerging Markets Leaders Fund (Cayman) LP, a private fund managed by the Adviser (the "Private Fund"), on January 6, 2015, the Portfolio acquired substantially all of the assets and liabilities of the Private Fund in exchange for shares of the Portfolio (the "Reorganization"). The Board considered the following factors at the time of approval of the contracts and Reorganization which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since the Portfolio currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time. The Board, however, did consider the performance of the Private Fund as compared to the MSCI Emerging Markets Index for the three-year period ended June 30, 2014 and determined that the performance supported its decision to approve the Management Agreement.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Portfolio under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Portfolio. The Board considered that the Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolio and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group average.

Economies of Scale

The Board considered the growth prospects of the Portfolio and the structure of the proposed management fee schedule, which includes a breakpoint for the Portfolio. The Board considered that the Portfolio's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Portfolio's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Portfolio if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (80.2%)
Belgium (4.9%)
Anheuser-Busch InBev N.V.	13,165	$1,578
Brazil (3.2%)
BRF SA	27,804	587
Raia Drogasil SA	34,417	444
		1,031
China (4.9%)
Baidu, Inc. ADR (a)	2,766	550
Tencent Holdings Ltd. (b)	52,200	1,042
		1,592
Colombia (1.3%)
Banco Davivienda SA (Preference)	41,084	422
Hong Kong (13.5%)
AIA Group Ltd.	216,400	1,417
Samsonite International SA	851,100	2,942
		4,359
Indonesia (7.6%)
Bank Mandiri Persero Tbk PT	854,200	644
Link Net Tbk PT (a)	1,404,300	534
Matahari Department Store Tbk PT	382,700	475
Sumber Alfaria Trijaya Tbk PT	17,871,691	798
		2,451
Korea, Republic of (2.2%)
Orion Corp.	739	694
Mexico (8.6%)
Fomento Economico Mexicano SAB de CV ADR	15,593	1,389
Grupo Financiero Banorte SAB de CV Series O	125,746	691
Grupo Financiero Santander Mexico SAB de CV ADR	75,131	688
		2,768
Peru (3.6%)
Credicorp Ltd.	8,394	1,166
Philippines (1.2%)
BDO Unibank, Inc.	156,180	376
Poland (4.2%)
Jeronimo Martins SGPS SA	106,242	1,362
Russia (1.1%)
O'Key Group SA GDR	143,882	340
South Africa (12.0%)
Famous Brands Ltd.	121,941	1,153
Life Healthcare Group Holdings Ltd.	316,807	977
Naspers Ltd., Class N	3,960	617
SABMiller PLC	21,948	1,139
		3,886
Thailand (4.2%)
DKSH Holding AG (a)	18,740	1,355
United Kingdom (4.6%)
British American Tobacco PLC	27,638	1,483
	Shares	Value (000)
United States (3.1%)
Yum! Brands, Inc.	11,242	$1,013
Total Common Stocks (Cost $25,966)		25,876
Participation Notes (14.3%)
India (14.3%)
Bata India Ltd., Equity Linked Notes, expires 11/12/15 (a)	41,366	687
Bata India Ltd., Equity Linked Notes, expires 6/4/18 (a)	28,108	467
Colgate-Palmolive India Ltd., Equity Linked Notes, expires 7/18/19 (a)	9,233	296
Hero MotoCorp Ltd., Equity Linked Notes, expires 11/12/15 (a)	19,196	761
Ipca Laboratories Ltd., Equity Linked Notes, expires 2/5/16 (a)	18,743	209
Ipca Laboratories Ltd., Equity Linked Notes, expires 8/18/16 (a)	57,554	641
Marico Ltd., Equity Linked Notes, expires 6/10/20 (a)	13,004	92
Marico Ltd., Equity Linked Notes, expires 1/9/20 (a)	67,359	476
Shriram Transport Finance Co., Ltd., Equity Linked Notes, expires 10/31/16 (a)	72,555	972
Total Participation Notes (Cost $5,022)		4,601
Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,539)	1,538,941	1,539
Total Investments (99.3%) (Cost $32,527)		32,016
Other Assets in Excess of Liabilities (0.7%)		242
Net Assets (100.0%)		$32,258

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.0%
Beverages	12.8
Textiles, Apparel & Luxury Goods	12.8
Banks	12.4
Food & Staples Retailing	9.2
Hotels, Restaurants & Leisure	6.8
Internet Software & Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $30,988)	$30,477
Investment in Security of Affiliated Issuer, at Value (Cost $1,539)	1,539
Total Investments in Securities, at Value (Cost $32,527)	32,016
Foreign Currency, at Value (Cost $5)	5
Prepaid Offering Costs	149
Receivable for Portfolio Shares Sold	100
Dividends Receivable	67
Due from Adviser	38
Tax Reclaim Receivable	6
Receivable from Affiliate	—	@
Other Assets	31
Total Assets	32,412
Liabilities:
Payable for Investments Purchased	79
Payable for Professional Fees	20
Payable for Custodian Fees	14
Deferred Capital Gain Country Tax	14
Payable for Reorganization Expense	6
Payable for Administration Fees	2
Payable for Offering Costs	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	16
Total Liabilities	154
Net Assets	$32,258
Net Assets Consist of:
Paid-in-Capital	$32,461
Accumulated Undistributed Net Investment Income	139
Accumulated Net Realized Gain	169
Unrealized Appreciation (Depreciation) on:
Investments	(511)
Foreign Currency Translations	(—	@)
Net Assets	$32,258

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2015 (000)
CLASS I:
Net Assets	$14,999
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,458,861
Net Asset Value, Offering and Redemption Price Per Share	$10.28
CLASS A:
Net Assets	$48
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,644
Net Asset Value, Redemption Price Per Share	$10.26
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.57
Maximum Offering Price Per Share	$10.83
CLASS C:
Net Assets	$108
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,511
Net Asset Value, Offering and Redemption Price Per Share	$10.25
CLASS IS:
Net Assets	$17,103
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,662,758
Net Asset Value, Offering and Redemption Price Per Share	$10.29

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Operations	Period from January 5, 2015^ to June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $19 of Foreign Taxes Withheld)	$264
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	265
Expenses:
Offering Costs	121
Advisory Fees (Note B)	98
Professional Fees	46
Custodian Fees (Note F)	21
Shareholder Reporting Fees	17
Administration Fees (Note C)	9
Pricing Fees	3
Registration Fees	3
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	— @
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Service Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Directors' Fees and Expenses	— @
Other Expenses	4
Total Expenses	325
Waiver of Advisory Fees (Note B)	(98)
Expenses Reimbursed by Adviser (Note B)	(98)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	126
Net Investment Income	139
Realized Gain (Loss):
Investments Sold	200
Foreign Currency Transactions	(21)
Futures Contracts	(10)
Net Realized Gain	169
Change in Unrealized Appreciation (Depreciation):
Investments	(511)
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(511)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(342)
Net Decrease in Net Assets Resulting from Operations	$(203)

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Changes in Net Assets	Period from January 5, 2015^ to June 30, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$139
Net Realized Gain	169
Net Change in Unrealized Appreciation (Depreciation)	(511)
Net Decrease in Net Assets Resulting from Operations	(203)
Capital Share Transactions:(1)
Class I:
Subscribed	14,728
Class A:
Subscribed	48
Class C:
Subscribed	110	*
Class IS:
Subscribed	17,575
Net Increase in Net Assets Resulting from Capital Share Transactions	32,461
Total Increase in Net Assets	32,258
Net Assets:
Beginning of Period	—
End of Period (Including Accumulated Undistributed Net Investment Income of $139)	$32,258
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,459
Class A:
Shares Subscribed	5
Class C:
Shares Subscribed	11	*
Class IS:
Shares Subscribed	1,663

^  Commencement of Operations.

*  For the period April 30, 2015 through June 30, 2015.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
Selected Per Share Data and Ratios	Period from January 5, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.05
Net Realized and Unrealized Gain	0.23
Total from Investment Operations	0.28
Net Asset Value, End of Period	$10.28
Total Return++	2.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$14,999
Ratios of Expenses to Average Net Assets (1)	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.06	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.05	%*
Net Investment Loss to Average Net Assets	(0.84	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
Selected Per Share Data and Ratios	Period from January 5, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.05
Net Realized and Unrealized Gain	0.21
Total from Investment Operations	0.26
Net Asset Value, End of Period	$10.26
Total Return++	2.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$48
Ratios of Expenses to Average Net Assets (1)	1.54	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.91	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	7.14	%*
Net Investment Loss to Average Net Assets	(4.69	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
Selected Per Share Data and Ratios	Period from April 30, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$10.61
Income (Loss) from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Loss	(0.38)
Total from Investment Operations	(0.36)
Net Asset Value, End of Period	$10.25
Total Return++	(3.39	)%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$108
Ratios of Expenses to Average Net Assets (1)	2.30	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.12	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	14.08	%*
Net Investment Loss to Average Net Assets	(11.66	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from January 5, 2015^ to June 30, 2015 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.08
Net Realized and Unrealized Gain	0.21
Total from Investment Operations	0.29
Net Asset Value, End of Period	$10.29
Total Return++	2.90	%#
Ratios and Supplemental Data:
Net Assets, End of Period, (Thousands)	$17,103
Ratios of Expenses to Average Net Assets (1)	1.14	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.59	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.82	%*
Net Investment Loss to Average Net Assets	(0.09	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-six separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Leaders Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to achieve the Portfolio's investment objective by investing primarily in equity securities of companies located in emerging market countries.

The Portfolio offers four classes of shares — Class I, Class A, Class C and Class IS. On April 30, 2015 the Portfolio commenced offering Class C shares.

Pursuant to an agreement and plan of reorganization, between the Fund, on behalf of the Portfolio, and Morgan Stanley Emerging Markets Leaders Fund (Cayman) LP, a private fund managed by the Adviser (the "Private Fund"), on January 6, 2015, the Portfolio acquired substantially all of the assets and liabilities of the Private Fund in exchange for shares of the Portfolio (the "Reorganization"). The Private Fund commenced operations on June 30, 2011, and had an investment objective, policies, and strategies that were, in all material respects, the same as those of the Portfolio, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Portfolio. However, the Private Fund was not registered as an investment company under the Act, and therefore was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the Act and the Internal Revenue Code of 1986, as amended (the "Code"), which, if applicable, may have adversely affected its performance. The net assets of the Private Fund before the Reorganization were approximately $11,030,000, including unrealized depreciation of approximately $59,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $10,996,000.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its finan-

cial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency

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Morgan Stanley Institutional Fund, Inc.

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Notes to Financial Statements (unaudited) (cont'd)

are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$3,987	$—	$—	$3,987
Beverages	4,106	—	—	4,106
Diversified Telecommunication Services	534	—	—	534
Food & Staples Retailing	2,944	—	—	2,944
Food Products	1,281	—	—	1,281
Health Care Providers & Services	977	—	—	977
Hotels, Restaurants & Leisure	2,166	—	—	2,166
Insurance	1,417	—	—	1,417
Internet Software & Services	1,592	—	—	1,592
Media	617	—	—	617
Multi-line Retail	475	—	—	475
Professional Services	1,355	—	—	1,355
Textiles, Apparel & Luxury Goods	2,942	—	—	2,942
Tobacco	1,483	—	—	1,483
Total Common Stocks	25,876	—	—	25,876
Participation Notes	—	4,601	—	4,601
Short-Term Investment
Investment Company	1,539	—	—	1,539
Total Assets	$27,415	$4,601	$—	$32,016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

As of June 30, 2015, the Portfolio did not have any open futures contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth by primary risk exposure the Portfolio's realized gains (losses) by type of derivative contract for the period ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$(10)

For the period ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$494,000

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statement of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

For the period ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.15% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least three years from the date of the Reorganization or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2015, approximately $98,000 of advisory fees were waived and approximately $100,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $25,093,000 and $4,770,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the period ended June 30, 2015, advisory fees paid were reduced by

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Notes to Financial Statements (unaudited) (cont'd)

approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the period ended June 30, 2015 is as follows:

Value January 5, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$—	$23,548	$22,009	$1	$1,539

During the period ended June 30, 2015, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $975,000 and the aggregate gross unrealized depreciation is approximately $1,486,000 resulting in net unrealized depreciation of approximately $511,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 11.6% and 99.9% for Class A and Class IS shares, respectively.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2015

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc., which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMLSAN
1261450 Exp. 08.31.16

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2015